UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07989

                                                       Metropolitan West Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street

                                                         Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

David B. Lippman

Metropolitan West Funds

865 South Figueroa Street

                                             Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (213) 244-0000

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 72.69%
ASSET-BACKED SECURITIES — 8.72%**
Access Group, Inc., Series 2005-2, Class A3
1.35%	11/22/24	[2]	$11,104	$11,105
Access Group, Inc., Series 2015-1, Class A
1.92%	07/25/56	[2,3]	27,102	26,958
BA Credit Card Trust, Series 2015-A1, Class A
1.49%	06/15/20	[2]	185,000	185,305
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.59%	01/25/35	[2,3]	22,182	21,432
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
2.39%	02/25/35	[2]	15,000	15,235
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
2.16%	10/27/36	[2]	15,000	15,040
Chase Issuance Trust, Series 2013-A6, Class A6
1.58%	07/15/20	[2]	150,000	150,480
Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2
1.50%	05/26/20	[2]	180,000	180,428
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7
1.65%	09/10/20	[2]	100,000	100,400
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.81%	04/25/35	[2]	5,828	5,806
Educational Funding of the South, Inc., Series 2012-1, Class A
2.27%	03/25/36	[2]	7,367	7,413
Honda Auto Receivables Owner Trust, Series 2014-3, Class A3
0.88%	06/15/18		5,546	5,544
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3
1.23%	09/23/19		205,000	204,577
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2
1.42%	07/22/19		195,000	194,994
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.80%	06/25/41	[2,3]	25,965	25,877
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A3
1.37%	05/15/20		80,000	79,944
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A2A
1.06%	02/15/19		90,243	90,173
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A2B
1.46%	04/15/19	[2]	23,505	23,536

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
North Carolina State Education Authority, Series 2011-1, Class A3
2.06%	10/25/41	[2]	$15,000	$14,982
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.92%	01/29/46	[2]	10,000	9,674
Scholar Funding Trust, Series 2011-A, Class A
2.07%	10/28/43	[2,3]	5,430	5,379
SLC Student Loan Trust, Series 2006-2, Class A5
1.35%	09/15/26	[2]	125,955	125,701
SLM Student Loan Trust, Series 2003-11, Class A5
1.30%	12/15/22	[2,3]	3,880	3,875
SLM Student Loan Trust, Series 2004-3, Class A5
1.33%	07/25/23	[2]	88,806	88,805
SLM Student Loan Trust, Series 2004-5A, Class A5
1.76%	10/25/23	[2,3]	84,990	85,015
SLM Student Loan Trust, Series 2005-10, Class A4
1.27%	10/25/19	[2]	706	706
SLM Student Loan Trust, Series 2006-9, Class A5
1.26%	01/26/26	[2]	140,061	139,803
SLM Student Loan Trust, Series 2007-6, Class A4
1.54%	10/25/24	[2]	95,935	95,451
SLM Student Loan Trust, Series 2011-1, Class A1
1.74%	03/25/26	[2]	109,846	110,161
SLM Student Loan Trust, Series 2011-2, Class A1
1.82%	11/25/27	[2]	15,974	16,051
SLM Student Loan Trust, Series 2013-3, Class A2
1.52%	05/26/20	[2]	3,432	3,433
SLM Student Loan Trust, Series 2013-4, Class A
1.77%	06/25/43	[2]	10,903	10,901
SLM Student Loan Trust, Series 2013-6, Class A2
1.72%	02/25/21	[2]	29,202	29,210
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2B
1.29%	05/15/19	[2]	64,944	64,929

Total Asset-Backed Securities (Cost $2,143,909)				2,148,323

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 1

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.29%*
Industrials — 0.29%
Tyco International Holdings SARL, Term Loan, 1st Lien
2.96% (LIBOR plus 1.75%)	09/10/19[2,4]		$72,469	$72,401

Total Bank Loans (Cost $72,650)
CORPORATES — 26.01%*
Automotive — 0.21%
General Motors Co.
3.50%	10/02/18		50,000	50,893

Banking — 4.73%
Bank of America Corp.
7.63%	06/01/19		85,000	93,671
Bank of America Corp. (MTN)
5.65%	05/01/18		160,000	165,064
6.88%	04/25/18		225,000	234,191
Discover Bank
2.00%	02/21/18		100,000	100,144
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,5]	115,000	119,465
JPMorgan Chase & Co.
6.00%	01/15/18		80,000	81,804
Santander UK PLC (United Kingdom)
1.65%	09/29/17	[5]	15,000	15,011
2.50%	03/14/19	[5]	60,000	60,529
Wachovia Corp. (MTN)
5.75%	02/01/18		275,000	281,536
Wells Fargo & Co. (GMTN)
1.50%	01/16/18		15,000	14,996

				1,166,411

Communications — 1.40%
21st Century Fox America, Inc.
7.25%	05/18/18		100,000	104,707
AT&T, Inc.
5.50%	02/01/18		40,000	40,865
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[5]	35,000	36,931
Time Warner Cable LLC
6.75%	07/01/18		155,000	162,201

				344,704

Consumer Discretionary — 1.49%
Altria Group, Inc.
9.70%	11/10/18		70,000	77,130
Anheuser-Busch InBev Finance, Inc.
1.25%	01/17/18		20,000	19,978
Anheuser-Busch InBev Worldwide, Inc.
7.75%	01/15/19		50,000	54,403

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[3]	$50,000	$50,317
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[3,5]	90,000	90,023
Beam Suntory, Inc.
1.75%	06/15/18		75,000	74,928

				366,779

Electric — 0.90%
Cleveland Electric Illuminating Co., Series D (The)
7.88%	11/01/17		20,000	20,389
Jersey Central Power & Light Co.
7.35%	02/01/19		100,000	107,746
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		15,000	15,846
Vectren Utility Holdings, Inc.
5.75%	08/01/18		75,000	78,054

				222,035

Energy — 0.33%
Phillips 66
1.79%	04/15/19	[2,3]	80,000	80,195

Environmental Control — 0.04%
Waste Management, Inc.
6.10%	03/15/18		10,000	10,310

Finance — 8.14%
Air Lease Corp.
2.63%	09/04/18		75,000	75,577
American Express Co.
1.55%	05/22/18		40,000	39,987
7.00%	03/19/18		15,000	15,553
American Express Credit Corp. (MTN)
1.80%	07/31/18		30,000	30,011
Bear Stearns Cos. LLC (The)
6.40%	10/02/17		20,000	20,231
7.25%	02/01/18		340,000	350,694
Citigroup, Inc.
1.70%	04/27/18		25,000	24,980
1.80%	02/05/18		180,000	180,162
2.50%	09/26/18		45,000	45,305
6.00%	08/15/17		15,000	15,074
6.13%	05/15/18		100,000	103,696
Ford Motor Credit Co. LLC
2.24%	06/15/18		25,000	25,068
5.00%	05/15/18		75,000	76,936
6.63%	08/15/17		15,000	15,080

See accompanying notes to Schedule of Portfolio Investments.

2 / N-Q Report June 2017

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Corp. (MTN)
1.55%	05/05/26	[2]	$30,000	$29,538
1.66%	08/15/36	[2]	75,000	68,801
General Motors Financial Co., Inc.
2.35%	10/04/19		50,000	50,022
3.25%	05/15/18		20,000	20,239
4.75%	08/15/17		10,000	10,034
Goldman Sachs Group, Inc. (MTN) (The)
2.28%	11/15/18	[2]	25,000	25,271
Goldman Sachs Group, Inc. (The)
2.38%	01/22/18		10,000	10,039
5.95%	01/18/18		210,000	214,722
6.15%	04/01/18		15,000	15,484
International Lease Finance Corp.
7.13%	09/01/18	[3]	100,000	105,875
Morgan Stanley (GMTN)
6.63%	04/01/18		115,000	119,105
Morgan Stanley (MTN)
5.95%	12/28/17		125,000	127,566
Morgan Stanley, Series 3NC2
1.98%	02/14/20	[2]	150,000	150,651
SL Green Realty Corp.
5.00%	08/15/18		40,000	41,023

				2,006,724

Food — 0.06%
Kraft Heinz Foods Co.
6.13%	08/23/18		15,000	15,719

Health Care — 1.64%
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[5]	90,000	90,391
Aetna, Inc.
1.50%	11/15/17		10,000	10,001
Anthem, Inc.
1.88%	01/15/18		40,000	40,049
2.25%	08/15/19		75,000	75,386
Baxalta, Inc.
2.00%	06/22/18		10,000	10,018
Bayer U.S. Finance LLC
1.50%	10/06/17	[3]	55,000	54,989
Providence Health & Services Obligated Group
2.25%	10/01/17	[2]	75,000	75,138
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[5]	30,000	29,920
UnitedHealth Group, Inc.
6.00%	02/15/18		15,000	15,402

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,5]	$5,000	$4,313

				405,607

Industrials — 0.67%
L3 Technologies, Inc.
5.20%	10/15/19		60,000	64,094
Temple-Inland LLC
6.63%	01/15/18		65,000	66,596
United Technologies Corp. (STEP)
1.78%	05/04/18		35,000	35,052

				165,742

Information Technology — 0.41%
QUALCOMM, Inc.
1.85%	05/20/19		100,000	100,256

Real Estate Investment Trust (REIT) — 4.80%
American Tower Corp.
4.50%	01/15/18		105,000	106,452
Boston Properties LP
3.70%	11/15/18		100,000	102,115
5.63%	11/15/20		15,000	16,486
HCP, Inc.
2.63%	02/01/20		100,000	100,760
3.75%	02/01/19		50,000	51,071
Highwoods Realty LP
7.50%	04/15/18		10,000	10,415
Kimco Realty Corp. (MTN)
4.30%	02/01/18		90,000	90,688
National Retail Properties, Inc.
6.88%	10/15/17		15,000	15,209
Post Apartment Homes LP
4.75%	10/15/17		15,000	15,013
Prologis LP
4.00%	01/15/18		15,000	15,095
Realty Income Corp.
2.00%	01/31/18		110,000	110,100
UDR, Inc. (MTN)
4.25%	06/01/18		120,000	122,680
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		55,000	55,082
4.00%	04/30/19		90,000	92,537
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	150,000	149,999
2.70%	09/17/19	[3]	15,000	15,133

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 3

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
2.25%	03/15/18		$115,000	$115,334

				1,184,169

Services — 0.72%
Moody’s Corp.
1.57%	09/04/18	[2]	50,000	50,119
Republic Services, Inc.
3.80%	05/15/18		125,000	127,230

				177,349

Transportation — 0.47%
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		5,562	5,677
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		40,791	43,723
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		62,324	66,647

				116,047

Total Corporates
(Cost $6,400,500)				6,412,940

MORTGAGE-BACKED — 22.38%**
Commercial Mortgage-Backed — 9.16%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-5, Class A4
5.49%	02/10/51		27,961	28,000
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T18, Class E
5.26%	02/13/42	[2,3]	92,477	92,643
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR17, Class AM
5.92%	06/11/50	[2]	125,000	125,269
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1A
5.87%	12/10/49	[2]	398	397
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.95%	07/10/38	[2]	20,895	21,064
Commercial Mortgage Trust, Series 2010-C1, Class A2
3.83%	07/10/46	[3]	8,156	8,226
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4
5.70%	09/15/40	[2]	110,995	110,888

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2007-C4, Class A4
6.25%	09/15/39	[2]	$20,543	$20,520
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[3]	39,878	40,819
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[3]	40,000	41,525
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	21,105	21,700
GS Mortgage Securities Trust, Series 2013-GC13, Class A2
2.81%	07/10/46		40,000	40,308
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[3]	6,271	6,243
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%	08/15/46		75,969	77,196
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2
2.98%	11/15/45		28,500	28,901
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2
3.00%	01/15/47		90,000	91,333
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A2
3.09%	07/15/48		120,000	123,079
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2
5.12%	07/15/41		3,389	3,393
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[3]	78,277	78,723
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	34,166	34,699
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46	[3]	141,233	143,677
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class ASB
3.41%	01/15/46		55,000	57,041

See accompanying notes to Schedule of Portfolio Investments.

4 / N-Q Report June 2017

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2
3.07%	12/15/46		$116,517	$118,225
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		60,635	61,365
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class XCL (IO)
0.62%	09/15/39	[2,3,4]	1,655,745	10,040
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2
1.97%	08/15/45		5,454	5,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A3
2.83%	08/15/45		144,000	146,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		38,775	38,768
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2
3.00%	10/15/46		120,000	121,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2
1.86%	02/15/46		38,269	38,287
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46		55,324	55,417
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		86,828	89,874
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A3
4.00%	03/15/44	[3]	173,122	176,722
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A2
1.96%	05/15/45		200,000	200,404

				2,258,346

Non-Agency Mortgage-Backed — 6.97%
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class M2
1.69%	05/25/35	[2]	45,000	44,803
Asset-Backed Funding Certificates, Series 2006-OPT1, Class A2
1.36%	09/25/36	[2]	46,259	44,546
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2
1.98%	07/25/35	[2]	1,991	1,996
Banc of America Funding Trust, Series 2006-G, Class 2A4
1.50%	07/20/36	[2]	82,144	82,437

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.61%	05/27/37	[2,3]	$11,526	$11,543
BCAP LLC Trust, Series 2012-RR11, Class 2A3
1.14%	08/26/36	[2,3]	119,206	118,497
BCAP LLC Trust, Series 2014-RR1, Class 3A3
1.18%	03/26/37	[2,3]	128,728	126,115
Bear Stearns ALT-A Trust, Series 2004-11, Class 1A1
1.90%	11/25/34	[2]	15,810	15,612
Centex Home Equity Loan Trust, Series 2002-C, Class AF4 (STEP)
4.98%	06/25/31		12,084	12,118
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M2
1.56%	01/25/36	[2]	38,636	38,630
Countrywide Alternative Loan Trust, Series 2005-27, Class 3A2
1.83%	08/25/35	[2]	30,826	20,111
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
2.12%	10/25/47	[2]	128,484	124,146
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
1.82%	05/25/35	[2]	26,938	23,299
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A
7.50%	06/25/20	[3]	653	663
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		16,321	16,475
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
2.24%	11/25/33	[2]	19,741	19,321
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
1.58%	07/19/44	[2]	6,201	6,122
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
1.50%	03/25/36	[2]	120,000	116,471
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.81%	04/19/36	[2]	126,037	119,966
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.72%	07/19/35	[2]	7,889	7,398

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 5

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1A
2.08%	08/25/34	[2]	$10,106	$8,856
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2
1.40%	02/25/37	[2]	7,539	7,485
JPMorgan Mortgage Acquisition Trust, Series 2005-OPT1, Class M1
1.89%	06/25/35	[2]	4,455	4,465
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
1.38%	06/25/36	[2]	119,192	118,033
JPMorgan Resecuritization Trust, Series 2009-7, Class 14A1
2.85%	07/27/37	[2,3]	33,537	33,710
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
1.78%	10/25/34	[2]	100,360	96,210
Option One Mortgage Loan Trust, Series 2005-5, Class A3
1.43%	12/25/35	[2]	106,419	106,360
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A2
8.50%	11/25/31		4,097	1,250
Residential Asset Securities Trust, Series 2005-AHL3, Class A2
1.46%	11/25/35	[2]	12,283	12,304
Soundview Home Loan Trust, Series 2006-2, Class M1
1.55%	03/25/36	[2]	85,000	83,967
Structured Asset Investment Loan Trust, Series 2005-6, Class M1
1.94%	07/25/35	[2]	63,455	63,454
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,4]	3,924,092	54,167
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
2.18%	06/25/42	[2]	5,757	5,561
Wells Fargo Alternative Loan Trust, Series 2005-2, Class M1
1.89%	10/25/35	[2]	121,451	121,485
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-I, Class A1
2.93%	09/25/33	[2]	39,208	40,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-I, Class AI
3.18%	07/25/34	[2]	8,225	8,370

				1,716,691

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) U.S. Agency Mortgage-Backed — 6.25%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
1.38%	04/25/20	[2]	$3,836	$3,839
Fannie Mae Pool 467572
3.80%	04/01/18		18,029	18,148
Fannie Mae Pool 468769
3.42%	09/01/18		36,098	36,642
Fannie Mae Pool 802665
3.11%	12/01/34	[2]	3,153	3,223
Fannie Mae Pool AL0851
6.00%	10/01/40		6,114	6,870
Fannie Mae Pool AM6261
1.22%	07/01/19	[2]	195,000	195,166
Fannie Mae Pool AM7028
1.24%	10/01/19	[2]	195,000	195,165
Fannie Mae REMICS, Series 1997-91, Class SL (IO)
7.50%	11/25/23	[2]	54,321	7,820
Fannie Mae REMICS, Series 2003-11, Class FA
2.22%	09/25/32	[2]	11,791	12,067
Fannie Mae REMICS, Series 2008-47, Class PF
1.72%	06/25/38	[2]	3,071	3,076
Fannie Mae REMICS, Series 2010-109, Class PF
1.62%	10/25/40	[2]	10,346	10,387
Fannie Mae REMICS, Series G-36, Class ZB
7.00%	11/25/21		565	594
Fannie Mae-Aces, Series 2006-M2, Class A2F
5.26%	05/25/20	[2]	3,874	3,889
Fannie Mae-Aces, Series 2013-M13, Class FA
1.57%	05/25/18	[2]	176,541	176,723
Fannie Mae-Aces, Series 2013-M14, Class FA
1.57%	08/25/18	[2]	16,764	16,799
Fannie Mae-Aces, Series 2014-M2, Class ASV2
2.78%	06/25/21	[2]	21,181	21,588
Fannie Mae-Aces, Series 2014-M8, Class FA
1.29%	05/25/18	[2]	25,011	25,015
Fannie Mae-Aces, Series 2016-M9, Class FA
1.64%	09/25/23	[2]	48,948	48,941
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K003, Class A4
5.05%	01/25/19		165,000	171,370

See accompanying notes to Schedule of Portfolio Investments.

6 / N-Q Report June 2017

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued) U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		$145,000	$152,843
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A1
1.38%	07/25/20	[2]	187,456	187,689
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
1.63%	07/25/20	[2]	5,984	6,005
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
1.57%	09/25/21	[2]	15,466	15,485
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF10, Class A
1.60%	07/25/22	[2]	16,153	16,173
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ02, Class A2
2.60%	09/25/20		127,238	129,657
Freddie Mac REMICS, Series 2684, Class F
2.06%	01/15/33	[2]	11,166	11,384
Freddie Mac REMICS, Series 3501, Class JA
4.00%	04/15/37		669	668
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		23,973	24,181
Freddie Mac Strips, Series 263, Class F5
1.66%	06/15/42	[2]	34,022	34,290
Freddie Mac-Ginnie Mae, Series 2, Class L
8.00%	11/25/22		4	4
Ginnie Mae, Series 2011-142, Class A
2.34%	10/16/40		5,833	5,855

				1,541,556

Total Mortgage-Backed (Cost $5,548,865)				5,516,593

Issues	Maturity Date		Principal Amount/ Shares	Value
U.S. TREASURY SECURITIES — 15.29% U.S. Treasury Notes — 15.29%
U.S. Treasury Notes
0.75%	08/15/19		$1,430,000	$1,410,756
1.38%	02/15/20		2,365,000	2,357,794

				3,768,550

Total U.S. Treasury Securities (Cost $3,760,498)				3,768,550

Total Bonds – 72.69% (Cost $17,926,422)				17,918,807

Issues			Shares	Value
MUTUAL FUNDS — 4.14% Mutual Funds — 4.14%
SPDR S&P500 ETF Trust			4,221	1,020,638

Total Mutual Funds (Cost $1,013,922)
Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 22.48% U.S. Treasury Bills — 22.48%
U.S. Treasury Bills
0.67%[6]	07/27/17		3,960,000	3,957,850
0.78%[6]	08/03/17		150,000	149,891
0.79%[6]	09/07/17	[7]	1,037,000	1,035,203
0.91%[6]	10/05/17		400,000	398,945

				5,541,889

Total Short-Term Investments (Cost $5,542,200)				5,541,889

Total Investments – 99.31% (Cost $24,482,544)[1]				24,481,334

Cash and Other Assets, Less Liabilities – 0.69%				171,256

Net Assets – 100.00%				$24,652,590

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 7

AlphaTrak 500 Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
193	S&P 500 E Mini Index,
	Expiration September 2017	$(141,579)

	Net unrealized (depreciation)	$(141,579)

Notes:

[1]	Cost for federal income tax purposes is $24,494,416 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$59,870
Gross unrealized (depreciation)	(72,952)

Net unrealized (depreciation)	$(13,082)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2017.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $136,607, which is 0.55% of total net assets.

[5]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[6]	Represents annualized yield at date of purchase.
[7]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $868,486.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(S&P): Standard and Poor’s

(STEP): Step coupon bond

See accompanying notes to Schedule of Portfolio Investments.

8 / N-Q Report June 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 94.64% BANK LOANS — 88.09%* Automotive — 0.18%
Allison Transmission, Inc., Term Loan B, 1st Lien
3.22% (LIBOR plus 2.00%)	09/23/22	[2]	$416,813	$419,310

Communications — 10.50%
Beasley Broadcast Group, Inc., Term Loan B, 1st Lien
7.23% (LIBOR plus 6.00%)	11/01/23	[2]	837,736	848,995
CBS Radio, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)	10/17/23	[2]	500,000	502,970
CenturyLink, Inc., Term Loan B, 1st Lien
1.38%	01/31/25	[2]	1,000,000	990,070
Charter Communications Operating LLC, Term Loan E, 1st Lien
3.23% (LIBOR plus 2.00%)	07/01/20	[2]	742,268	745,285
Charter Communications Operating LLC, Term Loan I, 1st Lien
3.48% (LIBOR plus 2.25%)	01/15/24	[2]	493,750	496,011
Cincinnati Bell, Term Loan, 1st Lien
4.05% (LIBOR plus 3.00%)	09/10/20	[2]	292,407	295,258
CSC Holdings LLC, Term Loan B, 1st Lien
3.46% (LIBOR plus 2.25%)	07/17/25	[2]	1,155,000	1,148,503
Frontier Communications Corp., Term Loan B, 1st Lien
4.91% (LIBOR plus 3.75%)	06/17/24	[2]	1,500,000	1,480,905
GTT Communications, Inc., Term Loan, 1st Lien
5.25% (LIBOR plus 4.00%)	01/09/24	[2]	1,492,500	1,500,903
Mediarena Acquisition BV, Term Loan, 1st Lien
6.90% (LIBOR plus 5.75%)	08/13/21	[2]	1,322,622	1,244,362
Merrill Communications LLC, Term Loan, 1st Lien
6.42% (LIBOR plus 5.25%)	06/01/22	[2]	490,886	493,341
Mission Broadcasting, Inc., Term Loan B, 1st Lien
4.25% (LIBOR plus 3.00%)	01/17/24	[2]	42,131	42,274
NEP/NCP Holdco, Term Loan B, 1st Lien
4.48% (LIBOR plus 3.25%)	01/22/20	[2]	1,227,895	1,230,965
Nexstar Broadcasting, Inc., Term Loan B, 1st Lien
4.24% (LIBOR plus 3.00%)	01/17/24	[2]	426,862	428,311
Outfront Media Capital LLC, Term Loan B, 1st Lien
3.46% (LIBOR plus 2.25%)	03/18/24	[2]	2,000,000	2,010,310
Securus Technologies Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 4.50%)	06/20/24	[2]	750,000	750,315
Sinclair Broadcast Group, Inc., Term Loan B2, 1st Lien
3.48% (LIBOR plus 2.25%)	01/03/24	[2]	1,980,081	1,985,279

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued) Communications (continued)
Springer Science & Business Media GMBH, Term Loan B9, 1st Lien
4.80% (LIBOR plus 3.50%)	08/14/20	[2]	$451,008	$453,698
Tribune Media Co., Term Loan B, 1st Lien
4.23% (LIBOR plus 3.00%)	12/27/20	[2]	43,470	43,688
Tribune Media Co., Term Loan C, 1st Lien
4.23% (LIBOR plus 3.00%)	01/27/24	[2]	541,803	544,444
Univision Communications, Inc., Term Loan C5, 1st Lien
3.98% (LIBOR plus 2.75%)	03/15/24	[2]	2,597,222	2,550,680
Virgin Media Bristol LLC, Term Loan, 1st Lien
3.91% (LIBOR plus 2.75%)	01/31/25	[2]	1,500,000	1,502,250
Windstream Services LLC, Term Loan B6, 1st Lien
5.21% (LIBOR plus 4.00%)	03/29/21	[2]	1,488,134	1,487,509
Windstream Services LLC, Term Loan, 1st Lien
4.46% (LIBOR plus 3.25%)	02/17/24	[2]	597,000	585,060
Ziggo Secured Finance, Term Loan E, 1st Lien
3.66% (LIBOR plus 2.50%)	04/15/25	[2]	1,250,000	1,247,587

				24,608,973

Consumer Discretionary — 7.00%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
3.50% (LIBOR plus 2.25%)	02/16/24	[2,3]	997,495	995,939
Candy Intermediate Holdings, Inc., Term Loan B, 1st Lien
5.80% (LIBOR plus 4.50%)	06/15/23	[2]	990,000	952,261
CityCenter Holdings LLC, Term Loan B, 1st Lien
3.72% (LIBOR plus 2.50%)	04/18/24	[2]	1,750,000	1,754,734
Constellation Brands, Inc., Term Loan B, 1st Lien
5.00% (LIBOR plus 3.75%)	12/15/23	[2]	1,990,000	2,007,413
Four Seasons Holdings, Inc., Term Loan B, 1st Lien (Canada)
3.73% (LIBOR plus 2.50%)	11/30/23	[2,3]	995,000	1,003,084
Hanesbrands, Inc., Term Loan B, 1st Lien
3.73% (LIBOR plus 2.50%)	04/29/22	[2]	374,853	378,720
Hilton Worldwide Finance LLC, Term Loan B2, 1st Lien
3.22% (LIBOR plus 2.00%)	10/25/23	[2]	683,595	686,350
Hostess Brands LLC, Term Loan, 1st Lien
3.73% (LIBOR plus 2.50%)	08/03/22	[2]	987,525	991,845
KFC Holding Co., Term Loan B, 1st Lien
3.21% (LIBOR plus 2.00%)	06/16/23	[2]	1,488,769	1,496,399
La Quinta Intermediate Holdings LLC, Term Loan B, 1st Lien
3.91% (LIBOR plus 2.75%)	04/14/21	[2]	1,399,817	1,407,257

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 9

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued) Consumer Discretionary (continued)
Nielsen Finance LLC, Term Loan, B4, 1st Lien
3.10% (LIBOR plus 2.00%)	10/04/23	[2]	$1,243,750	$1,247,002
Petmate Holdings Co., Term Loan, 1st Lien
5.51% (LIBOR plus 4.50%)	05/22/24	[2]	500,000	502,500
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
4.23% (LIBOR plus 3.00%)	02/06/23	[2]	1,488,769	1,492,327
Spin Holdco, Inc., Term Loan B, 1st Lien
4.97% (LIBOR plus 3.75%)	11/14/22	[2]	1,500,000	1,493,250

				16,409,081

Consumer Products — 0.83%
Hoffmaster Group, Inc., Term Loan, 1st Lien
5.80% (LIBOR plus 4.50%)	11/21/23	[2]	995,000	1,005,577
Prestige Brands, Inc., Term Loan B4, 1st Lien
3.98% (LIBOR plus 2.75%)	01/26/24	[2]	933,427	938,873

				1,944,450

Electric — 2.42%
Calpine Corp., Term Loan B8, 1st Lien
2.98% (LIBOR plus 1.75%)	12/31/19	[2]	249,375	249,562
Chief Power Finance LLC, Term Loan B, 1st Lien
6.07% (LIBOR plus 4.75%)	12/31/20	[2,4]	975,000	676,002
ExGen Texas Power LLC, Term Loan B, 1st Lien
6.05% (LIBOR plus 4.75%)	09/20/21	[2,4]	967,195	586,880
GIM Channelview Cogeneration LLC, Term Loan B, 1st Lien
4.48% (LIBOR plus 3.25%)	05/08/20	[2]	1,120,461	1,039,228
Moxie Liberty (Panda), Term Loan, 1st Lien
7.80% (LIBOR plus 6.50%)	08/21/20	[2]	1,584,366	1,468,517
Panda Power Funds, Term Loan B1, 1st Lien
7.05% (LIBOR plus 5.75%)	12/18/20	[2,4]	973,934	899,671
Viva Alamo LLC, Term Loan B, 1st Lien
5.45% (LIBOR plus 4.25%)	02/22/21	[2,4]	951,863	761,490

				5,681,350

Energy — 1.51%
Contura Energy, Inc., Term Loan, 1st Lien
6.23% (LIBOR plus 5.00%)	03/18/24	[2]	498,750	487,528
EMG Utica LLC, Term Loan B, 1st Lien
5.19% (LIBOR plus 3.75%)	03/27/20	[2,4]	628,884	630,655
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien
5.75% (LIBOR plus 4.50%)	06/18/20	[2,4]	734,022	331,778

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued) Energy (continued)
Pike Corp., Term Loan, 2nd Lien
9.23% (LIBOR plus 8.00%)	09/10/24	[2]	$1,000,000	$1,017,500
Power Buyer LLC, Term Loan, 1st Lien
4.55% (LIBOR plus 3.25%)	05/06/20	[2]	1,071,974	1,065,944

				3,533,405

Entertainment — 0.63%
AMC Entertainment, Inc., Term Loan B, 1st Lien
3.46% (LIBOR plus 2.25%)	12/15/22	[2]	481,391	483,069
Regal Cinemas Corp., Term Loan, 1st Lien
3.23% (LIBOR plus 2.00%)	04/01/22	[2]	995,006	998,041

				1,481,110

Finance — 10.10%
Admi Corp., Term Loan B, 1st Lien
4.95% (LIBOR plus 3.75%)	04/29/22	[2]	994,924	1,007,052
Aruba Investments, Inc., Term Loan B, 1st Lien
4.80% (LIBOR plus 3.50%)	02/02/22	[2]	408,335	409,015
ASP AMC Merger Sub, Inc., Term Loan, 1st Lien
4.80% (LIBOR plus 3.50%)	04/21/24	[2]	983,440	974,427
Auris Luxembourg III SARL, Term Loan B, 1st Lien (Luxembourg)
4.30% (LIBOR plus 3.00%)	01/17/22	[2,3]	1,456,357	1,461,818
Black Knight InfoServ LLC, Term Loan B, 1st Lien
3.50% (LIBOR plus 2.25%)	05/27/22	[2]	980,000	989,800
Camelot Finance LP, Term Loan, 1st Lien
4.73% (LIBOR plus 3.50%)	10/03/23	[2]	1,479,419	1,490,122
CBAC Borrower LLC, Term Loan B, 1st Lien
8.30% (LIBOR plus 7.00%)	07/02/20	[2]	1,977,443	1,972,500
CBAC Borrower LLC, Term Loan B, 1st Lien
(LIBOR plus 4.00%)	06/13/24	[2]	1,300,000	1,297,289
Delos Finance SARL, Term Loan B, 1st Lien
3.55% (LIBOR plus 2.25%)	10/06/23	[2]	2,000,000	2,009,850
First Eagle Holdings, Inc., Term Loan B, 1st Lien
4.80% (LIBOR plus 3.50%)	12/01/22	[2]	1,757,018	1,776,564
Fly Funding II SARL, Term Loan, 1st Lien
3.43% (LIBOR plus 2.25%)	02/09/23	[2]	882,167	884,738
GTCR Valor Cos., Inc., Term Loan B, 1st Lien
7.23% (LIBOR plus 6.00%)	06/16/23	[2]	990,001	997,119
Helix Gen Funding LLC, Term Loan B, 1st Lien
4.96% (LIBOR plus 3.75%)	06/03/24	[2]	958,209	965,228

See accompanying notes to Schedule of Portfolio Investments.

10 / N-Q Report June 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Finance (continued)
Midas Intermediate Holdco II LLC, Term Loan B, 1st Lien
4.05% (LIBOR plus 2.75%)	08/18/21	[2]	$1,481,797	$1,487,821
TecoStar Horldings, Inc., Term Loan, 1st Lien
4.92% (LIBOR plus 3.75%)	05/01/24	[2]	500,000	500,625
Telenet Financing LLC, Term Loan AI, 1st Lien
3.91% (LIBOR plus 2.75%)	06/30/25	[2]	2,000,000	2,003,070
UFC Holdings LLC, Term Loan B, 1st Lien
4.47% (LIBOR plus 3.25%)	08/18/23	[2]	1,488,750	1,493,536
WideOpenWest Finance LLC, Term Loan B, 1st Lien
4.70% (LIBOR plus 3.50%)	08/18/23	[2]	1,955,841	1,956,516

				23,677,090

Food — 1.23%
Chobani LLC, Term Loan B, 1st Lien
5.48% (LIBOR plus 4.25%)	10/09/23	[2]	995,000	1,003,711
Del Monte Foods, Inc., Term Loan, 1st Lien
6.50% (PRIME plus
2.25%)	02/18/21	[2]	1,250	1,018
4.43% (LIBOR plus 3.25%)	02/18/21	[2]	482,500	392,996
Hearthside Group Holdings LLC, Term Loan B, 1st Lien
4.23% (LIBOR plus 3.00%)	06/02/21	[2]	493,639	496,517
Pinnacle Foods Finance LLC, Term Loan B, 1st Lien
3.08% (LIBOR plus 2.00%)	02/02/24	[2]	995,000	999,582

				2,893,824

Gaming — 7.27%
Affinity Gaming, Term Loan, 1st Lien
4.73% (LIBOR plus 3.50%)	07/03/23	[2]	481,976	485,817
Amaya, Inc., Term Loan B, 1st Lien (Canada)
4.80% (LIBOR plus 3.50%)	08/01/21	[2,3]	1,493,652	1,497,983
American Casino & Entertainment Properties LLC, Term Loan
4.48% (LIBOR plus 3.25%)	07/07/22	[2]	590,169	593,365
Caesars Entertainment Operating Co., Inc., Term Loan B-EXIT, 1st Lien
(LIBOR plus 2.50%)	04/04/24	[2]	1,000,000	998,125
Caesers Entertainment Resort Properties LLC, Term Loan B, 1st Lien
4.73% (LIBOR plus 3.50%)	10/11/20	[2]	1,238,452	1,246,836
Gateway Casinos & Entertainment Ltd., Term Loan B1, 1st Lien
5.05% (LIBOR plus 3.75%)	02/22/23	[2]	1,000,000	1,009,170
Golden Nugget, Inc., Delayed-Draw Term Loan, 1st Lien
4.68% (LIBOR plus 3.50%)	11/21/19	[2]	387,072	391,912
Golden Nugget, Inc., Term Loan B, 1st Lien
4.71% (LIBOR plus 3.50%)	11/21/19	[2]	903,168	914,462

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Gaming (continued)
Greektown Holdings LLC, Term Loan B, 1st Lien
4.23% (LIBOR plus 3.00%)	04/25/24	[2]	$2,000,000	$2,001,250
Las Vegas Sands LLC, Term Loan, 1st Lien
3.23% (LIBOR plus 2.00%)	03/29/24	[2]	1,960,150	1,965,178
Penn National Gaming, Inc., Term Loan B, 1st Lien
3.73% (LIBOR plus 2.50%)	01/19/24	[2]	1,995,000	2,008,546
Pinnacle Entertainment, Inc., Term Loan B, 1st Lien
4.23% (LIBOR plus 3.00%)	04/28/23	[2]	33,333	33,557
Station Casinos LLC, Term Loan B, 1st Lien
3.71% (LIBOR plus 2.50%)	06/08/23	[2]	1,435,003	1,434,759
Tropicana Entertainment, Inc., Term Loan, 1st Lien
4.30% (LIBOR plus 3.00%)	11/27/20	[2]	962,500	967,313
Yonkers Racing Corp., Term Loan B, 1st Lien
4.48% (LIBOR plus 3.25%)	05/24/24	[2]	1,500,000	1,503,750

				17,052,023

Health Care — 12.22%
Acadia Healthcare Co., Inc., Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	02/11/22	[2]	975,000	983,531
Acadia Healthcare Co., Inc., Term Loan B2, 1st Lien
3.80% (LIBOR plus 2.75%)	02/16/23	[2]	295,500	297,938
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
5.16% (LIBOR plus 4.00%)	04/28/22	[2]	1,994,962	1,990,224
American Renal Holdings, Inc., Term Loan B, 1st Lien
4.47% (LIBOR plus 3.25%)	06/14/24	[2]	1,490,683	1,491,153
BCPE Eagle Holdings, Inc., Term Loan, 1st Lien
5.48% (LIBOR plus 4.25%)	03/13/24	[2]	1,246,875	1,253,109
Change Healthcare Holdings LLC, Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	03/01/24	[2]	997,500	998,882
CHS/Community Health Systems, Inc., Term Loan G, 1st Lien
3.90% (LIBOR plus 2.75%)	12/31/19	[2]	322,825	322,701
CHS/Community Health Systems, Inc., Term Loan H, 1st Lien
4.15% (LIBOR plus 3.00%)	01/27/21	[2]	330,740	330,499
DaVita Healthcare Partners, Inc., Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	06/24/21	[2]	970,000	972,425
Endo Luxembourg Finance I Co. SARL, Term Loan B, 1st Lien (Luxembourg)
5.50% (LIBOR plus 4.25%)	04/29/24	[2,3]	1,250,000	1,263,675

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 11

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care (continued)
Genoa Healthcare LLC, Term Loan, 1st Lien
4.98% (LIBOR plus 3.75%)	10/30/23	[2]	$1,985,622	$1,997,039
Goldcup Merger Sub, Inc., Term Loan B, 1st Lien
6.17% (LIBOR plus 5.00%)	05/02/23	[2]	495,000	500,415
Greatbatch Ltd., Term Loan B, 1st Lien
4.71% (LIBOR plus 3.50%)	10/27/22	[2]	2,026,868	2,037,763
Halyard Health, Inc., Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	11/01/21	[2]	591,121	593,985
HCA, Inc., Term Loan B9, 1st Lien
3.23% (LIBOR plus 2.00%)	03/17/23	[2]	753,821	756,690
Inventiv Health, Inc., Term Loan B, 1st Lien
4.95% (LIBOR plus 3.75%)	11/09/23	[2]	1,990,000	1,996,637
Lantheus Medical Imaging, Inc., Term Loan B, 1st Lien
5.73% (LIBOR plus 4.50%)	06/30/22	[2]	997,500	1,002,901
Medical Solutions Holdings, Inc., Term Loan, 1st Lien
5.49% (LIBOR plus 4.25%)	06/14/24	[2]	1,000,000	1,002,500
Millennium Health Holdco, Inc., Term Loan, 1st Lien
7.73% (LIBOR plus 6.50%)	12/21/20	[2]	1,685,063	1,025,083
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien
4.30% (LIBOR plus 3.00%)	06/07/23	[2]	1,363,833	1,365,749
NMSC Holdings, Inc., Term Loan B, 1st Lien
6.30% (LIBOR plus 5.00%)	04/19/23	[2]	677,338	679,032
Prospect Medical Holdings, Inc., Term Loan B, 1st Lien
7.25% (LIBOR plus 6.00%)	06/30/22	[2,4]	992,487	1,002,412
Surgery Center Holdings, Inc., Term Loan, 1st Lien
(LIBOR plus 3.25%)	06/20/24	[2]	750,000	753,754
4.83% (LIBOR plus 3.75%)	11/03/20	[2]	487,505	490,401
Valeant Pharmaceuticals International, Inc., Term Loan BF1, 1st Lien (Canada)
5.83% (LIBOR plus 4.75%)	04/01/22	[2,3]	2,021,145	2,050,937
Western Dental Services Inc., Term Loan B, 1st Lien
(LIBOR plus 5.25%)	06/23/23	[2]	1,500,000	1,496,250

				28,655,685

Industrials — 12.84%
Abacus Innovations Corp., Term Loan B, 1st Lien
3.50% (LIBOR plus 2.25%)	08/16/23	[2]	746,250	751,287
Berlin Packaging LLC, Term Loan B, 1st Lien
4.43% (LIBOR plus 3.25%)	10/01/21	[2]	992,394	996,036
Berry Plastics Corp., Term Loan J, 1st Lien
3.62% (LIBOR plus 2.50%)	01/19/24	[2]	498,750	499,339

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Casella Waste Systems, Inc., Term Loan B, 1st Lien
3.96% (LIBOR plus 2.75%)	10/17/23	[2]	$497,500	$500,301
Clean Harbors, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.00%)	06/28/24	[2]	850,000	853,187
Coveris Holdings SA, Term Loan B, 1st Lien
5.55% (LIBOR plus 3.50%)	05/08/19	[2]	496,144	494,531
Coveris Holdings SA, Term Loan, 1st Lien
(LIBOR plus 4.25%)	06/24/22	[2]	549,629	547,843
CPI Holdco LLC, Term Loan, 1st Lien
5.30% (LIBOR plus 4.00%)	03/21/24	[2]	1,995,000	2,007,469
DigitalGlobe, Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	01/15/24	[2]	1,990,000	1,992,905
Filtration Group, Inc., Term Loan B, 1st Lien
4.48% (LIBOR plus 3.25%)	11/21/20	[2,4]	1,719,266	1,725,713
Greenlight Merger Corp., Term Loan B, 1st Lien
5.71% (LIBOR plus 4.50%)	05/24/24	[2]	500,000	502,500
Husky Injection Molding Systems Ltd., Term Loan B, 1st Lien
4.48% (LIBOR plus 3.25%)	06/30/21	[2]	914,616	919,706
Infiltrator Water Technologies LLC, Term Loan, 1st Lien
4.80% (LIBOR plus 3.50%)	05/27/22	[2]	981,465	988,826
Jade Germany GMBH, Term Loan, 1st Lien (Germany)
6.80% (LIBOR plus 5.50%)	05/31/23	[2,3]	1,000,000	1,006,250
Jason, Inc., Term Loan, 1st Lien
5.80% (LIBOR plus 4.50%)	06/30/21	[2]	245,256	225,533
Jazz Acquisition, Inc., Term Loan, 2nd Lien
8.05% (LIBOR plus 6.75%)	06/19/22	[2,4]	150,000	143,813
Kloeckner Pentaplast Germany Erste GMBH, Term Loan B, 1st Lien (Germany)
5.55% (LIBOR plus 4.25%)	06/29/22	[2,3]	1,040,000	1,030,900
Macdermid, Inc., Term Loan B5, 1st Lien
4.73% (LIBOR plus 3.50%)	06/07/20	[2]	58,993	59,275
Macdermid, Inc., Term Loan B6, 1st Lien
4.23% (LIBOR plus 3.00%)	06/07/23	[2]	834,576	837,080
OSG Bulk Ships, Inc., Term Loan B-Exit, 1st Lien
5.43% (LIBOR plus 4.25%)	08/05/19	[2]	793,985	756,270
Penn Engineering & Manufacturing Corp., Term Loan B, 1st Lien
3.97% (LIBOR plus 2.75%)	06/13/24	[2]	750,000	751,564
PGT, Inc., Term Loan B, 1st Lien
6.02% (LIBOR plus 4.75%)	02/16/22	[2]	488,843	496,175
PKC Holding Corp., Term Loan, 1st Lien
4.68% (LIBOR plus 3.50%)	05/08/24	[2]	500,000	501,565

See accompanying notes to Schedule of Portfolio Investments.

12 / N-Q Report June 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Industrials (continued)
Ply Gem Industries, Inc., Term Loan, 1st Lien
4.30% (LIBOR plus 3.00%)	02/01/21	[2,4]	$297,703	$299,656
PLZ Aeroscience Corp., Term Loan, 1st Lien
4.76% (LIBOR plus 3.50%)	07/31/22	[2]	1,229,404	1,238,625
PrimeLine Utility Services LLC, Term Loan B, 1st Lien
6.62% (LIBOR plus 5.50%)	11/14/22	[2]	1,484,812	1,475,532
ProAmpac LLC, Term Loan, 1st Lien
5.19% (LIBOR plus 4.00%)	11/20/23	[2]	1,492,500	1,512,791
SIG Combibloc U.S. Acquisition, Inc., Term Loan B, 1st Lien
4.23% (LIBOR plus 3.00%)	03/11/22	[2]	1,196,962	1,206,915
Synagro Infrastructure, Term Loan, 1st Lien
6.55% (LIBOR plus 5.25%)	08/21/20	[2,4]	673,372	643,070
Transcendia Holdings, Inc., Term Loan B, 1st Lien
5.23% (LIBOR plus 4.00%)	05/30/24	[2]	1,500,000	1,515,000
TransDigm, Inc., Term Loan F, 1st Lien
4.23% (LIBOR plus 3.00%)	06/09/23	[2]	490,025	489,802
TricorBraun, Inc., Term Loan, 1st Lien
5.05% (LIBOR plus 3.75%)	11/30/23	[2,5]	1,356,818	1,370,597
Tyco International Holdings SARL, Term Loan, 1st Lien
2.96% (LIBOR plus 1.75%)	09/10/19	[2,4]	1,449,375	1,448,020
Zebra Technologies Corp., Term Loan B, 1st Lien
3.72% (LIBOR plus 2.50%)	10/27/21	[2,4]	321,136	322,822

				30,110,898

Information Technology — 8.76%
Aclara Technologies LLC, Term Loan B, 1st Lien
6.95% (LIBOR plus 5.75%)	08/29/23	[2,4]	1,738,122	1,755,503
Ascend Learning LLC, Term Loan B, 1st Lien
(LIBOR plus
3.25%)	07/29/24	[2]	1,000,000	1,001,875
Ciena Corp., Term Loan B, 1st Lien
3.71% (LIBOR plus 2.50%)	01/28/22	[2]	201,270	202,276
Coral-US Co-Borrower LLC, Term Loan B3, 1st Lien
4.73% (LIBOR plus 3.50%)	01/31/25	[2]	1,000,000	1,004,065
Dell International LLC, Term Loan, 1st Lien
3.73% (LIBOR plus 2.50%)	09/07/23	[2]	1,492,509	1,499,658
Equinix, Inc., Term Loan B, 1st Lien
3.73% (LIBOR plus 2.50%)	01/06/23	[2]	493,750	496,836
First Data Corp., Term Loan, 1st Lien
3.47% (LIBOR plus 2.25%)	07/08/22	[2]	274,858	274,708
3.72% (LIBOR plus 2.50%)	04/26/24	[2]	1,655,794	1,657,566

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Information Technology (continued)
Maxlinear, Inc., Term Loan B, 1st Lien
3.62% (LIBOR plus 2.50%)	05/12/24	[2]	$500,000	$500,313
Oberthur Technologies Group SAS, Term Loan B1, 1st Lien
5.05% (LIBOR plus 3.75%)	01/10/24	[2]	1,496,250	1,510,045
ON Semiconductor Corp., Term Loan B, 1st Lien
3.48% (LIBOR plus 2.25%)	03/31/23	[2]	1,134,692	1,137,331
Optiv Security, Inc., Term Loan, 1st Lien
4.44% (LIBOR plus 3.25%)	02/01/24	[2]	483,280	475,427
Project Alpha Intermediate Holdings Inc., Term Loan B, 1st Lien
4.67% (LIBOR plus 3.50%)	04/26/24	[2]	1,000,000	994,845
Sophia LP, Term Loan B, 1st Lien
4.55% (LIBOR plus 3.25%)	09/30/22	[2]	1,222,550	1,221,022
SS&C European Holdings SARL, Term Loan B2, 1st Lien
3.48% (LIBOR plus 2.25%)	07/08/22	[2]	58,587	58,899
SS&C Technologies, Inc., Term Loan B1, 1st Lien
3.48% (LIBOR plus 2.25%)	07/08/22	[2]	965,919	971,053
Synchronoss Technologies, Inc., Term Loan B, 1st Lien
4.08% (LIBOR plus 2.75%)	01/19/24	[2]	1,995,000	1,963,579
Tempo Acquisition LLC, Term Loan B, 1st Lien
4.06% (LIBOR plus 3.00%)	05/01/24	[2]	1,000,000	1,003,515
TierPoint LLC, Term Loan, 1st Lien
4.98% (LIBOR plus 3.75%)	05/06/24	[2]	1,733,693	1,738,027
Zayo Group LLC, Term Loan B2, 1st Lien
3.72% (LIBOR plus 2.50%)	01/19/24	[2]	1,072,444	1,075,463

				20,542,006

Insurance — 0.98%
Alliant Holdings Intermediate LLC, Term Loan, 1st Lien
4.42% (LIBOR plus 3.25%)	08/12/22	[2]	637,497	637,679
Assured Partners, Inc., Term Loan B1, 1st Lien
4.73% (LIBOR plus 3.50%)	10/21/22	[2]	492,757	493,580
Hyperion Insurance Group Ltd., Term Loan B, 1st Lien
5.25% (LIBOR plus 4.00%)	04/29/22	[2]	1,156,870	1,166,628

				2,297,887

Materials — 1.02%
Dubois Chemicals, Inc., Delayed Draw Term Loan, 1st Lien
7.00% (PRIME plus
2.75%)	03/15/24	[2,6]	233,333	235,085
Dubois Chemicals, Inc., Term Loan, 1st Lien
4.91% (LIBOR plus 3.75%)	03/15/24	[2]	1,396,500	1,406,981

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 13

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Materials (continued)
KMG Chemicals, Inc., Term Loan B, 1st Lien
5.41% (LIBOR plus 4.25%)	06/13/24	[2]	$750,000	$758,917

				2,400,983

Real Estate Investment Trust (REIT) — 1.58%
DTZ U.S. Borrower LLC, Term Loan B, 1st Lien
4.45% (LIBOR plus 3.25%)	11/04/21	[2]	1,231,792	1,231,718
Lightstone Holdco LLC, Term Loan B, 1st Lien
5.73% (LIBOR plus 4.50%)	01/30/24	[2]	468,659	457,688
Lightstone Holdco LLC, Term Loan C, 1st Lien
5.73% (LIBOR plus 4.50%)	01/30/24	[2]	28,986	28,307
MGM Growth Properties Operating Partnership, Term Loan B, 1st Lien
3.48% (LIBOR plus 2.25%)	04/25/23	[2]	1,978,722	1,984,539

				3,702,252

Services — 6.09%
CIBT Solutions, Inc., Term Loan, 1st Lien
5.20% (LIBOR plus 4.00%)	06/01/24	[2]	500,000	502,500
ESH Hospitality, Inc., Term Loan B, 1st Lien
3.73% (LIBOR plus 2.50%)	08/30/23	[2]	1,488,769	1,496,771
Global Payments, Inc., Term Loan B, 1st Lien
3.23% (LIBOR plus 2.00%)	04/21/23	[2]	257,572	258,860
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
5.00% (LIBOR plus 4.25%)	08/20/21	[2]	1,489,133	1,495,960
PODS LLC, Term Loan B2, 1st Lien
4.34% (LIBOR plus 3.25%)	02/02/22	[2]	1,477,946	1,488,410
Press Ganey Holdings, Inc., Term Loan, 1st Lien
4.48% (LIBOR plus 3.25%)	10/23/23	[2]	1,243,750	1,248,806
Prime Security Services Borrower LLC, Term Loan, 1st Lien
3.97% (LIBOR plus 2.75%)	05/02/22	[2]	1,139,282	1,140,889
Research Now Group, Inc., Term Loan B, 1st Lien
5.80% (LIBOR plus 4.50%)	03/18/21	[2,4]	724,857	724,857
SRS Distribution, Inc., Term Loan, 1st Lien
4.30% (LIBOR plus 4.25%)	08/25/22	[2]	492,500	495,118
St. George’s University LLC, Term Loan B, 1st Lien
6.48% (LIBOR plus 5.25%)	07/06/22	[2]	482,339	485,554
TKC Holdings, Inc., Term Loan, 1st Lien
5.38% (LIBOR plus 4.25%)	02/01/23	[2]	1,995,000	1,994,382
USIC Holdings, Inc., Term Loan, 1st Lien
4.92% (LIBOR plus 3.50%)	12/08/23	[2]	995,000	999,667
Wash Multifamily Laundry Systems LLC, Term Loan B, 1st Lien
4.48% (LIBOR plus 3.25%)	05/16/22	[2]	1,250,923	1,253,663

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Services (continued)
4.48% (LIBOR plus 3.25%)	05/16/22	[2]	$219,074	$219,553
Weight Watchers International, Inc., Term Loan B2, 1st Lien
4.38% (LIBOR plus 3.25%)	04/02/20	[2]	497,403	480,120

				14,285,110

Transportation — 2.93%
Air Canada, Term Loan B, 1st Lien (Canada)
3.46% (LIBOR plus 2.25%)	10/06/23	[2,3]	1,000,000	1,005,625
American Airlines, Inc., Term Loan B, 1st Lien
3.22% (LIBOR plus 2.00%)	06/27/20	[2]	960,394	960,816
Arctic LNG Carriers Ltd., Term Loan B, 1st Lien
5.73% (LIBOR plus 4.50%)	05/18/23	[2]	500,000	500,313
Avolon SARL, Term Loan B1, 1st Lien (Luxembourg)
3.46% (LIBOR plus 2.25%)	09/16/20	[2,3]	1,000,000	1,006,000
Avolon SARL, Term Loan B2, 1st Lien (Luxembourg)
3.96% (LIBOR plus 2.75%)	03/20/22	[2,3]	500,000	503,833
Commercial Barge Line Co., Term Loan B, 1st Lien
9.98% (LIBOR plus 8.75%)	11/12/20	[2]	197,368	172,040
Delta Air Lines, Inc., Term Loan B1, 1st Lien
3.62% (LIBOR plus 2.50%)	10/18/18	[2]	491,003	493,651
International Seaways, Inc., Term Loan, 1st Lien
6.79% (LIBOR plus 5.50%)	05/30/22	[2]	1,500,000	1,492,500
Navios Maritime Partners LP, Term Loan B, 1st Lien (Greece)
6.25% (LIBOR plus 5.00%)	09/14/20	[2,3]	740,625	740,166

				6,874,944

Total Bank Loans
(Cost $207,309,599)				206,570,381

CORPORATES — 6.35%*
Communications — 1.86%
Altice U.S. Finance I Corp.
5.50%	05/15/26	[7]	500,000	526,875
Block Communications, Inc.
6.88%	02/15/25	[7]	500,000	537,500
CSC Holdings LLC
6.75%	11/15/21		1,000,000	1,110,000
DISH DBS Corp.
4.25%	04/01/18		1,000,000	1,015,320
Sprint Communications, Inc.
9.00%	11/15/18	[7]	148,000	160,994

See accompanying notes to Schedule of Portfolio Investments.

14 / N-Q Report June 2017

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
2.99%	09/14/18	[2]	$1,000,000	$1,018,347

				4,369,036

Finance — 1.42%
Citigroup, Inc.
1.74%	08/25/36	[2]	1,800,000	1,540,384
General Electric Corp. (MTN)
1.66%	08/15/36	[2]	850,000	779,744
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		980,000	1,018,638

				3,338,766

Food — 0.56%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[7]	750,000	791,250
Dole Food Co., Inc.
7.25%	06/15/25	[7]	500,000	522,500

				1,313,750

Gaming — 0.45%
Churchill Downs, Inc.
5.38%	12/15/21		1,000,000	1,042,500

Health Care — 0.53%
Actavis Funding SCS (Luxembourg)
2.31%	03/12/18	[2,3]	700,000	703,830
Valeant Pharmaceuticals International, Inc. (Canada)
7.00%	03/15/24	[3,7]	500,000	527,500

				1,231,330

Industrials — 0.69%
Sealed Air Corp.
5.25%	04/01/23	[7]	1,500,000	1,616,250

Real Estate Investment Trust (REIT) — 0.22%
DuPont Fabros Technology LP
5.88%	09/15/21		500,000	522,500

Retail — 0.29%
Cumberland Farms, Inc.
6.75%	05/01/25	[7]	650,000	684,937

Transportation — 0.33%
American Airlines Pass-Through Trust, Series 2013-2, Class B
5.60%	07/15/20	[7]	744,961	779,378

Total Corporates
(Cost $14,308,789)				14,898,447

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS — 0.20%*
California — 0.20%
State of California, Build America Bonds
7.95%	03/01/36	$400,000	$456,900

Total Municipal Bonds
(Cost $456,406)

Total Bonds – 94.64%

(Cost $222,074,794)			221,925,728

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.79%

Foreign Government Obligations — 2.65%
Japan Treasury Discount Bill, Series 676 (Japan)
0.00%[8]	07/18/17	[3]	700,000,000	6,230,150

Money Market Funds — 2.24%
Dreyfus Government Cash Management Fund
0.91%[9]			5,246,000	5,246,000

U.S. Treasury Bills — 4.90%
U.S. Treasury Bills
0.67%[8]	07/27/17		9,700,000	9,694,733
0.81%[8]	08/10/17		800,000	799,268
0.99%[8]	11/02/17		1,000,000	996,486

				11,490,487

Total Short-Term Investments
(Cost $23,159,982)				22,966,637

Total Investments – 104.43%

(Cost $245,234,776)[1]				244,892,365

Net unrealized appreciation on unfunded commitments (0.00)%				3,957

Liabilities in Excess of Other
Assets – (4.43%)				(10,390,226)

Net Assets – 100.00%				$234,506,096

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 15

Floating Rate Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 07/18/17 at 112.27 Counterparty: Goldman Sachs & Co.

USD	$6,438,801	JPY	700,000,000	$203,854

Net unrealized appreciation				$203,854

Notes:

[1]	Cost for federal income tax purposes is $245,234,796 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$2,072,405
Gross unrealized (depreciation)	(2,414,836)

Net unrealized (depreciation)	$(342,431)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2017.

[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $11,952,342, which is 5.10% of total net assets.

[5]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $137,748, at an interest rate of LIBOR plus 1.88% and a maturity of November 30, 2023. The investment is accruing an unused commitment fee of 1.00% per annum.
[6]	Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $117,542, at an interest rate of LIBOR plus 1.00% and a maturity of March 15, 2024. The investment is accruing an unused commitment fee of 0.50% per annum.

[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of June 30, 2017.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

16 / N-Q Report June 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 90.44%
BANK LOANS — 9.69%*
Communications — 1.51%
Colorado Buyer, Inc., Term Loan, 1st Lien
4.17% (LIBOR plus 3.00%)	05/01/24	[2]	$930,000	$932,325
Colorado Buyer, Inc., Term Loan, 2nd Lien
8.42% (LIBOR plus 7.25%)	05/01/25	[2]	480,000	484,277
Level 3 Financing, Inc., Term Loan B, 1st Lien
3.47% (LIBOR plus 2.25%)	02/22/24	[2]	5,400,000	5,418,576
NEP/NCP Holdco, Term Loan B, 1st Lien
4.48% (LIBOR plus 3.25%)	01/22/20	[2]	3,489,031	3,497,753
10.04% (LIBOR plus
8.75%)	07/22/20	[2,3]	1,451,250	1,461,227

				11,794,158

Consumer Discretionary — 1.61%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
3.50% (LIBOR plus 2.25%)	02/16/24	[2]	4,987,474	4,979,693
CityCenter Holdings LLC, Term Loan B, 1st Lien
3.72% (LIBOR plus 2.50%)	04/18/24	[2]	3,475,000	3,484,400
Nature’s Bounty Co., Term Loan B, 1st Lien
4.80% (LIBOR plus 3.50%)	05/05/23	[2]	1,851,347	1,855,651
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
4.23% (LIBOR plus 3.00%)	02/06/23	[2]	2,282,779	2,288,235

				12,607,979

Electric — 0.41%
Homer City Generation LP, Term Loan B, 1st Lien
12.23% (LIBOR plus 11.00%)	04/05/23	[2,3]	1,101,173	1,011,703
Vistra Operations Co. LLC, Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	08/04/23	[2]	1,773,543	1,760,250
Vistra Operations Co. LLC, Term Loan C, 1st Lien
3.79% (LIBOR plus 2.75%)	08/04/23	[2]	406,525	403,478

				3,175,431

Energy — 1.00%
Drillships Financing Holding, Term Loan B1, 1st Lien[4]
8.00% (PRIME plus
4.00%)	03/31/21	[2,5]	1,809,927	1,174,190
Harvey Gulf International Marine LLC, Term Loan B, 1st Lien
5.75% (LIBOR plus 4.50%)	06/18/20	[2,3]	3,704,906	1,674,618
Pacific Drilling SA, Term Loan B, 1st Lien
4.75% (LIBOR plus 3.50%)	06/03/18	[2]	962,406	443,910

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Energy (continued)
Power Buyer LLC, Term Loan, 1st Lien
4.55% (LIBOR plus 3.25%)	05/06/20	[2]	$449,988	$447,457
Power Buyer LLC, Term Loan, 2nd Lien
8.55% (LIBOR plus 7.25%)	11/06/20	[2,3]	4,150,000	4,087,750

				7,827,925

Finance — 0.13%
UFC Holdings LLC, Term Loan B, 1st Lien
4.47% (LIBOR plus 3.25%)	08/18/23	[2]	992,500	995,691

Health Care — 0.50%
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
5.16% (LIBOR plus 4.00%)	04/28/22	[2]	2,992,443	2,985,336
BCPE Eagle Holdings, Inc., Term Loan, 1st Lien
5.48% (LIBOR plus 4.25%)	03/13/24	[2]	463,838	466,157
BCPE Eagle Holdings, Inc., Term Loan, 2nd Lien
9.23% (LIBOR plus 8.00%)	03/13/25	[2]	465,000	467,325

				3,918,818

Industrials — 0.34%
Synagro Infrastructure, Term Loan, 1st Lien
6.55% (LIBOR plus 5.25%)	08/21/20	[2,3]	2,813,605	2,686,992

Information Technology — 1.62%
First Data Corp., Term Loan, 1st Lien
3.47% (LIBOR plus 2.25%)	07/08/22	[2]	3,000,000	2,998,365
3.72% (LIBOR plus 2.50%)	04/26/24	[2]	7,248,589	7,256,345
TierPoint LLC, Term Loan, 1st Lien
4.98% (LIBOR plus 3.75%)	05/06/24	[2]	2,348,769	2,354,641

				12,609,351

Real Estate Investment Trust (REIT) — 0.83%
MGM Growth Properties Operating Partnership, Term Loan B, 1st Lien
3.48% (LIBOR plus 2.25%)	04/25/23	[2]	6,443,682	6,462,627

Retail — 0.90%
Family Tree Escrow LLC, Term Loan B2, 1st Lien
4.25%	07/06/22	[2]	6,900,000	7,003,534

Services — 0.24%
Mister Car Wash Holdings, Inc., Term Loan, 1st Lien
5.00% (LIBOR plus 4.25%)	08/20/21	[2]	1,841,561	1,850,004

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 17

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Transportation — 0.60%
Avolon SARL, Term Loan B2, 1st Lien (Luxembourg)
3.96% (LIBOR plus 2.75%)	03/20/22	[2,6]	$4,640,000	$4,675,566

Total Bank Loans
(Cost $78,619,843)				75,608,076

CORPORATES — 77.21%*
Automotive — 0.17%
Tenneco, Inc.
5.00%	07/15/26		1,300,000	1,317,875

Banking — 1.75%
Ally Financial, Inc.
3.25%	11/05/18		3,845,000	3,894,504
4.75%	09/10/18		4,530,000	4,660,238
JPMorgan Chase & Co.
6.00%	01/15/18		5,000,000	5,112,740

				13,667,482

Communications — 21.19%
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[6,7]	1,300,000	1,446,250
Altice U.S. Finance I Corp.
5.38%	07/15/23	[7]	4,750,000	4,954,844
5.50%	05/15/26	[7]	800,000	843,000
AMC Networks, Inc.
5.00%	04/01/24		1,400,000	1,436,750
Belo Corp.
7.25%	09/15/27		382,000	416,619
Block Communications, Inc.
6.88%	02/15/25	[7]	1,336,000	1,436,200
Cable One, Inc.
5.75%	06/15/22	[7]	4,300,000	4,531,125
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/27	[7]	410,000	419,734
5.25%	03/15/21		3,460,000	3,557,312
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[7]	575,000	588,472
5.13%	12/15/21	[3,7]	500,000	511,875
CSC Holdings LLC
8.63%	02/15/19		3,076,000	3,378,771
DISH DBS Corp.
4.25%	04/01/18		4,000,000	4,061,280
4.63%	07/15/17		2,823,000	2,824,411
5.13%	05/01/20		247,000	259,350
7.88%	09/01/19		7,525,000	8,286,906
EW Scripps Co.(The)
5.13%	05/15/25	[7]	1,884,000	1,964,070

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Frontier Communications Corp.
7.13%	01/15/23		$1,560,000	$1,305,603
8.50%	04/15/20		731,000	769,377
10.50%	09/15/22		2,644,000	2,534,935
GTT Communications, Inc.
7.88%	12/31/24	[7]	1,373,000	1,470,826
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[6]	10,310,000	8,583,075
7.25%	04/01/19	[6]	2,085,000	2,088,232
9.75%	07/15/25	[6,7]	2,500,000	2,503,125
Lamar Media Corp.
5.75%	02/01/26		1,700,000	1,839,187
Level 3 Financing, Inc.
6.13%	01/15/21		6,910,000	7,134,575
Midcontinent Communications & Midcontinent Finance Corp.
6.88%	08/15/23	[7]	2,500,000	2,709,375
Numericable-SFR SA (France)
7.38%	05/01/26	[6,7]	4,080,000	4,442,100
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.88%	03/15/25		2,406,000	2,529,307
Qwest Corp.
6.75%	12/01/21		505,000	565,600
Sinclair Television Group, Inc.
5.38%	04/01/21		5,350,000	5,503,813
Sirius XM Radio, Inc.
4.25%	05/15/20	[7]	760,000	769,196
5.75%	08/01/21	[7]	12,344,000	12,776,040
Softbank Group Corp. (Japan)
4.50%	04/15/20	[6,7]	4,455,000	4,630,416
Sprint Communications, Inc.
9.00%	11/15/18	[7]	11,979,000	13,030,756
9.25%	04/15/22		2,000,000	2,490,000
Sprint Corp.
7.88%	09/15/23		2,157,000	2,485,943
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[7]	9,572,000	9,668,199
TEGNA, Inc.
5.50%	09/15/24	[7]	7,753,000	8,014,664
6.38%	10/15/23		245,000	259,394
T-Mobile USA, Inc.
4.00%	04/15/22		1,230,000	1,282,275
6.13%	01/15/22		6,843,000	7,208,676
6.84%	04/28/23		9,820,000	10,507,400
Univision Communications, Inc.
5.13%	02/15/25	[7]	2,533,000	2,517,295

See accompanying notes to Schedule of Portfolio Investments.

18 / N-Q Report June 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[6,7]	$3,704,000	$3,893,830
Windstream Services LLC
6.38%	08/01/23		995,000	826,472

				165,256,655

Consumer Discretionary — 6.90%
Central Garden & Pet Co.
6.13%	11/15/23		4,865,000	5,242,037
Cott Holdings, Inc.
5.50%	04/01/25	[7]	921,000	941,723
DS Services of America, Inc.
10.00%	09/01/21	[7]	6,296,000	6,689,500
First Quality Finance Co., Inc.
4.63%	05/15/21	[7]	1,800,000	1,831,500
5.00%	07/01/25	[7]	7,800,000	7,975,500
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		365,000	399,598
High Ridge Brands Co.
8.88%	03/15/25	[7]	400,000	400,500
Hilton Domestic Operating Co., Inc.
4.25%	09/01/24	[7]	935,000	947,856
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[7]	800,000	819,000
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[7]	1,072,000	1,120,240
NCL Corp. Ltd. (Bermuda)
4.63%	11/15/20	[6,7]	301,000	309,842
4.75%	12/15/21	[6,7]	1,845,000	1,919,704
Nielsen Co. Luxembourg SARL (The) (Luxembourg)
5.50%	10/01/21	[6,7]	5,020,000	5,220,800
Nielsen Finance LLC/Nielsen Finance Co.
5.00%	04/15/22	[7]	785,000	816,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.66%	07/15/21	[2,7]	12,500,000	12,734,375
5.75%	10/15/20		6,066,000	6,202,485
Scotts Miracle-Gro Co.(The)
5.25%	12/15/26		120,000	126,000
Spectrum Brands, Inc.
6.63%	11/15/22		155,000	163,137

				53,860,197

Electric — 1.68%
Dynegy, Inc.
5.88%	06/01/23		1,860,000	1,743,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
GenOn Americas Generation LLC[4]
8.50%	10/01/21	[3,5]	$1,200,000	$1,083,000
Homer City Generation LP4
8.14%	10/01/19	[3,5]	8,063,387	2,781,868
8.73%	10/01/26	[3,5]	20,640,512	7,120,977
Indiantown Cogeneration LP, Series A-10
9.77%	12/15/20	[3]	354,602	383,857

				13,113,452

Energy — 7.75%
Antero Resources Corp.
5.00%	03/01/25	[7]	1,172,000	1,139,770
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	[7]	1,165,000	1,195,581
Chesapeake Energy Corp.
5.75%	03/15/23		1,000,000	905,000
6.63%	08/15/20		500,000	503,750
Concho Resources, Inc.
5.50%	10/01/22		1,600,000	1,654,000
5.50%	04/01/23		4,106,000	4,239,445
Diamondback Energy, Inc.
4.75%	11/01/24	[7]	2,366,000	2,363,043
5.38%	05/31/25	[7]	1,604,000	1,652,120
EP Energy LLC/EP Energy Finance, Inc.
9.38%	05/01/20		955,000	758,031
Gulfport Energy Corp.
6.38%	05/15/25	[7]	300,000	296,625
Halcon Resources Corp.
6.75%	02/15/25	[7]	475,000	428,687
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%	10/01/25	[7]	1,268,000	1,201,430
Kinder Morgan Energy Partners LP
2.65%	02/01/19		4,640,000	4,674,585
MEG Energy Corp. (Canada)
7.00%	03/31/24	[6,7]	1,250,000	978,125
Newfield Exploration Co.
5.38%	01/01/26		680,000	705,500
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[7]	503,000	504,257
6.25%	06/01/24	[7]	2,085,000	2,199,675
PDC Energy, Inc.
6.13%	09/15/24	[7]	1,860,000	1,897,200
QEP Resources, Inc.
5.25%	05/01/23		938,000	891,100
5.38%	10/01/22		1,220,000	1,181,875
Range Resources Corp.
4.88%	05/15/25		1,069,000	1,020,895
Rice Energy, Inc.
6.25%	05/01/22		1,489,000	1,557,866

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 19

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Rockies Express Pipeline LLC
5.63%	04/15/20	[7]	$4,553,000	$4,860,327
6.00%	01/15/19	[7]	2,515,000	2,621,887
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%	06/15/25	[7]	740,000	737,225
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20		3,145,000	3,225,512
Tesoro Corp.
4.25%	10/01/17		1,729,000	1,736,781
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.88%	10/01/20		3,286,000	3,364,043
6.13%	10/15/21		1,778,000	1,853,565
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[6,7]	6,103,750	6,256,344
Walter Energy, Inc.[4]
11.00%	04/01/20	[5,7]	15,537,550	2,408
Whiting Petroleum Corp.
5.00%	03/15/19		550,000	547,938
Williams Cos., Inc. (The)
3.70%	01/15/23		2,155,000	2,133,450
WPX Energy, Inc.
5.25%	09/15/24		400,000	382,000
6.00%	01/15/22		801,000	795,994

				60,466,034

Finance — 1.65%
CIT Group, Inc.
5.50%	02/15/19	[7]	618,000	650,445
Citigroup, Inc.
1.74%	08/25/36	[2]	1,115,000	954,182
International Lease Finance Corp.
6.25%	05/15/19		4,000,000	4,292,232
7.13%	09/01/18	[7]	2,892,000	3,061,905
Midas Intermediate Holdco II LLC/ Midas Intermediate Holdco II Finance, Inc.
7.88%	10/01/22	[7]	3,759,000	3,890,565

				12,849,329

Food — 1.69%
B&G Foods, Inc.
4.63%	06/01/21		1,360,000	1,392,300
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[7]	2,899,000	3,058,445
Clearwater Seafoods, Inc. (Canada)
6.88%	05/01/25	[6,7]	1,159,000	1,222,745
Dole Food Co., Inc.
7.25%	06/15/25	[7]	2,381,000	2,488,145

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)
5.63%	08/15/26	[6,7]	$360,000	$371,628
Kraft Heinz Foods Co.
4.88%	02/15/25	[7]	579,000	620,947
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[7]	1,550,000	1,604,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
5.88%	01/15/24		75,000	80,437
Post Holdings, Inc.
5.00%	08/15/26	[7]	740,000	740,000
5.50%	03/01/25	[7]	1,100,000	1,137,125
TreeHouse Foods, Inc.
6.00%	02/15/24	[7]	445,000	476,150

				13,192,172

Gaming — 3.11%
Boyd Gaming Corp.
6.88%	05/15/23		1,083,000	1,162,871
CCM Merger, Inc.
6.00%	03/15/22	[7]	1,880,000	1,934,050
Churchill Downs, Inc.
5.38%	12/15/21		7,913,000	8,249,303
Eagle II Acquisition Co. LLC
6.00%	04/01/25	[7]	1,400,000	1,485,750
MGM Resorts International
8.63%	02/01/19		2,240,000	2,475,200
Rivers Pittsburgh Borrower LP/Rivers
Pittsburgh Finance Corp.
6.13%	08/15/21	[7]	2,720,000	2,767,600
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[7]	6,300,000	6,158,250

				24,233,024

Health Care — 12.46%
Acadia Healthcare Co., Inc.
6.50%	03/01/24		1,453,000	1,554,710
Centene Corp.
4.75%	01/15/25		5,557,000	5,723,710
CHS/Community Health Systems, Inc.
5.13%	08/01/21		690,000	700,350
6.25%	03/31/23		4,600,000	4,766,060
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		1,268,000	1,274,340
5.75%	08/15/22		3,616,000	3,719,960
Eagle Holding Co. II LLC (PIK)
7.63%	05/15/22	[7,8]	2,755,000	2,837,650

See accompanying notes to Schedule of Portfolio Investments.

20 / N-Q Report June 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Endo Ltd./Endo Finance LLC/ Endo Finco, Inc. (Ireland)
6.00%	02/01/25	[6,7]	$800,000	$658,000
Fresenius Medical Care U.S. Finance, Inc.
6.88%	07/15/17		2,743,000	2,745,485
HCA, Inc.
4.75%	05/01/23		500,000	530,000
5.00%	03/15/24		1,179,000	1,251,214
6.50%	02/15/20		9,734,000	10,634,395
HealthSouth Corp.
5.75%	11/01/24		2,355,000	2,428,594
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[7]	946,000	998,030
Hologic, Inc.
5.25%	07/15/22	[7]	1,000,000	1,053,750
inVentiv Group Holdings, Inc./inVentiv Health Inc./inVentiv Health Clinical Inc.
7.50%	10/01/24	[7]	1,853,000	2,015,137
Molina Healthcare, Inc.
4.88%	06/15/25	[7]	1,495,000	1,509,950
5.38%	11/15/22		4,098,000	4,374,615
MPH Acquisition Holdings LLC
7.13%	06/01/24	[7]	167,000	178,377
Nature’s Bounty Co. (The)
7.63%	05/15/21	[7]	1,057,000	1,125,705
Quintiles IMS, Inc.
4.88%	05/15/23	[7]	6,253,000	6,432,774
Teleflex, Inc.
4.88%	06/01/26		471,000	483,364
Tenet Healthcare Corp.
4.38%	10/01/21		2,668,000	2,718,025
4.50%	04/01/21		9,628,000	9,844,630
4.75%	06/01/20		800,000	832,040
4.75%	06/15/20	[2]	9,739,000	9,837,364
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[6,7]	2,500,000	2,134,350
5.63%	12/01/21	[6,7]	1,250,000	1,134,375
5.88%	05/15/23	[6,7]	3,174,000	2,737,575
6.13%	04/15/25	[6,7]	9,615,000	8,196,788
WellCare Health Plans, Inc.
5.25%	04/01/25		2,604,000	2,734,200

				97,165,517

Industrials — 6.02%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[6,7]	3,256,000	3,352,378
4.63%	05/15/23	[6,7]	3,535,000	3,635,041

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Ball Corp.
4.00%	11/15/23		$3,400,000	$3,485,000
4.38%	12/15/20		1,000,000	1,053,750
Berry Plastics Corp.
5.13%	07/15/23		787,000	819,464
Clean Harbors, Inc.
5.13%	06/01/21		7,633,000	7,814,665
Covanta Holding Corp.
5.88%	07/01/25		607,000	590,307
Coveris Holdings SA (Luxembourg)
7.88%	11/01/19	[6,7]	1,050,000	1,039,500
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26	[7]	5,533,000	5,533,000
Graphic Packaging International, Inc.
4.88%	11/15/22		4,800,000	5,100,000
KLX, Inc.
5.88%	12/01/22	[7]	1,449,000	1,526,956
SBA Communications Corp.
4.88%	09/01/24	[7]	2,562,000	2,613,240
Sealed Air Corp.
4.88%	12/01/22	[7]	4,688,000	5,010,300
5.25%	04/01/23	[7]	1,632,000	1,758,480
Silgan Holdings, Inc.
4.75%	03/15/25	[7]	1,188,000	1,223,640
5.00%	04/01/20		357,000	363,247
Standard Industries, Inc.
5.13%	02/15/21	[7]	395,000	409,911
Tennant Co.
5.63%	05/01/25	[7]	1,528,000	1,604,400

				46,933,279

Information Technology — 3.35%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[7]	2,077,000	2,119,838
Dell, Inc.
5.65%	04/15/18		4,165,000	4,274,331
EMC Corp.
1.88%	06/01/18		4,635,000	4,611,825
MSCI, Inc.
4.75%	08/01/26	[7]	3,625,000	3,738,281
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[6,7]	2,500,000	2,597,559
4.13%	06/01/21	[6,7]	4,475,000	4,723,363
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[7]	3,881,000	4,070,199

				26,135,396

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 21

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials — 1.74%
Axalta Coating Systems LLC
4.88%	08/15/24	[7]	$5,450,000	$5,654,375
HudBay Minerals, Inc. (Canada)
7.63%	01/15/25	[6,7]	235,000	246,750
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (Canada)
8.38%	12/01/22	[6,7]	1,420,000	1,476,800
Valvoline, Inc.
5.50%	07/15/24	[7]	5,823,000	6,216,053

				13,593,978

Real Estate Investment Trust (REIT) — 0.77%
DuPont Fabros Technology LP
5.88%	09/15/21		5,080,000	5,308,600
Equinix, Inc.
5.38%	05/15/27		350,000	374,063
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		300,000	328,500

				6,011,163

Retail — 1.29%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[6,7]	4,550,000	4,532,665
Cumberland Farms, Inc.
6.75%	05/01/25	[7]	3,773,000	3,975,799
Dollar Tree, Inc.
5.25%	03/01/20		475,000	489,844
5.75%	03/01/23		510,000	540,600
Yum! Brands, Inc.
6.25%	03/15/18		540,000	557,550

				10,096,458

Services — 2.88%
Booz Allen Hamilton, Inc.
5.13%	05/01/25	[7]	6,947,000	6,842,795
CDK Global, Inc.
5.00%	10/15/24		1,210,000	1,291,675
Gartner, Inc.
5.13%	04/01/25	[7]	400,000	421,164
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[6,7]	262,000	284,105
KAR Auction Services, Inc.
5.13%	06/01/25	[7]	3,075,000	3,140,344
Ritchie Bros Auctioneers, Inc. (Canada)
5.38%	01/15/25	[6,7]	2,331,000	2,435,895
Service Corp. International/U.S.
4.50%	11/15/20		2,935,000	2,993,700
5.38%	01/15/22		3,580,000	3,700,825

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
United Rentals North America, Inc.
4.63%	07/15/23		$1,295,000	$1,350,037

				22,460,540

Transportation — 2.81%
American Airlines Pass-Through Trust, Series 2013-1, Class B
5.63%	01/15/21	[7]	4,645,719	4,863,488
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		2,018,795	2,129,829
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		8,033,981	9,078,398
Park Aerospace Holdings Ltd. (Cayman Islands)
5.25%	08/15/22	[6,7]	1,394,000	1,462,404
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,531,615	1,715,408
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		2,401,790	2,697,511

				21,947,038

Total Corporates
(Cost $620,699,798)				602,299,589

MORTGAGE-BACKED — 0.97%**
Non-Agency Mortgage-Backed — 0.97%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1
2.12%	10/25/47	[2]	289,541	279,765
Soundview Home Loan Trust, Series 2006-EQ1, Class A4
1.47%	10/25/36	[2]	9,100,000	7,302,655

Total Mortgage-Backed
(Cost $6,959,140)				7,582,420

U.S. TREASURY SECURITIES — 2.57%
U.S. Treasury Notes — 2.57%
U.S. Treasury Notes
1.88%	04/30/22		20,000,000	19,999,172

Total U.S. Treasury Securities
(Cost $20,040,772)

Total Bonds – 90.44%
(Cost $726,319,553)				705,489,257

See accompanying notes to Schedule of Portfolio Investments.

22 / N-Q Report June 2017

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues			Shares	Value
COMMON STOCK — 0.15%
Energy — 0.08%
Arch Coal, Inc.			6,701	$457,678
Sabine Oil & Gas
Holdings, Inc.[3,4,7]			3,520	161,040

				618,718

Materials — 0.00%
Warrior Met Coal, Inc.			1,296	22,201

Secured Assets — 0.07%
Entegra TC LLC[3,9]			28,545	499,538

Total Common Stock

(Cost $4,175,703)				1,140,457

Issues			Shares	Value
WARRANT — 0.01%
Energy — 0.01%
Sabine Oil & Gas
Holdings, Inc. Warrant
Tranche 1[3,4,7]			11,165	86,529
Sabine Oil & Gas
Holdings, Inc. Warrant
Tranche 2[3,4,7]			1,988	13,419

				99,948

Total Warrant
(Cost $2,595,506)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.33%
Foreign Government Obligations — 2.06%
Japan Treasury Discount Bill, Series 684 (Japan)
0.00%[10]	08/21/17	[6]	$910,000,000	8,099,794
Japan Treasury Discount Bill, Series 691 (Japan)
0.00%[10]	09/25/17	[6]	890,000,000	7,922,624

				16,022,418

Money Market Funds — 1.03%
Dreyfus Government Cash Management Fund
0.91%[11]			8,057,000	8,057,000

U.S. Agency Discount Notes — 1.19%
Federal Home Loan Bank
0.57%[10]	07/10/17		9,300,000	9,298,205

U.S. Treasury Bills — 5.05%
U.S. Treasury Bills
0.67%[10]	07/27/17		31,500,000	31,482,895
0.78%[10]	08/03/17		2,300,000	2,298,321

	Issues	Maturity Date	Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.81%[10]		08/10/17	$5,600,000	$5,594,876

				39,376,092

Total Short-Term Investments
(Cost $72,924,321)				72,753,715

Total Investments – 99.93%
(Cost $806,015,083)[1]				779,483,377

Cash and Other Assets, Less
Liabilities – 0.07%				570,752

Net Assets – 100.00%				$780,054,129

	Currency Purchased		Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 08/21/2017 at 112.11
Counterparty: Goldman Sachs & Co.
USD	$8,207,345	JPY	910,000,000	$90,580
Forward currency contract to sell Japanese Yen on 09/25/2017 at 111.93
Counterparty: Goldman Sachs & Co.
USD	$8,038,767	JPY	890,000,000	87,544

Net unrealized appreciation				$178,124

Expiration Date	Premiums Paid	Notional Amount (000’s)[a]	(Depreciation)	Value

SWAPS: CREDIT DEFAULT (PURCHASED) - SINGLE ISSUES
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Goldman Sachs, Inc. Credit contract
03/20/19	$112,069	$9,750	$(214,431)	$(102,362)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Teck Resources Limited., 3.15%, due 01/15/17. Counterparty: Morgan Stanley Credit contract
03/20/19	62,002	5,000	(106,699)	(44,697)
The Fund pays a fixed rate equal to 1.00% and the Fund will receive from the counterparty at par, including interest accrued in the event of default of the Alcoa, Inc., 5.72%, due 02/23/19 Counterparty: Morgan Stanley Credit contract
03/20/19	70,210	5,000	(122,704)	(52,494)

	$244,281	$19,750	$(443,834)	$(199,553)

[a]	The maximum potential payment the Fund could receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 23

High Yield Bond Fund

Consolidated Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Notes:

[1]	Cost for federal income tax purposes is $807,819,389 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$16,349,290
Gross unrealized (depreciation)	(44,685,302)

Net unrealized (depreciation)	$(28,336,012)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2017.

[3]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $23,564,393 , which is 3.02% of total net assets.

[4]	Non-income producing security.

[5]	Security is currently in default with regard to scheduled interest or principal payments.

[6]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[7]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[8]	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer. 7.63% cash or 8.38% payment-in-kind interest.

[9]	All or a portion of this security is owned by Metropolitan West HY Sub I LLC, a consolidated subsidiary.
[10]	Represents annualized yield at date of purchase.

[11]	Represents the current yield as of June 30, 2017.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(PIK): Payment In Kind

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

24 / N-Q Report June 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.38%
ASSET-BACKED SECURITIES — 6.71%**
Academic Loan Funding Trust, Series 2012-1A, Class A2
2.32%	12/27/44	[2,3]	$950,000	$947,707
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.59%	01/25/35	[2,3]	665,465	642,950
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
1.50%	06/25/26	[2]	292,465	288,827
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
2.39%	02/25/35	[2]	650,000	660,168
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
2.16%	10/27/36	[2]	930,000	932,477
CIT Education Loan Trust, Series 2007-1, Class A
1.39%	03/25/42	[2,3]	348,376	327,197
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.66%	04/15/27	[2,3,4]	1,315,000	1,317,592
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.81%	04/25/35	[2]	454,603	452,864
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.87%	08/27/46	[2,3]	880,777	824,159
GE Business Loan Trust, Series 2005-1A, Class A3
1.41%	06/15/33	[2,3]	253,062	242,450
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[3,4]	1,186,458	1,164,159
Higher Education Funding, Series 2014-1, Class A
2.24%	05/25/34	[2,3]	1,190,952	1,187,258
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	531,352	537,061
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[3]	983,512	939,781
Magnetite XI CLO Ltd., Series 2014-11A, Class A1R (Cayman Islands)
2.28%	01/18/27	[2,3,4]	2,400,000	2,400,985
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
2.49%	04/15/27	[2,3,4]	2,390,000	2,403,315
Navient Student Loan Trust, Series 2014-1, Class A3
1.73%	06/25/31	[2]	2,765,000	2,748,832

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2014-2, Class A
1.86%	03/25/83	[2]	$2,212,324	$2,183,283
Navient Student Loan Trust, Series 2014-3, Class A
1.84%	03/25/83	[2]	2,237,442	2,209,348
Navient Student Loan Trust, Series 2014-4, Class A
1.84%	03/25/83	[2]	2,093,567	2,067,043
Navient Student Loan Trust, Series 2014-8, Class A3
1.82%	05/27/49	[2]	4,710,000	4,694,674
Navient Student Loan Trust, Series 2016-2, Class A3
2.72%	06/25/65	[2,3]	1,640,000	1,688,833
Navient Student Loan Trust, Series 2017-3A, Class A3
2.27%	07/26/66	[2,3]	3,000,000	3,037,696
Nelnet Student Loan Trust, Series 2011-1A, Class A
2.07%	02/25/48	[2,3]	1,462,612	1,469,925
Nelnet Student Loan Trust, Series 2014-4A, Class A2
2.17%	11/25/48	[2,3]	1,370,000	1,343,862
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.82%	09/25/47	[2,3]	4,224,590	4,194,697
SLC Student Loan Trust I, Series 2002-2, Class B2
2.58%	07/01/42	[2,3]	650,000	545,590
SLC Student Loan Trust, Series 2004-1, Class B
1.47%	08/15/31	[2]	207,117	187,813
SLC Student Loan Trust, Series 2008-1, Class A4A
2.85%	12/15/32	[2]	498,300	517,825
SLM Student Loan Trust I, Series 2003-10A, Class A3
1.72%	12/15/27	[2,3]	2,542,721	2,541,732
SLM Student Loan Trust, Series 2004-2, Class B
1.63%	07/25/39	[2]	243,534	223,029
SLM Student Loan Trust, Series 2004-8, Class B
1.62%	01/25/40	[2]	240,076	223,470
SLM Student Loan Trust, Series 2004-8A, Class A5
1.66%	04/25/24	[2,3]	1,117,368	1,121,196
SLM Student Loan Trust, Series 2005-4, Class A3
1.28%	01/25/27	[2]	2,135,114	2,124,616
SLM Student Loan Trust, Series 2006-2, Class A6
1.33%	01/25/41	[2]	925,000	888,753

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 25

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-8, Class A6
1.32%	01/25/41	[2]	$925,000	$863,527
SLM Student Loan Trust, Series 2007-6, Class A4
1.54%	10/25/24	[2]	3,781,437	3,762,368
SLM Student Loan Trust, Series 2007-6, Class B
2.01%	04/27/43	[2]	117,343	111,266
SLM Student Loan Trust, Series 2008-2, Class B
2.36%	01/25/83	[2]	160,000	146,275
SLM Student Loan Trust, Series 2008-3, Class B
2.36%	04/26/83	[2]	160,000	149,237
SLM Student Loan Trust, Series 2008-4, Class B
3.01%	04/25/29	[2]	160,000	155,643
SLM Student Loan Trust, Series 2008-5, Class B
3.01%	07/25/73	[2]	2,210,000	2,182,045
SLM Student Loan Trust, Series 2008-6, Class A3
1.91%	01/25/19	[2]	1,241,853	1,242,317
SLM Student Loan Trust, Series 2008-6, Class B
3.01%	07/26/83	[2]	160,000	157,490
SLM Student Loan Trust, Series 2008-7, Class B
3.01%	07/26/83	[2]	160,000	157,180
SLM Student Loan Trust, Series 2008-8, Class B
3.41%	10/25/75	[2]	160,000	160,724
SLM Student Loan Trust, Series 2008-9, Class B
3.41%	10/25/83	[2]	2,160,000	2,193,943
SLM Student Loan Trust, Series 2009-3, Class A
1.97%	01/25/45	[2,3]	4,527,294	4,497,268
SLM Student Loan Trust, Series 2011-2, Class A1
1.82%	11/25/27	[2]	716,165	719,603
SLM Student Loan Trust, Series 2011-2, Class A2
2.42%	10/25/34	[2]	500,000	512,024
SLM Student Loan Trust, Series 2012-3, Class A
1.87%	12/27/38	[2]	1,684,390	1,693,124
SLM Student Loan Trust, Series 2012-7, Class A3
1.87%	05/26/26	[2]	800,000	781,574
SLM Student Loan Trust, Series 2013-4, Class A
1.77%	06/25/43	[2]	444,309	444,207

	Maturity		Principal
Issues	Date		Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48	[3]	$46,523	$46,714
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	3,†	629,289	707,599
Voya CLO Ltd., Series 2014-4A, Class A1 (Cayman Islands)
2.66%	10/14/26	[2,3,4]	2,150,000	2,151,108
Voya CLO Ltd., Series 2014-4A, Class A1R (Cayman Islands)
0.00%	10/14/26	[2,3,4]	2,500,000	2,500,625

Total Asset-Backed Securities
(Cost $74,603,289)				74,617,028

BANK LOANS — 0.53%*
Consumer Discretionary — 0.04%
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
4.23% (LIBOR plus 3.00%)	02/05/23	[2]	446,631	447,698

Electric — 0.01%
Vistra Operations Co. LLC, Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	08/04/23	[2]	122,267	121,351
Vistra Operations Co. LLC, Term Loan C, 1st Lien
3.79% (LIBOR plus 2.75%)	08/04/23	[2]	28,026	27,816

				149,167

Finance — 0.18%
Delos Finance SARL, Term Loan B, 1st Lien
3.55% (LIBOR plus 2.25%)	10/06/23	[2]	1,980,136	1,989,888

Industrials — 0.28%
Tyco International Holdings SARL, Term Loan, 1st Lien
2.96% (LIBOR plus 1.75%)	09/10/19	[2,5]	3,092,000	3,089,109

Services — 0.02%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	2,4,†	154,546	155,894

Total Bank Loans
(Cost $5,812,962)				5,831,756

CORPORATES — 37.25%*
Automotive — 0.13%
General Motors Co.
4.88%	10/02/23		1,330,000	1,427,250

Banking — 5.94%
Bank of America Corp.
2.00%	01/11/18		2,000,000	2,003,314
3.71%	04/24/28	[2]	950,000	956,038
4.10%	07/24/23		1,000,000	1,060,041

See accompanying notes to Schedule of Portfolio Investments.

26 / N-Q Report June 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Banking (continued)
5.75%	12/01/17		$2,880,000	$2,929,032
6.00%	09/01/17		1,440,000	1,449,986
6.50%	07/15/18		2,000,000	2,091,926
Bank of America Corp. (GMTN)
6.40%	08/28/17		1,000,000	1,007,425
Bank of America Corp. (MTN)
2.17%	04/01/19	[2]	1,000,000	1,010,023
4.13%	01/22/24		1,500,000	1,584,247
5.65%	05/01/18		500,000	515,824
6.88%	04/25/18		3,290,000	3,424,400
Bank of New York Mellon Corp. (MTN) (The)
2.50%	04/15/21		1,649,000	1,662,260
2.60%	02/07/22		1,740,000	1,752,031
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		2,500,000	2,506,273
Discover Bank
2.00%	02/21/18		2,410,000	2,413,480
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,4]	2,915,000	3,028,168
JPMorgan Chase & Co.
2.55%	10/29/20		5,690,000	5,740,778
3.22%	03/01/25	[2]	3,070,000	3,076,997
6.00%	01/15/18		3,000,000	3,067,644
JPMorgan Chase Bank N.A. (BKNT)
6.00%	07/05/17		600,000	600,000
6.00%	10/01/17		2,500,000	2,525,715
PNC Bank N.A. (BKNT)
1.70%	12/07/18		3,055,000	3,055,250
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[4]	1,300,000	1,317,748
UBS AG/Stamford CT (GMTN) (Switzerland)
2.00%	03/26/18	[2,4]	3,000,000	3,012,267
Wachovia Corp. (MTN)
5.75%	02/01/18		4,000,000	4,095,068
Wells Fargo & Co.
3.00%	04/22/26		1,000,000	975,224
3.00%	10/23/26		2,750,000	2,681,060
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[2]	3,340,000	3,383,467
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		3,135,000	3,137,795

				66,063,481

Communications — 1.99%
AT&T, Inc.
3.40%	05/15/25		2,500,000	2,461,441
3.80%	03/15/22		1,500,000	1,553,877
4.13%	02/17/26		2,350,000	2,413,629

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Communications (continued)
5.50%	02/01/18		$1,000,000	$1,021,630
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		2,795,000	2,981,171
4.91%	07/23/25		1,000,000	1,082,159
Intelsat Jackson Holdings SA (Luxembourg)
9.75%	07/15/25	[3,4]	350,000	350,437
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[4]	1,000,000	1,055,161
Sprint Communications, Inc.
9.00%	11/15/18	[3]	464,000	504,739
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[3]	1,800,000	1,818,090
Time Warner, Inc.
3.55%	06/01/24		1,250,000	1,267,819
Verizon Communications, Inc.
2.95%	03/15/22	[3]	1,415,000	1,426,385
3.50%	11/01/24		3,050,000	3,087,872
5.15%	09/15/23		1,000,000	1,110,277

				22,134,687

Consumer Discretionary — 0.91%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		2,450,000	2,528,885
Anheuser-Busch North American Holding Corp.
2.20%	08/01/18	[3]	2,000,000	2,012,678
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[3,4]	2,750,000	2,750,704
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		348,000	380,987
Reckitt Benckiser Treasury Services PLC (United Kingdom)
2.75%	06/26/24	[3,4]	2,500,000	2,481,133

				10,154,387

Electric — 3.50%
AEP Texas Central Co.
3.85%	10/01/25	[3]	1,800,000	1,871,231
Black Hills Corp.
2.50%	01/11/19		2,510,000	2,524,355
Duke Energy Corp.
2.65%	09/01/26		2,250,000	2,137,473
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[3]	625,000	699,293
6.40%	09/15/20	[3]	2,363,000	2,624,223
Entergy Corp.
4.00%	07/15/22		1,500,000	1,585,784

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 27

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Mississippi, Inc.
3.10%	07/01/23		$2,250,000	$2,289,196
FirstEnergy Corp., Series A
2.75%	03/15/18		1,140,000	1,145,985
FirstEnergy Corp., Series B
3.90%	07/15/27		1,985,000	1,995,370
Homer City Generation LP6
8.73%	10/01/26	[5,7]	457,400	157,803
IPALCO Enterprises, Inc.
5.00%	05/01/18		1,615,000	1,644,292
Jersey Central Power & Light Co.
4.80%	06/15/18		2,025,000	2,075,615
Kansas City Power & Light Co.
3.65%	08/15/25		1,000,000	1,018,495
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		2,275,000	2,627,155
Metropolitan Edison Co.
7.70%	01/15/19		500,000	539,565
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		3,600,000	3,601,786
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		1,500,000	1,599,209
6.80%	09/01/18		900,000	950,769
Public Service Co. of New Mexico
3.85%	08/01/25		1,800,000	1,857,112
7.95%	05/15/18		475,000	502,231
Southwestern Electric Power Co.
3.55%	02/15/22		1,500,000	1,550,083
6.45%	01/15/19		1,109,000	1,178,352
Texas-New Mexico Power Co.
9.50%	04/01/19	[3]	1,800,000	2,022,486
Tucson Electric Power Co.
3.85%	03/15/23		700,000	716,805

				38,914,668

Energy — 2.70%
Boardwalk Pipelines LP
5.20%	06/01/18		1,000,000	1,024,926
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	1,700,000	1,738,009
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[3]	4,000,000	4,069,216
Canadian Natural Resources, Ltd. (Canada)
3.85%	06/01/27	[4]	445,000	442,296
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	[3]	211,000	216,539
Columbia Pipeline Group, Inc.
2.45%	06/01/18		3,135,000	3,150,086

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Energy (continued)
Diamondback Energy, Inc.
4.75%	11/01/24	[3]	$342,000	$341,573
Enbridge Energy Partners LP
5.88%	10/15/25		1,250,000	1,427,183
Florida Gas Transmission Co. LLC
3.88%	07/15/22	[3]	1,000,000	1,048,049
7.90%	05/15/19	[3]	1,500,000	1,648,145
Noble Energy, Inc.
3.90%	11/15/24		600,000	616,009
Petroleos Mexicanos (Mexico)
2.00%	12/20/22	[4]	1,650,000	1,640,669
QEP Resources, Inc.
5.38%	10/01/22		238,000	230,563
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%	10/01/22		300,000	322,687
Ruby Pipeline LLC
6.00%	04/01/22	[3]	1,250,000	1,336,527
Spectra Energy Partners LP
2.95%	09/25/18		1,275,000	1,289,658
TC PipeLines LP
4.65%	06/15/21		2,575,000	2,712,971
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	3,080,000	3,027,605
Williams Partners LP
3.35%	08/15/22		750,000	754,505
3.60%	03/15/22		2,967,000	3,034,407

				30,071,623

Finance — 8.50%
American Express Credit Corp. (MTN)
1.80%	07/31/18		2,395,000	2,395,917
2.20%	03/03/20		4,875,000	4,900,028
Bear Stearns Cos. LLC (The)
6.40%	10/02/17		4,500,000	4,552,038
7.25%	02/01/18		2,140,000	2,207,309
Citigroup, Inc.
1.67%	08/14/17	[2]	750,000	750,287
1.70%	04/27/18		5,838,000	5,833,318
1.74%	08/25/36	[2]	205,000	175,433
1.80%	02/05/18		4,563,000	4,567,116
2.50%	09/26/18		2,000,000	2,013,565
2.88%	05/15/18	[2]	583,000	590,474
6.00%	08/15/17		1,250,000	1,256,167
6.13%	05/15/18		1,500,000	1,555,435
Durrah MSN 35603 (Cayman Islands)
1.68%	01/22/25	[4]	4,276,932	4,159,931
Ford Motor Credit Co. LLC
2.24%	01/09/18	[2]	4,000,000	4,012,596

See accompanying notes to Schedule of Portfolio Investments.

28 / N-Q Report June 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Finance (continued)
General Electric Corp. (GMTN)
5.63%	05/01/18		$730,000	$756,118
General Motors Financial Co., Inc.
3.00%	09/25/17		2,000,000	2,005,564
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		550,000	596,815
Goldman Sachs Group, Inc. (MTN) (The)
2.05%	12/15/17	[2]	1,000,000	1,002,597
3.85%	07/08/24		2,775,000	2,884,410
Goldman Sachs Group, Inc. (The)
2.75%	09/15/20		1,635,000	1,655,925
3.69%	06/05/28	[2]	1,220,000	1,223,468
5.95%	01/18/18		6,160,000	6,298,501
6.15%	04/01/18		4,485,000	4,629,767
International Lease Finance Corp.
7.13%	09/01/18	[3]	1,850,000	1,958,687
Morgan Stanley
2.04%	01/05/18	[2]	1,500,000	1,504,455
Morgan Stanley (GMTN)
6.63%	04/01/18		4,750,000	4,919,565
Morgan Stanley (MTN)
5.95%	12/28/17		1,000,000	1,020,526
6.25%	08/28/17		800,000	805,609
Morgan Stanley, Series 3NC2
1.98%	02/14/20	[2]	5,000,000	5,021,690
Protective Life Global Funding
1.72%	04/15/19	[3]	1,800,000	1,788,070
2.70%	11/25/20	[3]	3,115,000	3,135,732
Raymond James Financial, Inc.
5.63%	04/01/24		2,500,000	2,848,727
Safina Ltd. (Cayman Islands)
2.00%	12/30/23	[4]	7,830,752	7,771,630
Sandalwood 2013 LLC
2.90%	07/10/25		2,399,323	2,454,868
SL Green Realty Corp.
5.00%	08/15/18		1,200,000	1,230,692

				94,483,030

Food — 0.80%
Kraft Heinz Foods Co.
3.00%	06/01/26		1,000,000	958,899
3.95%	07/15/25		1,950,000	2,008,473
6.13%	08/23/18		2,000,000	2,095,847
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[3,4]	3,850,000	3,803,047

				8,866,266

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Health Care — 5.37%
Abbott Laboratories
3.75%	11/30/26		$3,070,000	$3,139,143
AbbVie, Inc.
3.60%	05/14/25		1,742,000	1,779,895
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[4]	1,906,000	1,914,282
3.45%	03/15/22	[4]	440,000	454,033
Aetna, Inc.
1.50%	11/15/17		1,000,000	1,000,090
1.70%	06/07/18		3,185,000	3,187,195
Amgen, Inc.
3.63%	05/15/22		3,000,000	3,134,767
Anthem, Inc.
2.30%	07/15/18		1,545,000	1,554,089
3.13%	05/15/22		2,500,000	2,549,437
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[4]	1,000,000	994,753
3.38%	11/16/25	[4]	2,200,000	2,252,874
Baxalta, Inc.
2.00%	06/22/18		1,405,000	1,407,518
2.88%	06/23/20		1,400,000	1,423,332
Baylor Scott & White Holdings
2.65%	11/15/26		2,315,000	2,222,982
Biogen, Inc.
3.63%	09/15/22		1,825,000	1,911,326
Catholic Health Initiatives
2.60%	08/01/18		1,000,000	1,005,879
Celgene Corp.
2.13%	08/15/18		2,950,000	2,960,007
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		200,000	201,000
Eli Lilly & Co.
3.10%	05/15/27		550,000	555,533
Gilead Sciences, Inc.
2.95%	03/01/27		1,740,000	1,690,845
3.50%	02/01/25		1,500,000	1,540,851
HCA, Inc.
5.00%	03/15/24		900,000	955,125
6.50%	02/15/20		955,000	1,043,337
Humana, Inc.
3.95%	03/15/27		1,330,000	1,388,799
7.20%	06/15/18		611,000	642,137
Kaiser Foundation Hospitals
3.15%	05/01/27		3,435,000	3,441,489
Molina Healthcare, Inc.
5.38%	11/15/22		330,000	352,275
Mylan NV (Netherlands)
3.00%	12/15/18	[4]	3,000,000	3,039,496

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 29

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Health Care (continued)
Providence Health & Services Obligated Group
2.25%	10/01/17	[2]	$1,975,000	$1,978,640
RWJ Barnabas Health, Inc.
2.95%	07/01/26		4,385,000	4,200,678
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[4]	1,500,000	1,493,839
Tenet Healthcare Corp.
4.50%	04/01/21		800,000	818,000
Teva Pharmaceutical Finance
Netherlands III BV (Netherlands)
1.40%	07/20/18	[4]	2,000,000	1,994,648
Valeant Pharmaceuticals International, Inc. (Canada)
5.88%	05/15/23	[3,4]	1,600,000	1,380,000
6.13%	04/15/25	[3,4]	150,000	127,875

				59,736,169

Industrials — 1.23%
Amcor Finance USA, Inc.
3.63%	04/28/26	[3]	2,500,000	2,503,301
Clean Harbors, Inc.
5.13%	06/01/21		380,000	389,044
L-3 Communications Corp.
3.85%	12/15/26		1,326,000	1,370,898
L3 Technologies, Inc.
5.20%	10/15/19		716,000	764,858
Northrop Grumman Corp.
3.20%	02/01/27		1,545,000	1,558,732
SBA Communications Corp.
4.88%	09/01/24	[3]	350,000	357,000
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[3,4]	2,000,000	1,926,262
2.35%	10/15/26	[3,4]	500,000	471,245
Sydney Airport Finance Co. Pty Ltd. (Australia)
3.38%	04/30/25	[3,4]	525,000	525,209
United Technologies Corp. (STEP)
1.78%	05/04/18		3,850,000	3,855,729

				13,722,278

Information Technology — 0.44%
Microsoft Corp.
2.88%	02/06/24		2,300,000	2,337,750
Oracle Corp.
2.40%	09/15/23		2,565,000	2,534,955

				4,872,705

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Insurance — 1.44%
Jackson National Life Global Funding
1.88%	10/15/18	[3]	$2,000,000	$2,005,241
Metropolitan Life Global Funding I
1.55%	09/13/19	[3]	3,000,000	2,973,279
Nationwide Mutual Insurance Co.
3.54%	12/15/24	[2,3]	1,552,000	1,544,240
New York Life Global Funding
1.55%	11/02/18	[3]	2,000,000	1,997,297
2.00%	04/13/21	[3]	2,000,000	1,982,539
Pricoa Global Funding I
2.55%	11/24/20	[3]	2,495,000	2,514,884
Principal Life Global Funding II
2.63%	11/19/20	[3]	3,000,000	3,032,040

				16,049,520

Materials — 0.03%
Valvoline, Inc.
5.50%	07/15/24	[3]	330,000	352,275

Real Estate Investment Trust (REIT) — 2.77%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		1,500,000	1,511,187
3.90%	06/15/23		150,000	155,077
4.60%	04/01/22		2,000,000	2,136,948
American Campus Communities
Operating Partnership LP
3.35%	10/01/20		3,000,000	3,079,818
American Tower Corp.
4.50%	01/15/18		3,000,000	3,041,490
Boston Properties LP
3.70%	11/15/18		2,000,000	2,042,304
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%	04/15/23		300,000	315,463
HCP, Inc.
4.00%	12/01/22		2,250,000	2,350,084
4.25%	11/15/23		1,895,000	1,989,290
Healthcare Trust of America Holdings LP
3.70%	04/15/23		1,440,000	1,470,950
Piedmont Operating Partnership LP
3.40%	06/01/23		1,900,000	1,855,156
SL Green Realty Corp.
7.75%	03/15/20		650,000	727,285
Ventas Realty LP
3.25%	10/15/26		1,810,000	1,748,293
Ventas Realty LP/Ventas Capital Corp.
2.70%	04/01/20		1,025,000	1,034,549
4.00%	04/30/19		1,000,000	1,028,187

See accompanying notes to Schedule of Portfolio Investments.

30 / N-Q Report June 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	$2,000,000	$1,999,981
2.70%	09/17/19	[3]	2,245,000	2,264,885
Welltower, Inc.
3.75%	03/15/23		1,000,000	1,038,906
4.70%	09/15/17		1,000,000	1,005,561

				30,795,414

Retail — 0.30%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[3,4]	550,000	547,905
CVS Health Corp.
4.00%	12/05/23		2,600,000	2,753,806

				3,301,711

Services — 0.06%
CDK Global, Inc.
5.00%	10/15/24		195,000	208,163
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[3,4]	402,000	435,917

				644,080

Transportation — 1.14%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,499,518	1,608,233
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		3,115	3,179
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		369,235	385,851
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		144,795	154,656
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,484,698	2,745,592
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19		2,471,971	2,740,797
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		878,304	992,484
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22		1,318,193	1,522,513
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		923,913	1,074,049

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		$356,135	$380,842
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		369,132	396,817
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		600,448	674,378

				12,679,391

Total Corporates
(Cost $411,287,860)				414,268,935

MORTGAGE-BACKED — 16.48%**
Commercial Mortgage-Backed — 1.24%
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[3]	1,225,000	1,272,821
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[3]	3,417,000	3,483,600
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[2,3,5]	6,832,529	488,287
Commercial Mortgage Trust, Series 2013-300P, Class A1
7.36%	08/10/30	[3]	1,160,000	1,270,531
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[2,3]	1,265,000	1,323,171
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[3]	1,225,000	1,261,564
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	1,090,000	1,142,280
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[3]	950,000	986,419
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32	[2,3]	1,170,000	1,240,526
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1
3.35%	11/15/43	[3]	1,301,350	1,328,730

				13,797,929

Non-Agency Mortgage-Backed — 5.85%
ACE Securities Corp. Home Equity Loan
Trust, Series 2006-NC1, Class A1
1.44%	12/25/35	[2]	4,409,383	4,416,832

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 31

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1
2.18%	09/25/34	[2]	$1,591,530	$1,599,262
Ameriquest Mortgage Securities, Inc., Series 2005-R3, Class M1
1.66%	05/25/35	[2]	440,725	442,041
Ameriquest Mortgage Securities, Inc., Series 2005-R4, Class M1
1.65%	07/25/35	[2]	1,407,403	1,409,594
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
2.19%	12/25/34	[2]	617,598	602,025
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		3,277	3,487
Banc of America Funding Trust, Series 2015-R2, Class 9A1
1.43%	03/27/36	[2,3]	1,986,130	1,934,116
Centex Home Equity Loan Trust, Series 2005-C, Class M1
1.86%	06/25/35	[2]	3,797,847	3,837,767
Centex Home Equity Loan Trust, Series 2005-D, Class M1
1.65%	10/25/35	[2]	15,704	15,742
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
1.40%	05/25/36	[2,3]	119,990	110,531
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.21%	02/25/34	[2]	12,607	12,469
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[2]	177,424	187,115
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	177,129	190,138
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[2]	391,087	422,764
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	42,506	43,523
Conseco Financial Corp., Series 1998-4, Class A5
6.18%	04/01/30		230,839	235,388
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[2]	420,398	448,145
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[2,3]	671,277	683,281

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.83%	08/25/34	[2]	$72,452	$70,392
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
1.22%	02/27/36	[2,3]	959,651	948,138
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1 (STEP)
3.38%	12/25/32		1,072,539	1,064,587
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF4 (STEP)
3.39%	12/25/36		589,155	473,865
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
1.28%	04/25/37	[2]	168,907	129,616
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A3
1.47%	04/25/37	[2]	2,007,053	1,568,397
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.00%	09/25/34	[2]	334,237	328,241
GSAA Home Equity Trust, Series 2005-9, Class 1A1
1.50%	08/25/35	[2]	749,233	737,067
Home Loan Trust, Series 2001-HI3, Class AI7 (STEP)
7.56%	07/25/26		45,096	45,539
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
2.41%	11/20/36	[2]	171,244	171,909
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 1A
1.44%	12/25/35	[2]	2,589,695	2,593,864
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
2.02%	11/25/34	[2]	28,380	24,867
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.03%	06/25/37	[2]	1,108,041	927,623
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		216,884	219,799
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		57,736	58,684
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		135,402	141,786

See accompanying notes to Schedule of Portfolio Investments.

32 / N-Q Report June 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.37%	05/25/37	[2]	$334,233	$325,157
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		85,882	87,900
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5
5.87%	04/15/40		49,348	50,386
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	155,517	160,679
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.50%	01/25/34	[2]	165,373	163,414
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.62%	01/25/34	[2]	633	645
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
1.45%	02/25/36	[2]	28,221	28,227
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.13%	10/25/32	[2]	1,394	1,407
MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1
2.95%	10/25/32	[2]	16,227	16,338
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
1.40%	06/25/37	[2]	581,228	423,820
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
1.47%	06/25/37	[2]	1,074,093	802,665
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		843,191	879,743
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		422,203	460,204
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		579,494	661,050
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		413,924	441,065
Mid-State Trust, Series 2005-1, Class M2
7.08%	01/15/40		662,521	730,722
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
2.15%	07/25/34	[2]	845,459	849,571
Morgan Stanley Capital I Trust, Series 2005-HE3, Class M3
2.01%	07/25/35	[2]	1,091,587	1,094,689

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
1.52%	12/25/35	[2]	$3,543,868	$3,535,850
New Century Home Equity Loan Trust, Series 2005-D, Class A1
1.44%	02/25/36	[2]	5,673,423	5,593,380
New York Mortgage Trust, Series 2005-3, Class A1
1.70%	02/25/36	[2]	2,444,659	2,344,280
Park Place Securities, Inc., Series 2005-WCW1, Class M1
1.67%	09/25/35	[2]	1,545,844	1,548,785
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
1.59%	09/25/35	[2]	696,972	696,322
Park Place Securities, Inc., Series 2005-WHQ2, Class M1
1.85%	05/25/35	[2]	705,689	707,065
RBSSP Resecuritization Trust, Series 2009-6, Class 11A4
1.44%	08/26/36	[2,3]	698,571	684,239
Residential Asset Mortgage Product Trust, Series 2003-SL1, Class A41
8.00%	04/25/31		26,327	28,851
Residential Asset Mortgage Products Trust, Series 2002-RS4, Class AI5 (STEP)
6.16%	08/25/32		2,220	2,160
Residential Asset Mortgage Products Trust, Series 2003-RS1, Class AI5 (STEP)
6.19%	02/25/33		15,607	15,764
Residential Asset Mortgage Products Trust, Series 2006-NC1, Class A3
1.52%	01/25/36	[2]	4,878,527	4,819,954
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.28%	12/25/34	[2]	32,900	33,019
Soundview Home Loan Trust, Series 2005-OPT4, Class 2A3
1.48%	12/25/35	[2]	720,574	720,563
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.32%	10/25/34	[2]	1,718,721	1,698,277
Structured Asset Mortgage Investments II Trust, Series 2005-AR1, Class A1
1.69%	04/19/35	[2]	1,224,796	1,183,173
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
2.08%	02/25/36	[2]	780,570	755,640
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.64%	05/25/36	[2]	2,824,411	1,773,613

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 33

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class A3
1.82%	05/25/35	[2]	$820,534	$822,115
UCFC Home Equity Loan, Series 1998-D, Class MF1
6.91%	04/15/30		35,385	35,838
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
3.02%	01/25/33	[2]	7,233	7,332
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A3
2.00%	10/25/45	[2]	1,595,555	1,502,574
Wells Fargo Home Equity Trust, Series 2005-1, Class M2
1.86%	04/25/35	[2]	2,705,008	2,710,390
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
1.45%	05/25/36	[2]	593,338	595,147

				65,090,607

U.S. Agency Mortgage-Backed — 9.39%
Fannie Mae Pool (TBA)
3.00%	07/25/27		1,815,000	1,862,927
4.50%	08/25/44		10,745,000	11,515,618
Fannie Mae Pool 253974
7.00%	08/01/31		2,936	3,182
Fannie Mae Pool 254232
6.50%	03/01/22		5,481	6,065
Fannie Mae Pool 467144
4.25%	01/01/21		3,203,959	3,420,925
Fannie Mae Pool 468159
4.26%	07/01/21		1,086,218	1,169,014
Fannie Mae Pool 468272
3.83%	07/01/21		2,870,299	3,053,077
Fannie Mae Pool 468552
3.89%	07/01/21		1,804,039	1,920,303
Fannie Mae Pool 527247
7.00%	09/01/26		38	42
Fannie Mae Pool 545191
7.00%	09/01/31		1,359	1,475
Fannie Mae Pool 545646
7.00%	09/01/26		33	36
Fannie Mae Pool 549740
6.50%	10/01/27		10,199	11,287
Fannie Mae Pool 606108
7.00%	03/01/31		658	677
Fannie Mae Pool 630599
7.00%	05/01/32		6,463	7,457
Fannie Mae Pool 655928
7.00%	08/01/32		3,632	4,242

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735207
7.00%	04/01/34		$1,969	$2,256
Fannie Mae Pool 735646
4.50%	07/01/20		1,550	1,593
Fannie Mae Pool 735686
6.50%	12/01/22		13,962	15,447
Fannie Mae Pool 735861
6.50%	09/01/33		113,613	129,419
Fannie Mae Pool 764388
2.78%	03/01/34	[2]	29,717	31,394
Fannie Mae Pool 776708
5.00%	05/01/34		163,621	181,858
Fannie Mae Pool 817611
2.93%	11/01/35	[2]	15,583	16,593
Fannie Mae Pool 844773
3.16%	12/01/35	[2]	1,073	1,125
Fannie Mae Pool 889125
5.00%	12/01/21		76,039	78,372
Fannie Mae Pool 889184
5.50%	09/01/36		151,285	169,509
Fannie Mae Pool 890221
5.50%	12/01/33		229,487	255,539
Fannie Mae Pool 918445
3.46%	05/01/37	[2]	1,941	2,048
Fannie Mae Pool 939419
3.02%	05/01/37	[2]	54,896	58,366
Fannie Mae Pool AL0151
4.38%	04/01/21		4,425,606	4,745,572
Fannie Mae Pool AL0209
4.50%	05/01/41		533,259	584,029
Fannie Mae Pool AL2293
4.38%	06/01/21		5,465,241	5,881,931
Fannie Mae Pool AL6829
2.96%	05/01/27		3,968,043	3,999,359
Fannie Mae Pool AM7009
2.95%	11/01/24		2,551,714	2,615,206
Fannie Mae Pool AM7150
3.05%	11/01/24		1,771,464	1,826,661
Fannie Mae Pool AM7357
3.38%	12/01/29		2,375,000	2,455,356
Fannie Mae Pool AN0556
3.46%	12/01/30		2,460,226	2,549,403
Fannie Mae Pool AN0854
3.28%	02/01/28		2,465,000	2,532,451
Fannie Mae Pool AN2840
2.49%	09/01/28		2,545,000	2,430,497
Fannie Mae Pool AN5049
3.13%	04/01/29		2,330,751	2,363,201

See accompanying notes to Schedule of Portfolio Investments.

34 / N-Q Report June 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BC1158
3.50%	02/01/46		$1,395,930	$1,434,918
Fannie Mae Pool FN0001
3.76%	12/01/20		2,506,865	2,634,683
Fannie Mae Pool FN0007
3.46%	11/01/20		1,390,000	1,452,050
Fannie Mae Pool MA1561
3.00%	09/01/33		2,275,763	2,315,412
Fannie Mae Pool MA1582
3.50%	09/01/43		1,897,264	1,957,380
Fannie Mae Pool MA1608
3.50%	10/01/33		2,165,804	2,255,228
Fannie Mae Pool MA2740
2.50%	09/01/26		5,598,331	5,666,342
Fannie Mae Pool MA2803
2.50%	11/01/31		2,568,143	2,583,661
Fannie Mae REMICS, Series 1989-25, Class G
6.00%	06/25/19		363	372
Fannie Mae REMICS, Series 1992-116, Class B
6.50%	06/25/22		23	24
Fannie Mae REMICS, Series 1993-80, Class S
9.39%	05/25/23	[2]	4,697	5,229
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		139,087	160,226
Fannie Mae REMICS, Series 2007-64, Class FA
1.69%	07/25/37	[2]	100,031	100,959
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
4.83%	11/25/36	[2]	1,744,961	293,095
Fannie Mae Trust, Series 2003-W6, Class 5T (IO)
0.55%	09/25/42	[2]	15,519,690	226,344
Freddie Mac Gold Pool A25162
5.50%	05/01/34		204,026	226,906
Freddie Mac Gold Pool A33262
5.50%	02/01/35		55,748	63,359
Freddie Mac Gold Pool A68781
5.50%	10/01/37		11,728	13,237
Freddie Mac Gold Pool C03813
3.50%	04/01/42		1,298,250	1,346,732
Freddie Mac Gold Pool C90504
6.50%	12/01/21		663	724
Freddie Mac Gold Pool E01279
5.50%	01/01/18		127	128

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool E90474
6.00%	07/01/17		$27	$27
Freddie Mac Gold Pool G01548
7.50%	07/01/32		377,179	446,173
Freddie Mac Gold Pool G01644
5.50%	02/01/34		120,447	134,946
Freddie Mac Gold Pool G02366
6.50%	10/01/36		84,647	98,316
Freddie Mac Gold Pool G07849
3.50%	05/01/44		2,020,856	2,089,980
Freddie Mac Gold Pool G08699
4.00%	03/01/46		1,244,832	1,309,937
Freddie Mac Gold Pool G11707
6.00%	03/01/20		478	490
Freddie Mac Gold Pool G12393
5.50%	10/01/21		91,520	95,965
Freddie Mac Gold Pool G12909
6.00%	11/01/22		149,758	160,648
Freddie Mac Gold Pool G13032
6.00%	09/01/22		79,152	84,009
Freddie Mac Gold Pool G60344
4.00%	12/01/45		984,062	1,046,038
Freddie Mac Gold Pool J06246
5.50%	10/01/21		29,691	31,080
Freddie Mac Gold Pool Q05261
3.50%	12/01/41		853,176	883,970
Freddie Mac Gold Pool Q20178
3.50%	07/01/43		1,210,848	1,256,525
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series KF02, Class A3
1.63%	07/25/20	[2]	757,910	760,658
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[2]	6,070,000	6,284,432
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	16,862
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		47,633	52,734
Freddie Mac REMICS, Series 3460, Class SA (IO)
5.04%	06/15/38	[2]	1,750,075	295,445
Freddie Mac REMICS, Series 4030, Class HS (IO)
5.45%	04/15/42	[2]	1,560,008	270,385
Ginnie Mae I Pool 782810
4.50%	11/15/39		1,184,222	1,298,712

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 35

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool (TBA)
4.00%	07/20/44		$4,715,000	$4,960,327
Ginnie Mae II Pool 80968
2.13%	07/20/34	[2]	32,514	33,513
Ginnie Mae II Pool MA3597
3.50%	04/20/46		2,668,994	2,767,236
Ginnie Mae, Series 2004-8, Class SE
11.87%	11/26/23	[2]	38,428	43,975
Ginnie Mae, Series 2011-152, Class A
1.62%	07/16/33		474,790	473,757
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
1.45%	11/06/17	[2]	463,835	463,871
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
1.61%	03/09/21	[2]	358,765	358,110

				104,358,642

Total Mortgage-Backed
(Cost $179,920,281)				183,247,178

MUNICIPAL BONDS — 1.75%*
Alabama — 0.27%
Alabama Economic Settlement Authority, Taxable Revenue Bond, Series B
3.16%	09/15/25		2,990,000	3,038,498

California — 0.71%
Los Angeles Department of Power, Electric Light and Power Improvements, Series C
5.52%	07/01/27		2,000,000	2,397,720
State of California, Build America Bonds
7.95%	03/01/36		2,750,000	3,141,187
University of California, Taxable Revenue Bonds, Series AJ
4.60%	05/15/31		2,110,000	2,325,748

				7,864,655

Massachusetts — 0.25%
Commonwealth of Massachusetts, Build America Bonds, Series D
4.50%	08/01/31		2,450,000	2,786,581

New York — 0.52%
City of New York, Build America Bonds
5.05%	10/01/24		1,000,000	1,130,190
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27		2,000,000	2,302,360

	Maturity		Principal
Issues	Date		Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27		$1,400,000	$1,648,598
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22		700,000	723,261

				5,804,409

Total Municipal Bonds
(Cost $19,371,931)				19,494,143

U.S. TREASURY SECURITIES — 29.66%
U.S. Treasury Bonds — 0.37%
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.38%	01/15/27	[8]	4,165,738	4,094,079

U.S. Treasury Notes — 29.29%
U.S. Treasury Notes
1.25%	04/30/19		54,225,000	54,097,897
1.25%	05/31/19		5,085,000	5,073,182
1.50%	01/31/22		18,740,000	18,455,073
1.75%	05/31/22		102,445,000	101,856,761
1.88%	04/30/22		97,845,000	97,840,949
1.88%	05/31/22		6,375,000	6,375,625
2.38%	05/15/27		7,955,000	8,006,429
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/21	[8]	5,695,370	5,688,752
0.13%	04/15/22	[8]	2,845,622	2,832,900
0.13%	07/15/26	[8]	10,563,964	10,193,207
U.S. Treasury Notes (WI)
1.75%	06/30/22		15,460,000	15,360,959

Total U.S. Treasury Securities
(Cost $330,960,668)				329,875,813

Total Bonds – 92.38%
(Cost $1,021,956,991)				1,027,334,853

See accompanying notes to Schedule of Portfolio Investments.

36 / N-Q Report June 2017

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 9.64%
Foreign Government Obligations — 3.75%
Japan Treasury Discount Bill, Series 680 (Japan)
0.00%[9]	08/07/17	[4]	$1,600,000,000	$14,240,968
Japan Treasury Discount Bill, Series 691 (Japan)
0.00%[9]	09/25/17	[4]	3,080,000,000	27,417,619

				41,658,587

Money Market Funds — 1.59%
Dreyfus Government Cash Management Fund
0.91%[10]			17,719,000	17,719,000
Fidelity Investments Money Market Funds - Government Portfolio
0.81%[10,11]			179	179

				17,719,179

U.S. Treasury Bills — 4.30%
U.S. Treasury Bills
0.79%[9]	09/07/17	[12]	905,000	903,432
0.81%[9]	08/10/17		10,000,000	9,990,850
0.86%[9]	08/17/17		25,000,000	24,971,925
0.99%[9]	11/02/17		12,000,000	11,957,832

				47,824,039

Total Short-Term Investments
(Cost $107,545,274)				107,201,805

Total Investments – 102.02%
(Cost $1,129,502,265)[1]				1,134,536,658

Liabilities in Excess of Other Assets – (2.02)%				(22,437,141)

Net Assets – 100.00%				$1,112,099,517

Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 08/07/17 at 112.18 Counterparty: Goldman Sachs & Co.
USD $14,404,033	JPY 1,600,000,000	$140,607
Forward currency contract to sell Japanese Yen on 09/25/17 at 111.93 Counterparty: Goldman Sachs & Co.
USD $27,803,772	JPY 3,080,000,000	287,180

Net unrealized Appreciation		$427,787

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
290	Euro Dollar Ninety Day,
	Expiration December 2017	$ (62,382)
829	U.S. Treasury Two Year Note,
	Expiration September 2017	(253,001)
276	U.S. Treasury Five Year Note,
	Expiration September 2017	(76,934)

	Net unrealized (depreciation)	$(392,317)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
290	Euro Dollar Ninety Day,
	Expiration December 2018	$72,448

	Net unrealized appreciation	$72,448

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Unrealized Appreciation	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 1.60% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citibank, NA13
06/30/19	$–	$5,780	$4,137	$4,137

	$–	$5,780	$4,137	$4,137

Notes:

[1]	Cost for federal income tax purposes is $1,129,572,768 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$9,765,320
Gross unrealized (depreciation)	(4,801,430)

Net unrealized appreciation	$4,963,890

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2017.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $3,735,199, which is 0.34% of total net assets.

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 37

Intermediate Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Inflation protected security. Principal amount reflects original security face amount.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of June 30, 2017.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $179.

[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $713,756.

[13]	Centrally cleared.

†	Fair valued security. The aggregate value of fair valued securities is $863,493, which is 0.08% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.

**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

38 / N-Q Report June 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 92.60%
ASSET-BACKED SECURITIES — 7.26%**
Access Group, Inc., Series 2015-1, Class A
1.92%	07/25/56	[2,3]	$2,825,338	$2,810,351
BA Credit Card Trust, Series 2014-A3, Class A
1.45%	01/15/20	[2]	6,525,000	6,527,052
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
1.52%	04/25/35	[2,3]	335,607	318,512
Bayview Commercial Asset Trust, Series 2007-1, Class A1
1.44%	03/25/37	[2,3]	301,495	276,205
Bayview Commercial Asset Trust, Series 2007-3, Class A1
1.26%	07/25/37	[2,3]	2,636,107	2,425,218
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
2.39%	02/25/35	[2]	3,070,000	3,118,022
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.99%	02/25/30	[2]	165,880	165,692
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
2.16%	10/27/36	[2]	5,075,000	5,088,515
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2
2.37%	01/23/20	[2]	7,560,000	7,610,655
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.66%	04/15/27	[2,3,4]	9,280,000	9,298,291
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
2.02%	04/26/32	[2,3]	8,375,000	8,176,770
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.87%	08/27/46	[2,3]	7,934,719	7,424,658
GE Business Loan Trust, Series 2005-1A, Class A3
1.41%	06/15/33	[2,3]	757,162	725,411
Goal Capital Funding Trust, Series 2006-1, Class B
1.64%	08/25/42	[2]	3,104,100	2,871,104
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2
1.04%	04/18/19		7,395,403	7,379,451
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[3]	4,500,629	4,548,991
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands)
2.46%	04/18/26	[2,3,4]	6,782,500	6,801,125
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
2.49%	04/15/27	[2,3,4]	8,000,000	8,044,568

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
National Collegiate Student Loan Trust, Series 2007-2, Class A2
1.35%	06/26/28	[2]	$1,060,316	$1,059,132
Navient Student Loan Trust, Series 2014-8, Class A2
1.66%	04/25/23	[2]	13,595,011	13,628,961
Nelnet Student Loan Trust, Series 2013-1A, Class A
1.82%	06/25/41	[2,3]	3,767,488	3,762,492
Nelnet Student Loan Trust, Series 2014-5A, Class A
1.77%	07/25/46	[2,3]	12,175,150	12,110,874
Northstar Education Finance, Inc., Series 2007-1, Class A1
1.27%	04/28/30	[2]	5,605,000	5,523,585
SLC Student Loan Trust I, Series 2002-2, Class B2
2.58%	07/01/42	[2,3]	3,900,000	3,273,539
SLC Student Loan Trust, Series 2004-1, Class B
1.47%	08/15/31	[2]	1,496,769	1,357,260
SLC Student Loan Trust, Series 2007-1, Class A4
1.24%	05/15/29	[2]	6,421,700	6,323,204
SLM Student Loan Trust I, Series 2003-10A, Class A3
1.72%	12/15/27	[2,3]	6,808,471	6,805,822
SLM Student Loan Trust, Series 2003-11, Class A5
1.30%	12/15/22	[2,3]	882,126	880,995
SLM Student Loan Trust, Series 2003-12, Class A5
1.53%	09/15/22	[2,3]	1,285,715	1,286,536
SLM Student Loan Trust, Series 2004-1, Class A3
1.37%	04/25/23	[2]	42,755	42,761
SLM Student Loan Trust, Series 2004-10, Class A6B
1.71%	04/27/26	[2,3]	14,512,456	14,552,670
SLM Student Loan Trust, Series 2004-2, Class B
1.63%	07/25/39	[2]	1,810,434	1,657,998
SLM Student Loan Trust, Series 2004-5A, Class A5
1.76%	10/25/23	[2,3]	1,952,063	1,952,646
SLM Student Loan Trust, Series 2004-8, Class B
1.62%	01/25/40	[2]	662,819	616,971
SLM Student Loan Trust, Series 2005-10, Class A4
1.27%	10/25/19	[2]	491,435	491,378
SLM Student Loan Trust, Series 2005-5, Class A3
1.26%	04/25/25	[2]	171,891	171,754

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 39

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-2, Class A6
1.33%	01/25/41	[2]	$6,000,000	$5,764,884
SLM Student Loan Trust, Series 2006-4, Class A5
1.26%	10/27/25	[2]	70,824	70,815
SLM Student Loan Trust, Series 2006-8, Class A6
1.32%	01/25/41	[2]	6,000,000	5,601,256
SLM Student Loan Trust, Series 2007-6, Class A4
1.54%	10/25/24	[2]	8,873,986	8,829,236
SLM Student Loan Trust, Series 2007-6, Class B
2.01%	04/27/43	[2]	803,069	761,474
SLM Student Loan Trust, Series 2008-2, Class B
2.36%	01/25/83	[2]	1,095,000	1,001,067
SLM Student Loan Trust, Series 2008-3, Class B
2.36%	04/26/83	[2]	1,095,000	1,021,341
SLM Student Loan Trust, Series 2008-4, Class B
3.01%	04/25/29	[2]	1,095,000	1,065,182
SLM Student Loan Trust, Series 2008-5, Class B
3.01%	07/25/73	[2]	1,095,000	1,081,149
SLM Student Loan Trust, Series 2008-6, Class B
3.01%	07/26/83	[2]	1,095,000	1,077,824
SLM Student Loan Trust, Series 2008-7, Class B
3.01%	07/26/83	[2]	1,095,000	1,075,700
SLM Student Loan Trust, Series 2008-8, Class B
3.41%	10/25/75	[2]	1,095,000	1,099,952
SLM Student Loan Trust, Series 2008-9, Class B
3.41%	10/25/83	[2]	1,095,000	1,112,207
SLM Student Loan Trust, Series 2011-1, Class A1
1.74%	03/25/26	[2]	258,137	258,878
SLM Student Loan Trust, Series 2012-5, Class A2
1.52%	06/25/19	[2]	321,413	321,369
SLM Student Loan Trust, Series 2012-7, Class A2
1.50%	09/25/19	[2]	3,084,740	3,082,896
SLM Student Loan Trust, Series 2012-7, Class A3
1.87%	05/26/26	[2]	4,410,000	4,308,425
SLM Student Loan Trust, Series 2013-1, Class A2
1.47%	09/25/19	[2]	206,497	206,547

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-3, Class A2
1.52%	05/26/20	[2]	$1,495,290	$1,495,778
SLM Student Loan Trust, Series 2013-4, Class A
1.77%	06/25/43	[2]	4,715,673	4,714,592
SLM Student Loan Trust, Series 2013-5, Class A2
1.62%	10/26/20	[2]	1,065,154	1,065,701
SLM Student Loan Trust, Series 2013-6, Class A2
1.72%	02/25/21	[2]	1,172,053	1,172,392
SLM Student Loan Trust, Series 2014-1, Class A3
1.82%	02/26/29	[2]	6,865,000	6,825,707
SLM Student Loan Trust, Series 2014-2, Class A2
1.57%	10/25/21	[2]	1,518,255	1,519,376
Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2A
1.06%	05/15/19		5,357,878	5,349,584

Total Asset-Backed Securities
(Cost $217,016,779)				218,992,501

BANK LOANS — 0.68%*
Electric — 0.06%
Chief Power Finance LLC, Term Loan B, 1st Lien
6.07% (LIBOR plus 4.75%)	12/31/20	[2,5]	2,437,500	1,690,004

Finance — 0.11%
Delos Finance SARL, Term Loan B, 1st Lien
3.55% (LIBOR plus 2.25%)	10/06/23	[2]	3,429,507	3,446,397

Industrials — 0.48%
Tyco International Holdings SARL, Term Loan, 1st Lien
2.96% (LIBOR plus 1.75%)	09/10/19	[2,5]	14,532,400	14,518,812

Services — 0.03%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	2,4,†	875,761	883,398

Total Bank Loans
(Cost $21,265,879)				20,538,611

CORPORATES — 26.39%*
Banking — 5.92%
Bank of America Corp.
2.00%	01/11/18		2,500,000	2,504,143
5.75%	12/01/17		9,370,000	9,529,524
6.00%	09/01/17		1,000,000	1,006,935
6.50%	07/15/18		1,500,000	1,568,945
6.88%	11/15/18		1,000,000	1,063,515

See accompanying notes to Schedule of Portfolio Investments.

40 / N-Q Report June 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp. (MTN)
5.65%	05/01/18		$11,233,000	$11,588,496
6.88%	04/25/18		17,885,000	18,615,620
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		4,295,000	4,305,778
Capital One N.A.
2.35%	08/17/18		550,000	552,622
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,4]	6,220,000	6,461,476
JPMorgan Chase & Co.
6.30%	04/23/19		10,000,000	10,770,770
JPMorgan Chase Bank N.A. (BKNT)
6.00%	10/01/17		30,450,000	30,763,209
PNC Bank N.A. (BKNT)
1.70%	12/07/18		7,680,000	7,680,630
Santander UK Group Holdings PLC
(United Kingdom)
2.88%	08/05/21	[4]	13,000,000	13,015,568
UBS AG/Stamford CT (GMTN) (Switzerland)
2.00%	03/26/18	[2,4]	8,000,000	8,032,712
Wachovia Corp. (MTN)
5.75%	02/01/18		24,485,000	25,066,937
Wells Fargo & Co. (MTN)
1.40%	09/08/17		10,000,000	10,001,760
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		8,420,000	8,427,506
Wells Fargo Bank N.A. (MTN)
2.15%	12/06/19		7,715,000	7,752,768

				178,708,914

Communications — 1.47%
AT&T, Inc.
2.38%	11/27/18		5,000,000	5,035,485
3.00%	06/30/22		4,464,000	4,471,515
3.40%	05/15/25		2,655,000	2,614,051
3.60%	02/17/23		3,700,000	3,792,001
5.50%	02/01/18		5,031,000	5,139,821
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22		3,415,000	3,642,468
DISH DBS Corp.
4.25%	04/01/18		800,000	812,256
Rogers Communications, Inc. (Canada)
6.80%	08/15/18	[4]	6,674,000	7,042,141
Time Warner Cable LLC
6.75%	07/01/18		3,025,000	3,165,538

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Verizon Communications, Inc.
2.04%	06/17/19	[2]	$5,750,000	$5,794,574
2.99%	09/14/18	[2]	2,950,000	3,004,122

				44,513,972

Consumer Discretionary — 1.02%
Altria Group, Inc.
9.70%	11/10/18		7,340,000	8,087,689
Anheuser-Busch InBev Worldwide, Inc.
7.75%	01/15/19		6,000,000	6,528,371
Anheuser-Busch North American
Holding Corp.
2.20%	08/01/18	[3]	3,000,000	3,019,017
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[3,4]	7,867,000	7,869,014
Beam Suntory, Inc.
1.75%	06/15/18		5,425,000	5,419,825

				30,923,916

Electric — 1.73%
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		5,000,000	5,178,100
FirstEnergy Corp., Series A
2.75%	03/15/18		6,000,000	6,031,500
Homer City Generation LP6
8.14%	10/01/19	[5,7]	6,078,660	2,097,138
IPALCO Enterprises, Inc.
5.00%	05/01/18		3,426,000	3,488,139
Jersey Central Power & Light Co.
4.80%	06/15/18		1,500,000	1,537,493
7.35%	02/01/19		505,000	544,115
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		6,285,000	6,288,117
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		14,109,000	14,904,889
Pennsylvania Electric Co.
5.20%	04/01/20		1,262,000	1,331,002
Public Service Co. of New Mexico
7.95%	05/15/18		4,352,000	4,601,496
Southern Co. (The)
1.30%	08/15/17		2,410,000	2,409,983
Southwestern Electric Power Co.
6.45%	01/15/19		2,395,000	2,544,772
Southwestern Electric Power Co., Series F
5.88%	03/01/18		1,198,000	1,227,449

				52,184,193

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 41

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 0.35%
Columbia Pipeline Group, Inc.
2.45%	06/01/18		$1,936,000	$1,945,316
Energy Transfer LP
2.50%	06/15/18		1,156,000	1,161,941
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	3,320,000	3,647,895
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		1,000,000	1,096,835
Phillips 66
1.79%	04/15/19	[2,3]	1,145,000	1,147,788
Rockies Express Pipeline LLC
6.00%	01/15/19	[3]	1,500,000	1,563,750

				10,563,525

Finance — 6.88%
American Express Co.
7.00%	03/19/18		14,570,000	15,107,006
American Express Credit Corp. (MTN)
2.20%	03/03/20		4,000,000	4,020,536
Associates Corp. of North America
6.95%	11/01/18		11,000,000	11,672,293
Bear Stearns Cos. LLC (The)
6.40%	10/02/17		10,000,000	10,115,640
Citigroup, Inc.
1.70%	04/27/18		7,901,000	7,894,663
1.75%	05/01/18		3,560,000	3,558,780
1.80%	02/05/18		3,600,000	3,603,247
2.50%	09/26/18		11,750,000	11,829,694
6.13%	05/15/18		2,940,000	3,048,652
Ford Motor Credit Co. LLC
1.74%	09/08/17	[2]	1,440,000	1,440,469
2.24%	01/09/18	[2]	8,000,000	8,025,192
5.00%	05/15/18		1,500,000	1,538,723
General Electric Corp. (MTN)
1.55%	05/05/26	[2]	5,180,000	5,100,173
General Motors Financial Co., Inc.
3.00%	09/25/17		11,000,000	11,030,602
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		2,625,000	2,848,437
Goldman Sachs Group, Inc. (The)
2.17%	10/23/19	[2]	5,000,000	5,065,633
2.38%	01/22/18		1,000,000	1,003,885
5.95%	01/18/18		16,625,000	16,998,797
6.15%	04/01/18		19,000,000	19,613,282
International Lease Finance Corp.
7.13%	09/01/18	[3]	3,816,000	4,040,190
Morgan Stanley
2.04%	01/05/18	[2]	6,000,000	6,017,820
2.13%	04/25/18		2,000,000	2,006,966

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Morgan Stanley (GMTN)
5.50%	01/26/20		$2,805,000	$3,030,925
5.50%	07/24/20		4,550,000	4,971,262
6.63%	04/01/18		18,997,000	19,675,155
7.30%	05/13/19		2,000,000	2,187,488
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,149,082
Morgan Stanley, Series 3NC2
1.98%	02/14/20	[2]	3,795,000	3,811,463
Protective Life Global Funding
1.72%	04/15/19	[3]	8,245,000	8,190,352
SL Green Realty Corp.
5.00%	08/15/18		8,000,000	8,204,612

				207,801,019

Food — 0.49%
Kraft Heinz Foods Co.
6.13%	08/23/18		5,000,000	5,239,618
Mondelez International Holdings Netherlands BV (Netherlands)
1.63%	10/28/19	[3,4]	9,670,000	9,552,070

				14,791,688

Health Care — 4.01%
Abbott Laboratories
2.90%	11/30/21		7,820,000	7,915,736
AbbVie, Inc.
1.80%	05/14/18		2,230,000	2,233,287
2.30%	05/14/21		8,530,000	8,516,642
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[4]	10,700,000	10,746,491
3.45%	03/15/22	[4]	4,000,000	4,127,576
Aetna, Inc.
1.50%	11/15/17		9,195,000	9,195,828
Amgen, Inc.
3.63%	05/15/22		3,400,000	3,552,737
Anthem, Inc.
1.88%	01/15/18		14,502,000	14,519,927
Baxalta, Inc.
2.00%	06/22/18		3,425,000	3,431,139
Bayer US Finance LLC
2.38%	10/08/19	[3]	5,000,000	5,048,737
Catholic Health Initiatives
2.60%	08/01/18		13,000,000	13,076,433
Celgene Corp.
2.88%	08/15/20		5,000,000	5,116,685
HCA, Inc.
3.75%	03/15/19		1,000,000	1,021,250

See accompanying notes to Schedule of Portfolio Investments.

42 / N-Q Report June 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Providence Health & Services Obligated Group
2.25%	10/01/17	[2]	$11,940,000	$11,962,007
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[4]	7,865,000	7,832,698
Tenet Healthcare Corp.
4.38%	10/01/21		160,000	163,000
4.63%	07/15/24	[3]	589,000	591,209
4.75%	06/15/20	[2]	1,600,000	1,616,160
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[4]	9,705,000	9,679,029
THC Escrow Corp. III
4.63%	07/15/24	[3]	738,000	741,838

				121,088,409

Industrials — 0.73%
L3 Technologies, Inc.
5.20%	10/15/19		5,200,000	5,554,832
Metropolitan Life Global Funding I
1.35%	09/14/18	[3]	8,000,000	7,969,020
United Technologies Corp. (STEP)
1.78%	05/04/18		8,392,000	8,404,487

				21,928,339

Information Technology — 0.18%
Apple, Inc.
1.70%	02/22/19		3,255,000	3,265,117
QUALCOMM, Inc.
1.85%	05/20/19		2,035,000	2,040,201

				5,305,318

Insurance — 0.37%
Metropolitan Life Global Funding I
1.88%	06/22/18	[3]	7,500,000	7,518,807
Nationwide Mutual Insurance Co.
3.54%	12/15/24	[2,3]	3,550,000	3,532,250

				11,051,057

Real Estate Investment Trust (REIT) — 2.71%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		8,800,000	8,865,630
American Tower Corp.
4.50%	01/15/18		9,511,000	9,642,537
Boston Properties LP
3.70%	11/15/18		5,000,000	5,105,760
5.63%	11/15/20		2,260,000	2,483,896
HCP, Inc.
2.63%	02/01/20		6,870,000	6,922,191

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.75%	02/01/19		$3,000,000	$3,064,277
Realty Income Corp.
2.00%	01/31/18		8,871,000	8,879,059
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		7,945,000	7,956,830
2.70%	04/01/20		1,186,000	1,197,049
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	16,500,000	16,499,845
Welltower, Inc.
2.25%	03/15/18		4,727,000	4,740,715
4.70%	09/15/17		6,291,000	6,325,984

				81,683,773

Services — 0.22%
Moody’s Corp.
1.57%	09/04/18	[2]	5,820,000	5,833,793
Republic Services, Inc.
5.50%	09/15/19		850,000	911,737

				6,745,530

Transportation — 0.31%
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		1,101,037	1,175,468
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		4,357,736	4,673,672
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		7,120	7,267
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19		2,149,769	2,246,509
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		1,073,443	1,150,597

				9,253,513

Total Corporates (Cost $796,732,453)				796,543,166

MORTGAGE-BACKED — 29.72%**
Commercial Mortgage-Backed — 1.01%
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[2,3,5]	18,898,484	1,350,580
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		18,500,000	18,764,881

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 43

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2006-2A, Class A
1.09%	11/15/34	[2,3]	$2,769,916	$2,638,454
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	1,227,873	1,222,477
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3SF
1.31%	05/15/47	[2]	6,642,431	6,625,800

				30,602,192

Non-Agency Mortgage-Backed — 12.48%
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
1.44%	02/25/37	[2]	12,000,000	11,335,885
ACE Securities Corp. Home Equity Loan Trust, Series 2006-NC1, Class A1
1.44%	12/25/35	[2]	5,798,958	5,808,755
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 2A
1.47%	12/25/35	[2]	8,159,273	8,093,556
Ameriquest Mortgage Securities, Inc., Series 2006-R2, Class A1
1.39%	04/25/36	[2]	8,737,384	8,758,553
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.24%	10/25/27		16,224	17,008
Argent Securities, Inc., Series 2005-W2, Class A1
1.48%	10/25/35	[2]	9,057,221	9,057,809
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		11,584,656	11,970,103
Banc of America Funding Trust, Series 2015-R2, Class 9A1
1.43%	03/27/36	[2,3]	8,603,782	8,378,461
Banc of America Funding Trust, Series 2015-R3, Class 8A1
1.37%	06/27/36	[2,3]	5,938,414	5,766,639
Banc of America Funding Trust, Series 2015-R4, Class 3A1
1.36%	07/27/36	[2,3]	8,555,821	8,272,721
BCAP LLC Trust, Series 2007-AA1, Class 1A2
1.38%	02/25/47	[2]	801,584	802,385
BCAP LLC Trust, Series 2008-IND2, Class A1
2.87%	04/25/38	[2]	10,274,717	10,288,972
BCAP LLC Trust, Series 2012-R11, Class 11A1
3.04%	09/26/36	[2,3]	1,057,758	1,062,498

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
BCAP LLC Trust, Series 2012-RR11, Class 1A1
1.19%	01/26/37	[2,3]	$1,308,710	$1,315,101
BCAP LLC Trust, Series 2013-RR2, Class 5A1
3.25%	03/26/36	[2,3]	765,261	768,361
BCAP LLC Trust, Series 2013-RR5, Class 2A1
2.91%	03/26/37	[2,3]	8,260,076	8,311,468
Bear Stearns ARM Trust, Series 2004-3, Class 4A
3.60%	07/25/34	[2]	3,478,080	3,498,328
Bear Stearns ARM Trust, Series 2005-2, Class A1
3.26%	03/25/35	[2]	3,206,204	3,243,483
Bear Stearns Asset-Backed Securities Trust, Series 2004-BO1, Class M3
2.27%	10/25/34	[2]	2,764,269	2,757,096
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
1.62%	08/25/43	[2]	146,401	146,811
Chase Funding Trust, Series 2002-2, Class 2M1
2.12%	02/25/32	[2]	193,489	193,281
Chase Funding Trust, Series 2007-A1, Class 8A1
3.24%	02/25/37	[2]	12,680,758	12,920,572
Chase Funding Trust, Series 2007-A2, Class 2A3
3.18%	07/25/37	[2]	2,543,402	2,581,729
Chevy Chase Mortgage Funding Corp., Series 2005-2A, Class A1
1.40%	05/25/36	[2,3]	1,189,008	1,095,283
CIM Trust, Series 2015-3AG, Class A1
2.80%	10/25/57	[2,3]	9,341,292	9,453,779
CIM Trust, Series 2015-4AG, Class A1
3.05%	10/25/57	[2,3]	12,124,508	12,234,482
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.21%	02/25/34	[2]	161,158	159,390
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C
2.52%	07/25/37	[2]	90,000	85,491
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[2]	1,970,626	2,078,260
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	224,285	229,654
Conseco Financial Corp., Series 1997-7, Class A9
7.37%	07/15/28	[2]	200,324	201,408

See accompanying notes to Schedule of Portfolio Investments.

44 / N-Q Report June 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28		$7,113	$7,389
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.83%	08/25/34	[2]	15,739	15,292
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR1, Class 5A1
3.18%	02/25/34	[2]	2,720,322	2,722,661
Credit Suisse Mortgage Trust, Series 2013-7R, Class 5A1
1.47%	07/26/36	[2,3]	2,393,112	2,351,759
Credit Suisse Mortgage Trust, Series 2014-9R, Class 8A1
1.18%	10/27/36	[2,3]	1,912,608	1,875,197
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB7, Class AF3 (STEP)
3.90%	11/25/35		872,416	885,654
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.44%	01/25/36		2,386,252	1,886,017
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
1.28%	04/25/37	[2]	3,387,023	2,599,144
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A
1.42%	03/19/45	[2]	1,403,071	1,342,333
Encore Credit Receivables Trust, Series 2005-2, Class M2
1.91%	11/25/35	[2]	6,102,816	6,141,430
FBR Securitization Trust, Series 2005-02, Class M1
1.94%	09/25/35	[2]	6,773,684	6,788,821
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.00%	09/25/34	[2]	12,333	12,112
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 2A2
3.18%	02/25/35	[2]	1,478,328	1,482,767
GE Business Loan Trust, Series 2007-1A, Class A
1.33%	04/16/35	[2,3]	1,504,402	1,397,220
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
1.46%	06/25/30	[2]	248,427	217,104
GSAA Home Equity Trust, Series 2005-9, Class 1A1
1.50%	08/25/35	[2]	2,155,347	2,120,348

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1
3.28%	11/25/35	[2]	$984,886	$1,006,647
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
1.41%	08/25/46	[2]	332,260	334,242
Home Equity Asset Trust, Series 2006-4, Class 2A3
1.39%	08/25/36	[2]	715,856	718,373
Impac CMB Trust, Series 2005-5, Class A1
1.86%	08/25/35	[2]	2,355,211	2,135,164
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
2.00%	12/25/34	[2]	349,481	311,458
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A
2.02%	11/25/34	[2]	1,122,294	983,365
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		616,823	645,905
JPMorgan Mortgage Acquisition Trust, Series 2007-CH2, Class AV3
1.34%	01/25/37	[2]	691,971	692,238
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
1.50%	03/25/47	[2]	50,000	42,242
JPMorgan Mortgage Acquisition Trust., Series 2005-FRE1, Class A2F3 (STEP)
3.47%	10/25/35		2,313,764	2,294,877
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1
3.41%	07/25/35	[2]	2,002,320	2,008,827
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.41%	07/25/35	[2]	471,432	479,519
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		1,053,801	1,070,704
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		873,699	894,227
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class AIOC (IO)
0.55%	04/15/40	[2,5]	147,419,897	2,765,096
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.50%	01/25/34	[2]	19,197	18,970
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.62%	01/25/34	[2]	49,877	50,790

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 45

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.19%	11/21/34	[2]	$1,723,559	$1,774,420
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.96%	04/25/34	[2]	238,735	231,593
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34	[2]	32,012	26,755
MASTR Alternative Loan Trust, Series 2003-1, Class 1A1
6.25%	12/25/32		3,614,008	3,776,880
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1
5.50%	07/25/33		5,798,388	6,323,242
MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
5.25%	11/25/33		6,356,485	6,604,624
MASTR Alternative Loan Trust, Series 2004-7, Class 1A1
5.50%	07/25/34		6,033,636	6,253,547
MASTR Asset-Backed Securities Trust, Series 2006-AB1, Class A2
1.45%	02/25/36	[2]	171,444	171,476
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.13%	10/25/32	[2]	276,084	278,745
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A3C
2.22%	08/25/34	[2]	1,194,891	1,166,240
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1
1.85%	05/25/36	[2]	207,780	208,262
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
1.40%	06/25/37	[2]	13,646,141	9,950,506
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.09%	08/25/34	[2]	2,042,385	2,082,619
Merrill Lynch Mortgage Investors Trust, Series 2006-F1, Class 1A2
6.00%	04/25/36		2,541,114	2,193,590
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		1,310,760	1,495,233
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[3]	5,800,004	6,220,789
Morgan Stanley Capital I Trust, Series 2004-NC7, Class M2
2.15%	07/25/34	[2]	5,495,485	5,522,214
Morgan Stanley Capital I Trust, Series 2005-NC2, Class M2
1.85%	03/25/35	[2]	735,543	737,267

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A
2.12%	07/25/34	[2]	$541,361	$533,668
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 3A
1.40%	03/26/37	[2,3]	3,322,583	3,305,065
MortgageIT Trust, Series 2005-3, Class A1
1.81%	08/25/35	[2]	526,005	503,885
MortgageIT Trust, Series 2005-4, Class A1
1.50%	10/25/35	[2]	8,446,168	8,095,814
New Century Home Equity Loan Trust, Series 2005-3, Class M2
1.71%	07/25/35	[2]	10,755,658	10,764,437
New Century Home Equity Loan Trust, Series 2005-D, Class A1
1.44%	02/25/36	[2]	14,352,815	14,150,318
Nomura Resecuritization Trust, Series 2014-1R, Class 1A1
1.81%	10/26/36	[2,3]	1,935,284	1,909,637
Nomura Resecuritization Trust, Series 2014-1R, Class 3A1
0.30%	07/26/36	[2,3]	866,064	866,098
Nomura Resecuritization Trust, Series 2014-1R, Class 4A1
0.00%	01/26/37	[2,3]	1,953,108	1,947,947
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
3.53%	02/26/36	[2,3]	4,432,777	4,475,549
Option One Mortgage Loan Trust, Series 2005-1, Class A4
2.02%	02/25/35	[2]	1,537,567	1,538,037
Park Place Securities, Inc., Series 2004-WCW2, Class M2
2.19%	10/25/34	[2]	10,435,486	10,569,696
Park Place Securities, Inc., Series 2004-WHQ2, Class M2
2.16%	02/25/35	[2]	838,400	841,076
Park Place Securities, Inc., Series 2005-WCW1, Class M1
1.67%	09/25/35	[2]	6,433,035	6,445,278
Park Place Securities, Inc., Series 2005-WCW2, Class M1
1.72%	07/25/35	[2]	11,611,778	11,639,931
Park Place Securities, Inc., Series 2005-WHG4, Class A2D
1.59%	09/25/35	[2]	2,960,297	2,957,534
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.69%	03/25/35	[2]	6,475,384	4,584,305
Residential Asset Mortgage Products Trust, Series 2004-SL4, Class A3
6.50%	07/25/32		472,996	478,431

See accompanying notes to Schedule of Portfolio Investments.

46 / N-Q Report June 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2005-SL1, Class A5
6.50%	05/25/32		$1,153,459	$1,152,268
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 6A
3.10%	11/25/34	[2]	6,166,390	6,073,092
Structured Asset Investment Loan Trust, Series 2005-8, Class A4
1.58%	10/25/35	[2]	5,576,486	5,562,952
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
3.27%	09/25/33	[2]	1,242,762	1,226,935
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.77%	07/25/34	[2,3]	115,413	112,914
WaMu Mortgage Pass-Through Certificates, Series 2002-AR18, Class A
3.02%	01/25/33	[2]	131,204	132,989
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.91%	01/25/35	[2]	1,093,949	1,117,605
WaMu Mortgage Pass-Through Certificates, Series 2004-CB2, Class 2A
5.50%	07/25/34		6,574,045	6,967,300
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
1.51%	10/25/45	[2]	3,706,527	3,664,159
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
1.55%	01/25/45	[2]	580,483	564,919
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Q, Class 1A1
3.01%	09/25/34	[2]	1,963,904	2,076,108
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.15%	06/25/35	[2]	6,237,233	6,463,557
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR9, Class 1A1
3.27%	05/25/35	[2]	168,854	173,339
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A5
3.11%	03/25/36	[2]	1,585,525	1,558,907

				376,656,966

U.S. Agency Mortgage-Backed — 16.23%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
1.38%	04/25/20	[2]	19,180,346	19,196,248
Fannie Mae Pool 467572
3.80%	04/01/18		24,338,484	24,500,203
Fannie Mae Pool 567002
8.00%	05/01/23		34,337	37,628

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 735861
6.50%	09/01/33		$19,598	$22,325
Fannie Mae Pool 770900
3.31%	04/01/34	[2]	363,217	377,367
Fannie Mae Pool 995182
5.50%	06/01/20		723,660	737,902
Fannie Mae Pool AD0538
6.00%	05/01/24		698,677	755,236
Fannie Mae Pool AE0083
6.00%	01/01/40		1,504,449	1,708,079
Fannie Mae Pool AL0851
6.00%	10/01/40		1,953,186	2,194,638
Fannie Mae Pool AM6261
1.22%	07/01/19	[2]	22,275,000	22,293,953
Fannie Mae Pool AM7028
1.24%	10/01/19	[2]	22,950,000	22,969,419
Fannie Mae Pool FN0002
3.11%	12/01/17		1,115,964	1,117,303
Fannie Mae REMICS, Series 1997-76, Class FS
1.66%	09/17/27	[2]	20,386	20,007
Fannie Mae REMICS, Series 2001-60, Class OF
2.17%	10/25/31	[2]	1,119,528	1,139,572
Fannie Mae REMICS, Series 2003-130, Class HF
1.67%	12/25/33	[2]	1,403,711	1,405,362
Fannie Mae REMICS, Series 2003-134, Class FC
1.82%	12/25/32	[2]	6,977,420	7,057,385
Fannie Mae REMICS, Series 2005-57, Class EG
1.52%	03/25/35	[2]	2,843,326	2,842,493
Fannie Mae REMICS, Series 2005-59, Class NF
1.47%	05/25/35	[2]	3,650,248	3,646,042
Fannie Mae REMICS, Series 2007-61, Class A
1.50%	03/25/37	[2]	2,017,313	2,017,811
Fannie Mae REMICS, Series 2007-64, Class FA
1.69%	07/25/37	[2]	619,970	625,719
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		1,040,127	1,096,711
Fannie Mae REMICS, Series 2009-33, Class FB
2.04%	03/25/37	[2]	3,405,872	3,482,094
Fannie Mae REMICS, Series 2009-85, Class LF
2.42%	10/25/49	[2]	3,875,890	3,966,678

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 47

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2009-96, Class FA
2.12%	11/25/49	[2]	$3,261,489	$3,326,760
Fannie Mae REMICS, Series 2010-109, Class PF
1.62%	10/25/40	[2]	1,992,506	2,000,478
Fannie Mae REMICS, Series 2010-26, Class S (IO)
5.01%	11/25/36	[2]	12,007,047	2,017,443
Fannie Mae REMICS, Series 2010-39, Class FE
1.99%	06/25/37	[2]	6,286,972	6,413,269
Fannie Mae REMICS, Series 2010-43, Class DP
5.00%	05/25/40		1,599,989	1,733,227
Fannie Mae REMICS, Series 2010-6, Class BF
1.98%	02/25/40	[2]	2,343,508	2,382,496
Fannie Mae REMICS, Series 2010-95, Class S (IO)
5.38%	09/25/40	[2]	8,375,180	1,695,676
Fannie Mae REMICS, Series 2011-118, Class FB
1.67%	11/25/41	[2]	11,645,100	11,687,782
Fannie Mae REMICS, Series 2011-71, Class FB
1.72%	05/25/37	[2]	4,854,896	4,870,830
Fannie Mae REMICS, Series 2012-33, Class F
1.74%	04/25/42	[2]	8,646,109	8,715,965
Fannie Mae REMICS, Series 2013-75, Class FC
1.47%	07/25/42	[2]	7,963,423	7,945,443
Fannie Mae REMICS, Series G92-10, Class Z
7.75%	01/25/22		750	805
Fannie Mae-Aces, Series 2012-M8, Class ASQ2
1.52%	12/25/19		1,886,215	1,885,300
Fannie Mae-Aces, Series 2013-M11, Class A
1.50%	01/25/18		629,653	629,321
Fannie Mae-Aces, Series 2013-M13, Class FA
1.57%	05/25/18	[2]	21,246,585	21,268,535
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		10,628,479	10,615,728
Fannie Mae-Aces, Series 2014-M6, Class FA
1.28%	12/25/17	[2]	1,352,835	1,352,452

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2015-M10, Class FA
1.29%	03/25/19	[2]	$13,714,762	$13,723,453
Freddie Mac Gold Pool A45796
7.00%	01/01/33		7,405	8,296
Freddie Mac Gold Pool C46104
6.50%	09/01/29		10,252	11,390
Freddie Mac Gold Pool G13032
6.00%	09/01/22		988,753	1,049,424
Freddie Mac Gold Pool G13475
6.00%	01/01/24		124,079	131,393
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		17,500,000	18,446,573
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		3,139,092	3,202,832
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		17,700,000	18,745,300
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A1
2.87%	02/25/23		12,945,602	13,314,547
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF09, Class A
1.44%	05/25/22	[2]	10,830,120	10,845,135
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
1.38%	04/25/20	[2]	21,708,016	21,735,242
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
1.60%	08/25/23	[2]	14,126,286	14,161,462
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		17,405,000	18,229,632
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		3,907,060	3,976,482
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		661,011	731,804
Freddie Mac REMICS, Series 2454, Class FQ
2.16%	06/15/31	[2]	10,159	10,455

See accompanying notes to Schedule of Portfolio Investments.

48 / N-Q Report June 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2733, Class FB
1.76%	10/15/33	[2]	$4,663,126	$4,715,212
Freddie Mac REMICS, Series 3071, Class TF
1.46%	04/15/35	[2]	4,854,585	4,856,944
Freddie Mac REMICS, Series 3084, Class FN
1.66%	12/15/34	[2]	4,199,059	4,208,048
Freddie Mac REMICS, Series 3294, Class CB
5.50%	03/15/37		344,732	382,588
Freddie Mac REMICS, Series 3300, Class FA
1.46%	08/15/35	[2]	1,236,189	1,234,510
Freddie Mac REMICS, Series 3325, Class NF
1.46%	08/15/35	[2]	3,187,943	3,183,612
Freddie Mac REMICS, Series 3346, Class FA
1.39%	02/15/19	[2]	1,137,202	1,137,918
Freddie Mac REMICS, Series 3524, Class FC
2.10%	06/15/38	[2]	1,215,866	1,242,916
Freddie Mac REMICS, Series 3531, Class FM
2.06%	05/15/39	[2]	1,565,669	1,593,591
Freddie Mac REMICS, Series 3672, Class A
6.00%	05/15/40		251,313	273,495
Freddie Mac REMICS, Series 3792, Class DF
1.56%	11/15/40	[2]	1,933,906	1,936,834
Freddie Mac REMICS, Series 3824, Class FA
1.31%	03/15/26	[2]	1,307,020	1,306,824
Freddie Mac REMICS, Series 3828, Class TF
1.56%	04/15/29	[2]	611,538	612,830
Freddie Mac REMICS, Series 4060, Class FJ
1.51%	02/15/41	[2]	8,893,027	8,895,757
Freddie Mac REMICS, Series 4109, Class KF
1.56%	05/15/32	[2]	5,556,330	5,563,634
Freddie Mac REMICS, Series 4235, Class FA
1.51%	01/15/34	[2]	6,030,294	6,037,396
Freddie Mac Strips, Series 240, Class F30
1.46%	07/15/36	[2]	3,570,706	3,577,926
Freddie Mac Strips, Series 263, Class F5
1.66%	06/15/42	[2]	4,785,411	4,823,155

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips, Series 319, Class F2
1.66%	11/15/43	[2]	$21,711,788	$21,856,001
Ginnie Mae I Pool 422972
6.50%	07/15/29		22,523	24,623
Ginnie Mae II Pool 1849
8.50%	08/20/24		416	431
Ginnie Mae II Pool 2020
8.50%	06/20/25		1,154	1,278
Ginnie Mae II Pool 2286
8.50%	09/20/26		1,426	1,598
Ginnie Mae II Pool 2487
8.50%	09/20/27		12,150	13,621
Ginnie Mae II Pool 80059
2.13%	04/20/27	[2]	21,864	22,572
Ginnie Mae II Pool 80589
2.38%	03/20/32	[2]	39,417	39,651
Ginnie Mae II Pool 80610
2.13%	06/20/32	[2]	13,875	14,372
Ginnie Mae II Pool 80968
2.13%	07/20/34	[2]	455,710	469,715
Ginnie Mae II Pool 81201
2.88%	01/20/35	[2]	12,198	12,688
Ginnie Mae II Pool 8599
3.00%	02/20/25	[2]	18,987	19,450
Ginnie Mae, Series 2003-11, Class FK
1.47%	02/16/33	[2]	1,567,715	1,570,573
Ginnie Mae, Series 2004-5, Class PF
1.76%	02/20/33	[2]	937,532	938,987
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[2]	2,978,382	3,003,389
Ginnie Mae, Series 2007-12, Class C
5.28%	04/16/41	[2]	1,810,127	1,828,256
Ginnie Mae, Series 2009-106, Class XI (IO)
5.59%	05/20/37	[2]	7,083,429	1,267,630
Ginnie Mae, Series 2012-13, Class KF
1.51%	07/20/38	[2]	1,882,597	1,888,683
Ginnie Mae, Series 2013-53, Class AD
1.50%	12/20/26		4,207,024	4,141,275
NCUA Guaranteed Notes, Series 2010-R1, Class A1
1.53%	10/07/20	[2]	6,618,292	6,633,416
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
1.45%	11/06/17	[2]	6,767,335	6,767,864
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
1.64%	12/08/20	[2]	9,670,221	9,721,027

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 49

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
1.64%	12/08/20	[2]	$4,506,623	$4,530,388
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
1.61%	03/09/21	[2]	11,250,022	11,229,487
NCUA Guaranteed Notes, Series 2011-R1, Class 1A
1.53%	01/08/20	[2]	5,060,293	5,066,826
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
1.52%	03/11/20	[2]	2,615,818	2,615,869
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
1.46%	03/06/20	[2]	468,613	468,694

				489,806,659

Total Mortgage-Backed (Cost $886,411,449)				897,065,817

MUNICIPAL BONDS — 0.02%*
California — 0.02%
State of California, Taxable, Various Purpose
6.20%	03/01/19		600,000	644,364

Total Municipal Bonds (Cost $637,778)				644,364

U.S. TREASURY SECURITIES — 28.53%
U.S. Treasury Notes — 28.53%
U.S. Treasury Notes
0.75%	02/28/18		58,265,000	58,092,026
0.75%	08/15/19		224,590,000	221,567,692
1.25%	04/30/19		87,741,000	87,535,335
1.25%	05/31/19		390,135,000	389,228,326
1.25%	06/30/19		14,725,000	14,686,462
1.38%	02/15/20		41,875,000	41,747,407
1.75%	05/31/22		44,185,000	43,931,290
U.S. Treasury Notes (WI)
1.75%	06/30/22		4,395,000	4,366,845

Total U.S. Treasury Securities (Cost $864,532,026)				861,155,383

Total Bonds – 92.60% (Cost $2,786,596,364)				2,794,939,842

Issues	Notional Amount (000’s)	Value
PURCHASED SWAPTIONS — 0.00%
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a floating rate based on 3-month USD LIBOR in exchange for receiving from the Fund a fixed rate of 6.00% annually; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$30,000	$49,350

Total Purchased Swaptions
(Cost $939,000)

			Principal
	Maturity		Amount/
Issues	Date		Share	Value
SHORT-TERM INVESTMENTS — 7.55%
Foreign Government Obligations — 3.77%
Japan Treasury Discount Bill, Series 680 (Japan)
0.00%[8]	08/07/17	[4]	4,640,000,000	41,298,808
Japan Treasury Discount Bill, Series 684 (Japan)
0.00%[8]	08/21/17	[4]	4,640,000,000	41,300,047
Japan Treasury Discount Bill, Series 691 (Japan)
0.00%[8]	09/25/17	[4]	3,500,000,000	31,156,386

				113,755,241

Money Market Funds — 1.08%
Dreyfus Government Cash Management Fund
0.91%[9]			32,488,000	32,488,000
Fidelity Investments Money Market Funds - Government Portfolio
0.81%[9,10]			437	437

				32,488,437

U.S. Agency Discount Notes — 0.86%
Federal Home Loan Bank
0.96%[8]	08/16/17		26,000,000	25,967,916

U.S. Treasury Bills — 1.84%
U.S. Treasury Bills
0.79%[8]	09/07/17	[11]	1,730,000	1,727,002
0.99%[8]	11/02/17		54,000,000	53,810,244

				55,537,246

Total Short-Term Investments
(Cost $228,787,025)				227,748,840

See accompanying notes to Schedule of Portfolio Investments.

50 / N-Q Report June 2017

Low Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Value
Total Investments – 100.15%
(Cost $3,016,322,389)[1]	$3,022,738,032

Liabilities in Excess of Other
Assets – (0.15)%	(4,544,415)

Net Assets – 100.00%	$3,018,193,617

	Currency	Currency	Unrealized
	Purchased	Sold	Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 08/07/17 at 112.17 Counterparty: Goldman Sachs & Co.
USD	$41,771,696	JPY 4,640,000,000	$407,761
Forward currency contract to sell Japanese Yen on 08/21/17 at 112.11 Counterparty: Goldman Sachs & Co.
USD	$41,848,438	JPY 4,640,000,000	461,859
Forward currency contract to sell Japanese Yen on 09/25/17 at 111.93 Counterparty: Goldman Sachs & Co.
USD	$31,522,586	JPY 3,500,000,000	253,731

Net unrealized appreciation			$1,123,351

Unrealized
Contracts		(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
770	Euro Dollar Ninety Day,
	Expiration December 2017	$ (165,635)
2,778	U.S. Treasury Two Year Note,
	Expiration September 2017	(853,809)

	Net unrealized (depreciation)	$ (1,019,444)

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
770	Euro Dollar Ninety Day,
	Expiration December 2018	$192,362

	Net unrealized appreciation	$192,362

	Notional
	Amount	Premiums
Issues	(000’s)	(Received)	Value
WRITTEN SWAPTIONS
Option to enter into a 30-year Interest Rate Swap for the counterparty to pay the Fund a fixed rate of 7.50% in exchange for receiving from the Fund a floating rate based on 3 month USD LIBOR; Option Expiration Date of 12/24/23. Counterparty: Goldman Sachs Group, Inc.
	$(30,000)	$(540,000)	$(24,864)

Total Written Swaptions		$(540,000)	$(24,864)

	Premiums	Notional
Expiration	Paid/	Amount	Unrealized
Date	(Received)	(000’s)	Appreciation	Value
SWAPS: INTEREST RATE
The Fund pays a fixed rate equal to 1.60% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citibank, NA12
06/30/19	$—	$15,370	$11,000	$11,000

	$—	$15,370	$11,000	$11,000

Notes:

[1]	Cost for federal income tax purposes is $3,016,733,057 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$23,807,973
Gross unrealized (depreciation)	(17,802,998)

Net unrealized appreciation	$6,004,975

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2017.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $22,421,630, which is 0.74% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Represents annualized yield at date of purchase.

[9]	Represents the current yield as of June 30, 2017.

[10]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $437.

[11]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $1,658,110.

[12]	Centrally cleared.

†	Fair valued security. The aggregate value of fair valued securities is $883,398, which is 0.03% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 51

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 85.37%
ASSET-BACKED SECURITIES — 10.61%**
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.59%	01/25/35	[2,3]	$255,095	$246,464
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
1.45%	12/25/36	[2,3]	760,653	721,547
Bayview Commercial Asset Trust, Series 2007-3, Class A1
1.26%	07/25/37	[2,3]	343,413	315,940
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7
1.65%	09/10/20	[2]	285,000	286,139
Crystal River, Series 2005-1A, Class A (Cayman Islands)
1.42%	03/02/46	[2,3,4,5]	470,845	76,112
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.66%	04/15/27	[2,3,5]	420,000	420,828
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
2.02%	04/26/32	[2,3]	645,000	629,733
GE Business Loan Trust, Series 2005-1A, Class A3
1.41%	06/15/33	[2,3]	303,674	290,940
GE Business Loan Trust, Series 2005-2A, Class A
1.40%	11/15/33	[2,3]	261,421	251,164
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[3,5]	216,042	211,981
Higher Education Funding, Series 2014-1, Class A
2.24%	05/25/34	[2,3]	454,562	453,152
Limerock CLO II Ltd., Series 2014-2A, Class AR (Cayman Islands)
2.46%	04/18/26	[2,3,5]	200,000	200,549
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
2.49%	04/15/27	[2,3,5]	420,000	422,340
National Collegiate Student Loan Trust, Series 2007-2, Class A2
1.35%	06/26/28	[2]	111,028	110,904
Nelnet Student Loan Trust, Series 2014-4A, Class A2
2.17%	11/25/48	[2,3]	500,000	490,461
Panthera Aviation, Series 2013-1
10.00%	01/25/22	2,3,4,†	338,214	162,340
Scholar Funding Trust, Series 2012-B, Class A2
2.32%	03/28/46	[2,3]	998,447	999,262
SLC Student Loan Trust, Series 2004-1, Class B
1.47%	08/15/31	[2]	237,034	214,941

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2006-2, Class B
1.48%	12/15/39	[2]	$440,249	$387,746
SLM Student Loan Trust, Series 2004-2, Class B
1.63%	07/25/39	[2]	440,797	403,683
SLM Student Loan Trust, Series 2005-9, Class B
1.46%	01/25/41	[2]	325,715	297,116
SLM Student Loan Trust, Series 2006-2, Class A6
1.33%	01/25/41	[2]	1,200,000	1,152,977
SLM Student Loan Trust, Series 2007-6, Class B
2.01%	04/27/43	[2]	249,355	236,439
SLM Student Loan Trust, Series 2007-7, Class B
1.91%	10/27/70	[2]	215,000	195,731
SLM Student Loan Trust, Series 2008-2, Class B
2.36%	01/25/83	[2]	340,000	310,834
SLM Student Loan Trust, Series 2008-3, Class B
2.36%	04/26/83	[2]	340,000	317,129
SLM Student Loan Trust, Series 2008-4, Class B
3.01%	04/25/29	[2]	340,000	330,741
SLM Student Loan Trust, Series 2008-5, Class B
3.01%	07/25/73	[2]	235,000	232,027
SLM Student Loan Trust, Series 2008-6, Class B
3.01%	07/26/83	[2]	340,000	334,667
SLM Student Loan Trust, Series 2008-7, Class B
3.01%	07/26/83	[2]	340,000	334,007
SLM Student Loan Trust, Series 2008-8, Class B
3.41%	10/25/75	[2]	340,000	341,538
Structured Receivables Finance 2 LLC, Series 2000, Class A
4.71%	04/15/48	[3]	51,693	51,905
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	[3],†	377,574	424,559
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[3]	380,202	450,237

Total Asset-Backed Securities (Cost $12,555,936)				12,306,133

See accompanying notes to Schedule of Portfolio Investments.

52 / N-Q Report June 2017

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS — 0.18%*
Services — 0.18%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	5,†	$206,061	$207,858

Total Bank Loans (Cost $207,770)
CORPORATES — 27.37%*
Banking — 4.24%
Bank of America Corp.
3.71%	04/24/28	[2]	525,000	528,337
7.63%	06/01/19		400,000	440,805
Bank of America Corp. (MTN)
5.65%	05/01/18		900,000	928,483
6.88%	04/25/18		300,000	312,255
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[3,5]	455,000	472,664
JPMorgan Chase & Co.
3.22%	03/01/25	[2]	420,000	420,957
3.90%	07/15/25		250,000	260,375
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[5]	165,000	165,198
Wachovia Corp. (MTN)
5.75%	02/01/18		790,000	808,776
Wells Fargo & Co. (MTN)
3.58%	05/22/28	[2]	575,000	582,483

				4,920,333

Communications — 1.46%
AT&T, Inc.
4.13%	02/17/26		200,000	205,415
4.80%	06/15/44		350,000	346,706
5.25%	03/01/37		265,000	281,856
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/27	[3]	23,000	23,546
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45		200,000	241,690
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[5]	25,000	20,813
9.75%	07/15/25	[3,5]	40,000	40,050
Verizon Communications, Inc.
4.52%	09/15/48		225,000	213,736
4.86%	08/21/46		150,000	150,604
5.15%	09/15/23		150,000	166,542

				1,690,958

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary — 0.44%
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[3,5]	$350,000	$350,090
Central Garden & Pet Co.
6.13%	11/15/23		55,000	59,263
DS Services of America, Inc.
10.00%	09/01/21	[3]	23,000	24,437
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		55,000	60,213
Scotts Miracle-Gro Co.(The)
5.25%	12/15/26		18,000	18,900

				512,903

Electric — 1.87%
Duke Energy Carolinas LLC
3.75%	06/01/45		355,000	352,510
FirstEnergy Corp., Series B
3.90%	07/15/27		160,000	160,836
Great Plains Energy, Inc.
2.50%	03/09/20		175,000	176,316
Pennsylvania Electric Co.
5.20%	04/01/20		400,000	421,871
Puget Energy, Inc.
6.00%	09/01/21		250,000	281,015
Southern Co. Gas Capital Corp.
3.25%	06/15/26		500,000	490,585
Southwestern Electric Power Co., Series K
2.75%	10/01/26		300,000	288,411

				2,171,544

Energy — 1.70%
Antero Resources Corp.
5.00%	03/01/25	[3]	35,000	34,037
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	[3]	18,000	18,473
Diamondback Energy, Inc.
4.75%	11/01/24	[3]	33,000	32,959
EQT Midstream Partners LP
4.13%	12/01/26		350,000	354,023
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[3]	200,000	219,753
Gulfport Energy Corp.
6.38%	05/15/25	[3]	13,000	12,854
HollyFrontier Corp.
5.88%	04/01/26		285,000	302,724
Parsley Energy LLC/Parsley Finance Corp.
5.38%	01/15/25	[3]	35,000	35,438
QEP Resources, Inc.
5.38%	10/01/22		27,000	26,156

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 53

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Ruby Pipeline LLC
6.00%	04/01/22	[3]	$200,000	$213,844
Sabine Pass Liquefaction LLC
4.20%	03/15/28	[3]	175,000	177,406
Texas Eastern Transmission LP
2.80%	10/15/22	[3]	300,000	294,897
Williams Partners LP
3.60%	03/15/22		250,000	255,680

				1,978,244

Finance — 6.74%
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		500,000	515,726
Citigroup, Inc.
1.70%	04/27/18		380,000	379,695
1.74%	08/25/36	[2]	200,000	171,154
2.50%	09/26/18		400,000	402,713
Ford Motor Credit Co. LLC
2.15%	01/09/18		300,000	300,635
3.16%	08/04/20		275,000	279,995
General Electric Corp. (MTN)
1.66%	08/15/36	[2]	2,500,000	2,293,365
Goldman Sachs Group, Inc. (The)
3.69%	06/05/28	[2]	200,000	200,569
5.95%	01/18/18		750,000	766,863
6.15%	04/01/18		885,000	913,566
International Lease Finance Corp.
7.13%	09/01/18	[3]	500,000	529,375
Morgan Stanley (GMTN)
6.63%	04/01/18		500,000	517,849
7.30%	05/13/19		500,000	546,872

				7,818,377

Food — 0.20%
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[3]	38,000	40,090
Kraft Heinz Foods Co.
3.00%	06/01/26		200,000	191,780

				231,870

Health Care — 2.86%
Abbott Laboratories
3.75%	11/30/26		355,000	362,995
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	[5]	250,000	259,006
Amgen, Inc.
4.40%	05/01/45		200,000	206,253
Anthem, Inc.
1.88%	01/15/18		400,000	400,494

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Celgene Corp.
5.00%	08/15/45		$320,000	$361,661
Centene Corp.
4.75%	01/15/25		81,000	83,430
Gilead Sciences, Inc.
4.15%	03/01/47		355,000	357,558
HCA, Inc.
5.00%	03/15/24		160,000	169,800
Molina Healthcare, Inc.
4.88%	06/15/25	[3]	33,000	33,330
Quintiles IMS, Inc.
4.88%	05/15/23	[3]	65,000	66,869
Shire Acquisitions Investments Ireland DAC
(Ireland)
1.90%	09/23/19	[5]	400,000	398,357
Tenet Healthcare Corp.
4.38%	10/01/21		15,000	15,281
4.63%	07/15/24	[3]	55,000	55,206
4.75%	06/15/20	[2]	150,000	151,515
THC Escrow Corp. III
4.63%	07/15/24	[3]	69,000	69,359
Valeant Pharmaceuticals International, Inc.
(Canada)
6.13%	04/15/25	[3,5]	200,000	170,500
6.50%	03/15/22	[3,5]	60,000	63,000
7.00%	03/15/24	[3,5]	55,000	58,025
WellCare Health Plans, Inc.
5.25%	04/01/25		38,000	39,900

				3,322,539

Industrials — 0.67%
Crown Americas LLC/Crown Americas
Capital Corp. V
4.25%	09/30/26	[3]	55,000	55,000
Graphic Packaging International, Inc.
4.88%	11/15/22		55,000	58,438
SBA Communications Corp.
4.88%	09/01/24	[3]	55,000	56,100
Sealed Air Corp.
5.25%	04/01/23	[3]	100,000	107,750
United Technologies Corp. (STEP)
1.78%	05/04/18		500,000	500,744

				778,032

Information Technology — 0.09%
First Data Corp.
5.00%	01/15/24	[3]	49,000	50,577
MSCI, Inc.
4.75%	08/01/26	[3]	50,000	51,563

See accompanying notes to Schedule of Portfolio Investments.

54 / N-Q Report June 2017

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)

				$102,140

Insurance — 0.79%
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	$450,000	516,317
Nationwide Mutual Insurance Co.
3.54%	12/15/24	[2,3]	400,000	398,000

				914,317

Materials — 0.06%
Valvoline, Inc.
5.50%	07/15/24	[3]	70,000	74,725

Real Estate Investment Trust (REIT) — 4.20%
American Tower Corp.
4.50%	01/15/18		400,000	405,532
Boston Properties LP
3.70%	11/15/18		350,000	357,403
Education Realty Operating Partnership LP
4.60%	12/01/24		300,000	306,084
Equinix, Inc.
5.38%	05/15/27		35,000	37,406
HCP, Inc.
3.88%	08/15/24		325,000	331,229
Highwoods Realty LP
7.50%	04/15/18		500,000	520,765
Kimco Realty Corp. (MTN)
4.30%	02/01/18		350,000	352,676
National Retail Properties, Inc.
6.88%	10/15/17		500,000	506,957
Prologis LP
4.00%	01/15/18		400,000	402,522
Realty Income Corp.
2.00%	01/31/18		500,000	500,454
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		600,000	600,893
VEREIT Operating Partnership LP
3.00%	02/06/19		140,000	141,663
Welltower, Inc.
3.75%	03/15/23		400,000	415,562

				4,879,146

Retail — 0.41%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[3,5]	55,000	54,790
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		400,000	415,978

				470,768

Services — 0.11%
Aramark Services, Inc.

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Services (continued)
4.75%	06/01/26		$39,000	$40,283
CDK Global, Inc.
4.88%	06/01/27	[3]	17,000	17,468
5.00%	10/15/24		22,000	23,485
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[3,5]	40,000	43,375

				124,611

Transportation — 1.53%
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		228,353	244,908
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22		1,074,043	1,133,115
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		350,654	396,239

				1,774,262

Total Corporates (Cost $31,088,469)				31,764,769

MORTGAGE-BACKED — 46.27%**
Commercial Mortgage-Backed — 8.36%
Banc of America Merrill Lynch Commercial
Mortgage Trust, Series 2014-520M, Class A
4.33%	08/15/46	[2,3]	110,000	117,500
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[3]	80,000	83,016
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4
6.39%	12/10/49	[2]	155,014	155,339
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[2,3,4]	1,762,647	125,968
Commercial Mortgage Trust, Series 2006-GG7, Class AM
5.95%	07/10/38	[2]	403,264	406,537
Commercial Mortgage Trust, Series 2013-CR12, Class XA
1.50%	10/10/46	[2,4]	2,241,117	127,060
Credit Suisse Mortgage Trust, Series 2010-RR1, Class 2A
5.70%	09/15/40	[2,3]	30,113	30,114
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[3]	638,589	656,571
GS Mortgage Securities Trust, Series 2012-SHOP, Class A
2.93%	06/05/31	[3]	110,000	111,941

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 55

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust, Series 2017-GPTX, Class XCP
0.91%	05/10/34	[2,3,4]	$5,000,000	$113,713
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.47%	11/15/45	[2,4]	4,574,092	207,526
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class ASB
3.43%	08/15/47		680,000	708,800
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A2
3.18%	09/15/47		815,000	833,275
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class XA
1.21%	11/15/47	[2,4]	3,302,465	155,816
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[3]	1,004,557	1,010,278
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32	[3]	138,216	139,117
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[3]	110,000	115,276
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	683,320	693,984
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class XA (IO)
0.64%	01/15/46	[2,4]	12,040,243	109,667
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2
3.07%	12/15/46		572,304	580,696
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.56%	04/15/46	[2,4]	1,963,628	107,805
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3
5.87%	09/15/45	[2]	468,951	471,925
Morgan Stanley Capital I Trust, Series 2011-C3, Class A3
4.05%	07/15/49		511,416	529,359
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1
1.45%	08/15/49		522,961	518,990

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1
1.71%	03/15/49		$370,192	$366,744
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[3]	210,000	224,365
VNDO Mortgage Trust, Series 2013-PENN, Class A
3.81%	12/13/29	[3]	102,500	107,455
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.17%	02/15/51	[2]	150,000	151,196
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.93%	11/15/44	[2,3,4]	3,847,150	232,617
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA
2.23%	11/15/45	[2,3,4]	1,339,694	95,701
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2
2.92%	08/15/47		405,000	412,710

				9,701,061

Non-Agency Mortgage-Backed — 30.00%
ACE Securities Corp., Series 2006-HE3, Class A2C
1.37%	06/25/36	[2]	1,650,386	1,131,969
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
1.45%	09/25/35	[2]	300,205	297,939
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		140,240	140,509
Banc of America Funding Trust, Series 2006-3, Class 5A3
5.50%	03/25/36		516,210	486,786
BCAP LLC Trust, Series 2007-AA1, Class 1A2
1.38%	02/25/47	[2]	96,190	96,286
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.61%	05/27/37	[2,3]	428,109	428,748
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.26%	11/27/37	[2,3]	1,070,534	1,071,873
Bear Stearns ALT-A Trust, Series 2005-1, Class A1
1.78%	01/25/35	[2]	384,083	381,261
Bear Stearns ARM Trust, Series 2005-2, Class A1
3.26%	03/25/35	[2]	198,118	200,421

See accompanying notes to Schedule of Portfolio Investments.

56 / N-Q Report June 2017

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Funding Trust, Series 2007-A1, Class 8A1
3.24%	02/25/37	[2]	$190,962	$194,573
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT3, Class M2
1.89%	05/25/35[2]		352,113	356,342
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[2]	243,958	257,283
Conseco Finance, Series 2002-C, Class BF1
8.00%	06/15/32	[2]	930,995	964,935
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[2,3]	626,193	672,184
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[2]	428,720	463,445
Conseco Financial Corp., Series 1997-3, Class A7
7.64%	03/15/28	[2]	52,454	53,709
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[2]	336,062	358,900
Conseco Financial Corp., Series 1998-4, Class A6
6.53%	04/01/30	[2]	439,055	469,995
Conseco Financial Corp., Series 1998-4, Class A7
6.87%	04/01/30	[2]	217,407	234,403
Conseco Financial Corp., Series 1999-5, Class A5
7.86%	03/01/30	[2]	89,916	71,884
Credit Suisse Mortgage Trust, Series 2014-4R, Class 16A1
1.22%	02/27/36	[2,3]	377,006	372,483
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.29%	02/25/37		1,288,776	943,303
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.29%	02/25/37		425,563	311,445
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.91%	03/25/37		1,182,772	673,875
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.81%	04/19/36	[2]	559,942	532,969

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust,
Series 2006-AR8, Class 1A2A
1.40%	01/25/47	[2]	$86,201	$86,359
GSAMP Trust, Series 2005-HE5, Class M1
1.64%	11/25/35	[2]	371,983	372,294
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.04%	05/25/37	[2]	739,591	661,808
HSBC Home Equity Loan Trust, Series 2007-3, Class A4
2.71%	11/20/36	[2]	177,263	178,123
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
2.41%	11/20/36	[2]	79,468	79,777
HSI Asset Loan Obligation Trust, Series 2007-2, Class 2A12
6.00%	09/25/37		437,776	402,111
Impac CMB Trust, Series 2004-4, Class 1A2
1.84%	09/25/34	[2]	536,205	512,559
IndyMac Index Mortgage Loan Trust,
Series 2005-AR25, Class 2A1
3.19%	12/25/35	[2]	538,857	503,386
IndyMac Index Mortgage Loan Trust, Series 2007-FLX2, Class A1C
1.41%	04/25/37	[2]	2,642,440	2,146,149
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		288,980	292,863
IndyMac Manufactured Housing Contract, Series 1997-1, Class A4
6.75%	02/25/28		121,651	123,647
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		105,329	110,295
IndyMac Manufactured Housing Contract, Series 1998-1, Class A5
6.96%	09/25/28	[2]	253,878	272,241
IndyMac Manufactured Housing Contract, Series 1998-2, Class A2
6.17%	08/25/29		10,469	10,461
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	103,642	104,619
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF6 (STEP)
4.45%	03/25/47		1,039,901	763,883
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		405,670	400,259

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 57

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		$213,905	$220,564
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[2]	197,298	203,847
Lehman XS Trust, Series 2006-13, Class 1A2
1.39%	09/25/36	[2]	440,881	413,035
Lehman XS Trust, Series 2006-9, Class A1B
1.38%	05/25/46	[2]	491,526	464,863
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
1.50%	05/25/37	[2]	1,810,500	1,308,315
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D (IO)
1.55%	04/25/37	[2,4]	1,696,107	202,386
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
1.33%	12/25/37	[2]	761,235	525,802
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
1.44%	01/25/38	[2]	2,531,247	1,701,620
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
1.32%	03/25/37	[2]	918,656	550,759
Merrill Lynch Mortgage Investors, Inc., Series 2004-HE2, Class A2C
2.38%	08/25/35	[2]	709,726	708,456
Mid-State Trust XI, Series 2011, Class B
8.22%	07/15/38		11,325	12,160
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		769,347	877,623
Mid-State Trust, Series 2004-1, Class M1
6.50%	08/15/37		532,086	566,975
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		218,895	235,721
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.87%	09/25/34	[2]	505,790	509,546
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[2]	2,646,519	1,353,487
Oakwood Mortgage Investors, Inc., Series 1998-A, Class M
6.83%	05/15/28	[2]	346,471	354,998
Oakwood Mortgage Investors, Inc., Series 1998-D, Class A
6.40%	01/15/29		102,879	103,729

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Oakwood Mortgage Investors, Inc., Series 1999-A, Class A2
5.89%	04/15/29		$19,435	$19,722
Oakwood Mortgage Investors, Inc., Series 1999-B, Class A4
6.99%	12/15/26		501,157	526,863
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3
5.90%	09/15/22	[2]	1,004,205	811,836
Oakwood Mortgage Investors, Inc., Series 2002-A, Class A3
6.03%	05/15/24	[2]	463,941	485,823
Park Place Securities, Inc., Series 2005-WCH1, Class M2
2.00%	01/25/36	[2]	59,707	59,860
Residential Accredit Loans Trust, Series 2005-QA3, Class NB1
3.69%	03/25/35	[2]	830,460	587,931
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
1.46%	12/25/36	[2,3]	1,713,274	1,070,957
Specialty Underwriting & Residential Finance, Series 2006-AB3, Class A2B
1.37%	09/25/37	[2]	643,081	391,976
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.37%	09/25/34	[2]	608,747	602,394
Structured Asset Investment Loan Trust, Series 2005-4, Class M2
1.88%	05/25/35	[2]	383,099	384,057
Terwin Mortgage Trust, Series 2004-7HE, Class A1
1.77%	07/25/34	[2,3]	98,925	96,784
WaMu Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A
1.51%	07/25/45	[2]	119,551	116,780
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
1.54%	03/25/37	[2]	1,500,000	1,158,523

				34,815,746

U.S. Agency Mortgage-Backed — 7.91%
Fannie Mae Pool 466411
3.31%	11/01/20		340,000	353,630
Fannie Mae Pool 468043
4.31%	06/01/21		259,278	278,733
Fannie Mae Pool 468542
4.50%	08/01/21		325,000	355,291
Fannie Mae Pool AL2293
4.38%	06/01/21		639,081	687,806

See accompanying notes to Schedule of Portfolio Investments.

58 / N-Q Report June 2017

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool FN0003
4.28%	01/01/21		$360,981	$386,852
Fannie Mae REMICS, Series 1993-80, Class S
9.39%	05/25/23	[2]	2,724	3,033
Fannie Mae REMICS, Series 2000-45, Class SA (IO)
6.74%	12/18/30[2]		450,291	65,302
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31	[2]	712	875
Fannie Mae REMICS, Series 2003-124, Class TS
9.80%	01/25/34[2]		8,419	11,129
Fannie Mae REMICS, Series 2003-64, Class KS
8.06%	07/25/18	[2]	30,185	30,919
Fannie Mae REMICS, Series 2005-92, Class US (IO)
4.88%	10/25/25[2]		1,796,521	197,304
Fannie Mae REMICS, Series 2006-125, Class SM (IO)
5.98%	01/25/37	[2]	1,528,807	313,973
Fannie Mae REMICS, Series 2008-50, Class SA (IO)
4.83%	11/25/36[2]		1,794,817	301,470
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
5.20%	05/25/40	[2]	1,578,452	270,899
Fannie Mae-Aces, Series 2011-M5, Class X
1.27%	07/25/21[2]		5,381,938	210,729
Fannie Mae-Aces, Series 2012-M2, Class X
0.82%	02/25/22	[2]	3,827,945	101,406
Fannie Mae-Aces, Series 2013-M12, Class X1 (IO)
0.19%	10/25/17	[2]	22,296,289	612
Fannie Mae-Aces, Series 2013-M13, Class FA
1.57%	05/25/18	[2]	793,034	793,853
Fannie Mae-Aces, Series 2016-M13, Class FA
1.72%	11/25/23	[2]	703,131	704,055
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.62%	02/25/18	[2]	10,662,104	57,451
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X1
1.45%	11/25/19	[2]	6,500,933	158,070

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class X1
0.82%	10/25/20	[2]	$11,241,848	$213,584
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ13, Class A1
2.06%	09/25/21		571,506	573,140
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.24%	01/25/19	[2]	5,383,691	135,903
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.78%	09/25/25	[2]	6,000,000	270,415
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		307,384	312,846
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.20%	01/25/20	[2]	3,455,673	81,008
Freddie Mac REMICS, Series 1602, Class SN
10.09%	10/15/23	[2]	14,590	16,862
Freddie Mac REMICS, Series 1673, Class SD
14.50%	02/15/24	[2]	137,211	162,708
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		5,415	256
Freddie Mac REMICS, Series 2990, Class ND
13.95%	12/15/34	[2]	84,563	95,189
Freddie Mac REMICS, Series 3242, Class SA (IO)
5.19%	11/15/36	[2]	4,953,629	801,869
Freddie Mac REMICS, Series 3247, Class SI (IO)
0.15%	08/15/36	[2]	20,360,757	136,551
Freddie Mac REMICS, Series 3260, Class AS (IO)
5.22%	01/15/37	[2]	3,405,157	518,548
Freddie Mac REMICS, Series 3289, Class SD (IO)
4.96%	03/15/37	[2]	1,254,237	131,605
Ginnie Mae, Series 2001-31, Class SJ
23.76%	02/20/31	[2]	22,576	36,507
Ginnie Mae, Series 2004-8, Class SE
11.87%	11/26/23	[2]	81,126	92,836

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 59

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2009-114, Class (IO)
0.00%	10/16/49	[2]	$7,811,226	$54,256
Ginnie Mae, Series 2011-77, Class (IO)
0.61%	04/16/42	[2]	1,965,497	88,595
Ginnie Mae, Series 2014-125, Class (IO)
0.97%	11/16/54	[2]	2,540,048	173,977

				9,180,047

Total Mortgage-Backed
(Cost $53,482,715)				53,696,854

MUNICIPAL BONDS — 0.94%*
California — 0.61%
California Health Facilities Financing Authority, Saint Joseph Health, Series A
3.00%	10/01/41		450,000	401,193
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47		300,000	301,566

				702,759

New York — 0.33%
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.81%	08/01/30		350,000	387,310

Total Municipal Bonds
(Cost $1,046,282)				1,090,069

Total Bonds – 85.37%
(Cost $98,381,172)				99,065,683

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 13.97%
Foreign Government Obligations — 5.83%
Japan Treasury Discount Bill, Series 684 (Japan)
0.00%[6]	08/21/17	[5]	$120,000,000	$1,068,105
Japan Treasury Discount Bill, Series 691 (Japan)
0.00%[6]	09/25/17	[5]	640,000,000	5,697,168

				6,765,273

Money Market Funds — 0.05%
Dreyfus Government Cash Management Fund
0.91%[7]			61,000	61,000

U.S. Agency Discount Notes — 0.17%
Federal Home Loan Bank
0.57%[6]	07/10/17		200,000	199,961

U.S. Treasury Bills — 7.92%
U.S. Treasury Bills
0.67%[6]	07/27/17		1,800,000	1,799,022
0.78%[6]	08/03/17		500,000	499,635
0.79%[6]	09/07/17	[8]	90,000	89,844
0.81%[6]	08/10/17		6,600,000	6,593,961
0.91%[6]	10/05/17		200,000	199,473

				9,181,935

Total Short-Term Investments
(Cost $16,273,293)				16,208,169

Total Investments – 99.34%
(Cost $114,654,465)[1]				115,273,852

Cash and Other Assets, Less
Liabilities – 0.66%				764,242

Net Assets – 100.00%				$116,038,094

Currency Purchased	Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 08/21/17 at 112.11 Counterparty: Goldman Sachs & Co.
USD $1,082,287	JPY 120,000,000	$11,944
Forward currency contract to sell Japanese Yen on 09/25/17 at 111.93 Counterparty: Goldman Sachs & Co.
USD $5,780,686	JPY 640,000,000	62,953

Net unrealized appreciation		$74,897

See accompanying notes to Schedule of Portfolio Investments.

60 / N-Q Report June 2017

Strategic Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
39	U.S. Treasury Ten Year Note Expiration September 2017	$12,105
1	U.S. Treasury Ultra Bond Expiration September 2017	(3,408)

	Net unrealized appreciation	$8,697

Notes:

[1]	Cost for federal income tax purposes is $114,654,968 and net unrealized appreciation/ (depreciation) consists of:

Gross unrealized appreciation	$4,526,744
Gross unrealized (depreciation)	(3,907,860)

Net unrealized appreciation	$618,884

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2017.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $1,716,712, which is 1.48% of total net assets.

[5]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[6]	Represents annualized yield at date of purchase.
[7]	Represents the current yield as of June 30, 2017.

[8]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $65,885.

†	Fair valued security. The aggregate value of fair valued securities is $794,757, which is 0.68% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(CLO): Collateralized Loan Obligation

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 61

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 99.80%
ASSET-BACKED SECURITIES — 5.61%**
A Voce CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
2.32%	07/15/26	[2,3,4]	$25,475,000	$25,522,358
Academic Loan Funding Trust, Series 2012-1A, Class A2
2.32%	12/27/44	[3,4]	13,850,000	13,816,565
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
2.18%	07/20/26	[2,3,4]	18,000,000	18,003,942
American Money Management Corp., Series 2013-13A, Class A1L (Cayman Islands)
2.60%	01/26/26	[2,3,4]	500,000	500,070
ARES XXVI CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
2.26%	04/15/25	[2,3,4]	500,000	500,155
Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)
1.29%	11/14/33	[2,3,4]	176,004	165,664
Babson CLO Ltd., Series 2013-IA, Class A (Cayman Islands)
2.26%	04/20/25	[2,3,4]	1,000,000	1,001,740
Babson CLO Ltd., Series 2015-IA, Class A (Cayman Islands)
2.59%	04/20/27	[2,3,4]	74,000,000	74,206,978
Babson CLO, Inc., Series 2004-3A, Class AR (Cayman Islands)
2.48%	01/15/26	[2,3,4]	21,760,000	21,806,762
Ballyrock CLO LLC, Series 2014-1A, Class A1R (Cayman Islands)
2.31%	10/20/26	[2,3,4]	51,090,000	51,090,439
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.59%	01/25/35	[3,4]	2,491,132	2,406,848
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
1.52%	04/25/35	[3,4]	5,011,274	4,756,018
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
1.45%	12/25/36	[3,4]	165,593	157,080
Bayview Commercial Asset Trust, Series 2007-1, Class A1
1.44%	03/25/37	[3,4]	5,714,176	5,234,855
Bayview Commercial Asset Trust, Series 2007-3, Class A1
1.26%	07/25/37	[3,4]	1,446,656	1,330,924
Betony CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
2.51%	04/15/27	[2,3,4]	30,000,000	30,082,410
Brazos Higher Education Authority, Inc., Series 2005-1, Class 1A4
1.45%	03/26/29	[3]	8,441,667	8,405,818

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2010-1, Class A2
2.39%	02/25/35	[3]	$13,390,000	$13,599,452
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3
2.24%	11/25/33	[3]	16,050,000	16,030,756
Brazos Higher Education Authority, Inc., Series 2011-2, Class A2
2.01%	07/25/29	[3]	1,903,228	1,912,814
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3
2.16%	10/27/36	[3]	24,361,000	24,425,875
Brazos Higher Education Authority, Inc., Series 2012-1, Class A1
1.92%	12/26/35	[3]	66,693	65,989
Chase Issuance Trust, Series 2012-A10, Class A10
1.42%	12/16/19	[3]	64,515,000	64,587,386
CIFC Funding Ltd., Series 2012-2A, Class A1R (Cayman Islands)
2.57%	12/05/24	[2,3,4]	390,518	391,350
CIT Education Loan Trust, Series 2007-1, Class A
1.39%	03/25/42	[3,4]	25,823,121	24,253,269
CIT Education Loan Trust, Series 2007-1, Class B
1.60%	06/25/42	[3,4]	18,074,144	16,196,065
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2
2.37%	01/23/20	[3]	13,595,000	13,686,092
Clear Creek CLO Ltd., Series 2015-1A, Class A (Cayman Islands)
2.61%	04/20/27	[2,3,4]	26,550,000	26,574,638
College Loan Corp. Trust, Series 2005-2, Class B
1.65%	01/15/37	[3]	3,902,466	3,573,378
Dryden 33 Senior Loan Fund (Cayman Islands)
2.59%	10/15/28	[2,3,4]	4,000,000	4,027,420
Dryden 37 Senior Loan Fund, Series 2015-37A, Class A (Cayman Islands)
2.66%	04/15/27	[2,3,4]	43,440,000	43,525,620
Dryden XXV Senior Loan Fund (Cayman Islands)
2.36%	01/15/25	[2,3,4]	16,715,891	16,745,093
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class AR (Cayman Islands)
2.24%	04/18/26	[2,3,4]	34,495,000	34,495,248
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
2.36%	07/15/26	[2,3,4]	28,570,000	28,571,873

See accompanying notes to Schedule of Portfolio Investments.

62 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Education Loan Asset-Backed Trust, Series 2013-1, Class A1
2.02%	06/25/26	[3,4]	$7,999,491	$8,015,298
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
2.02%	04/26/32	[3,4]	12,740,000	12,438,453
Educational Funding of the South, Inc., Series 2011-1, Class A2
1.81%	04/25/35	[3]	34,969	34,836
Educational Funding of the South, Inc., Series 2012-1, Class A
2.27%	03/25/36	[3]	20,257,153	20,383,131
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
2.57%	03/25/36	[3,4]	16,085,000	16,364,845
GCO Education Loan Funding Trust, Series 2006-1, Class A11L
1.42%	05/25/36	[3]	25,000,000	22,837,083
GE Business Loan Trust, Series 2005-1A, Class A3
1.41%	06/15/33	[3,4]	3,628,909	3,476,734
GE Business Loan Trust, Series 2005-2A, Class A
1.40%	11/15/33	[3,4]	7,325,179	7,037,761
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,4]	63,073,542	61,888,063
Goal Capital Funding Trust, Series 2005-2, Class A3
1.36%	05/28/30	[3]	12,394,692	12,391,848
Goal Capital Funding Trust, Series 2005-2, Class B
1.72%	11/25/44	[3]	11,480,480	10,504,877
Goal Capital Funding Trust, Series 2006-1, Class B
1.64%	08/25/42	[3]	3,246,490	3,002,806
Goal Structured Solutions Trust, Series 2015-1, Class A
1.87%	09/25/41	[3,4]	114,840,248	111,646,874
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A (Cayman Islands)
2.31%	04/25/25	[2,3,4]	6,560,000	6,561,601
Honda Auto Receivables Owner Trust, Series 2015-4, Class A2
0.82%	07/23/18		19,520,464	19,509,637
J.G. Wentworth XXX LLC, Series 2013-3A, Class A
4.08%	01/17/73	[4]	904,091	913,806
J.G. Wentworth XXXII LLC, Series 2014-2A, Class A
3.61%	01/17/73	[4]	53,327,745	50,956,543
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
2.36%	10/20/26	[2,3,4]	77,975,000	78,021,216

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Magnetite XI CLO Ltd., Series 2014-11A, Class A1R (Cayman Islands)
2.28%	01/18/27	[2,3,4]	$56,045,000	$56,067,995
Magnetite XI CLO Ltd., Series 2014-9A, Class A1R (Cayman Islands)
2.16%	07/25/26	[2,3,4]	1,497,000	1,497,016
Magnetite XII CLO Ltd., Series 2015-12A, Class AR (Cayman Islands)
2.49%	04/15/27	[2,3,4]	21,930,000	22,052,172
Navient Student Loan Trust, Series 2014-1, Class A2
1.53%	03/27/23	[3]	1,381,672	1,382,424
Navient Student Loan Trust, Series 2014-1, Class A3
1.73%	06/25/31	[3]	1,175,000	1,168,129
Navient Student Loan Trust, Series 2014-2, Class A
1.86%	03/25/83	[3]	85,153,813	84,036,025
Navient Student Loan Trust, Series 2014-3, Class A
1.84%	03/25/83	[3]	88,540,423	87,428,665
Navient Student Loan Trust, Series 2014-4, Class A
1.84%	03/25/83	[3]	137,011,912	135,276,094
Navient Student Loan Trust, Series 2014-5, Class A
1.84%	03/25/83	[3]	112,044,038	110,641,090
Navient Student Loan Trust, Series 2014-6, Class A
1.83%	03/25/83	[3]	112,045,108	110,508,308
Navient Student Loan Trust, Series 2014-7, Class A
1.83%	03/25/83	[3]	115,635,102	114,038,118
Navient Student Loan Trust, Series 2015-1, Class A2
1.82%	04/25/40	[3]	199,400,000	198,847,841
Navient Student Loan Trust, Series 2015-2, Class A1
1.50%	11/25/24	[3]	4,655,633	4,656,789
Navient Student Loan Trust, Series 2015-2, Class A3
1.79%	11/26/40	[3]	98,255,000	98,027,549
Navient Student Loan Trust, Series 2016-1A, Class A
1.92%	02/25/70	[3,4]	41,781,213	41,382,309
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.82%	02/25/36	[3,4]	10,125,000	9,724,754
Nelnet Student Loan Trust, Series 2006-1, Class A6
1.64%	08/23/36	[3,4]	12,500,000	12,036,494
Nelnet Student Loan Trust, Series 2007-2A, Class A3L
1.65%	03/25/26	[3,4]	49,648,174	49,064,495

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 63

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Series 2008-3, Class A4
2.84%	11/25/24	[3]	$2,237,198	$2,261,590
Nelnet Student Loan Trust, Series 2014-3A, Class A
1.80%	06/25/41	[3,4]	33,307,090	33,194,182
Nelnet Student Loan Trust, Series 2014-5A, Class A
1.77%	07/25/46	[3,4]	101,528,023	100,992,026
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.81%	04/25/46	[3,4]	184,318,199	184,391,355
Nelnet Student Loan Trust, Series 2015-2A, Class A2
1.82%	09/25/47	[3,4]	234,763,083	233,101,876
Nelnet Student Loan Trust, Series 2015-3A, Class A2
1.82%	02/27/51	[3,4]	8,574,644	8,563,259
Nelnet Student Loan Trust, Series 2015-3A,
Class A3
2.12%	06/25/54	[3,4]	13,095,000	12,900,928
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		7,392,435	7,388,352
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A2A
1.05%	04/15/19		57,795,365	57,731,784
North Carolina State Education Authority, Series 2011-1, Class A3
2.06%	10/25/41	[3]	24,545,000	24,514,788
North Carolina State Education Authority, Series 2011-2, Class A2
1.96%	07/25/25	[3]	6,181	6,197
Northstar Education Finance, Inc., Series 2007-1, Class A1
1.27%	04/28/30	[3]	10,000	9,855
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.92%	01/29/46	[3]	42,780,000	41,386,042
Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A3
2.25%	10/01/37	[3]	16,955,000	16,986,516
Panthera Aviation, Series 2013-1
10.00%	01/25/22	3,4,5,†	13,004,312	6,241,958
Panthera Aviation, Series 2013-2[6]
10.00%	03/20/24	3,4,5,7,†	15,944,679	7,174,969
PHEAA Student Loan Trust, Series 2015-1A, Class A
1.82%	10/25/41	[3,4]	208,308,566	205,619,531
Scholar Funding Trust, Series 2012-B, Class A2
2.32%	03/28/46	[3,4]	38,764,714	38,796,352

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust I, Series 2002-2, Class B2
2.58%	07/01/42	[3,4]	$23,450,000	$19,683,203
SLC Student Loan Trust, Series 2006-1, Class A6
1.41%	03/15/55	[3]	9,495,000	8,736,106
SLC Student Loan Trust, Series 2006-1, Class B
1.46%	03/15/55	[3]	120,793	109,674
SLC Student Loan Trust, Series 2006-2, Class A6
1.41%	09/15/39	[3]	16,000,000	14,990,306
SLC Student Loan Trust, Series 2008-1, Class A4A
2.85%	12/15/32	[3]	21,765,757	22,618,589
SLM Student Loan Trust I, Series 2003-10A, Class A3
1.72%	12/15/27	[3,4]	160,049,246	159,986,987
SLM Student Loan Trust, Series 2003-11, Class A5
1.30%	12/15/22	[3,4]	8,216,137	8,205,601
SLM Student Loan Trust, Series 2003-4, Class A5E
2.00%	03/15/33	[3,4]	7,377,514	7,270,733
SLM Student Loan Trust, Series 2004-1, Class A4
1.42%	10/27/25	[3]	2,810,000	2,797,782
SLM Student Loan Trust, Series 2004-5A, Class A5
1.76%	10/25/23	[3,4]	3,233,652	3,234,618
SLM Student Loan Trust, Series 2004-8, Class B
1.62%	01/25/40	[3]	1,495,258	1,391,829
SLM Student Loan Trust, Series 2004-8A, Class A5
1.66%	04/25/24	[3,4]	59,829,733	60,034,698
SLM Student Loan Trust, Series 2005-5, Class A5
1.91%	10/25/40	[3]	60,000	58,554
SLM Student Loan Trust, Series 2006-2, Class A6
1.33%	01/25/41	[3]	42,655,000	40,983,521
SLM Student Loan Trust, Series 2006-5, Class A5
1.27%	01/25/27	[3]	83,781,079	83,602,445
SLM Student Loan Trust, Series 2006-7, Class A5
1.26%	01/27/25	[3]	15,846,224	15,843,412
SLM Student Loan Trust, Series 2006-8, Class A6
1.32%	01/25/41	[3]	32,855,000	30,671,542
SLM Student Loan Trust, Series 2006-9, Class A5
1.26%	01/26/26	[3]	3,201,389	3,195,506

See accompanying notes to Schedule of Portfolio Investments.

64 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2007-1, Class A5
1.25%	01/26/26	[3]	$17,946,765	$17,888,653
SLM Student Loan Trust, Series 2007-1, Class B
1.38%	01/27/42	[3]	5,969,569	5,437,968
SLM Student Loan Trust, Series 2007-3, Class A4
1.22%	01/25/22	[3]	3,160,000	3,031,150
SLM Student Loan Trust, Series 2007-6, Class A4
1.54%	10/25/24	[3]	35,032,258	34,855,597
SLM Student Loan Trust, Series 2007-6, Class B
2.01%	04/27/43	[3]	5,565,013	5,276,769
SLM Student Loan Trust, Series 2008-2, Class B
2.36%	01/25/83	[3]	38,874,000	35,539,262
SLM Student Loan Trust, Series 2008-3, Class A3
2.16%	10/25/21	[3]	29,117	29,314
SLM Student Loan Trust, Series 2008-3, Class B
2.36%	04/26/83	[3]	1,750,000	1,632,280
SLM Student Loan Trust, Series 2008-4, Class A4
2.81%	07/25/22	[3]	3,622,616	3,714,939
SLM Student Loan Trust, Series 2008-4, Class B
3.01%	04/25/29	[3]	4,384,000	4,264,619
SLM Student Loan Trust, Series 2008-5, Class A4
2.86%	07/25/23	[3]	25,682,504	26,404,105
SLM Student Loan Trust, Series 2008-5, Class B
3.01%	07/25/73	[3]	32,444,000	32,033,600
SLM Student Loan Trust, Series 2008-6, Class B
3.01%	07/26/83	[3]	31,644,000	31,147,629
SLM Student Loan Trust, Series 2008-7, Class B
3.01%	07/26/83	[3]	17,346,000	17,040,263
SLM Student Loan Trust, Series 2008-8, Class A4
2.66%	04/25/23	[3]	6,445,000	6,602,887
SLM Student Loan Trust, Series 2008-8, Class B
3.41%	10/25/75	[3]	545,000	547,465
SLM Student Loan Trust, Series 2008-9, Class A
2.66%	04/25/23	[3]	176,538,897	180,462,563
SLM Student Loan Trust, Series 2008-9, Class B
3.41%	10/25/83	[3]	31,675,000	32,172,746

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2009-3, Class A
1.97%	01/25/45	[3,4]	$237,432,317	$235,857,607
SLM Student Loan Trust, Series 2012-2, Class A
1.92%	01/25/29	[3]	18,243,717	18,298,010
SLM Student Loan Trust, Series 2012-3, Class A
1.87%	12/27/38	[3]	40,586,914	40,797,369
SLM Student Loan Trust, Series 2012-7, Class A2
1.50%	09/25/19	[3]	1,441,780	1,440,919
SLM Student Loan Trust, Series 2013-3, Class A2
1.52%	05/26/20	[3]	2,431,241	2,432,034
SLM Student Loan Trust, Series 2013-6, Class A3
1.87%	06/25/55	[3]	30,335,000	30,523,210
SLM Student Loan Trust, Series 2014-2, Class A2
1.57%	10/25/21	[3]	9,653,041	9,660,167
South Carolina Student Loan Corp., Floating Rate Notes, Series 2006-1, Class A2
1.32%	12/01/22	[3]	3,401,056	3,394,894
Vermont Student Assistance Corp., Series 2012-1, Class A
1.74%	07/28/34	[3]	5,780,853	5,780,102
Voya CLO Ltd., Series 2013-3A, Class A1R (Cayman Islands)
2.21%	01/18/26	[2,3,4]	4,425,000	4,426,736
Voya CLO Ltd., Series 2014-4A, Class A1R (Cayman Islands)
0.00%	10/14/26	[2,3,4]	11,325,000	11,327,831
Voya CLO Ltd., Series 2015-1A, Class A1 (Cayman Islands)
2.64%	04/18/27	[2,3,4]	15,610,000	15,706,345
Wachovia Student Loan Trust, Series 2006-1, Class A6
1.33%	04/25/40	[3,4]	20,000	18,420

Total Asset-Backed Securities
(Cost $4,472,551,268)				4,457,894,742

BANK LOANS — 0.35%*
Communications — 0.04%
Level 3 Financing, Inc., Term Loan B, 1st Lien
3.47% (LIBOR plus 2.25%)	02/22/24	[3]	34,270,000	34,387,889

Consumer Discretionary — 0.08%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
3.50% (LIBOR plus 2.25%)	02/16/24	[3]	37,256,430	37,198,310

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 65

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
4.23% (LIBOR plus 3.00%)	02/06/23	[3]	$26,996,340	$27,060,861

				64,259,171

Electric — 0.02%
Homer City Generation LP, Term Loan B, 1st Lien
12.23% (LIBOR plus 11.00%)	04/05/23	[3,5]	8,185,757	7,520,665
Vistra Operations Co. LLC, Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	08/04/23	[3]	6,780,454	6,729,635
Vistra Operations Co. LLC, Term Loan C, 1st Lien
3.79% (LIBOR plus 2.75%)	08/04/23	[3]	1,554,190	1,542,542

				15,792,842

Energy — 0.00%
Drillships Financing Holding, Term Loan B1, 1st Lien[6]
8.00% (PRIME plus 4.00%)	03/31/21	[3,7]	2,420,487	1,570,291

Finance — 0.03%
Delos Finance SARL, Term Loan B, 1st Lien
3.55% (LIBOR plus 2.25%)	10/06/23	[3]	24,358,581	24,478,547

Industrials — 0.05%
Tyco International Holdings SARL, Term Loan, 1st Lien
2.96% (LIBOR plus 1.75%)	09/10/19	[3,5]	35,712,600	35,679,209

Information Technology — 0.06%
First Data Corp., Term Loan, 1st Lien
3.47% (LIBOR plus 2.25%)	07/08/22	[3]	4,850,000	4,847,357
3.72% (LIBOR plus 2.50%)	04/26/24	[3]	40,105,000	40,147,912

				44,995,269

Real Estate Investment Trust (REIT) — 0.06%
MGM Growth Properties Operating Partnership, Term Loan B, 1st Lien
3.48% (LIBOR plus 2.25%)	04/25/23	[3]	25,665,179	25,740,635
Ventas Realty LP, Term Loan A
2.17% (LIBOR plus 0.98%)	08/03/20	[3]	22,000,000	21,890,000

				47,630,635

Services — 0.01%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	2,3,†	10,496,248	10,587,782

Total Bank Loans
(Cost $280,315,287)				279,381,635

Issues	Maturity Date		Principal Amount	Value
CORPORATES — 27.08%*
Automotive — 0.10%
Ford Motor Co.
5.29%	12/08/46		$2,800,000	$2,867,242
General Motors Co.
3.50%	10/02/18		2,792,000	2,841,882
4.88%	10/02/23		30,174,000	32,380,323
5.00%	04/01/35		4,825,000	4,850,765
5.20%	04/01/45		1,975,000	1,944,700
6.60%	04/01/36		15,025,000	17,587,611
Goodyear Tire & Rubber Co. (The)
4.88%	03/15/27		17,286,000	17,588,505

				80,061,028

Banking — 6.05%
Bank of America Corp.
2.00%	01/11/18		143,621,000	143,858,980
3.71%	04/24/28	[3]	201,240,000	202,518,981
4.10%	07/24/23		3,233,000	3,427,113
5.75%	12/01/17		59,150,000	60,157,029
6.00%	09/01/17		53,791,000	54,164,041
6.50%	07/15/18		18,440,000	19,287,558
6.88%	11/15/18		58,505,000	62,220,945
7.63%	06/01/19		81,850,000	90,199,641
Bank of America Corp. (GMTN)
3.50%	04/19/26		10,674,000	10,744,080
6.40%	08/28/17		41,169,000	41,474,665
Bank of America Corp. (MTN)
1.70%	08/25/17		2,500,000	2,500,613
1.85%	12/01/26	[3]	14,400,000	13,234,925
3.82%	01/20/28	[3]	17,550,000	17,876,044
3.88%	08/01/25		81,405,000	84,301,716
4.00%	04/01/24		27,435,000	28,773,718
4.13%	01/22/24		86,667,000	91,534,652
5.00%	01/21/44		3,270,000	3,744,602
5.65%	05/01/18		210,273,000	216,927,604
6.88%	04/25/18		346,126,000	360,265,593
Bank of America Corp., Series L
2.60%	01/15/19		31,092,000	31,396,484
Bank of New York Mellon Corp. (MTN) (The)
1.35%	03/06/18		750,000	749,725
2.60%	02/07/22		81,530,000	82,093,731
Bank One Corp.
8.00%	04/29/27		2,500,000	3,312,623
Bank One Corp. (STEP)
8.53%	03/01/19		1,810,000	1,999,722
Capital One Bank USA N.A. (BKNT)
2.15%	11/21/18		11,602,000	11,631,113
Capital One Financial Corp.
2.45%	04/24/19		300,000	301,869
3.20%	02/05/25		700,000	685,114

See accompanying notes to Schedule of Portfolio Investments.

66 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Credit Suisse/New York (GMTN) (Switzerland)
1.86%	01/29/18	[2,3]	$15,200,000	$15,246,330
Discover Bank
2.00%	02/21/18		63,791,000	63,883,108
2.60%	11/13/18		98,730,000	99,591,770
3.45%	07/27/26		2,465,000	2,394,407
4.20%	08/08/23		10,900,000	11,479,542
7.00%	04/15/20		9,000,000	10,026,625
Discover Bank (BKNT)
3.10%	06/04/20		6,023,000	6,147,026
3.20%	08/09/21		6,970,000	7,115,722
8.70%	11/18/19		3,676,000	4,174,557
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18	[2,4]	115,294,000	119,770,001
JPMorgan Chase & Co.
1.80%	01/25/18		8,600,000	8,608,698
2.11%	01/23/20	[3]	15,000,000	15,256,980
2.55%	10/29/20		52,420,000	52,887,796
2.70%	05/18/23		26,300,000	26,042,812
2.75%	06/23/20		33,300,000	33,870,429
2.95%	10/01/26		4,570,000	4,419,706
3.20%	01/25/23		9,750,000	9,938,082
3.22%	03/01/25	[3]	114,530,000	114,791,014
3.54%	05/01/28	[3]	104,390,000	104,733,182
3.63%	05/13/24		4,750,000	4,903,411
3.78%	02/01/28	[3]	3,770,000	3,857,681
3.90%	07/15/25		61,269,000	63,811,633
4.25%	10/15/20		10,525,000	11,158,879
4.95%	03/25/20		20,000,000	21,457,820
6.00%	01/15/18		367,481,000	375,766,962
6.30%	04/23/19		170,000	183,103
JPMorgan Chase & Co., Series H (MTN)
1.70%	03/01/18		16,735,000	16,742,129
JPMorgan Chase Bank N.A. (BKNT)
2.25%	07/05/17		1,678,000	1,678,000
6.00%	10/01/17		294,453,000	297,481,744
Lloyds Banking Group PLC (United Kingdom)
4.58%	12/10/25	[2]	2,100,000	2,179,515
Macquarie Bank Ltd. (Australia)
1.60%	10/27/17	[2,4]	20,000,000	20,002,600
1.80%	10/27/17	[2,3,4]	88,410,000	88,562,772
PNC Bank N.A.
1.80%	11/05/18		26,460,000	26,501,516
Royal Bank of Scotland PLC (United Kingdom)
6.00%	12/19/23	[2]	5,200,000	5,735,350
Santander UK Group Holdings PLC (United Kingdom)
2.88%	10/16/20	[2]	79,390,000	80,473,872

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
2.88%	08/05/21	[2]	$20,955,000	$20,980,094
Santander UK PLC (United Kingdom)
2.50%	03/14/19	[2]	29,781,000	30,043,654
3.05%	08/23/18	[2]	7,225,000	7,316,743
UBS AG/Stamford CT (BKNT) (Switzerland)
1.80%	03/26/18	[2]	62,275,000	62,377,069
UBS AG/Stamford CT (GMTN) (Switzerland)
2.00%	03/26/18	[2,3]	80,250,000	80,578,142
Wachovia Corp. (MTN)
5.75%	02/01/18		177,344,000	181,558,953
Wells Fargo & Co.
2.10%	07/26/21		4,610,000	4,549,445
2.15%	01/15/19		15,135,000	15,210,596
3.00%	04/22/26		95,105,000	92,748,679
3.00%	10/23/26		72,006,000	70,200,882
5.63%	12/11/17		139,981,000	142,432,536
Wells Fargo & Co. (GMTN)
1.50%	01/16/18		103,929,000	103,903,745
2.60%	07/22/20		20,646,000	20,915,450
4.90%	11/17/45		690,000	754,149
Wells Fargo & Co. (MTN)
1.40%	09/08/17		15,000,000	15,002,640
2.55%	12/07/20		14,221,000	14,400,390
3.30%	09/09/24		5,895,000	5,984,462
3.55%	09/29/25		29,463,000	30,051,469
3.58%	05/22/28	[3]	139,350,000	141,163,501
Wells Fargo Bank N.A.
1.75%	05/24/19		60,000,000	59,928,180
Wells Fargo Bank N.A. (BKNT) (MTN)
1.65%	01/22/18		110,930,000	111,028,894
Wells Fargo Bank N.A. (MTN)
2.15%	12/06/19		222,065,000	223,152,086

				4,804,539,414

Communications — 2.35%
21st Century Fox America, Inc.
4.75%	09/15/44		5,800,000	6,171,580
4.95%	10/15/45		8,155,000	8,895,980
5.40%	10/01/43		6,105,000	7,042,282
6.15%	03/01/37		6,730,000	8,450,444
Altice Financing SA (Luxembourg)
7.50%	05/15/26	[2,4]	1,230,000	1,368,375
Altice U.S. Finance I Corp.
5.38%	07/15/23	[4]	34,454,000	35,939,829
5.50%	05/15/26	[4]	56,375,000	59,405,156
AT&T, Inc.
3.00%	06/30/22		5,000,000	5,008,417
3.40%	05/15/25		115,030,000	113,255,835
3.60%	02/17/23		18,835,000	19,303,332

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 67

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
3.95%	01/15/25		$10,000,000	$10,207,850
4.13%	02/17/26		102,996,000	105,784,720
4.25%	03/01/27		13,745,000	14,236,767
4.35%	06/15/45		31,078,000	28,960,699
4.45%	04/01/24		12,195,000	12,855,737
4.50%	05/15/35		37,620,000	37,227,605
4.55%	03/09/49		15,335,000	14,491,786
4.60%	02/15/21		2,343,000	2,500,836
4.75%	05/15/46		42,590,000	41,926,107
4.80%	06/15/44		48,130,000	47,677,075
5.00%	03/01/21		2,000,000	2,164,320
5.25%	03/01/37		88,275,000	93,889,890
5.45%	03/01/47		34,230,000	36,966,979
CCO Holdings LLC/CCO Holdings
Capital Corp.
5.13%	05/01/27	[4]	20,211,000	20,690,860
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%	09/15/20	[4]	4,502,000	4,625,805
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%	07/23/25		1,460,000	1,579,953
6.38%	10/23/35		43,738,000	52,102,893
6.48%	10/23/45		84,505,000	102,120,067
Comcast Corp.
2.75%	03/01/23		23,084,000	23,363,402
3.60%	03/01/24		600,000	629,796
4.40%	08/15/35		17,230,000	18,555,676
4.60%	08/15/45		7,800,000	8,521,672
CSC Holdings LLC
5.50%	04/15/27	[4]	9,080,000	9,630,475
6.75%	11/15/21		4,216,000	4,679,760
8.63%	02/15/19		8,975,000	9,858,409
DISH DBS Corp.
5.88%	07/15/22		1,846,000	1,989,065
6.75%	06/01/21		11,275,000	12,543,437
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[2]	22,428,000	18,671,310
7.25%	04/01/19	[2]	3,750,000	3,755,813
9.75%	07/15/25	[2,4]	11,355,000	11,369,194
Level 3 Financing, Inc.
5.63%	02/01/23		4,436,000	4,624,530
Numericable-SFR SA (France)
7.38%	05/01/26	[2,4]	5,130,000	5,585,287
Sirius XM Radio, Inc.
4.25%	05/15/20	[4]	2,639,000	2,670,932
5.75%	08/01/21	[4]	17,341,000	17,947,935
Sky PLC (United Kingdom)
6.10%	02/15/18	[2,4]	1,375,000	1,410,804

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
Softbank Group Corp. (Japan)
4.50%	04/15/20	[2,4]	$1,000,000	$1,039,375
Sprint Communications, Inc.
9.00%	11/15/18	[4]	30,576,000	33,260,573
TEGNA, Inc.
5.50%	09/15/24	[4]	4,601,000	4,756,284
Time Warner Cable LLC
4.50%	09/15/42		5,000,000	4,798,920
5.50%	09/01/41		5,000,000	5,391,560
5.88%	11/15/40		28,125,000	31,635,225
6.55%	05/01/37		6,045,000	7,217,848
6.75%	07/01/18		63,452,000	66,399,916
8.25%	04/01/19		21,567,000	23,791,830
8.75%	02/14/19		16,125,000	17,792,236
Time Warner Entertainment Co. LP
8.38%	03/15/23		1,400,000	1,768,247
Time Warner, Inc.
3.80%	02/15/27		23,740,000	23,935,131
T-Mobile USA, Inc.
4.00%	04/15/22		2,802,000	2,921,085
Verizon Communications, Inc.
3.50%	11/01/24		14,337,000	14,515,024
3.85%	11/01/42		26,778,000	23,299,417
4.13%	03/16/27		97,880,000	101,263,858
4.40%	11/01/34		27,795,000	27,623,644
4.52%	09/15/48		33,272,000	31,606,370
4.60%	04/01/21		1,200,000	1,288,276
4.67%	03/15/55		2,681,000	2,520,639
4.81%	03/15/39	[4]	17,693,000	17,944,577
4.86%	08/21/46		134,320,000	134,860,907
5.01%	04/15/49	[4]	68,722,000	69,679,504
5.05%	03/15/34		8,260,000	8,793,000
5.25%	03/16/37		96,335,000	104,176,765
Viacom, Inc.
3.45%	10/04/26		41,200,000	39,780,166
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[2,4]	4,089,000	4,271,206
5.50%	08/15/26	[2,4]	7,294,000	7,667,817

				1,864,658,076

Consumer Discretionary — 0.66%
Altria Group, Inc.
9.70%	11/10/18		47,493,000	52,330,874
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		183,098,000	188,993,389
3.70%	02/01/24		1,250,000	1,310,408
4.70%	02/01/36		59,735,000	65,624,811

See accompanying notes to Schedule of Portfolio Investments.

68 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Consumer Discretionary (continued)
Anheuser-Busch InBev Worldwide, Inc.
7.75%	01/15/19		$30,149,000	$32,803,978
Anheuser-Busch North American
Holding Corp.
2.20%	08/01/18	[4]	29,840,000	30,029,156
BAT International Finance PLC (EMTN) (United Kingdom)
1.63%	09/09/19	[2]	22,385,000	22,164,311
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,4]	34,559,000	34,567,847
Central Garden & Pet Co.
6.13%	11/15/23		9,957,000	10,728,667
DS Services of America, Inc.
10.00%	09/01/21	[4]	23,360,000	24,820,000
First Quality Finance Co., Inc.
4.63%	05/15/21	[4]	2,633,000	2,679,077
5.00%	07/01/25	[4]	6,212,000	6,351,770
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[4]	4,067,000	4,163,591
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[4]	250,000	261,250
5.25%	06/01/26	[4]	1,962,000	2,069,910
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
4.66%	07/15/21	[3,4]	3,800,000	3,871,250
5.75%	10/15/20		36,814,000	37,642,315
Scotts Miracle-Gro Co.(The)
5.25%	12/15/26		3,463,000	3,636,150
Spectrum Brands, Inc.
5.75%	07/15/25		2,306,000	2,479,181

				526,527,935

Electric — 1.78%
AEP Transmission Co. LLC
3.10%	12/01/26		16,140,000	16,113,789
Alabama Power Capital Trust V
4.40%	10/01/42	[3]	290,000	280,723
American Transmission Systems, Inc.
5.00%	09/01/44	[4]	3,145,000	3,542,947
Appalachian Power Co.
4.45%	06/01/45		30,241,000	32,698,293
Appalachian Power Co., Series X
3.30%	06/01/27		14,500,000	14,714,817
Cleveland Electric Illuminating Co., Series D (The)
7.88%	11/01/17		34,880,000	35,557,823
Dominion Energy, Inc.
1.77%	06/01/19	[3,4]	70,520,000	70,790,938

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Dominion Resources, Inc.
1.88%	12/15/18	[4]	$27,940,000	$27,889,434
Duke Energy Carolinas LLC
2.50%	03/15/23		8,772,000	8,796,728
3.75%	06/01/45		35,725,000	35,474,425
3.88%	03/15/46		3,000,000	3,066,696
4.00%	09/30/42		17,550,000	18,055,580
4.25%	12/15/41		28,843,000	30,882,604
Duke Energy Corp.
1.63%	08/15/17		400,000	400,100
2.65%	09/01/26		5,360,000	5,091,936
Duke Energy Indiana LLC
3.75%	05/15/46		3,225,000	3,187,155
Duke Energy Indiana LLC, Series UUU
4.20%	03/15/42		7,700,000	7,968,715
Duke Energy Indiana LLC, Series WWW
4.90%	07/15/43		7,000,000	8,131,144
Duke Energy Progress LLC
3.70%	10/15/46		30,715,000	30,116,457
4.10%	05/15/42		8,915,000	9,333,809
4.15%	12/01/44		10,900,000	11,448,804
4.20%	08/15/45		24,970,000	26,537,766
Duquesne Light Holdings, Inc.
5.90%	12/01/21	[4]	2,000,000	2,237,736
6.25%	08/15/35		42,000	47,824
Entergy Corp.
4.00%	07/15/22		13,822,000	14,612,473
5.13%	09/15/20		10,210,000	11,010,597
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		25,905,000	26,827,736
Entergy Texas, Inc.
7.13%	02/01/19		35,000	37,667
Eversource Energy, Series H
3.15%	01/15/25		6,700,000	6,730,378
Eversource Energy, Series K
2.75%	03/15/22		3,930,000	3,951,979
FirstEnergy Corp., Series B
3.90%	07/15/27		40,085,000	40,294,404
FirstEnergy Transmission LLC
4.35%	01/15/25	[4]	25,530,000	26,790,925
5.45%	07/15/44	[4]	63,750,000	73,167,105
Great Plains Energy, Inc.
2.50%	03/09/20		16,375,000	16,498,140
3.15%	04/01/22		34,585,000	34,945,255
4.85%	04/01/47		6,410,000	6,619,267
Homer City Generation LP6
8.14%	10/01/19	[5,7]	13,274,266	4,579,622
8.73%	10/01/26	[5,7]	54,115,382	18,669,807

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 69

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Indiana Michigan Power Co., Series K
4.55%	03/15/46		$12,600,000	$13,808,252
Indianapolis Power & Light Co.
4.70%	09/01/45	[4]	100,000	108,828
IPALCO Enterprises, Inc.
5.00%	05/01/18		7,500,000	7,636,031
ITC Holdings Corp.
3.65%	06/15/24		5,650,000	5,719,442
Jersey Central Power & Light Co.
4.30%	01/15/26	[4]	5,450,000	5,720,914
4.70%	04/01/24	[4]	31,002,000	33,662,468
4.80%	06/15/18		14,875,000	15,246,801
6.40%	05/15/36		13,825,000	16,161,619
Kansas City Power & Light Co.
3.15%	03/15/23		24,190,000	24,431,102
3.65%	08/15/25		15,195,000	15,476,024
6.38%	03/01/18		9,410,000	9,682,786
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21		75,000	86,610
LG&E & KU Energy LLC
4.38%	10/01/21		11,320,000	11,984,348
Metropolitan Edison Co.
3.50%	03/15/23	[4]	11,725,000	11,959,473
4.00%	04/15/25	[4]	32,119,000	32,939,698
7.70%	01/15/19		3,750,000	4,046,741
MidAmerican Energy Co.
3.10%	05/01/27		8,405,000	8,472,854
4.25%	05/01/46		33,420,000	35,902,538
4.40%	10/15/44		8,875,000	9,677,247
4.80%	09/15/43		15,005,000	17,259,546
Nevada Power Co.
5.45%	05/15/41		600,000	715,771
NextEra Energy Capital Holdings, Inc.
1.65%	09/01/18		15,314,000	15,275,524
2.30%	04/01/19		7,190,000	7,226,576
NextEra Energy Capital Holdings, Inc.,
Series F
2.06%	09/01/17		24,226,000	24,238,016
Niagara Mohawk Power Corp.
3.51%	10/01/24	[4]	6,000,000	6,209,844
NSTAR Electric Co.
3.20%	05/15/27		13,705,000	13,811,392
Oncor Electric Delivery Co. LLC
4.10%	06/01/22		16,683,000	17,786,405
5.25%	09/30/40		9,938,000	11,942,242
5.30%	06/01/42		15,908,000	19,269,058
7.00%	09/01/22		25,475,000	30,721,181
PacifiCorp
3.35%	07/01/25		7,200,000	7,353,583

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Pennsylvania Electric Co.
4.15%	04/15/25	[4]	$25,325,000	$25,961,598
5.20%	04/01/20		25,200,000	26,577,860
6.05%	09/01/17		4,260,000	4,287,545
Potomac Electric Power Co.
3.60%	03/15/24		7,123,000	7,425,460
4.15%	03/15/43		7,677,000	8,132,085
Public Service Co. of New Hampshire
6.00%	05/01/18		5,000,000	5,171,180
Public Service Co. of New Mexico
3.85%	08/01/25		10,000,000	10,317,290
5.35%	10/01/21		5,320,000	5,837,906
7.95%	05/15/18		41,187,000	43,548,210
Public Service Co. of Oklahoma
4.40%	02/01/21		400,000	424,546
Puget Energy, Inc.
6.00%	09/01/21		3,494,000	3,927,462
Rochester Gas & Electric Corp.
3.10%	06/01/27	[4]	5,890,000	5,876,456
Southern Co. (The)
1.55%	07/01/18		13,200,000	13,167,937
Southern Co. Gas Capital Corp.
2.45%	10/01/23		11,015,000	10,664,360
Southwestern Electric Power Co.
3.55%	02/15/22		17,377,000	17,957,201
6.45%	01/15/19		28,760,000	30,558,512
Southwestern Electric Power Co., Series F
5.88%	03/01/18		19,504,000	19,983,447
Southwestern Electric Power Co., Series K
2.75%	10/01/26		4,140,000	3,980,078
Trans-Allegheny Interstate Line Co.
3.85%	06/01/25	[4]	5,856,000	6,082,815
Tucson Electric Power Co.
3.85%	03/15/23		85,000	87,041
Virginia Electric & Power Co.
5.40%	04/30/18		18,865,000	19,440,419
Virginia Electric & Power Co., Series A
3.15%	01/15/26		3,285,000	3,305,329
Virginia Electric & Power Co., Series B
2.95%	11/15/26		18,625,000	18,464,862

				1,412,814,111

Energy — 1.48%
Anadarko Petroleum Corp.
4.50%	07/15/44		24,921,000	22,923,482
Antero Resources Corp.
5.00%	03/01/25	[4]	6,391,000	6,215,247
Atmos Energy Corp.
3.00%	06/15/27		21,495,000	21,419,633

See accompanying notes to Schedule of Portfolio Investments.

70 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Boardwalk Pipelines LP
5.20%	06/01/18		$10,819,000	$11,088,679
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[2]	11,653,000	11,913,544
3.25%	05/06/22	[2]	10,000,000	10,293,730
3.51%	03/17/25	[2]	9,267,000	9,486,257
3.54%	11/04/24	[2]	20,883,000	21,436,671
Brooklyn Union Gas Co. (The)
3.41%	03/10/26	[4]	23,400,000	23,804,914
4.50%	03/10/46	[4]	15,650,000	17,027,998
Canadian Natural Resources, Ltd. (Canada)
3.85%	06/01/27	[2]	6,752,000	6,710,975
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	[4]	9,786,000	10,042,883
Concho Resources, Inc.
5.50%	10/01/22		1,336,000	1,381,090
Devon Energy Corp.
4.75%	05/15/42		11,800,000	11,604,191
5.60%	07/15/41		3,590,000	3,740,830
Diamondback Energy, Inc.
4.75%	11/01/24	[4]	22,584,000	22,555,770
Enbridge Energy Partners LP
5.50%	09/15/40		4,700,000	4,925,529
5.88%	10/15/25		17,980,000	20,528,602
7.38%	10/15/45		14,175,000	18,185,665
Energy Transfer Partners LP
3.60%	02/01/23		12,030,000	12,100,243
4.75%	01/15/26		4,250,000	4,428,912
4.90%	03/15/35		6,490,000	6,363,906
5.15%	03/15/45		48,625,000	47,394,009
6.50%	02/01/42		2,000,000	2,236,866
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[4]	21,200,000	23,293,786
Gulfport Energy Corp.
6.38%	05/15/25	[4]	5,618,000	5,554,797
Hess Corp.
5.60%	02/15/41		10,000,000	9,862,510
HollyFrontier Corp.
5.88%	04/01/26		20,000,000	21,243,760
KeySpan Gas East Corp.
2.74%	08/15/26	[4]	30,307,000	29,268,488
Kinder Morgan Energy Partners LP
3.50%	09/01/23		17,599,000	17,791,727
4.25%	09/01/24		3,845,000	3,978,702
4.30%	05/01/24		13,329,000	13,809,077
5.00%	08/15/42		7,950,000	7,798,950
5.80%	03/15/35		3,820,000	4,144,475
Kinder Morgan, Inc.
5.30%	12/01/34		2,275,000	2,349,008

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
5.55%	06/01/45		$13,075,000	$13,953,607
5.63%	11/15/23	[4]	7,937,000	8,800,704
6.95%	06/01/28		7,000,000	7,793,057
Noble Energy, Inc.
5.05%	11/15/44		27,413,000	28,244,628
Panhandle Eastern Pipeline Co. LP
8.13%	06/01/19		2,407,000	2,640,082
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[4]	545,000	546,363
5.38%	01/15/25	[4]	5,085,000	5,148,563
Plains All American Pipeline LP/PAA Finance Corp.
3.60%	11/01/24		18,150,000	17,677,006
4.50%	12/15/26		14,850,000	15,137,981
4.65%	10/15/25		46,462,000	47,986,713
QEP Resources, Inc.
5.25%	05/01/23		10,213,000	9,702,350
5.38%	10/01/22		9,060,000	8,776,875
Range Resources Corp.
4.88%	05/15/25		1,320,000	1,260,600
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23		5,000,000	5,194,975
5.00%	10/01/22		1,722,000	1,852,226
Rockies Express Pipeline LLC
5.63%	04/15/20	[4]	770,000	821,975
6.00%	01/15/19	[4]	15,106,000	15,748,005
6.85%	07/15/18	[4]	19,696,000	20,631,560
Ruby Pipeline LLC
6.00%	04/01/22	[4]	59,601,000	63,726,683
Sabine Pass Liquefaction LLC
4.20%	03/15/28	[4]	51,165,000	51,868,519
5.63%	03/01/25		40,492,000	44,844,890
5.75%	05/15/24		15,000,000	16,737,848
Shell International Finance BV (Netherlands)
4.38%	05/11/45	[2]	21,509,000	22,515,450
4.55%	08/12/43	[2]	4,075,000	4,372,597
Southern Natural Gas Co. LLC
4.80%	03/15/47	[4]	1,585,000	1,684,085
Spectra Energy Partners LP
3.50%	03/15/25		3,000,000	2,992,983
4.50%	03/15/45		6,381,000	6,313,495
4.60%	06/15/21		7,000,000	7,438,130
TC PipeLines LP
3.90%	05/25/27		14,310,000	14,301,536
4.38%	03/13/25		36,050,000	37,605,269
4.65%	06/15/21		6,108,000	6,435,273
Tennessee Gas Pipeline Co. LLC
7.63%	04/01/37		40,000	49,781
8.38%	06/15/32		5,224,000	6,533,014

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 71

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Texas Eastern Transmission LP
2.80%	10/15/22	[4]	$40,071,000	$39,389,332
Trans-Canada Pipelines Ltd. (Canada)
3.39%	05/15/67	[2,3]	85,000	81,175
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,4]	7,317,850	7,500,796
Tucson Electric Power Co.
5.15%	11/15/21		4,800,000	5,206,738
Williams Cos., Inc. (The)
7.88%	09/01/21		4,538,000	5,286,770
Williams Partners LP
3.35%	08/15/22		10,070,000	10,130,485
3.60%	03/15/22		63,760,000	65,208,563
3.90%	01/15/25		7,942,000	8,041,851
5.10%	09/15/45		445,000	462,964
6.30%	04/15/40		54,995,000	63,878,920
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,175,000	2,258,260

				1,173,687,583

Finance — 6.65%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
3.75%	05/15/19	[2]	21,355,000	21,944,206
5.00%	10/01/21	[2]	15,975,000	17,243,016
Alta Wind Holdings LLC
7.00%	06/30/35	[4,5]	21,354,250	24,241,003
American Express Bank FSB (BKNT)
6.00%	09/13/17		8,100,000	8,167,805
American Express Co.
1.55%	05/22/18		14,645,000	14,640,226
7.00%	03/19/18		99,122,000	102,775,340
American Express Credit Corp. (MTN)
1.80%	07/31/18		26,095,000	26,104,994
2.20%	03/03/20		30,090,000	30,244,482
Associates Corp. of North America
6.95%	11/01/18		25,559,000	27,121,102
Bear Stearns Cos. LLC (The)
4.65%	07/02/18		4,330,000	4,455,224
6.40%	10/02/17		191,994,000	194,214,219
7.25%	02/01/18		231,684,000	238,971,157
Citibank NA (BKNT)
2.10%	06/12/20		70,060,000	70,082,559
Citigroup Capital III
7.63%	12/01/36		7,438,000	9,456,324
Citigroup, Inc.
1.55%	08/14/17		36,333,000	36,336,779
1.67%	08/14/17	[3]	5,355,000	5,357,046
1.70%	04/27/18		83,991,000	83,923,639

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
1.74%	08/25/36	[3]	$64,050,000	$54,812,004
1.75%	05/01/18		58,315,000	58,295,013
1.80%	02/05/18		318,984,000	319,271,724
1.89%	11/24/17	[3]	46,230,000	46,321,859
2.05%	12/07/18		59,927,000	60,027,465
2.05%	06/07/19		48,475,000	48,529,001
2.15%	07/30/18		62,997,000	63,172,384
2.50%	09/26/18		106,706,000	107,429,733
2.55%	04/08/19		13,290,000	13,417,798
3.89%	01/10/28	[3]	10,448,000	10,622,821
4.50%	01/14/22		265,000	285,308
6.00%	08/15/17		10,750,000	10,803,041
6.13%	05/15/18		135,548,000	140,557,380
8.50%	05/22/19		20,900,000	23,345,046
Countrywide Capital III, Series B
8.05%	06/15/27		3,000,000	3,843,105
Discover Financial Services
3.85%	11/21/22		10,899,000	11,175,311
5.20%	04/27/22		4,515,000	4,920,059
Ford Motor Credit Co. LLC
1.68%	09/08/17		12,002,000	11,999,690
1.72%	12/06/17		12,428,000	12,428,423
2.15%	01/09/18		15,955,000	15,988,785
2.24%	01/09/18	[3]	45,075,000	45,216,941
2.24%	06/15/18		12,370,000	12,403,832
2.55%	10/05/18		13,070,000	13,163,771
2.88%	10/01/18		26,346,000	26,615,282
3.34%	03/18/21		12,900,000	13,169,816
5.00%	05/15/18		42,988,000	44,097,757
6.63%	08/15/17		69,122,000	69,489,971
GE Capital International Funding Co. (Ireland)
4.42%	11/15/35	[2]	120,249,000	131,128,889
General Electric Corp. (GMTN)
5.63%	05/01/18		295,000	305,555
6.15%	08/07/37		4,121,000	5,436,839
General Electric Corp. (MTN)
1.55%	05/05/26	[3]	11,450,000	11,273,549
1.66%	08/15/36	[3]	13,220,000	12,127,314
4.38%	09/16/20		5,815,000	6,251,695
5.88%	01/14/38		13,571,000	17,637,180
General Electric Corp.,
Series A (MTN)
6.75%	03/15/32		3,984,000	5,469,076
General Motors Financial Co., Inc.
2.35%	10/04/19		19,090,000	19,098,514
2.40%	05/09/19		18,960,000	19,019,231
3.00%	09/25/17		52,050,000	52,194,803
3.10%	01/15/19		44,080,000	44,709,416
4.75%	08/15/17		47,107,000	47,268,930

See accompanying notes to Schedule of Portfolio Investments.

72 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
Goldman Sachs Group, Inc. (GMTN) (The)
5.38%	03/15/20		$60,000	$64,797
7.50%	02/15/19		149,116,000	161,808,605
Goldman Sachs Group, Inc. (MTN) (The)
2.05%	12/15/17	[3]	19,550,000	19,600,771
3.85%	07/08/24		123,639,000	128,513,715
Goldman Sachs Group, Inc. (The)
2.38%	01/22/18		95,622,000	95,993,491
3.69%	06/05/28	[3]	94,175,000	94,442,740
3.75%	05/22/25		2,187,000	2,235,364
3.75%	02/25/26		2,824,000	2,883,142
3.85%	01/26/27		16,665,000	16,971,886
5.25%	07/27/21		13,000,000	14,272,778
5.95%	01/18/18		524,903,000	536,704,919
6.15%	04/01/18		217,359,000	224,374,914
Goldman Sachs Group, Inc., Series D (MTN) (The)
6.00%	06/15/20		9,510,000	10,507,047
International Lease Finance Corp.
3.88%	04/15/18		28,331,000	28,767,666
7.13%	09/01/18	[4]	114,768,000	121,510,620
Morgan Stanley
1.88%	01/05/18		76,200,000	76,288,430
2.04%	01/05/18	[3]	32,535,000	32,631,629
2.13%	04/25/18		79,463,000	79,739,774
2.50%	01/24/19		13,094,000	13,191,439
Morgan Stanley (GMTN)
2.45%	02/01/19		31,284,000	31,485,938
3.70%	10/23/24		5,444,000	5,592,232
3.88%	01/27/26		2,245,000	2,318,515
4.00%	07/23/25		21,001,000	21,961,355
5.50%	07/24/20		51,988,000	56,801,309
6.63%	04/01/18		288,742,000	299,049,512
7.30%	05/13/19		104,707,000	114,522,653
Morgan Stanley (MTN)
5.63%	09/23/19		23,511,000	25,263,535
5.95%	12/28/17		143,759,000	146,709,797
6.25%	08/28/17		30,500,000	30,713,851
Morgan Stanley, Series 3NC2
1.98%	02/14/20	[3]	174,640,000	175,397,588
Morgan Stanley, Series F
3.88%	04/29/24		6,367,000	6,623,087
Pipeline Funding Co. LLC
7.50%	01/15/30	[4]	25,779,200	31,182,458
Protective Life Global Funding
2.70%	11/25/20	[4]	32,195,000	32,409,274
Raymond James Financial, Inc.
4.95%	07/15/46		59,941,000	65,309,106
5.63%	04/01/24		4,484,000	5,109,478
8.60%	08/15/19		8,453,000	9,556,776

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
SL Green Realty Corp.
5.00%	08/15/18		$32,299,000	$33,125,095

				5,282,238,718

Food — 0.39%
B&G Foods, Inc.
5.25%	04/01/25		885,000	904,913
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[4]	30,655,000	32,341,025
Kraft Heinz Foods Co.
3.00%	06/01/26		36,576,000	35,072,690
3.95%	07/15/25		17,714,000	18,245,172
4.38%	06/01/46		96,228,000	93,898,609
5.20%	07/15/45		26,987,000	29,317,462
6.13%	08/23/18		15,700,000	16,452,399
Lamb Weston Holdings, Inc.
4.63%	11/01/24	[4]	11,907,000	12,323,745
Mondelez International Holdings
Netherlands BV (Netherlands)
1.63%	10/28/19	[2,4]	69,630,000	68,780,827

				307,336,842

Gaming — 0.02%
Churchill Downs, Inc.
5.38%	12/15/21		12,595,000	13,130,287

Health Care — 3.46%
Abbott Laboratories
2.00%	09/15/18		4,925,000	4,936,081
2.35%	11/22/19		10,000,000	10,080,990
2.90%	11/30/21		26,530,000	26,854,794
3.75%	11/30/26		138,308,000	141,422,973
AbbVie, Inc.
3.60%	05/14/25		70,270,000	71,798,654
4.50%	05/14/35		11,661,000	12,335,484
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[2]	141,633,000	142,248,395
3.80%	03/15/25	[2]	5,242,000	5,430,833
3.85%	06/15/24	[2]	32,949,000	34,422,677
4.55%	03/15/35	[2]	49,249,000	52,723,517
Aetna, Inc.
1.50%	11/15/17		17,284,000	17,285,556
1.70%	06/07/18		50,400,000	50,434,736
Amgen, Inc.
2.20%	05/11/20		8,070,000	8,116,354
3.13%	05/01/25		5,420,000	5,437,856
3.63%	05/15/22		5,312,000	5,550,628
4.40%	05/01/45		25,358,000	26,150,767
4.56%	06/15/48		34,029,000	35,706,385
4.66%	06/15/51		25,279,000	26,894,904

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 73

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Anthem, Inc.
1.88%	01/15/18		$41,730,000	$41,781,585
2.25%	08/15/19		5,204,000	5,230,790
2.30%	07/15/18		11,556,000	11,623,984
3.30%	01/15/23		28,125,000	28,864,237
3.50%	08/15/24		12,140,000	12,471,889
3.70%	08/15/21		2,700,000	2,818,873
4.65%	01/15/43		66,370,000	71,803,115
4.65%	08/15/44		14,176,000	15,465,924
7.00%	02/15/19		12,844,000	13,825,294
Ascension Health
3.95%	11/15/46		34,440,000	35,014,439
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[2]	141,430,000	140,687,917
3.38%	11/16/25	[2]	2,723,000	2,788,443
Baxalta, Inc.
2.00%	06/22/18		7,582,000	7,595,591
2.88%	06/23/20		28,810,000	29,290,147
4.00%	06/23/25		3,047,000	3,182,914
Bayer US Finance LLC
2.38%	10/08/19	[4]	15,185,000	15,333,016
Baylor Scott & White Holdings
4.19%	11/15/45		30,300,000	31,617,205
Biogen, Inc.
5.20%	09/15/45		10,015,000	11,504,401
Celgene Corp.
2.88%	08/15/20		4,350,000	4,451,516
3.88%	08/15/25		40,000,000	41,844,760
4.63%	05/15/44		12,750,000	13,446,431
5.00%	08/15/45		139,876,000	158,086,456
Centene Corp.
4.75%	01/15/25		45,415,000	46,777,450
City of Hope, Series 2013
5.62%	11/15/43		18,375,000	22,702,331
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		13,834,000	13,903,170
Duke University Health System, Inc., Series 2017
3.92%	06/01/47		10,000,000	10,104,275
Forest Laboratories LLC
5.00%	12/15/21	[4]	11,870,000	12,990,231
Gilead Sciences, Inc.
2.95%	03/01/27		45,188,000	43,911,439
3.50%	02/01/25		16,500,000	16,949,361
3.65%	03/01/26		7,200,000	7,411,723
3.70%	04/01/24		16,915,000	17,599,804
4.00%	09/01/36		25,000,000	24,909,200
4.15%	03/01/47		45,935,000	46,266,008
4.50%	02/01/45		4,620,000	4,903,035
4.75%	03/01/46		3,489,000	3,839,494

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
HCA, Inc.
4.25%	10/15/19		$9,790,000	$10,181,600
4.75%	05/01/23		7,305,000	7,743,300
5.00%	03/15/24		24,660,000	26,170,425
5.25%	04/15/25		17,160,000	18,489,900
5.25%	06/15/26		1,203,000	1,302,247
6.50%	02/15/20		10,395,000	11,356,537
Humana, Inc.
7.20%	06/15/18		10,166,000	10,684,067
Johnson & Johnson
2.95%	03/03/27		20,295,000	20,612,681
Kaiser Foundation Hospitals
4.15%	05/01/47		111,600,000	115,931,308
Memorial Sloan-Kettering Cancer Center, Series 2015
4.20%	07/01/55		1,233,000	1,273,388
Merck & Co., Inc.
3.70%	02/10/45		215,000	213,679
Molina Healthcare, Inc.
4.88%	06/15/25	[4]	5,658,000	5,714,580
5.38%	11/15/22		11,476,000	12,250,630
New York and Presbyterian Hospital (The)
4.02%	08/01/45		23,230,000	23,715,112
Northwell Healthcare, Inc.
3.98%	11/01/46		34,525,000	33,032,104
4.80%	11/01/42		40,000	42,076
6.15%	11/01/43		25,265,000	32,416,385
NYU Hospitals Center
4.37%	07/01/47		61,885,000	64,811,170
NYU Hospitals Center, Series 13, Class A
5.75%	07/01/43		6,040,000	7,624,564
Providence St. Joseph Health Obligated Group, Series H
2.75%	10/01/26		7,835,000	7,513,232
Quintiles IMS, Inc.
4.88%	05/15/23	[4]	51,253,000	52,726,524
RWJ Barnabas Health, Inc.
3.95%	07/01/46		12,945,000	12,863,647
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[2]	299,193,000	297,964,214
Tenet Healthcare Corp.
4.38%	10/01/21		9,661,000	9,842,144
4.50%	04/01/21		24,051,000	24,592,147
4.63%	07/15/24	[4]	14,789,000	14,844,459
4.75%	06/15/20	[3]	42,570,000	42,999,957
Teva Pharmaceutical Finance
Netherlands III BV (Netherlands)
1.40%	07/20/18	[2]	7,475,000	7,454,997
2.80%	07/21/23	[2]	49,640,000	48,430,025
3.15%	10/01/26	[2]	30,000,000	28,521,450

See accompanying notes to Schedule of Portfolio Investments.

74 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
THC Escrow Corp. III
4.63%	07/15/24	[4]	$18,815,000	$18,912,838
Trinity Health Corp.
4.13%	12/01/45		17,833,000	17,707,336
UnitedHealth Group, Inc.
4.20%	01/15/47		8,818,000	9,350,285
Valeant Pharmaceuticals International, Inc.
6.75%	08/15/21	[4]	9,000,000	8,595,000
7.25%	07/15/22	[4]	2,550,000	2,409,750
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[2,4]	5,122,000	4,372,856
5.63%	12/01/21	[2,4]	14,083,000	12,780,323
5.88%	05/15/23	[2,4]	32,891,000	28,368,487
6.13%	04/15/25	[2,4]	30,014,000	25,586,935
6.50%	03/15/22	[2,4]	2,325,000	2,441,250
WellCare Health Plans, Inc.
5.25%	04/01/25		21,808,000	22,898,400

				2,753,570,041

Industrials — 0.36%
Amcor Finance USA, Inc.
3.63%	04/28/26	[4]	5,691,000	5,698,515
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[2,4]	11,101,000	11,429,590
4.63%	05/15/23	[2,4]	6,636,000	6,823,799
Ball Corp.
4.00%	11/15/23		405,000	415,125
5.25%	07/01/25		587,000	650,103
Clean Harbors, Inc.
5.13%	06/01/21		24,432,000	25,013,482
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26	[4]	11,278,000	11,278,000
Graphic Packaging International, Inc.
4.88%	11/15/22		7,563,000	8,035,687
L3 Technologies, Inc.
4.75%	07/15/20		6,140,000	6,563,288
Metropolitan Life Global Funding I
1.35%	09/14/18	[4]	14,400,000	14,344,235
SBA Communications Corp.
4.88%	09/01/24	[4]	38,116,000	38,878,320
Sealed Air Corp.
4.88%	12/01/22	[4]	1,456,000	1,556,100
5.25%	04/01/23	[4]	21,884,000	23,580,010
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[2,4]	33,250,000	32,024,106
2.35%	10/15/26	[2,4]	93,010,000	87,660,902
Standard Industries, Inc.
5.13%	02/15/21	[4]	1,000,000	1,037,750

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
United Technologies Corp. (STEP)
1.78%	05/04/18		$10,464,000	$10,479,570

				285,468,582

Information Technology — 0.17%
First Data Corp.
5.00%	01/15/24	[4]	7,105,000	7,333,639
IMS Health, Inc.
5.00%	10/15/26	[4]	7,543,000	7,788,147
Microsoft Corp.
2.40%	08/08/26		56,315,000	54,146,985
2.88%	02/06/24		6,295,000	6,398,320
3.30%	02/06/27		5,805,000	5,981,184
MSCI, Inc.
4.75%	08/01/26	[4]	12,487,000	12,877,219
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,4]	8,800,000	9,143,407
4.13%	06/01/21	[2,4]	14,690,000	15,505,295
Oracle Corp.
4.13%	05/15/45		4,800,000	4,947,058
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[4]	11,700,000	12,270,375

				136,391,629

Insurance — 0.81%
Berkshire Hathaway Finance Corp.
4.30%	05/15/43		7,200,000	7,600,370
4.40%	05/15/42		57,751,000	63,135,761
Berkshire Hathaway, Inc.
2.75%	03/15/23		32,096,000	32,546,179
Farmers Exchange Capital
7.05%	07/15/28	[4]	10,634,000	13,581,607
7.20%	07/15/48	[4]	18,265,000	23,101,581
Farmers Exchange Capital II
6.15%	11/01/53	[3,4]	64,140,000	73,592,440
Farmers Exchange Capital III
5.45%	10/15/54	[3,4]	72,575,000	78,381,000
Guardian Life Global Funding
2.00%	04/26/21	[4]	5,475,000	5,390,162
Jackson National Life Global Funding
1.88%	10/15/18	[4]	55,605,000	55,750,713
MassMutual Global Funding II
2.00%	04/15/21	[4]	8,250,000	8,085,107
Metropolitan Life Global Funding I
1.50%	01/10/18	[4]	14,800,000	14,796,037
1.55%	09/13/19	[4]	17,000,000	16,848,580
1.75%	12/19/18	[4]	46,175,000	46,163,064
1.88%	06/22/18	[4]	23,650,000	23,709,304
2.50%	12/03/20	[4]	57,015,000	57,445,064

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 75

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Insurance (continued)
Nationwide Mutual Insurance Co.
3.54%	12/15/24	[3,4]	$18,949,000	$18,854,255
New York Life Global Funding
1.55%	11/02/18	[4]	32,050,000	32,006,684
2.00%	04/13/21	[4]	24,750,000	24,533,919
Pricoa Global Funding I
1.60%	05/29/18	[4]	24,825,000	24,803,526
Teachers Insurance & Annuity
Association of America
4.38%	09/15/54	[3,4]	20,650,000	20,665,240

				640,990,593

Materials — 0.06%
Axalta Coating Systems LLC
4.88%	08/15/24	[4]	36,844,000	38,225,650
Valvoline, Inc.
5.50%	07/15/24	[4]	13,426,000	14,332,255

				52,557,905

Real Estate Investment Trust (REIT) — 1.83%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,205,000	5,243,819
3.90%	06/15/23		57,677,000	59,629,078
3.95%	01/15/27		2,500,000	2,548,384
4.60%	04/01/22		43,748,000	46,743,601
American Campus Communities Operating Partnership LP
3.75%	04/15/23		7,059,000	7,287,069
American Tower Corp.
4.50%	01/15/18		33,012,000	33,468,556
AvalonBay Communities, Inc. (GMTN)
3.95%	01/15/21		7,245,000	7,579,009
Boston Properties LP
2.75%	10/01/26		74,339,000	70,330,046
3.13%	09/01/23		5,000,000	5,068,685
3.65%	02/01/26		5,000,000	5,078,430
3.70%	11/15/18		26,115,000	26,667,384
5.63%	11/15/20		8,659,000	9,516,838
Camden Property Trust
4.63%	06/15/21		600,000	639,458
Crown Castle International Corp.
4.75%	05/15/47		5,665,000	5,787,126
Education Realty Operating Partnership LP
4.60%	12/01/24		6,615,000	6,749,159
Equinix, Inc.
5.38%	05/15/27		16,818,000	17,974,237
First Industrial LP (MTN)
7.50%	12/01/17		80,000	81,816
HCP, Inc.
3.15%	08/01/22		12,660,000	12,734,656

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
3.40%	02/01/25		$21,725,000	$21,427,911
3.75%	02/01/19		30,856,000	31,517,105
3.88%	08/15/24		24,650,000	25,122,467
4.00%	12/01/22		54,420,000	56,840,691
4.20%	03/01/24		24,904,000	25,902,587
4.25%	11/15/23		85,445,000	89,696,487
Healthcare Realty Trust, Inc.
5.75%	01/15/21		30,455,000	33,382,502
Healthcare Trust of America Holdings LP
3.75%	07/01/27		21,685,000	21,478,927
Highwoods Realty LP
7.50%	04/15/18		15,585,000	16,232,245
Hospitality Properties Trust
6.70%	01/15/18		5,926,000	5,950,990
Kimco Realty Corp.
6.88%	10/01/19		9,175,000	10,087,884
Kimco Realty Corp. (MTN)
4.30%	02/01/18		26,675,000	26,878,944
Mid-America Apartments LP
4.30%	10/15/23		10,036,000	10,637,056
Post Apartment Homes LP
4.75%	10/15/17		21,885,000	21,904,521
Realty Income Corp.
6.75%	08/15/19		15,645,000	17,096,222
SL Green Realty Corp.
4.50%	12/01/22		8,570,000	8,836,150
7.75%	03/15/20		26,913,000	30,112,942
UDR, Inc. (MTN)
4.25%	06/01/18		16,738,000	17,111,860
Ventas Realty LP
3.13%	06/15/23		1,235,000	1,229,324
3.25%	10/15/26		12,180,000	11,764,753
3.50%	02/01/25		27,105,000	26,973,785
3.75%	05/01/24		17,500,000	17,829,963
4.13%	01/15/26		25,010,000	25,766,377
4.38%	02/01/45		18,585,000	18,468,602
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		19,860,000	19,889,572
2.70%	04/01/20		49,673,000	50,135,754
3.25%	08/15/22		3,000,000	3,041,926
4.00%	04/30/19		31,781,000	32,676,795
VEREIT Operating Partnership LP
3.00%	02/06/19		23,423,000	23,701,148
4.13%	06/01/21		2,325,000	2,436,739
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[4]	57,205,000	57,204,462
2.70%	09/17/19	[4]	150,392,000	151,724,097
3.25%	10/05/20	[4]	68,280,000	69,484,254

See accompanying notes to Schedule of Portfolio Investments.

76 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Welltower, Inc.
2.25%	03/15/18		$11,443,000	$11,476,202
3.75%	03/15/23		11,170,000	11,604,580
4.00%	06/01/25		32,209,000	33,357,637
4.13%	04/01/19		39,635,000	40,905,421
4.50%	01/15/24		4,698,000	4,993,328
4.70%	09/15/17		28,088,000	28,244,197
4.95%	01/15/21		3,732,000	4,006,875
6.50%	03/15/41		13,430,000	16,893,187

				1,457,153,820

Retail — 0.29%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,4]	8,102,000	8,071,131
CVS Health Corp.
3.88%	07/20/25		32,800,000	34,150,107
4.00%	12/05/23		4,693,000	4,970,620
4.88%	07/20/35		50,425,000	56,292,100
5.13%	07/20/45		26,405,000	30,331,622
Walgreens Boots Alliance, Inc.
3.45%	06/01/26		47,875,000	47,864,755
3.80%	11/18/24		12,810,000	13,321,702
4.80%	11/18/44		16,214,000	17,331,372
Wal-Mart Stores, Inc.
4.00%	04/11/43		4,600,000	4,864,040
4.30%	04/22/44		2,968,000	3,295,391
4.75%	10/02/43		7,175,000	8,485,345

				228,978,185

Services — 0.14%
Aramark Services, Inc.
4.75%	06/01/26		17,436,000	18,009,819
Gartner, Inc.
5.13%	04/01/25	[4]	1,488,000	1,566,730
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[2,4]	20,528,000	22,259,947
Northwestern University
3.69%	12/01/38		22,510,000	23,669,535
Republic Services, Inc.
3.80%	05/15/18		1,975,000	2,010,232
University of Southern California
3.03%	10/01/39		47,622,000	44,769,347

				112,285,610

Transportation — 0.48%
America West Airlines Pass-Through Trust,
Series 1999-1, Class G
7.93%	01/02/19		3,262,801	3,438,176

	Maturity	Principal
Issues	Date	Amount	Value
CORPORATES (continued)
Transportation (continued)
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10%	04/02/21	$6,744,917	$7,347,913
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21	2,711,305	2,894,589
American Airlines Pass-Through Trust, Series 2013-1, Class A
4.00%	07/15/25	19,649,861	20,509,542
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23	107,026,751	114,786,190
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18	129,582	132,255
Continental Airlines Pass-Through Trust, Series 1999-1, Class A
6.55%	02/02/19	2,013,357	2,103,958
Continental Airlines Pass-Through Trust,
Series 1999-2 AMBC, Class C2
6.24%	03/15/20	45,886	47,579
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20	3,841,354	4,102,950
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20	9,966	11,019
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21	2,740,715	2,937,704
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22	32,895,544	36,349,577
Continental Airlines Pass-Through Trust, Series 2007, Class 1B
6.90%	04/19/22	1,013,248	1,068,977
Continental Airlines Pass-Through Trust, Series 2009, Class A2
7.25%	11/10/19	30,802,004	34,151,722
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23	39,542,066	44,682,535
Northwest Airlines Pass-Through Trust, Series 2001-1, Class A1
7.04%	04/01/22	3,549,828	4,100,051
Spirit Airlines Pass-Through Trust,
Series 2015-1, Class A
4.10%	04/01/28	19,175,485	20,161,105
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23	20,777,883	23,271,229

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 77

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust, Series 2011-1, Class A
7.13%	10/22/23		$3,860,638	$4,487,992
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		1,246,472	1,332,946
U.S. Airways Pass-Through Trust, Series 2012, Class A
4.63%	06/03/25		11,074	11,904
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90%	10/01/24		46,832,658	52,598,929

				380,528,842

Total Corporates
(Cost $21,218,664,711)				21,512,919,201

MORTGAGE-BACKED — 40.02%**
Commercial Mortgage-Backed — 1.47%
1211 Avenue of the Americas Trust, Series 2015-1211, Class A1A2
3.90%	08/10/35	[4]	36,885,000	39,039,106
225 Liberty Street Trust, Series 2016-225L, Class A
3.60%	02/10/36	[4]	63,710,000	66,197,105
245 Park Avenue Trust, Series 2017-245P, Class A
3.51%	06/05/37	[4]	2,000,000	2,060,126
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[4]	10,335,000	10,536,436
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2014-520M, Class A
4.33%	08/15/46	[3,4]	8,188,103	8,746,386
Banc of America Re-REMIC Trust, Series 2009-UB2, Class A4AB
5.86%	12/24/49	[3,4]	2,443,465	2,441,891
Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4B
5.95%	02/17/51	[3,4]	23,341,396	23,350,126
Bayview Commercial Asset Trust, Series 2004-1, Class A
1.58%	04/25/34	[3,4]	42,267	41,660
Bayview Commercial Asset Trust, Series 2004-2, Class A
1.65%	08/25/34	[3,4]	412,117	398,679
BBCMS Trust, Series 2015-SRCH, Class A2
4.20%	08/10/35	[4]	48,985,000	52,784,032
BXP Trust, Series 2017-GM, Class A
3.38%	06/13/39	[4]	1,298,000	1,321,487
Capmark Mortgage Securities, Inc., Series
1998-C2, Class X (IO)
1.24%	05/15/35	[3,5]	5,775,462	45,300

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2
3.06%	12/15/47		$671,806	$671,262
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.37%	03/13/35	[4]	18,667,744	19,371,425
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A
3.25%	05/10/35	[4]	5,000	5,145
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[4]	14,635,000	16,029,496
Commercial Mortgage Trust, Series 2013-CR12, Class A4
4.05%	10/10/46		440,000	470,241
Commercial Mortgage Trust, Series 2013-LC6, Class A2
1.91%	01/10/46		13,722,224	13,737,610
Commercial Mortgage Trust, Series 2013-SFS, Class A2
3.09%	04/12/35	[3,4]	7,205,000	7,314,048
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[3,4]	15,960,000	16,693,921
Commercial Mortgage Trust, Series 2015-3BP, Class A
3.18%	02/10/35	[4]	16,440,000	16,632,869
Commercial Mortgage Trust, Series 2016-787S, Class A
3.55%	02/10/36	[4]	74,550,000	76,775,187
Commercial Mortgage Trust, Series 2016-CR28, Class A4
3.76%	02/10/49		6,685,000	7,012,148
DBUBS Mortgage Trust, Series 2011-LC1A, Class A2
4.53%	11/10/46	[4]	11,583,225	11,856,647
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A
3.67%	09/10/35	[3,4]	1,362,500	1,419,146
GRACE Mortgage Trust, Series 2014-GRCE, Class A
3.37%	06/10/28	[4]	73,520,000	76,322,884
GS Mortgage Securities Trust, Series 2010-C2, Class A1
3.85%	12/10/43	[4]	5,044,187	5,186,232
GS Mortgage Securities Trust, Series 2011-GC5, Class A4
3.71%	08/10/44		87,335,000	91,945,227
GS Mortgage Securities Trust, Series 2012-ALOHA, Class A
3.55%	04/10/34	[4]	58,809,000	61,740,405

See accompanying notes to Schedule of Portfolio Investments.

78 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust, Series 2013-GC16, Class A2
3.03%	11/10/46		$22,718,828	$23,061,725
GS Mortgage Securities Trust, Series 2014-3R, Class 2A
1.20%	09/26/36	[3,4]	14,220,438	13,854,232
GS Mortgage Securities Trust, Series 2015-1R, Class 2A
3.34%	01/26/36	[3,4]	12,488,222	12,560,276
GS Mortgage Securities Trust., Series 2009-1R, Class 2A1
3.34%	11/25/35	[3,4]	8,382	8,411
Irvine Core Office Trust, Series 2013-IRV, Class A1
2.07%	05/15/48	[4]	8,599,503	8,560,504
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A2
2.42%	07/15/45		16,099,424	16,191,113
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9,
Class A3S
5.24%	05/15/47	[4]	1,621,914	1,614,786
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4,
Class A4
4.39%	07/15/46	[4]	23,275,000	24,839,285
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2012-HSBC, Class A
3.09%	07/05/32	[4]	25,660,000	26,526,923
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 2A3
5.62%	03/25/37	[3,4]	3,837,174	3,825,874
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2
1.97%	08/15/45		3,116,355	3,114,486
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		22,644,600	22,640,454
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		30,429,000	30,678,305
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2
1.86%	02/15/46		10,195,880	10,200,638
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2
1.97%	05/15/46		4,149,330	4,156,261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A3
3.53%	08/15/47		52,530,000	54,796,554

	Maturity		Principal
Issues	Date		Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
Morgan Stanley Capital I Trust, Series 2013-WLSR, Class A
2.70%	01/11/32	[4]	$3,720,000	$3,750,488
Morgan Stanley Capital I Trust, Series 2014-MP, Class A
3.47%	08/11/33	[4]	30,242,500	31,394,614
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/11/50	[4]	1,065,000	1,111,217
Olympic Tower Mortgage Trust, Series 2017-OT, Class A
3.57%	05/10/39	[4]	4,500,000	4,650,887
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32	[3,4]	103,085,000	109,298,819
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1
3.87%	01/05/43	[3,4]	20,040,000	19,953,756
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2
2.11%	05/10/63		6,550,597	6,559,211
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A2
1.85%	08/10/49		1,556,134	1,555,883
VNDO Mortgage Trust, Series 2012-6AVE, Class A
3.00%	11/15/30	[4]	19,925,000	20,362,035
Wachovia Mortgage Loan Trust LLC,
Series 2006-AMN1, Class A3
1.46%	08/25/36	[3]	24,576,145	15,390,907
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[4]	900,000	952,586
Wells Fargo Commercial Mortgage Trust,
Series 2013-120B, Class A
2.80%	03/18/28	[3,4]	9,805,000	9,928,644
WF-RBS Commercial Mortgage Trust, Series 2010-C8, Class A3
3.00%	08/15/45		52,205,000	53,383,288
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[4]	1,673,449	1,720,479

				1,166,788,868

Non-Agency Mortgage-Backed — 6.57%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
5.52%	06/25/32		55,220	52,759
Accredited Mortgage Loan Trust, Series 2006-2, Class A3
1.37%	09/25/36	[3]	3,886,145	3,884,487

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 79

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Accredited Mortgage Loan Trust, Series 2007-1, Class A4
1.44%	02/25/37	[3]	$46,525,000	$43,950,172
ACE Securities Corp., Series 2004-IN1, Class A1
1.86%	05/25/34	[3]	4,653	4,334
ACE Securities Corp., Series 2006-HE3, Class A2C
1.37%	06/25/36	[3]	3,964,006	2,718,839
Adjustable Rate Mortgage Trust, Series 2005-10, Class 6A1
1.76%	01/25/36	[3]	432,610	397,207
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
1.45%	09/25/35	[3]	2,108,217	2,092,301
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A32
1.42%	08/25/36	[3]	22,198,941	21,680,993
Aegis Asset-Backed Securities Trust, Series 2005-5, Class 1A3
1.49%	12/25/35	[3]	1,292,067	1,296,275
American Home Mortgage Investment Trust, Series 2004-3, Class 2A
2.93%	10/25/34	[3]	8,170,822	7,921,291
Ameriquest Mortgage Securities, Inc., Series 2004-R10, Class A1
1.88%	11/25/34	[3]	48,787,425	48,116,874
Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1
1.67%	01/25/36	[3]	19,225,000	19,061,668
Ameriquest Mortgage Securities, Inc., Series 2006-R1, Class M1
1.61%	03/25/36	[3]	20,041,967	19,751,240
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A5 (STEP)
7.24%	10/25/27		72,108	75,589
Argent Securities, Inc., Series 2004-W6, Class AV2
2.12%	05/25/34	[3]	15,730,656	15,419,575
Argent Securities, Inc., Series 2005-W2, Class A1
1.48%	10/25/35	[3]	35,497,714	35,500,020
Argent Securities, Inc., Series 2005-W3, Class A1
1.48%	11/25/35	[3]	52,724,030	52,017,159
Asset-Backed Funding Certificates, Series 2005-HE1, Class M1
1.85%	03/25/35	[3]	14,695,308	14,537,379
Asset-Backed Funding Certificates, Series 2006-OPT3, Class A3B
1.38%	11/25/36	[3]	26,289,679	16,021,611

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
2.22%	06/25/37	[3]	$28,427,584	$24,692,857
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2
1.98%	07/25/35	[3]	3,983	3,993
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A1
1.34%	07/25/36	[3]	28,117,928	27,860,978
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE6, Class A5
1.45%	11/25/36	[3]	18,411,000	15,206,039
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		29,765	31,676
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.53%	05/20/36	[3]	8,500,197	7,580,270
Banc of America Funding Trust, Series 2006-E, Class 2A1
3.71%	06/20/36	[3]	127,497	107,213
Banc of America Funding Trust, Series 2006-G, Class 2A1
1.43%	07/20/36	[3]	12,783,430	12,801,130
Banc of America Funding Trust, Series 2006-H, Class 3A1
3.14%	09/20/46	[3]	2,011,794	1,835,627
Banc of America Funding Trust, Series 2014-R8, Class A1
2.40%	06/26/36	[3,4]	12,864,081	12,488,404
Banc of America Funding Trust, Series 2015-R2, Class 1A1
1.36%	08/27/36	[3,4]	46,461,715	44,312,907
Banc of America Funding Trust, Series 2015-R2, Class 3A1
1.48%	04/29/37	[3,4]	27,599,155	27,007,531
Banc of America Funding Trust, Series 2015-R2, Class 7A1
1.50%	09/29/36	[3,4]	24,845,195	24,223,489
Banc of America Funding Trust, Series 2015-R2, Class 9A1
1.43%	03/27/36	[3,4]	12,605,529	12,275,407
Banc of America Funding Trust, Series 2015-R5, Class 1A1
1.35%	10/26/36	[3,4]	106,345,958	102,252,861
Banc of America Funding Trust, Series 2015-R5, Class 1A2
1.35%	10/26/36	[3,4]	42,536,000	38,805,831
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[3,4]	59,673,809	60,665,510

See accompanying notes to Schedule of Portfolio Investments.

80 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1
3.71%	07/25/34	[3]	$66,621	$68,092
Banc of America Mortgage Securities, Inc., Series 2005-C, Class 2A2
3.66%	04/25/35	[3]	666,039	654,665
Banc of America Mortgage Securities, Inc., Series 2006-2, Class A2
6.00%	07/25/46	[3]	245,230	230,948
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A24
6.00%	03/25/37		1,204,769	1,106,782
Banc of America Mortgage Securities, Inc., Series 2007-3, Class 1A1
6.00%	09/25/37		687,677	671,251
BCAP LLC Trust, Series 2007-AA2, Class 2A5
6.00%	04/25/37		395,082	347,619
BCAP LLC Trust, Series 2007-AA5, Class A1
1.87%	09/25/47	[3]	44,106,389	39,316,832
BCAP LLC Trust, Series 2009-RR10, Class 7A1
2.89%	10/26/35	[3,4]	3,949,193	3,988,458
BCAP LLC Trust, Series 2011-RR3, Class 1A5
3.61%	05/27/37	[3,4]	5,044,273	5,051,811
BCAP LLC Trust, Series 2011-RR3, Class 5A3
3.26%	11/27/37	[3,4]	6,776,850	6,785,327
BCAP LLC Trust, Series 2011-RR5, Class 1A3
3.02%	03/26/37	[3,4]	234,962	235,315
BCAP LLC Trust, Series 2015-RR2, Class 26A1
3.11%	03/28/36	[3,4]	12,239,604	12,406,438
Bear Stearns ALT-A Trust, Series 2005-4, Class 22A2
3.57%	05/25/35	[3]	27,404	25,814
Bear Stearns ALT-A Trust, Series 2006-4, Class 32A1
3.77%	07/25/36	[3]	2,713,193	2,182,171
Bear Stearns ARM Trust, Series 2004-1, Class 13A2
3.76%	04/25/34	[3]	11,402	11,495
Bear Stearns ARM Trust, Series 2004-10, Class 14A1
3.45%	01/25/35	[3]	4,711,606	4,663,706
Bear Stearns ARM Trust, Series 2006-4, Class 2A1
3.26%	10/25/36	[3]	977,557	868,442

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 3A
1.36%	11/25/36	[3]	$14,225,213	$13,117,095
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A1 (STEP)
5.50%	01/25/34		910,535	925,429
Bear Stearns Asset-Backed Securities Trust, Series 2003-AC7, Class A2 (STEP)
5.75%	01/25/34		820,909	838,826
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC5, Class 2A3
1.47%	08/25/20	[3]	1,970,321	1,327,346
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD1, Class 1A3
1.62%	08/25/43	[3]	2,921	2,930
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		1,316,570	1,267,976
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1
1.40%	10/25/36	[3]	2,954,471	2,631,464
Bombardier Capital Mortgage Securitization Corp., Series 2001-A, Class A
6.81%	12/15/30	[3]	5,018,190	5,090,496
Carrington Mortgage Loan Trust, Series 2006-NC1, Class A4
1.53%	01/25/36	[3]	47,650,000	46,027,489
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
1.47%	06/25/36	[3]	20,591,849	20,716,391
Chase Funding Trust, Series 2003-5, Class 2A2
1.82%	07/25/33	[3]	3,059	2,841
Chase Funding Trust, Series 2004-2, Class 2A2
1.72%	02/26/35	[3]	5,668	4,970
Chase Funding Trust, Series 2006-A1, Class 1A2
3.22%	09/25/36	[3]	1,375,243	1,236,758
Chase Funding Trust, Series 2006-S3, Class 2A1
5.50%	11/25/21		2,361,436	1,926,311
Chase Funding Trust, Series 2007-A2, Class 2A3
3.18%	07/25/37	[3]	3,859,928	3,918,094
Chaseflex Trust, Series 2005-2, Class 4A2
5.50%	05/25/20		2,994,469	2,923,219
Chaseflex Trust, Series 2006-2, Class A2B
1.42%	09/25/36	[3]	7,814,854	6,528,124
CIM Trust, Series 2015-1EC, Class A16
2.77%	04/25/55	[3,4]	147,891,248	155,641,962

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 81

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust, Series 2015-3AG, Class A1
2.80%	10/25/57	[3,4]	$180,880,496	$183,058,640
CIM Trust, Series 2015-4AG, Class A1
3.05%	10/25/57	[3,4]	64,994,497	65,584,020
CIM Trust, Series 2016-4, Class A1
3.05%	10/25/57	[3,4]	361,553,852	375,756,627
CIM Trust, Series 2017-5, Class A1
2.30%	05/01/57	[4]	36,997,609	37,014,258
CIT Mortgage Loan Trust, Series 2007-1, Class 1A
2.57%	10/25/37	[3,4]	90,692,987	90,234,008
Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A12
5.00%	02/25/35		350,694	351,850
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A5 (STEP)
5.62%	09/25/36		525,000	532,588
Citicorp Residential Mortgage Securities, Inc., Series 2007-1, Class A5 (STEP)
5.58%	03/25/37		650,000	664,763
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Class M2
1.56%	01/25/36	[3]	10,735,784	10,733,876
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.21%	02/25/34	[3]	181,749	179,755
Citigroup Mortgage Loan Trust, Inc., Series 2004-RR2, Class A2
3.20%	05/25/34	[3,4]	3,580,103	3,632,714
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 3A2A
3.17%	10/25/35	[3]	923,647	696,322
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
1.48%	11/25/35	[3]	264,564	184,260
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.35%	06/25/36	[3]	7,047,297	6,724,353
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
1.37%	08/25/36	[3]	8,308,325	8,276,318
Citigroup Mortgage Loan Trust, Inc., Series 2007-6, Class 1A4A
2.81%	03/25/37	[3]	753,155	617,106
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
1.42%	01/25/37	[3]	136,082	136,329
Citigroup Mortgage Loan Trust, Inc., Series 2010-7, Class 2A1
3.29%	02/25/35	[3,4]	145,625	147,644

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2010-9, Class 2A1
2.99%	11/25/35	[3,4]	$26,070	$26,105
Citigroup Mortgage Loan Trust, Inc., Series 2012-3, Class 4A1
3.14%	11/25/36	[3,4]	1,866,693	1,871,241
Citigroup Mortgage Loan Trust, Inc., Series 2014-6, Class 3A2
3.45%	11/25/35	[3,4]	9,917,319	9,844,710
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1
1.22%	06/25/47	[3,4]	34,547,145	34,334,618
Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 4A1
1.39%	03/25/47	[3,4]	24,892,043	24,011,746
Citigroup Mortgage Loan Trust, Inc., Series 2015-3, Class 1A1
1.29%	03/25/36	[3,4]	12,421,207	12,161,512
Collateralized Mortgage Obligation Trust, Series 57, Class D
9.90%	02/01/19		315	329
Conseco Finance Securitizations Corp., Series 2001-4, Class A4
7.36%	08/01/32	[3]	2,661,803	2,807,189
Conseco Finance, Series 2002-C, Class BF2
8.00%	06/15/32	[3,4]	303,650	325,951
Conseco Financial Corp., Series 1996-7, Class M1
7.70%	09/15/26	[3]	7,012,627	7,580,638
Conseco Financial Corp., Series 1998-2, Class A5
6.24%	12/01/28		47,057	48,881
Conseco Financial Corp., Series 1998-3, Class A6
6.76%	03/01/30	[3]	3,152,010	3,366,212
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[3]	4,217,498	4,495,855
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4
5.85%	07/15/37	[3,4]	8,774,555	8,931,454
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		12,712	13,354
Countrywide Alternative Loan Trust, Series 2005-84, Class 1A1
3.29%	02/25/36	[3]	102,744	81,516
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A19
1.72%	06/25/36	[3]	1,365,869	952,033

See accompanying notes to Schedule of Portfolio Investments.

82 / N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1
3.54%	02/25/37	[3]	$2,897,277	$2,667,391
Countrywide Alternative Loan Trust, Series 2006-OC5, Class 2A2A
1.39%	06/25/46	[3]	931,128	863,542
Countrywide Alternative Loan Trust, Series 2007-J1, Class 2A1
1.42%	03/25/37	[3]	783,296	295,508
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4
4.67%	03/25/34	[3]	7,000,000	7,053,731
Countrywide Asset-Backed Certificates, Series 2005-13, Class AF4
4.74%	04/25/36	[3]	261,007	240,081
Countrywide Asset-Backed Certificates, Series 2005-16, Class 4AV4
1.57%	05/25/36	[3]	2,407,768	2,408,035
Countrywide Asset-Backed Certificates, Series 2005-AB2, Class 1A1
1.68%	11/25/35	[3]	25,186,372	24,371,608
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2
2.02%	10/25/47	[3]	14,627,990	14,045,688
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2001-HYB1, Class 1A1
2.73%	06/19/31	[3]	36,830	39,055
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J8, Class 1A4
5.25%	09/25/23		139,047	140,412
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-14, Class 4A1
2.83%	08/25/34	[3]	1,272,350	1,236,178
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 1A1
1.88%	02/25/35	[3]	164,468	156,214
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 3A1
2.39%	02/25/35	[3]	4,244,252	3,268,193
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 1A
3.22%	06/20/34	[3]	56,695	57,292
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1
3.31%	09/20/34	[3]	1,695,868	1,649,355

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7, Class 3A
3.49%	11/20/34	[3]	$338,125	$342,482
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 1A2
3.82%	04/25/35	[3]	1,227,441	1,228,639
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3
3.13%	01/25/36	[3]	316,833	308,323
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
1.80%	02/25/35	[3]	50,810	45,017
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
1.82%	05/25/35	[3]	5,491,250	4,749,469
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HY5, Class 1A1
3.35%	09/25/47	[3]	1,845,700	1,790,849
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 1A1
3.09%	03/25/37	[3]	1,736,157	1,374,731
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A4
3.26%	08/25/33	[3]	28,340	28,121
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1
6.50%	02/25/34		44,384	47,881
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 6A1
3.47%	06/25/34	[3]	266,885	270,209
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1
4.50%	07/25/20		16,355	16,271
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 2A1
1.92%	03/25/36	[3]	4,687,432	2,823,658
Credit Suisse Mortgage Trust, Series 2007-2, Class 3A4
5.50%	03/25/37		2,795,705	2,577,117
Credit Suisse Mortgage Trust, Series 2009-14R, Class 2A1
5.00%	06/26/37	[4]	5,644,292	5,727,527

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017 / 83

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Trust, Series 2010-17R, Class 1A1
3.17%	06/26/36	[3,4]	$741,258	$749,131
Credit Suisse Mortgage Trust, Series 2011-16R, Class 5A1
2.72%	09/27/35	[3,4]	2,393,442	2,340,709
Credit Suisse Mortgage Trust, Series 2014-10R, Class 3A1
2.97%	04/27/36	[3,4]	5,052,578	5,191,690
Credit Suisse Mortgage Trust, Series 2014-11R, Class 10A1
1.24%	05/27/37	[3,4]	10,916,884	10,595,484
Credit Suisse Mortgage Trust, Series 2014-12R, Class 1A1
2.80%	08/27/36	[3,4]	18,848,307	18,966,651
Credit Suisse Mortgage Trust, Series 2014-7R, Class 7A1
1.17%	08/27/36	[3,4]	9,870,612	9,778,490
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
2.75%	01/25/58	[3,4]	50,415,090	50,871,523
Credit Suisse Mortgage Trust, Series 2015-1R, Class 5A1
3.33%	09/27/35	[3,4]	12,349,876	12,479,619
Credit Suisse Mortgage Trust, Series 2015-2R, Class 4A1
0.75%	06/27/47	[3,4]	42,251,737	40,146,663
Credit Suisse Mortgage Trust, Series 2015-6R, Class 2A1
1.22%	11/27/46	[3,4]	15,056,338	14,100,650
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB1, Class AF (STEP)
3.95%	01/25/33		19,059	19,240
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB4, Class M1
2.25%	03/25/33	[3]	4,393,830	4,353,450
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1
2.24%	11/25/33	[3]	103,642	101,438
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2 (STEP)
3.44%	01/25/36		9,408,061	7,435,827
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A1
1.36%	10/25/36	[3]	21,738,232	17,357,967

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB8, Class A2B
1.33%	10/25/36	[3]	$3,016,607	$3,001,054
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A3
1.37%	11/25/36	[3]	35,630,024	21,009,229
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4 (STEP)
3.76%	01/25/37		8,207,599	4,252,093
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF5 (STEP)
3.76%	01/25/37		15,424,033	7,805,694
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.29%	02/25/37		44,113,194	32,283,888
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2D (STEP)
4.29%	02/25/37		32,297,426	23,629,875
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2E (STEP)
4.29%	02/25/37		5,873,237	4,297,998
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A2
1.39%	04/25/37	[3]	35,225,144	26,701,645
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB7, Class A1
1.36%	10/25/36	[3]	69,681,816	50,577,041
CSAB Mortgage-Backed Trust, Series 2006-4, Class A6B (STEP)
5.78%	12/25/36		5,268,016	1,112,469
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A1
1.41%	08/25/36	[3]	6,041,921	5,229,635
Deutsche ALT-A Securities Mortgage Loan Trust, Series 2006-AR4, Class A1
1.35%	12/25/36	[3]	2,623,896	1,589,921
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 4A5
5.25%	06/25/35		190,120	191,585
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-6, Class 1A7
5.50%	12/25/35		614,883	513,649
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AR6, Class AR6
1.41%	02/25/37	[3]	1,178,072	975,414

See accompanying notes to Schedule of Portfolio Investments.

84 / N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.53%	02/25/36	[3]	$1,634,637	$1,331,974
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
1.57%	01/19/45	[3]	3,348,302	3,016,966
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 2A1A
1.46%	02/19/45	[3]	589,490	565,476
DSLA Mortgage Loan Trust, Series 2005-AR3, Class 2A1A
1.45%	07/19/45	[3]	294,679	274,998
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
1.41%	10/19/36	[3]	23,416,693	20,989,918
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
1.35%	04/19/47	[3]	13,503,003	12,040,995
Equity One ABS, Inc., Series 1998-1, Class A2 (STEP)
7.48%	11/25/29		83,747	81,740
Equity One Mortgage Pass-Through Trust, Series 2002-4, Class M1
5.22%	02/25/33	[3]	11,938	11,813
Equity One Mortgage Pass-Through Trust, Series 2002-5, Class M1 (STEP)
5.80%	11/25/32		57,048	58,478
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA2, Class 1A1
3.02%	08/25/34	[3]	13,692,397	14,178,054
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.00%	09/25/34	[3]	78,523	77,114
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1
3.18%	10/25/34	[3]	2,921,959	2,886,866
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.17%	12/25/35	[3]	27,936,254	25,337,848
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.06%	02/25/36	[3]	32,513,770	28,280,877
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4, Class 2A1
3.13%	06/25/35	[3]	30,167,505	27,384,607
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.08%	09/25/35	[3]	28,548,990	25,929,480
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.15%	10/25/35	[3]	37,018,036	32,143,161

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.16%	11/25/35	[3]	$32,062,891	$29,851,200
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.09%	03/25/36	[3]	32,683,467	27,883,036
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8, Class 1A7
6.00%	02/25/37		15,688	12,949
First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1
3.08%	02/25/34	[3]	1,033,646	1,036,250
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.02%	10/25/34	[3]	1,090,986	1,086,092
First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1
3.04%	12/25/34	[3]	521,095	524,618
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2
2.99%	01/25/37	[3]	197,435	176,499
First Horizon Mortgage Pass-Through Trust, Series 2007-AR3, Class 1A1
2.95%	11/25/37	[3]	519,453	497,328
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2
1.61%	08/19/34	[3]	16,809	16,593
Fremont Home Loan Trust, Series 2005-C, Class M1
1.70%	07/25/35	[3]	3,177,030	3,183,174
GE Business Loan Trust, Series 2007-1A, Class A
1.33%	04/16/35	[3,4]	11,669,292	10,837,912
GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 3A5
3.66%	12/19/33	[3]	4,378,085	4,381,413
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
3.96%	06/25/34	[3]	7,125	7,001
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1
3.48%	11/19/35	[3]	1,206,185	1,154,901
GMAC Mortgage Corp. Loan Trust, Series 2006-AR2, Class 1A1
2.86%	05/19/36	[3]	1,936,669	1,363,191
GMACM Home Equity Loan Trust, Series 2000-HE2, Class A1
1.46%	06/25/30	[3]	37,549	32,814
GreenPoint Mortgage Funding Trust, Series 2005-AR3, Class 1A1
1.46%	08/25/45	[3]	2,235,913	2,027,581

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  85

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 1A1A
1.49%	07/25/35	[3]	$11,385,108	$11,242,848
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
1.40%	01/25/47	[3]	1,522,613	1,525,402
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2
1.38%	02/25/37	[3]	4,291,604	4,111,669
GSAA Home Equity Trust, Series 2005-11, Class 1A1
1.50%	10/25/35	[3]	11,485,972	10,854,048
GSAA Home Equity Trust, Series 2005-9, Class 2A3
1.59%	08/25/35	[3]	3,022,222	3,003,003
GSAMP Trust, Series 2005-AHL2, Class A2D
1.57%	12/25/35	[3]	25,693,000	23,287,783
GSAMP Trust, Series 2005-HE5, Class M1
1.64%	11/25/35	[3]	4,921,172	4,925,286
GSR Mortgage Loan Trust, Series 2004-9, Class 3A1
3.46%	08/25/34	[3]	5,932	6,199
GSR Mortgage Loan Trust, Series 2004-9, Class 5A7
3.53%	08/25/34	[3]	554,916	556,271
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3
3.38%	10/25/35	[3]	5,459,168	4,584,989
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5
3.12%	09/25/35	[3]	320,309	344,447
GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1
1.41%	08/25/46	[3]	379,209	381,472
GSR Mortgage Loan Trust, Series 2007-AR2, Class 2A1
3.21%	05/25/37	[3]	3,890,687	3,636,604
Harborview Mortgage Loan Trust, Series 2004-1, Class 2A
3.27%	04/19/34	[3]	10,910	10,994
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A2A
1.89%	01/19/35	[3]	562,409	451,180
Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6
3.23%	06/19/34	[3]	6,694	6,699
Harborview Mortgage Loan Trust, Series 2005-4, Class 2A
3.72%	07/19/35	[3]	266,672	250,068
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
2.22%	10/25/37	[3]	990,918	969,400

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Mortgage Loan Trust, Series 2005-C, Class AI1
1.48%	10/25/35	[3]	$4,686,916	$4,688,159
Homestar Mortgage Acceptance Corp., Series 2004-5, Class A4
2.36%	10/25/34	[3]	1,091,886	1,098,143
HSBC Home Equity Loan Trust, Series 2007-3, Class A4
2.71%	11/20/36	[3]	2,236,241	2,247,089
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
2.41%	11/20/36	[3]	5,084,145	5,103,879
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3
1.41%	12/25/35	[3]	839,980	841,560
Impac CMB Trust, Series 2005-1, Class 1A1
1.74%	04/25/35	[3]	6,564,984	6,300,854
Impac CMB Trust, Series 2005-4, Class 1A1B
1.47%	05/25/35	[3]	9,035,342	8,298,787
Impac Secured Assets Trust, Series 2004-3, Class 1
2.02%	11/25/34	[3]	461,842	458,864
Impac Secured Assets Trust, Series 2007-2, Class 1A1A
1.33%	05/25/37	[3]	20,777,269	15,378,088
Impac Secured Assets Trust, Series 2007-2, Class 1A1B
1.47%	05/25/37	[3]	29,738,407	21,952,251
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A
3.07%	08/25/34	[3]	1,712,633	1,586,757
IndyMac Index Mortgage Loan Trust, Series 2004-AR5, Class 2A1B
2.02%	08/25/34	[3]	21,535	18,676
IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A2
2.08%	09/25/34	[3]	84,792	79,124
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 4A1
3.26%	03/25/35	[3]	1,226,563	1,240,834
IndyMac Index Mortgage Loan Trust, Series 2005-AR17, Class 3A1
3.21%	09/25/35	[3]	6,793,451	6,070,965
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.29%	10/25/35	[3]	40,732,225	35,556,711
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 3A1
3.12%	01/25/36	[3]	2,275,938	2,121,622

See accompanying notes to Schedule of Portfolio Investments.

86  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust, Series 2005-AR6, Class 2A1
1.70%	04/25/35	[3]	$870,581	$829,230
IndyMac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2
3.42%	08/25/36	[3]	21,744,116	17,327,821
IndyMac Index Mortgage Loan Trust, Series 2006-AR21, Class A1
1.34%	08/25/36	[3]	254,750	231,801
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A
1.42%	10/25/36	[3]	36,196,296	33,370,270
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 1A1
3.42%	05/25/36	[3]	5,812,827	4,456,604
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 2A1
3.44%	05/25/36	[3]	38,868,376	31,393,455
IndyMac Index Mortgage Loan Trust, Series 2007-AR1, Class 1A2
3.59%	03/25/37	[3]	1,146,086	1,115,294
IndyMac Index Mortgage Loan Trust, Series 2007-AR11, Class 1A1
3.03%	06/25/37	[3]	5,455,345	4,567,073
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1
3.30%	11/25/37	[3]	4,929,024	4,841,885
IndyMac Manufactured Housing Contract, Series 1997-1, Class A3
6.61%	02/25/28		178,962	181,366
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 2A1
3.44%	05/25/36	[3]	1,174,698	914,903
JPMorgan Alternative Loan Trust, Series 2006-A2, Class 5A1
3.41%	05/25/36	[3]	11,496,998	8,112,736
JPMorgan Mortgage Acquisition Trust, Series 2005-WMC1, Class M2
1.88%	09/25/35	[3]	16,648,310	16,403,705
JPMorgan Mortgage Acquisition Trust, Series 2006-NC2, Class A4
1.37%	07/25/36	[3]	19,988,374	19,859,047
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A (STEP)
5.83%	07/25/36		28,685,237	15,688,536
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A6 (STEP)
6.00%	07/25/36		5,871,310	3,360,683
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class AV5
1.46%	11/25/36	[3]	12,150,541	12,151,631

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust, Series 2007-CH3, Class A4
1.43%	03/25/37	[3]	$3,566,818	$3,526,802
JPMorgan Mortgage Acquisition Trust, Series 2007-CH4, Class A1
1.37%	05/25/37	[3]	101,675,026	97,231,593
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1
1.32%	03/25/47	[3]	176,083	110,332
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF2 (STEP)
4.45%	03/25/47		11,519,006	8,462,168
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF3 (STEP)
4.45%	03/25/47		9,253,984	6,798,045
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF4 (STEP)
4.45%	03/25/47		4,406,659	3,236,981
JPMorgan Mortgage Acquisition Trust, Series 2007-HE1, Class AV4
1.50%	03/25/47	[3]	240,000	202,761
JPMorgan Mortgage Trust, Series 2003-A2, Class 2A3
2.88%	11/25/33	[3]	237,902	236,288
JPMorgan Mortgage Trust, Series 2004-A4, Class 1A3
3.53%	09/25/34	[3]	1,217,184	1,250,053
JPMorgan Mortgage Trust, Series 2005-A5, Class TA1
3.37%	08/25/35	[3]	190,291	190,361
JPMorgan Mortgage Trust, Series 2005-S2, Class 4A3
5.50%	09/25/20		4,458,500	4,331,080
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A3
3.14%	11/25/33	[3]	11,209	11,396
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.35%	05/25/36	[3]	1,980,119	1,671,818
JPMorgan Mortgage Trust, Series 2006-A3, Class 3A3
3.38%	05/25/36	[3]	1,306,619	1,217,283
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A1
3.77%	06/25/36	[3]	978,325	929,041
JPMorgan Mortgage Trust, Series 2006-A4, Class 1A4
3.77%	06/25/36	[3]	3,153,808	3,000,025
JPMorgan Mortgage Trust, Series 2006-A5, Class 2A4
3.44%	08/25/36	[3]	713,278	685,710

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  87

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust, Series 2007-A1, Class 5A2
3.41%	07/25/35	[3]	$3,631,105	$3,693,394
JPMorgan Mortgage Trust, Series 2007-A3, Class 2A3
3.27%	05/25/37	[3]	4,767,668	4,268,397
JPMorgan Mortgage Trust, Series 2007-A3, Class 3A2
3.37%	05/25/37	[3]	718,602	699,088
JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1
3.47%	06/25/37	[3]	6,531,255	6,389,891
JPMorgan Mortgage Trust, Series 2007-A4, Class 2A3
3.55%	06/25/37	[3]	1,033,559	970,466
JPMorgan Resecuritization Trust, Series 2015-1, Class 3A1
1.21%	12/27/46	[3,4]	22,440,276	21,511,617
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4
5.27%	04/15/40		9,285	9,503
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A6
6.47%	04/15/40	[3]	2,689,395	2,778,670
Lehman XS Trust, Series 2005-5N, Class 3A1A
1.52%	11/25/35	[3]	17,063,233	16,276,329
Lehman XS Trust, Series 2006-12N, Class A31A
1.42%	08/25/46	[3]	26,941,842	21,746,304
Lehman XS Trust, Series 2006-13, Class 1A2
1.39%	09/25/36	[3]	15,958,546	14,950,605
Lehman XS Trust, Series 2006-14N, Class 3A2
1.34%	08/25/36	[3]	120,318	106,119
Lehman XS Trust, Series 2006-9, Class A1B
1.38%	05/25/46	[3]	22,217,889	21,012,684
Long Beach Mortgage Loan Trust, Series 2004-4, Class M1
2.12%	10/25/34	[3]	65,031	62,679
MASTR Adjustable Rate Mortgages Trust, Series 2003-6, Class 4A2
3.50%	01/25/34	[3]	101,768	100,563
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.56%	11/25/33	[3]	1,573,676	1,658,015
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1
3.19%	11/21/34	[3]	8,999,993	9,265,579

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 9A1
3.31%	10/25/34	[3]	$884,996	$872,738
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34	[3]	260	217
MASTR Adjustable Rate Mortgages Trust, Series 2004-8, Class 2A1
3.46%	09/25/34	[3]	5,094,763	5,169,257
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 5A1
3.56%	05/25/36	[3]	10,634,206	8,755,196
MASTR Alternative Loan Trust, Series 2004-6, Class 3A1
4.75%	07/25/19		901,233	913,040
MASTR Asset Securitization Trust, Series 2004-3, Class 3A2
4.50%	03/25/19		365,505	370,630
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A3
1.37%	11/25/36	[3]	17,170,872	8,194,321
MASTR Asset-Backed Securities Trust, Series 2006-HE4, Class A4
1.43%	11/25/36	[3]	4,769,687	2,297,253
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A3
1.43%	05/25/37	[3]	50,254,031	44,979,920
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.13%	10/25/32	[3]	24,210	24,443
Mellon Residential Funding Corp., Series 2001-TBC1, Class A1
1.86%	11/15/31	[3]	2,154,297	2,037,014
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-5, Class 1A
1.37%	04/25/36	[3]	38,244,796	37,586,807
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
1.38%	10/25/36	[3]	5,246,394	3,912,326
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2B
1.33%	12/25/37	[3]	13,284,507	9,175,908
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2C
1.38%	12/25/37	[3]	36,533,587	25,431,271
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
1.43%	12/25/37	[3]	26,478,354	18,574,319
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FFS, Class IIA4
1.45%	07/25/36	[3]	31,440,000	26,595,772

See accompanying notes to Schedule of Portfolio Investments.

88  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2B
1.39%	04/25/37	[3]	$16,954,766	$9,662,192
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
1.47%	04/25/37	[3]	71,022,860	41,012,200
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C
1.46%	05/25/37	[3]	43,000,199	27,054,044
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2D
1.54%	05/25/37	[3]	21,235,366	13,519,253
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2C
1.40%	06/25/37	[3]	18,620,984	13,578,066
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-3, Class A2D
1.47%	06/25/37	[3]	24,870,274	18,585,451
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A2
1.34%	07/25/37	[3]	38,408,124	25,298,263
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A3
1.38%	07/25/37	[3]	28,154,109	17,709,992
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2C
1.36%	01/25/38	[3]	100,308,787	71,276,450
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
1.32%	03/25/37	[3]	35,432,571	21,242,783
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C
1.37%	03/25/37	[3]	18,316,919	11,072,898
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2D
1.44%	03/25/37	[3]	34,105,618	20,855,729
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.27%	10/25/33	[3]	667,226	680,049
Merrill Lynch Mortgage Investors Trust, Series 2004-A4, Class A1
3.09%	08/25/34	[3]	2,968,097	3,026,566
Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A
1.43%	02/25/36	[3]	17,776	17,373
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2B (STEP)
5.61%	03/25/37		34,664,016	11,265,207
Merrill Lynch Mortgage Investors, Inc., Series 2006-WMC2, Class A2D (STEP)
5.90%	03/25/37		27,130,332	8,816,418

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
3.56%	08/25/36	[3]	$8,116,168	$7,549,383
Mid-State Trust XI, Series 2011, Class A1
4.86%	07/15/38		304,528	317,729
Mid-State Trust, Series 2004-1, Class A
6.01%	08/15/37		416,684	454,188
Mid-State Trust, Series 2005-1, Class A
5.75%	01/15/40		19,862,188	21,388,991
Mid-State Trust, Series 2006-1, Class A
5.79%	10/15/40	[4]	13,568,240	14,552,603
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
1.52%	12/25/35	[3]	11,812,894	11,786,166
Morgan Stanley Mortgage Loan Trust, Series 2004-11AR, Class 1A1
1.54%	01/25/35	[3]	253,133	236,715
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 2A2
5.50%	04/25/34		259,889	262,280
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.87%	09/25/34	[3]	1,707,040	1,719,717
Morgan Stanley Mortgage Loan Trust, Series 2005-2AR, Class A
1.48%	04/25/35	[3]	6,324,382	6,070,268
Morgan Stanley Mortgage Loan Trust, Series 2006-7, Class 5A2
5.96%	06/25/36	[3]	895,062	457,754
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 1A2S (STEP)
5.50%	02/25/47		315,958	319,863
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A1
1.34%	04/25/37	[3]	6,374,791	3,130,989
Morgan Stanley Resecuritization Trust, Series 2013-R9, Class 3A
2.50%	06/26/46	[3,4]	7,779,635	7,785,819
Morgan Stanley Resecuritization Trust, Series 2014-R2, Class 1A
1.51%	12/26/46	[3,4]	21,772,784	21,199,833
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 4A
1.67%	07/26/46	[3,4]	9,557,783	9,470,556
Morgan Stanley Resecuritization Trust, Series 2014-R4, Class 2A
3.39%	08/26/34	[3,4]	4,936,373	5,009,609
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A
1.44%	06/26/47	[3,4]	41,351,516	40,143,250

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  89

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 4A
1.65%	06/26/47[3,4]	$17,909,785	$17,552,560
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 2A
1.42%	08/26/47[3,4]	22,479,967	22,197,290
MortgageIT Trust, Series 2005-1, Class 1A1
1.86%	02/25/35[3]	12,151,979	11,909,750
MortgageIT Trust, Series 2005-4, Class A1
1.50%	10/25/35[3]	14,563,002	13,958,917
MortgageIT Trust, Series 2005-5, Class A1
1.48%	12/25/35[3]	2,069,740	1,929,978
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV4
1.50%	09/25/36[3]	21,695,132	21,311,609
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV4
1.47%	06/25/37[3]	8,265,000	7,051,775
New Century Home Equity Loan Trust, Series 2003-6, Class M1
2.30%	01/25/34[3]	33,074	32,818
New Century Home Equity Loan Trust, Series 2005-2, Class M1
1.86%	06/25/35[3]	247	248
New Century Home Equity Loan Trust, Series 2005-4, Class M1
1.70%	09/25/35[3]	11,578,305	11,589,869
New Century Home Equity Loan Trust, Series 2005-B, Class A1
1.47%	10/25/35[3]	19,981,276	20,072,318
Newcastle Mortgage Securities Trust, Series 2006-1, Class A4
1.50%	03/25/36[3]	17,473,651	17,516,032
Nomura Home Equity Loan, Inc., Series 2006-HE2, Class A4
1.49%	03/25/36[3]	24,732,000	23,172,014
Nomura Home Equity Loan, Inc., Series 2006-WF1, Class A4
1.46%	03/25/36[3]	11,584,826	11,614,284
Nomura Resecuritization Trust, Series 2014-6R, Class 2A1
0.64%	03/26/37[3,4]	15,022,501	14,516,319
Nomura Resecuritization Trust, Series 2011-4RA, Class 1A1
2.95%	12/26/36[3,4]	11,759,493	11,846,130
Nomura Resecuritization Trust, Series 2011-4RA, Class 2A1
3.06%	06/26/37[3,4]	5,931,883	6,006,995
Nomura Resecuritization Trust, Series 2013-1R, Class 2A1
1.27%	11/26/36[3,4]	9,407,623	9,128,850

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Nomura Resecuritization Trust, Series 2014-4R, Class 1A1
3.13%	01/26/36[3,4]	$12,520,057	$12,604,315
Nomura Resecuritization Trust, Series 2014-4R, Class 3A1
1.17%	09/26/36[3,4]	6,987,283	6,802,392
Nomura Resecuritization Trust, Series 2014-7R, Class 4A1
1.15%	01/26/37[3,4]	27,221,417	26,512,236
Nomura Resecuritization Trust, Series 2015-4R, Class 1A1
1.09%	03/26/47[3,4]	13,183,210	12,993,424
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29[3]	22,989,625	14,798,417
Option One Mortgage Loan Trust, Series 2005-5, Class A3
1.43%	12/25/35[3]	12,227	12,220
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-4, Class A2D
1.46%	05/25/37[3]	27,372,952	21,652,492
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A
1.48%	09/25/35[3]	3,327,851	3,331,353
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A5 (STEP)
4.04%	01/25/36	22,910,000	20,490,547
Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A3
1.48%	11/25/46[3]	85,000	83,027
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
1.53%	06/25/47[3]	23,015,500	17,108,349
Provident Funding Mortgage Loan Trust, Series 2003-1, Class A
3.12%	08/25/33[3]	807,612	810,795
Residential Accredit Loans Trust, Series 2003-QS3, Class A4
5.50%	02/25/18	13,289	13,366
Residential Accredit Loans Trust, Series 2005-QA10, Class A31
4.11%	09/25/35[3]	702,335	604,296
Residential Accredit Loans Trust, Series 2005-QA12, Class CB1
4.13%	12/25/35[3]	5,908,940	4,107,467
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.86%	04/25/35[3]	3,972,134	3,829,365
Residential Accredit Loans Trust, Series 2005-QA7, Class A1
3.79%	07/25/35[3]	5,552,845	4,408,911

See accompanying notes to Schedule of Portfolio Investments.

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June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust, Series 2005-QO5, Class A1
1.73%	01/25/46[3]	$9,258,708	$7,793,417
Residential Accredit Loans Trust, Series 2006-QA1, Class A11
3.93%	01/25/36[3]	237,364	197,325
Residential Accredit Loans Trust, Series 2006-QA1, Class A21
4.32%	01/25/36[3]	22,669,437	19,403,880
Residential Accredit Loans Trust, Series 2006-QA7, Class 2A1
1.40%	08/25/36[3]	39,538,314	34,994,496
Residential Accredit Loans Trust, Series 2006-QS10, Class AV (IO)
0.57%	08/25/36[3,5]	40,524,974	962,950
Residential Accredit Loans Trust, Series 2006-QS12, Class 2A9
1.60%	09/25/36[3]	351,876	263,781
Residential Accredit Loans Trust, Series 2006-QS2, Class 1AV (IO)
0.49%	02/25/36[3,5]	137,489,526	2,655,088
Residential Accredit Loans Trust, Series 2006-QS7, Class AV (IO)
0.67%	06/25/36[3,5]	72,232,758	1,784,615
Residential Accredit Loans Trust, Series 2006-QS8, Class AV (IO)
0.78%	08/25/36[3,5]	163,777,789	5,081,517
Residential Accredit Loans Trust, Series 2007-QS10, Class AV (IO)
0.45%	09/25/37[3,5]	107,913,158	1,853,430
Residential Accredit Loans Trust, Series 2007-QS4, Class 3AV (IO)
0.37%	03/25/37[3,5]	67,888,154	905,105
Residential Accredit Loans Trust, Series 2007-QS5, Class AV (IO)
0.26%	03/25/37[3,5]	81,593,567	1,040,979
Residential Accredit Loans Trust, Series 2007-QS6, Class AV (IO)
0.33%	04/25/37[3,5]	173,725,580	2,308,969
Residential Accredit Loans Trust, Series 2007-QS7, Class 2AV (IO)
0.36%	06/25/37[3,5]	53,267,722	778,391
Residential Accredit Loans Trust, Series 2007-QS8, Class AV (IO)
0.39%	06/25/37[3,5]	145,032,106	2,322,182
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A2
6.50%	12/25/31	35,199	35,511
Residential Asset Mortgage Products Trust, Series 2003-RS10, Class AI6 (STEP)
5.69%	11/25/33	339,943	344,395

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A (STEP)
5.76%	12/25/33	$215,057	$225,962
Residential Asset Mortgage Products Trust, Series 2003-RS9, Class AI6A (STEP)
5.64%	10/25/33	89,714	94,571
Residential Asset Mortgage Products Trust, Series 2004-RS12, Class AI6
4.55%	12/25/34	543	546
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31	54,081	57,418
Residential Asset Mortgage Products Trust, Series 2004-SL3, Class A4
8.50%	12/25/31	36,461	28,689
Residential Asset Mortgage Products Trust, Series 2005-RS8, Class A3
1.59%	09/25/35[3]	25,710,324	25,933,734
Residential Asset Securities Trust, Series 2004-IP2, Class 1A1
3.32%	12/25/34[3]	340,193	358,368
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.28%	12/25/34[3]	31,034	31,146
Residential Asset Securities Trust, Series 2004-IP2, Class 3A1
3.30%	12/25/34[3]	773,660	772,739
Residential Asset Securities Trust, Series 2006-A7CB, Class 1A3
6.25%	07/25/36	3,311,212	3,305,865
Residential Funding Mortgage Securities Trust, Series 2005-SA5, Class 1A
3.46%	11/25/35[3]	8,468,914	7,020,337
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 3A1
4.30%	09/25/36[3]	1,382,376	1,188,927
Residential Funding Mortgage Securities Trust, Series 2006-SA3, Class 4A1
4.66%	09/25/36[3]	473,906	389,144
Residential Funding Mortgage Securities Trust, Series 2006-SA4, Class 2A1
4.46%	11/25/36[3]	155,667	149,106
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 2A2
3.97%	04/25/37[3]	3,043,330	2,943,796
Saxon Asset Securities Trust, Series 2001-2, Class AF6 (STEP)[6]
5.09%	06/25/16[7]	9,527	9,541
Saxon Asset Securities Trust, Series 2005-2, Class M1
1.85%	10/25/35[3]	4,269,188	4,275,940

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  91

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Saxon Asset Securities Trust, Series 2007-1, Class A2C
1.37%	01/25/47[3]	$10,525,651	$9,436,758
Saxon Asset Securities Trust, Series 2007-3, Class 2A3
1.62%	09/25/47[3]	32,174,000	28,053,495
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2A
1.33%	02/25/37[3]	7,345,500	4,006,266
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR1, Class A2B
1.49%	02/25/37[3]	36,362,525	20,845,001
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
1.45%	02/25/37[3]	59,048,196	38,345,976
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
1.35%	05/25/37[3]	22,692,256	17,850,219
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2C
1.57%	05/25/37[3]	17,114,303	13,862,661
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
1.37%	12/25/36[3]	40,123,462	23,789,024
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC2, Class A2B
1.36%	01/25/37[3]	22,438,378	16,022,066
Sequoia Mortgage Trust, Series 2003-2, Class A1
1.87%	06/20/33[3]	1,433	1,380
Sequoia Mortgage Trust, Series 2003-8, Class A1
1.85%	01/20/34[3]	2,778	2,677
Sequoia Mortgage Trust, Series 2004-3, Class A
1.90%	05/20/34[3]	766,994	740,571
SG Mortgage Securities Trust, Series 2007-NC1, Class A2
1.46%	12/25/36[3,4]	18,456,507	11,537,048
Soundview Home Loan Trust, Series 2006-EQ1, Class A4
1.47%	10/25/36[3]	14,062,000	11,284,609
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A3
3.20%	02/25/34[3]	27,606	27,811
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.37%	09/25/34[3]	13,808,693	13,664,591
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A
3.33%	10/25/34[3]	319,210	314,681

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 2A
3.36%	10/25/34[3]	$14,320,421	$14,584,827
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-15, Class A
3.32%	10/25/34[3]	3,836,564	3,790,927
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1
3.43%	11/25/34[3]	10,740,513	10,789,182
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-17, Class A1
1.99%	11/25/34[3]	65,971	59,942
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2
3.29%	01/25/35[3]	1,054,665	1,010,188
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
3.33%	06/25/35[3]	3,397,826	3,174,367
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 1A1
1.38%	01/25/37[3]	46,365,820	39,240,835
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2A1
3.49%	10/25/47[3]	1,224,827	1,106,822
Structured Asset Investment Loan Trust, Series 2005-HE3, Class A5
1.94%	09/25/35[3]	3,030,408	3,033,709
Structured Asset Investment Loan Trust, Series 2006-1, Class A3
1.42%	01/25/36[3]	5,438,919	5,431,185
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2004-23XS, Class 2A1
1.52%	01/25/35[3]	2,726,341	2,528,526
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF2, Class A4
1.53%	07/25/36[3]	26,537,240	26,005,180
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A1
1.36%	09/25/36[3]	12,207,496	12,193,641
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF3, Class A3
1.37%	09/25/36[3]	53,145	53,150
Structured Asset Securities Corp., Series 1997-2, Class 2A4
7.25%	03/28/30	1,756	1,792
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
3.18%	10/25/31[3]	9,493	9,510
Structured Asset Securities Corp., Series 2003-26A, Class 3A5
3.27%	09/25/33[3]	294,397	290,648

See accompanying notes to Schedule of Portfolio Investments.

92  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Securities Corp., Series 2003-34A, Class 5A4
3.38%	11/25/33[3]	$2,199,814	$2,237,722
Structured Asset Securities Corp., Series 2004-2AC, Class A1
3.27%	02/25/34[3]	104,718	105,236
Structured Asset Securities Corp., Series 2005-17, Class 4A4
5.50%	10/25/35	4,216,577	4,391,160
Structured Asset Securities Corp., Series 2005-5, Class 2A4
5.50%	04/25/35	3,767,939	3,639,721
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 1A1
3.70%	06/25/37[3]	6,866,097	6,597,194
Thornburg Mortgage Securities Trust, Series 2004-4, Class 2A
2.84%	12/25/44[3]	192,725	188,627
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A3
1.45%	01/25/37[3]	23,407,698	15,708,110
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
1.33%	01/25/37[3]	4,857,475	2,925,980
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A3
1.37%	01/25/37[3]	44,839,952	27,161,649
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A4
1.45%	01/25/37[3]	15,052,015	9,218,838
WaMu Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1
2.82%	11/25/30[3]	416,568	419,288
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
3.23%	06/25/33[3]	6,658,962	6,695,867
WaMu Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2
3.13%	06/25/34[3]	68,714	69,838
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
1.64%	05/25/44[3]	2,462,609	2,383,907
WaMu Mortgage Pass-Through Certificates, Series 2005-3, Class 2A3
1.77%	05/25/35[3]	4,812,755	3,351,161
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
1.72%	06/25/35[3]	8,041,252	6,772,689
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
1.86%	01/25/45[3]	1,152,959	1,147,082

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
1.54%	08/25/45[3]	$58,932,133	$57,634,400
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.79%	10/25/35[3]	2,261,411	2,267,970
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
1.51%	10/25/45[3]	9,211,494	9,106,200
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.06%	12/25/35[3]	6,981,688	6,482,716
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1
1.48%	11/25/45[3]	42,713,973	41,360,875
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
1.49%	12/25/45[3]	19,753,742	19,469,483
WaMu Mortgage Pass-Through Certificates, Series 2005-AR19, Class A1A2
1.51%	12/25/45[3]	25,900,911	24,188,213
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 1A1A
1.55%	01/25/45[3]	19,754,818	19,334,145
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
1.53%	01/25/45[3]	1,926,277	1,806,425
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A23
1.60%	01/25/45[3]	6,840,200	6,470,431
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
1.45%	04/25/45[3]	258,453	248,301
WaMu Mortgage Pass-Through Certificates, Series 2006-AR1, Class 2A1A
1.80%	01/25/46[3]	49,585,582	50,295,752
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A4
2.92%	09/25/36[3]	21,346,537	20,498,004
WaMu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 3A1
2.81%	12/25/36[3]	1,057,150	1,003,890
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.73%	02/25/46[3]	1,270,391	1,244,090
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.63%	05/25/46[3]	8,628,097	8,175,083
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.71%	07/25/46[3]	17,822,641	16,228,365

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  93

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-1, Class 2A1
6.00%	01/25/22		$392,586	$380,838
WaMu Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A2
4.00%	07/25/37[3]		412,210	384,197
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A
1.43%	02/25/47[3]		20,457,781	17,669,764
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		326,051	316,729
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-M, Class A1
3.00%	12/25/33[3]		1,281,614	1,293,988
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-L, Class A8
3.17%	07/25/34[3]		332,488	341,422
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1
3.19%	09/25/34[3]		3,014,153	3,083,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A14
3.15%	06/25/35[3]		1,327,751	1,375,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4
6.00%	08/25/36		2,869,334	2,901,123
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 2A3
5.50%	03/25/36		315,855	320,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1
3.23%	03/25/36[3]		4,786,950	4,559,267
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1
3.32%	07/25/36[3]		286,137	287,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.32%	07/25/36[3]		97,041	97,372
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A3
3.32%	07/25/36[3]		207,538	208,247
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6
3.32%	07/25/36[3]		1,213,158	1,217,303
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 1A3
3.20%	04/25/36	[3]	10,368	10,308

				5,216,373,482

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed — 31.98%
Fannie Mae Pool (TBA)
3.00%	07/25/27	$387,550,000	$397,783,731
3.00%	07/25/43	434,465,000	433,955,872
3.50%	07/25/42	774,165,000	795,152,133
4.00%	07/25/41	1,944,680,000	2,044,420,751
4.50%	08/25/44	737,395,000	790,280,048
Fannie Mae Pool 190375
5.50%	11/01/36	1,292,573	1,444,977
Fannie Mae Pool 190396
4.50%	06/01/39	18,159	19,539
Fannie Mae Pool 254232
6.50%	03/01/22	21,807	24,130
Fannie Mae Pool 313182
7.50%	10/01/26	2,568	2,795
Fannie Mae Pool 394854
6.50%	05/01/27	1,483	1,662
Fannie Mae Pool 464367
4.54%	01/01/20	4,908,065	5,179,603
Fannie Mae Pool 466766
3.88%	12/01/20	17,723,669	18,744,671
Fannie Mae Pool 467243
4.55%	01/01/21	2,514,622	2,706,728
Fannie Mae Pool 467572
3.80%	04/01/18	5,413,059	5,449,027
Fannie Mae Pool 468128
4.33%	07/01/21	1,946,063	2,099,561
Fannie Mae Pool 468551
3.98%	07/01/21	10,252,500	10,944,316
Fannie Mae Pool 468587
3.84%	08/01/21	692,127	733,858
Fannie Mae Pool 468764
4.16%	07/01/21	28,200,000	30,262,210
Fannie Mae Pool 545191
7.00%	09/01/31	4,589	4,981
Fannie Mae Pool 545756
7.00%	06/01/32	1,256	1,473
Fannie Mae Pool 545831
6.50%	08/01/17	36	36
Fannie Mae Pool 606108
7.00%	03/01/31	4,249	4,371
Fannie Mae Pool 613142
7.00%	11/01/31	10,346	12,142
Fannie Mae Pool 625666
7.00%	01/01/32	10,134	11,312
Fannie Mae Pool 633698
7.50%	02/01/31	57,056	66,501
Fannie Mae Pool 655928
7.00%	08/01/32	174,779	204,155

See accompanying notes to Schedule of Portfolio Investments.

94  /  N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 725257
5.50%	02/01/34		$1,452,255	$1,625,726
Fannie Mae Pool 734830
4.50%	08/01/33		20,568	22,135
Fannie Mae Pool 734922
4.50%	09/01/33		2,795,976	3,033,752
Fannie Mae Pool 735207
7.00%	04/01/34		32,490	37,224
Fannie Mae Pool 735224
5.50%	02/01/35		5,820,310	6,522,473
Fannie Mae Pool 735646
4.50%	07/01/20		847,563	871,208
Fannie Mae Pool 735651
4.50%	06/01/35		6,404,029	6,910,703
Fannie Mae Pool 735686
6.50%	12/01/22		23,524	26,024
Fannie Mae Pool 740297
5.50%	10/01/33		2,535	2,838
Fannie Mae Pool 745147
4.50%	12/01/35		42,114	45,386
Fannie Mae Pool 745592
5.00%	01/01/21		3,522	3,608
Fannie Mae Pool 753168
4.50%	12/01/33		10,806	11,628
Fannie Mae Pool 815422
4.50%	02/01/35		67,113	72,186
Fannie Mae Pool 817611
2.93%	11/01/35	[3]	435,886	464,136
Fannie Mae Pool 839109
3.41%	11/01/35	[3]	8,016	8,396
Fannie Mae Pool 841031
3.34%	11/01/35	[3]	2,851	2,993
Fannie Mae Pool 844773
3.16%	12/01/35	[3]	6,590	6,910
Fannie Mae Pool 888412
7.00%	04/01/37		533,194	594,647
Fannie Mae Pool 889125
5.00%	12/01/21		2,679,048	2,761,264
Fannie Mae Pool 889184
5.50%	09/01/36		5,377,294	6,025,043
Fannie Mae Pool 918445
3.46%	05/01/37	[3]	25,537	26,944
Fannie Mae Pool 933033
6.50%	10/01/37		715,003	784,651
Fannie Mae Pool AB1613
4.00%	10/01/40		46,785,875	49,907,368
Fannie Mae Pool AB1803
4.00%	11/01/40		53,896,743	57,639,871

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB2127
3.50%	01/01/26	$29,052,900	$30,306,941
Fannie Mae Pool AB3679
3.50%	10/01/41	17,644,429	18,246,046
Fannie Mae Pool AB3864
3.50%	11/01/41	15,027,296	15,557,194
Fannie Mae Pool AB4045
3.50%	12/01/41	16,169,722	16,789,588
Fannie Mae Pool AB4262
3.50%	01/01/32	11,722,447	12,216,592
Fannie Mae Pool AB9703
3.50%	06/01/43	41,043,307	42,375,357
Fannie Mae Pool AC8279
4.50%	08/01/39	27,180	29,297
Fannie Mae Pool AD0849
4.25%	02/01/20	26,887,426	28,253,711
Fannie Mae Pool AD0850
4.31%	02/01/20	35,338,544	36,984,353
Fannie Mae Pool AD0895
4.50%	07/01/19	31,162,384	32,604,461
Fannie Mae Pool AE0482
5.50%	01/01/38	13,061,968	14,544,802
Fannie Mae Pool AE0600
3.85%	11/01/20	27,493,954	29,070,762
Fannie Mae Pool AE0605
4.65%	07/01/20	16,036,045	16,916,178
Fannie Mae Pool AE0918
3.67%	10/01/20	4,757,547	4,994,330
Fannie Mae Pool AH3780
4.00%	02/01/41	21,042,356	22,502,696
Fannie Mae Pool AJ1404
4.00%	09/01/41	32,046,426	34,043,442
Fannie Mae Pool AL0209
4.50%	05/01/41	32,012,760	35,060,601
Fannie Mae Pool AL0290
4.45%	04/01/21	27,758,978	29,955,710
Fannie Mae Pool AL0600
4.30%	07/01/21	4,469,925	4,804,578
Fannie Mae Pool AL0834
4.07%	10/01/21	27,384,620	29,318,459
Fannie Mae Pool AL0851
6.00%	10/01/40	23,597,201	26,514,272
Fannie Mae Pool AL1445
4.36%	11/01/21	72,264,842	77,044,805
Fannie Mae Pool AL2669
4.46%	09/01/21	23,540,441	25,046,696
Fannie Mae Pool AL4597
4.00%	01/01/44	79,961,658	85,335,998

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  95

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AL6162
3.30%	02/01/23		$21,125,643	$21,978,585
Fannie Mae Pool AL6466
2.90%	11/01/26		99,107,612	100,881,390
Fannie Mae Pool AL6829
2.96%	05/01/27		2,803,941	2,826,070
Fannie Mae Pool AL8037
4.50%	07/01/34		368,346	396,528
Fannie Mae Pool AL8356
4.50%	07/01/34		1,061,840	1,141,912
Fannie Mae Pool AL9105
4.50%	10/01/46		179,908,588	193,109,805
Fannie Mae Pool AL9106
4.50%	02/01/46		124,587,601	133,832,927
Fannie Mae Pool AL9472
4.00%	10/01/43		15,320,537	16,168,256
Fannie Mae Pool AL9722
4.50%	08/01/46		918,808,495	988,436,997
Fannie Mae Pool AL9846
4.50%	02/01/47		981,710,365	1,055,798,868
Fannie Mae Pool AL9990
4.50%	04/01/47		226,054,712	242,563,144
Fannie Mae Pool AM0414
2.87%	09/01/27		39,760,000	39,931,613
Fannie Mae Pool AM4108
3.85%	08/01/25		4,716	5,075
Fannie Mae Pool AM4109
3.85%	08/01/25		4,716	5,075
Fannie Mae Pool AM4236
3.94%	08/01/25		9,472	10,253
Fannie Mae Pool AM4687
3.70%	12/01/25		5,294,486	5,629,930
Fannie Mae Pool AM4869
4.07%	12/01/25		1,879,955	2,043,852
Fannie Mae Pool AM5327
3.71%	03/01/26		2,905,729	3,105,337
Fannie Mae Pool AM6057
3.44%	08/01/26		6,750,000	7,045,012
Fannie Mae Pool AM6155
3.23%	07/01/26		2,956,204	3,048,623
Fannie Mae Pool AM6261
1.22%	07/01/19	[3]	9,500,000	9,508,083
Fannie Mae Pool AM6667
3.39%	09/01/26		3,461,000	3,606,527
Fannie Mae Pool AM7016
3.47%	10/01/29		5,065,000	5,279,202
Fannie Mae Pool AM8036
2.66%	03/01/27		1,965,000	1,943,123

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AM8709
2.82%	04/01/27	$6,482,170	$6,503,767
Fannie Mae Pool AM8765
2.83%	06/01/27	4,000,000	3,985,847
Fannie Mae Pool AM8958
2.97%	06/01/30	5,500,000	5,446,270
Fannie Mae Pool AM8969
3.27%	07/01/30	12,691,000	12,948,575
Fannie Mae Pool AM9004
2.80%	06/01/25	100,000,000	101,464,214
Fannie Mae Pool AM9282
3.76%	12/01/30	10,000,000	10,684,436
Fannie Mae Pool AM9440
3.05%	07/01/27	47,705,000	48,343,843
Fannie Mae Pool AM9601
3.39%	08/01/27	3,820,377	3,979,920
Fannie Mae Pool AM9602
3.57%	08/01/27	1,783,492	1,879,433
Fannie Mae Pool AM9623
3.34%	07/01/30	1,420,000	1,458,529
Fannie Mae Pool AM9749
3.48%	11/01/30	5,556,133	5,768,503
Fannie Mae Pool AM9954
3.22%	11/01/27	3,266,891	3,360,620
Fannie Mae Pool AN0153
3.36%	11/01/30	10,858,384	11,177,804
Fannie Mae Pool AN0154
3.36%	11/01/30	15,395,106	15,847,983
Fannie Mae Pool AN0543
3.53%	01/01/31	7,125,000	7,433,637
Fannie Mae Pool AN0648
3.28%	01/01/28	14,287,409	14,766,817
Fannie Mae Pool AN0768
3.19%	01/01/26	13,003,309	13,441,599
Fannie Mae Pool AN0854
3.28%	02/01/28	8,815,000	9,056,210
Fannie Mae Pool AN0959
2.92%	05/01/31	35,459,000	34,905,725
Fannie Mae Pool AN0962
3.43%	02/01/31	15,423,000	15,942,311
Fannie Mae Pool AN1210
2.85%	05/01/31	5,977,500	5,849,612
Fannie Mae Pool AN1427
2.96%	04/01/28	4,225,290	4,249,712
Fannie Mae Pool AN1468
2.97%	05/01/31	26,320,000	25,968,216
Fannie Mae Pool AN1482
3.03%	05/01/31	5,532,460	5,523,510

See accompanying notes to Schedule of Portfolio Investments.

96  /  N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN1682
3.13%	05/01/31		$22,174,578	$22,047,071
Fannie Mae Pool AN1686
2.32%	07/01/26		31,275,799	30,554,818
Fannie Mae Pool AN1688
2.32%	07/01/26		26,554,923	25,942,770
Fannie Mae Pool AN1835
2.54%	07/01/28		16,550,000	15,892,911
Fannie Mae Pool AN1954
2.26%	07/01/26		29,073,000	28,071,935
Fannie Mae Pool AN2063
2.58%	07/01/26		284,677,800	279,928,441
Fannie Mae Pool AN2118
2.32%	08/01/26		14,770,211	14,425,924
Fannie Mae Pool AN2228
2.52%	08/01/26		15,985,000	15,655,540
Fannie Mae Pool AN2248
2.48%	08/01/26		51,160,000	49,631,279
Fannie Mae Pool AN2270
2.51%	08/01/26		2,687,021	2,643,039
Fannie Mae Pool AN2271
2.33%	08/01/26		2,152,000	2,071,575
Fannie Mae Pool AN2309
2.21%	07/01/26		46,274,089	44,826,388
Fannie Mae Pool AN2338
2.36%	09/01/26		42,190,228	40,949,658
Fannie Mae Pool AN2367
2.46%	08/01/26		12,502,000	12,235,189
Fannie Mae Pool AN2371
2.18%	09/01/26		36,938,901	35,424,891
Fannie Mae Pool AN2840
2.49%	09/01/28		21,955,000	20,967,213
Fannie Mae Pool AN3097
2.54%	11/01/28		35,120,000	33,779,937
Fannie Mae Pool AN3574
2.34%	11/01/26		28,210,000	27,094,599
Fannie Mae Pool AN3597
1.64%	11/01/26	[3]	23,520,000	23,590,910
Fannie Mae Pool AN3631
2.99%	02/01/29		37,752,000	37,546,565
Fannie Mae Pool AN4429
3.22%	01/01/27		23,130,000	23,763,267
Fannie Mae Pool AN4431
3.22%	01/01/27		49,395,000	50,747,366
Fannie Mae Pool AN4435
3.22%	01/01/27		29,420,000	30,225,478
Fannie Mae Pool AN5718
3.24%	06/01/29		3,805,000	3,880,605

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AN5719
3.24%	06/01/29	$3,405,000	$3,472,657
Fannie Mae Pool AU3739
3.50%	08/01/43	55,724,124	57,820,254
Fannie Mae Pool BC1158
3.50%	02/01/46	379,634,274	390,237,341
Fannie Mae Pool FN0000
3.59%	09/01/20	8,820,961	9,223,368
Fannie Mae Pool FN0001
3.76%	12/01/20	42,934,908	45,124,052
Fannie Mae Pool FN0003
4.28%	01/01/21	6,914,456	7,410,011
Fannie Mae Pool FN0005
3.37%	11/01/20	36,451,602	37,893,130
Fannie Mae Pool FN0007
3.46%	11/01/20	100,000	104,464
Fannie Mae Pool FN0010
3.84%	09/01/20	285,075	300,286
Fannie Mae Pool MA1177
3.50%	09/01/42	95,933,470	98,950,127
Fannie Mae Pool MA1404
3.50%	04/01/43	7,273	7,510
Fannie Mae Pool MA1527
3.00%	08/01/33	88,775,225	90,321,856
Fannie Mae Pool MA1561
3.00%	09/01/33	54,925,669	55,882,578
Fannie Mae Pool MA1582
3.50%	09/01/43	27,516,981	28,388,873
Fannie Mae Pool MA1584
3.50%	09/01/33	91,704,218	95,490,599
Fannie Mae Pool MA1608
3.50%	10/01/33	63,435,920	66,055,129
Fannie Mae Pool MA2803
2.50%	11/01/31	5,784,112	5,819,061
Fannie Mae Pool MA2915
3.00%	02/01/27	3,089,114	3,179,246
Fannie Mae Pool MA3029
3.00%	06/01/32	87,280,368	89,622,618
Fannie Mae REMICS, Series 1989-27, Class Y
6.90%	06/25/19	104	108
Fannie Mae REMICS, Series 1991-65, Class Z
6.50%	06/25/21	2,247	2,372
Fannie Mae REMICS, Series 1992-123, Class Z
7.50%	07/25/22	929	1,019

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  97

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 1993-132, Class D (PO)
0.00%	10/25/22	[8]	$44,997	$43,057
Fannie Mae REMICS, Series 1993-29, Class PK
7.00%	03/25/23		5,598	5,972
Fannie Mae REMICS, Series 1994-55, Class H
7.00%	03/25/24		17,640	19,398
Fannie Mae REMICS, Series 1997-34, Class SA
3.59%	10/25/23	[3]	4,596	5,112
Fannie Mae REMICS, Series 1998-37, Class VZ
6.00%	06/17/28		12,081	13,040
Fannie Mae REMICS, Series 1999-11, Class Z
5.50%	03/25/29		40,278	44,024
Fannie Mae REMICS, Series 2001-52, Class YZ
6.50%	10/25/31		167,206	192,618
Fannie Mae REMICS, Series 2005-104, Class NI (IO)
5.48%	03/25/35	[3]	16,953,060	1,282,379
Fannie Mae REMICS, Series 2005-117, Class LC
5.50%	11/25/35		10,579,477	11,280,396
Fannie Mae REMICS, Series 2005-122, Class SG (IO)
5.38%	11/25/35	[3]	123,592	17,023
Fannie Mae REMICS, Series 2005-92, Class US (IO)
4.88%	10/25/25	[3]	8,552,725	939,307
Fannie Mae REMICS, Series 2006-4, Class WE
4.50%	02/25/36		110,343	114,394
Fannie Mae REMICS, Series 2006-49, Class SE
24.14%	04/25/36	[3]	3,384,332	5,412,794
Fannie Mae REMICS, Series 2007-17, Class SI (IO)
5.18%	03/25/37	[3]	2,729,346	334,283
Fannie Mae REMICS, Series 2007-34, Class SB (IO)
4.89%	04/25/37	[3]	5,263,292	845,725
Fannie Mae REMICS, Series 2007-64, Class FA
1.69%	07/25/37	[3]	8,225	8,301
Fannie Mae REMICS, Series 2008-24, Class NA
6.75%	06/25/37		1,341,510	1,503,050

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
5.38%	10/25/40	[3]	$7,086,944	$1,312,496
Fannie Mae REMICS, Series 2010-135, Class EA
3.00%	01/25/40		19,814	20,182
Fannie Mae REMICS, Series 2010-17, Class SB (IO)
5.13%	03/25/40	[3]	12,416,359	2,008,403
Fannie Mae REMICS, Series 2010-43, Class KS (IO)
5.20%	05/25/40	[3]	22,248,050	3,818,286
Fannie Mae REMICS, Series 2011-101, Class HE
4.00%	10/25/41		10,100,000	10,945,772
Fannie Mae REMICS, Series 2011-111, Class DB
4.00%	11/25/41		24,977,334	26,466,003
Fannie Mae REMICS, Series 2011-2, Class PD
4.00%	12/25/39		68,784	70,536
Fannie Mae REMICS, Series 2013-101, Class BO (PO)
0.00%	10/25/43	[8]	28,633,475	22,605,361
Fannie Mae REMICS, Series 2013-101, Class CO (PO)
0.00%	10/25/43	[8]	17,686,250	14,323,432
Fannie Mae REMICS, Series G92-12, Class B
7.70%	02/25/22		79	81
Fannie Mae REMICS, Series G92-36, Class Z
7.00%	07/25/22		77	81
Fannie Mae REMICS, Series G93-21, Class Z
7.20%	05/25/23		3,670	4,008
Fannie Mae Trust, Series 2003-W2, Class 2A9
5.90%	07/25/42		36,740	41,003
Fannie Mae, Series 2015-M4, Class FA
1.24%	09/25/18	[3]	97,945,747	97,948,059
Fannie Mae-Aces, Series 2011-M5, Class X
1.27%	07/25/21	[3]	151,654,514	5,938,002
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		11,415,277	11,401,581
Fannie Mae-Aces, Series 2014-M12, Class FA
1.34%	10/25/21	[3]	30,365,535	30,422,167

See accompanying notes to Schedule of Portfolio Investments.

98  /  N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2014-M6, Class FA
1.28%	12/25/17	[3]	$6,429,349	$6,427,527
Fannie Mae-Aces, Series 2014-M8, Class A1
2.35%	06/25/24		6,329,746	6,384,801
Fannie Mae-Aces, Series 2014-M8, Class FA
1.29%	05/25/18	[3]	31,859,009	31,864,113
Fannie Mae-Aces, Series 2015-M10, Class A2
3.09%	04/25/27	[3]	122,515,000	124,666,204
Fannie Mae-Aces, Series 2015-M10, Class FA
1.29%	03/25/19	[3]	49,373,144	49,404,432
Fannie Mae-Aces, Series 2015-M2, Class A3
3.15%	12/25/24	[3]	28,538	29,465
Fannie Mae-Aces, Series 2015-M8, Class FA
1.20%	11/25/18	[3]	70,131,822	70,196,827
Fannie Mae-Aces, Series 2016-M13, Class FA
1.72%	11/25/23	[3]	79,533,607	79,638,162
Freddie Mac Gold Pool (TBA)
4.00%	08/01/47		858,070,000	900,570,207
4.50%	08/01/47		78,605,000	84,144,196
Freddie Mac Gold Pool A24156
6.50%	10/01/31		347,179	394,853
Freddie Mac Gold Pool A25162
5.50%	05/01/34		3,113,871	3,463,066
Freddie Mac Gold Pool A39012
5.50%	06/01/35		62,421	71,101
Freddie Mac Gold Pool A54856
5.00%	01/01/34		5,476,000	6,005,768
Freddie Mac Gold Pool A61164
5.00%	04/01/36		18,025	19,701
Freddie Mac Gold Pool A97038
4.00%	02/01/41		17,625,189	18,734,511
Freddie Mac Gold Pool C01492
5.00%	02/01/33		919,566	1,004,925
Freddie Mac Gold Pool C04546
3.00%	02/01/43		25,853,701	25,961,443
Freddie Mac Gold Pool C04573
3.00%	03/01/43		32,646,941	32,743,207
Freddie Mac Gold Pool C46104
6.50%	09/01/29		22,191	24,656
Freddie Mac Gold Pool C55789
7.50%	10/01/27		11,183	12,263

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool C90573
6.50%	08/01/22	$66,348	$72,279
Freddie Mac Gold Pool E02402
6.00%	10/01/22	18,981	20,220
Freddie Mac Gold Pool G00992
7.00%	11/01/28	1,241	1,415
Freddie Mac Gold Pool G01515
5.00%	02/01/33	1,069,955	1,168,286
Freddie Mac Gold Pool G02579
5.00%	12/01/34	1,263,537	1,385,210
Freddie Mac Gold Pool G02884
6.00%	04/01/37	3,879,893	4,371,272
Freddie Mac Gold Pool G02955
5.50%	03/01/37	5,088,005	5,740,841
Freddie Mac Gold Pool G03357
5.50%	08/01/37	2,084,418	2,375,667
Freddie Mac Gold Pool G03676
5.50%	12/01/37	3,715,622	4,191,842
Freddie Mac Gold Pool G03783
5.50%	01/01/38	2,572,770	2,902,654
Freddie Mac Gold Pool G03985
6.00%	03/01/38	31,941	36,461
Freddie Mac Gold Pool G04438
5.50%	05/01/38	7,103,043	7,921,018
Freddie Mac Gold Pool G04703
5.50%	08/01/38	6,528,358	7,191,926
Freddie Mac Gold Pool G04706
5.50%	09/01/38	249,072	281,018
Freddie Mac Gold Pool G05866
4.50%	02/01/40	24,444,203	26,738,710
Freddie Mac Gold Pool G06361
4.00%	03/01/41	32,478	34,773
Freddie Mac Gold Pool G06498
4.00%	04/01/41	33,211,264	35,422,531
Freddie Mac Gold Pool G06499
4.00%	03/01/41	15,522,223	16,512,372
Freddie Mac Gold Pool G07408
3.50%	06/01/43	30,730,234	31,889,497
Freddie Mac Gold Pool G07786
4.00%	08/01/44	298,493,176	318,334,582
Freddie Mac Gold Pool G07848
3.50%	04/01/44	149,075,360	154,450,375
Freddie Mac Gold Pool G07849
3.50%	05/01/44	21,560,648	22,298,131
Freddie Mac Gold Pool G07924
3.50%	01/01/45	31,684,500	32,761,747
Freddie Mac Gold Pool G07925
4.00%	02/01/45	19,464,140	20,757,958

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  99

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08676
3.50%	11/01/45	$115,276,150	$118,514,298
Freddie Mac Gold Pool G08677
4.00%	11/01/45	224,947,569	236,595,347
Freddie Mac Gold Pool G08681
3.50%	12/01/45	76,538,461	78,688,453
Freddie Mac Gold Pool G08694
4.00%	02/01/46	82,308,952	86,610,020
Freddie Mac Gold Pool G08698
3.50%	03/01/46	381,787,608	392,478,058
Freddie Mac Gold Pool G08699
4.00%	03/01/46	21,130,130	22,235,236
Freddie Mac Gold Pool G08702
3.50%	04/01/46	537,393,566	552,441,145
Freddie Mac Gold Pool G08706
3.50%	05/01/46	13,247	13,618
Freddie Mac Gold Pool G08710
3.00%	06/01/46	350,322,549	349,893,001
Freddie Mac Gold Pool G08711
3.50%	06/01/46	388,822,887	399,804,097
Freddie Mac Gold Pool G08712
4.00%	06/01/46	76,997,299	81,018,606
Freddie Mac Gold Pool G08715
3.00%	08/01/46	498,196,462	497,585,598
Freddie Mac Gold Pool G08716
3.50%	08/01/46	118,360,130	121,702,879
Freddie Mac Gold Pool G08721
3.00%	09/01/46	33,468,986	33,427,948
Freddie Mac Gold Pool G08722
3.50%	09/01/46	148,978,316	153,185,790
Freddie Mac Gold Pool G08726
3.00%	10/01/46	544,111,940	543,444,778
Freddie Mac Gold Pool G08727
3.50%	10/01/46	121,187,018	124,580,381
Freddie Mac Gold Pool G08732
3.00%	11/01/46	320,590,416	320,197,324
Freddie Mac Gold Pool G08737
3.00%	12/01/46	186,071,492	185,843,340
Freddie Mac Gold Pool G08741
3.00%	01/01/47	181,958,975	181,735,866
Freddie Mac Gold Pool G08742
3.50%	01/01/47	178,464,019	183,461,197
Freddie Mac Gold Pool G08747
3.00%	02/01/47	203,265,636	203,016,402
Freddie Mac Gold Pool G08757
3.50%	04/01/47	86,757,985	89,196,110
Freddie Mac Gold Pool G11707
6.00%	03/01/20	161,166	165,338

Issues	Maturity Date	Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G12393
5.50%	10/01/21	$3,032,241	$3,179,512
Freddie Mac Gold Pool G12399
6.00%	09/01/21	1,676	1,772
Freddie Mac Gold Pool G12824
6.00%	08/01/22	1,745,500	1,868,952
Freddie Mac Gold Pool G12909
6.00%	11/01/22	4,549,996	4,880,870
Freddie Mac Gold Pool G13032
6.00%	09/01/22	772,122	819,501
Freddie Mac Gold Pool G13058
4.50%	10/01/20	1,109,245	1,134,432
Freddie Mac Gold Pool G18596
3.00%	04/01/31	94,728,875	97,335,108
Freddie Mac Gold Pool G60023
3.50%	04/01/45	26,408,868	27,362,667
Freddie Mac Gold Pool G60080
3.50%	06/01/45	320,255,231	331,165,017
Freddie Mac Gold Pool G60138
3.50%	08/01/45	220,910,156	228,888,623
Freddie Mac Gold Pool H00790
5.50%	05/01/37	31,294	34,082
Freddie Mac Gold Pool H03161
6.50%	08/01/37	1,172	1,287
Freddie Mac Gold Pool H05069
5.50%	05/01/37	1,292,000	1,407,119
Freddie Mac Gold Pool Q05804
4.00%	01/01/42	53,876,106	57,616,102
Freddie Mac Gold Pool U99097
3.50%	07/01/43	93,218,454	96,168,296
Freddie Mac Gold Pool V80356
3.50%	08/01/43	56,336,894	58,440,722
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K040, Class A2
3.24%	09/25/24	2,840,000	2,969,379
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K053, Class A2
3.00%	12/25/25	205,000,000	209,368,796
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K151, Class A3
3.51%	04/25/30	3,705,000	3,865,564
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K152, Class A2
3.08%	01/25/31	120,000,000	118,551,954

See accompanying notes to Schedule of Portfolio Investments.

100  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A3
1.63%	07/25/20	[3]	$1,268,503	$1,273,101
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
3.16%	05/25/25	[3]	46,605,000	48,251,396
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class A2
2.74%	09/25/25		65,000,000	64,758,271
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		39,037,150	39,730,783
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A2
4.28%	01/25/20		70,890,000	74,561,896
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSW1, Class A
1.80%	02/25/26	[3]	15,000,000	15,020,749
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KW02, Class A1
2.90%	04/25/26		111,881,690	114,295,811
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KX01, Class A
2.36%	02/25/23		52,848,922	52,607,519
Freddie Mac REMICS, Series 1004, Class H
7.95%	10/15/20		100	104
Freddie Mac REMICS, Series 1073, Class G
7.00%	05/15/21		276	294
Freddie Mac REMICS, Series 1107, Class ZC
6.50%	07/15/21		2,962	3,153
Freddie Mac REMICS, Series 165, Class K
6.50%	09/15/21		51	53
Freddie Mac REMICS, Series 1980, Class Z
7.00%	07/15/27		116,797	133,113
Freddie Mac REMICS, Series 1983, Class Z
6.50%	12/15/23		50,763	54,173
Freddie Mac REMICS, Series 2098, Class TZ
6.00%	01/15/28		506,388	559,647

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2174, Class PN
6.00%	07/15/29		$27,177	$30,087
Freddie Mac REMICS, Series 2313, Class LA
6.50%	05/15/31		15,351	17,473
Freddie Mac REMICS, Series 2433, Class SA
17.92%	02/15/32	[3]	15,024	19,550
Freddie Mac REMICS, Series 2481, Class AW
6.50%	08/15/32		59,272	64,500
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		16,622	785
Freddie Mac REMICS, Series 2649, Class PC
5.50%	07/15/33		9,432	9,707
Freddie Mac REMICS, Series 3019, Class SW (IO)
6.04%	08/15/35	[3]	2,302,261	493,390
Freddie Mac REMICS, Series 3063, Class YG
5.50%	11/15/35		6,152,156	6,806,034
Freddie Mac REMICS, Series 3300, Class SA (IO)
6.04%	08/15/35	[3]	1,017,881	163,004
Freddie Mac REMICS, Series 3707, Class EI (IO)
5.00%	12/15/38		21,611,986	2,237,150
Freddie Mac REMICS, Series 3730, Class JG
3.00%	09/15/39		23,289	23,613
Freddie Mac REMICS, Series 3752, Class XL
4.50%	11/15/40		66,277,000	71,839,907
Freddie Mac REMICS, Series 3891, Class HS (IO)
4.79%	07/15/41	[3]	10,561,204	1,065,412
Freddie Mac REMICS, Series 3904, Class JB
4.50%	08/15/41		18,155,000	19,796,651
Freddie Mac REMICS, Series 3925, Class LB
4.50%	09/15/41		9,215,000	10,825,464
Freddie Mac REMICS, Series 3928, Class JD
4.00%	09/15/41		32,095,702	34,320,936
Freddie Mac REMICS, Series 4102, Class TC
2.50%	09/15/41		24,939,731	25,259,780

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  101

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 4161, Class BA
2.50%	12/15/41		$37,320,293	$37,536,848
Freddie Mac Strips, Series 309, Class PO (PO)
0.00%	08/15/43	[8]	44,020,259	36,604,656
Freddie Mac Strips, Series 319, Class F2
1.66%	11/15/43	[3]	8,577,640	8,634,614
Ginnie Mae I Pool 782817
4.50%	11/15/39		26,768,135	28,864,336
Ginnie Mae II Pool (TBA)
3.00%	07/20/43		406,365,000	410,492,132
3.50%	07/01/32		741,895,000	768,498,858
4.00%	07/20/44		1,003,455,000	1,055,666,018
4.50%	07/21/44		1,006,585,000	1,069,968,399
Ginnie Mae II Pool 2631
7.00%	08/20/28		2,804	3,245
Ginnie Mae II Pool 80968
2.13%	07/20/34	[3]	22,109	22,789
Ginnie Mae II Pool 81267
2.38%	03/20/35	[3]	42,555	44,065
Ginnie Mae II Pool 81432
2.13%	08/20/35	[3]	38,514	39,878
Ginnie Mae II Pool 81497
2.25%	10/20/35	[3]	36,712	38,130
Ginnie Mae II Pool 8631
2.13%	05/20/25	[3]	6,898	7,102
Ginnie Mae II Pool 8644
2.50%	06/20/25	[3]	11,062	11,438
Ginnie Mae II Pool MA3521
3.50%	03/20/46		117,606,939	121,891,920
Ginnie Mae II Pool MA3597
3.50%	04/20/46		293,765,419	304,578,512
Ginnie Mae II Pool MA3663
3.50%	05/20/46		283,037,139	293,452,022
Ginnie Mae II Pool MA3736
3.50%	06/20/46		201,087,902	208,487,309
Ginnie Mae II Pool MA3937
3.50%	09/20/46		66,661,191	69,083,808
Ginnie Mae II Pool MA4003
3.00%	10/20/46		32,723,027	33,101,732
Ginnie Mae II Pool MA4069
3.50%	11/20/46		208,780,210	216,378,116
Ginnie Mae II Pool MA4126
3.00%	12/20/46		536,974,394	543,188,820
Ginnie Mae II Pool MA4127
3.50%	12/20/46		214,118,373	221,921,662

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4382
3.50%	04/20/47		$147,704,764	$153,180,225
Ginnie Mae, Series 2000-22, Class SG (IO)
9.63%	05/16/30	[3]	36,215	2,305
Ginnie Mae, Series 2003-86, Class ZK
5.00%	10/20/33		11,777,423	12,893,271
Ginnie Mae, Series 2004-93, Class PC
5.00%	04/16/34		44,754	45,750
Ginnie Mae, Series 2007-35, Class PY (IO)
5.58%	06/16/37	[3]	20,790,006	4,248,968
Ginnie Mae, Series 2009-106, Class SD (IO)
5.04%	03/20/36	[3]	17,690,705	2,425,682
Ginnie Mae, Series 2009-106, Class XI (IO)
5.59%	05/20/37	[3]	45,015,513	8,055,846
Ginnie Mae, Series 2009-124, Class SC (IO)
5.27%	12/20/39	[3]	7,415,723	1,352,270
Ginnie Mae, Series 2009-17, Class P
4.00%	08/16/38		19,384	19,903
Ginnie Mae, Series 2009-66, Class XS (IO)
5.63%	07/16/39	[3]	87,865	12,671
Ginnie Mae, Series 2009-8, Class PS (IO)
5.13%	08/16/38	[3]	143,323	16,457
Ginnie Mae, Series 2010-4, Class SL (IO)
5.23%	01/16/40	[3]	94,381	17,099
Ginnie Mae, Series 2010-4, Class SM (IO)
4.63%	01/16/40	[3]	17,160,249	2,535,193
Ginnie Mae, Series 2010-6, Class BS (IO)
5.33%	09/16/39	[3]	5,602,271	518,713
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		212,499	45,430
Ginnie Mae, Series 2013-113, Class LY
3.00%	05/20/43		51,184,000	51,076,427
NCUA Guaranteed Notes, Series 2010-R1, Class A1
1.53%	10/07/20	[3]	16,594,156	16,632,077
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
1.64%	12/08/20	[3]	9,523,526	9,573,562
NCUA Guaranteed Notes, Series 2010-R3, Class 2A
1.64%	12/08/20	[3]	25,993,556	26,130,631
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
1.61%	03/09/21	[3]	2,173,975	2,170,006

				25,403,517,399

Total Mortgage-Backed (Cost $31,599,969,924)				31,786,679,749

See accompanying notes to Schedule of Portfolio Investments.

102  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS — 1.03%*
California — 0.29%
Bay Area Toll Authority, Build America Bonds
6.26%	04/01/49	$2,275,000	$3,240,305
California Health Facilities Financing Authority, Saint Joseph Health, Series A
4.00%	10/01/36	3,500,000	3,650,990
Los Angeles Department of Power, Electric Light and Power Improvements, Series C
5.52%	07/01/27	20,125,000	24,127,057
Los Angeles Department of Water & Power, Build America Bonds, Series SY
6.01%	07/01/39	350,000	444,531
San Diego County Water Authority, Build America Bonds
6.14%	05/01/49	7,900,000	10,740,919
State of California, Build America Bonds
6.65%	03/01/22	4,245,000	4,952,259
7.95%	03/01/36	77,500,000	88,524,375
State of California, Build America Bonds, Various Purpose
7.50%	04/01/34	3,885,000	5,658,930
State of California, Taxable, Miscellaneous Revenue Bonds, Series B
2.19%	04/01/47	17,800,000	17,892,916
State of California, Taxable, Various Purpose
6.20%	03/01/19	10,680,000	11,469,679
University of California, Taxable Revenue Bonds, Series AP
3.93%	05/15/45	57,230,000	58,805,542

			229,507,503

Illinois — 0.01%
State of Illinois, Build America Bonds
6.63%	02/01/35	4,120,000	4,232,517
State of Illinois, Taxable Pension Bonds
5.10%	06/01/33	591,000	553,838

			4,786,355

Massachusetts — 0.09%
Commonwealth of Massachusetts, Build America Bonds, Public Improvements
4.91%	05/01/29	8,340,000	9,724,607
Commonwealth of Massachusetts, Series E
3.00%	04/01/41	24,000,000	21,285,600
Commonwealth of Massachusetts, Series G
3.00%	09/01/46	46,140,000	39,911,100

			70,921,307

New York — 0.60%
City of New York, Build America Bonds
4.77%	10/01/23	4,420,000	4,946,952
5.05%	10/01/24	13,820,000	15,619,226

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS (continued)
New York (continued)
5.21%	10/01/31	$6,420,000	$7,461,773
5.52%	10/01/37	6,075,000	7,529,659
5.82%	10/01/31	220,000	242,867
5.99%	12/01/36	14,055,000	17,977,610
City of New York, Build America Bonds, Series F1
6.27%	12/01/37	9,655,000	13,101,738
6.65%	12/01/31	46,470,000	52,781,091
Fiscal Year 2005 Securitization Corp., Special Obligation, Series B
4.93%	04/01/20	30,000	31,018
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42	3,555,000	3,966,385
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Build America Bonds
5.51%	08/01/37	25,000,000	31,388,750
5.57%	11/01/38	41,825,000	52,368,246
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds
5.01%	08/01/27	5,225,000	6,014,915
New York City Transitional Finance Authority Revenue, Future Tax Secured Revenue, Qualified School Construction Bonds, Series G-3
5.27%	05/01/27	13,135,000	15,467,382
New York City Water & Sewer System, Water Utility Improvements, Series AA
3.00%	06/15/46	6,810,000	6,358,429
New York City Water and Sewer Authority, Build America, Taxable Bonds
5.44%	06/15/43	49,625,000	63,410,329
5.88%	06/15/44	29,220,000	40,275,679
New York City Water and Sewer Authority, Build America, Taxable Bonds, Series SE
6.01%	06/15/42	3,945,000	5,361,807
New York State Dormitory Authority, Taxable, Build America Bonds
5.43%	03/15/39	28,100,000	34,262,049
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33	44,990,000	52,922,637
5.50%	03/15/30	21,430,000	25,455,411
New York State Urban Development Corp., Personal Income Tax, Series SE
3.20%	03/15/22	15,870,000	16,397,360

			473,341,313

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  103

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas — 0.00%
Texas Transportation Commission State Highway Fund, Taxable, Fuel Sales Revenue Bonds, Series B
5.18%	04/01/30		$3,075,000	$3,641,692

Wisconsin — 0.04%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
4.00%	11/15/34		5,335,000	5,577,903
4.00%	11/15/35		17,580,000	18,284,782
4.00%	11/15/39		8,000,000	8,246,720

				32,109,405

Total Municipal Bonds (Cost $797,412,180)				814,307,575

U.S. TREASURY SECURITIES — 25.71%
U.S. Treasury Bonds — 5.96%
U.S. Treasury Bonds
3.00%	11/15/44		150,325,000	155,176,455
3.00%	05/15/47		3,394,995,000	3,504,337,604
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.38%	01/15/27	[9]	293,838,906	288,784,289
0.75%	02/15/45	[9]	467,970,057	438,930,914
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds (WI)
0.88%	02/15/47	[9]	357,324,046	346,534,378

				4,733,763,640

U.S. Treasury Notes — 19.75%
U.S. Treasury Notes
0.75%	10/31/17		671,241,000	670,480,618
1.00%	12/31/17		154,801,000	154,659,656
1.50%	01/31/22		602,890,000	593,723,540
1.75%	05/31/22		2,522,365,000	2,507,881,580
1.88%	02/28/22		1,090,718,000	1,092,202,740
1.88%	03/31/22		1,842,670,000	1,843,965,397
1.88%	04/30/22		3,459,179,000	3,459,035,790
1.88%	05/31/22		95,560,000	95,569,365
2.25%	02/15/27		135,000,000	134,396,145
2.38%	05/15/27		1,179,300,000	1,186,924,175
U.S. Treasury Notes - Treasury Inflation Indexed Notes
0.13%	04/15/18	[9]	479,040,561	477,595,583
0.13%	04/15/21	[9]	395,446,488	394,986,979
0.13%	04/15/22	[9]	205,317,129	204,399,238
0.13%	07/15/26	[9]	714,132,121	689,068,690
U.S. Treasury Notes (WI)
1.75%	06/30/22		2,200,200,000	2,186,104,969

				15,690,994,465

Issues	Maturity Date		Principal Amount	Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
Total U.S. Treasury Securities (Cost $20,483,142,413)				$20,424,758,105

Total Bonds – 99.80% (Cost $78,852,055,783)				79,275,941,007

Issues			Shares	Value
COMMON STOCK — 0.00%
Energy — 0.00%
Arch Coal, Inc.			6,677	456,039

Total Common Stock (Cost $459,111)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 12.20%

Commercial Paper — 0.06%
Anheuser-Busch InBev SA (Netherlands)
0.89%[10]	07/10/17	[2,4]$	50,000,000	49,984,150

Foreign Government Obligations — 3.77%
Japan Treasury Discount Bill, Series 662 (Japan)
0.00%[10]	08/10/17	[2]	50,000,000,000	445,033,375
Japan Treasury Discount Bill, Series 680 (Japan)
0.00%[10]	08/07/17	[2]	60,810,000,000	541,245,802
Japan Treasury Discount Bill, Series 684 (Japan)
0.00%[10]	08/21/17	[2]	32,970,000,000	293,461,756
Japan Treasury Discount Bill, Series 691 (Japan)
0.00%[10]	09/25/17	[2]	192,963,000,000	1,717,722,760

				2,997,463,693

Money Market Funds — 2.83%
Dreyfus Government Cash Management Fund
0.91%[11]			2,240,116,000	2,240,116,000
Fidelity Investments Money Market Funds - Government Portfolio
0.81%[11,12]			6,799,562	6,799,562

				2,246,915,562

See accompanying notes to Schedule of Portfolio Investments.

104  /  N-Q Report June 2017

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 3.50%
Federal Home Loan Bank
0.33%[10]	07/05/13		$300,000,000	$299,983,500
0.57%[10]	07/10/17		400,000,000	399,922,800
0.90%[10]	08/23/17		225,000,000	224,678,025
0.90%[10]	08/25/17		200,000,000	199,702,600
0.93%[10]	08/03/17		300,000,000	299,739,000
0.94%[10]	08/04/17		223,755,000	223,554,068
0.95%[10]	08/10/17		300,000,000	299,680,200
0.96%[10]	08/16/17		335,400,000	334,986,117
0.97%[10]	08/30/17		300,000,000	299,511,900
1.04%[10]	10/27/17		200,000,000	199,323,400

				2,781,081,610

U.S. Treasury Bills — 2.04%
U.S. Treasury Bills
0.67%[10]	07/27/17		314,165,000	313,994,408
0.78%[10]	08/03/17		500,000,000	499,635,000
0.79%[10]	09/07/17	[13]	55,725,000	55,628,429
0.81%[10]	08/10/17		251,640,000	251,409,749
0.86%[10]	08/17/17		500,000,000	499,438,500

				1,620,106,086

Total Short-Term Investments (Cost $9,706,612,003)				9,695,551,101

Total Investments – 112.00% (Cost $88,559,126,897)[1]				88,971,948,147

Liabilities in Excess of Other Assets – (12.00)%				(9,534,831,483)

Net Assets – 100.00%				$79,437,116,664

	Currency Purchased	Currency Sold	Unrealized Appreciation/ (Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT

Forward currency contract to sell Japanese Yen on 08/07/17 at 112.18 Counterparty: Goldman Sachs & Co.
USD	$547,443,284	JPY 60,810,000,000	$ 5,343,948

Forward currency contract to sell Japanese Yen on 08/10/17 at 112.16 Counterparty: Bank of America
USD	$439,955,725	JPY 50,000,000,000	(5,828,603)

Forward currency contract to sell Japanese Yen on 08/21/17 at 112.11 Counterparty: Goldman Sachs & Co.
USD	$297,358,408	JPY 32,970,000,000	3,281,787

Forward currency contract to sell Japanese Yen on 09/25/17 at 111.93 Counterparty: Goldman Sachs & Co.
USD	$1,737,225,644	JPY 192,963,000,000	13,302,230

Net unrealized appreciation			$16,099,362

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
21,885	Euro Dollar Ninety Day,
	Expiration December 2017	$ (4,672,007)
43,282	U.S. Treasury Two Year Note,
	Expiration September 2017	(14,028,983)
18,231	U.S. Treasury Five Year Note,
	Expiration September 2017	(5,297,992)

	Net unrealized (depreciation)	$(23,998,982)

Contracts		Unrealized Appreciation
FUTURES CONTRACTS: SHORT POSITIONS
21,885	Euro Dollar Ninety Day,
	Expiration December 2018	$5,427,992
2,880	U.S. Treasury Ten Year Note,
	Expiration September 2017	83,923

	Net unrealized appreciation	$5,511,915

Issues	Contracts	Premiums (Received)	Value
CALL OPTIONS WRITTEN
IMM Eurodollar 1 Year MIDCV Future Options, Call, Strike $98.88, Expires 09/18/17	(16,000)	$(756,800)	$(100,000)

Total Call Options Written		$(756,800)	$(100,000)

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  105

Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Expiration Date	Premiums Paid/ (Received)	Notional Amount (000’s)	Unrealized Appreciation	Value
SWAPS: INTEREST RATE

The Fund pays a fixed rate equal to 1.60% semi-annually and the Fund receives from the counterparty a floating rate based on 3-month USD LIBOR quarterly. Counterparty: Citibank, NA14
06/30/19	$—	$417,400	$298,733	$298,733

	$—	$417,400	$298,733	$298,733

Notes:

[1]	Cost for federal income tax purposes is $88,564,487,381 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$914,227,605
Gross unrealized (depreciation)	(506,766,839)

Net unrealized appreciation	$407,460,766

[2]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2017.

[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $123,845,759, which is 0.16% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2017.

[9]	Inflation protected security. Principal amount reflects original security face amount.

[10]	Represents annualized yield at date of purchase.

[11]	Represents the current yield as of June 30, 2017.
[12]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $6,799,562.

[13]	Securities, or a portion thereof, pledged as collateral for futures and call options written. The total market value of collateral pledged is $40,429,530.

[14]	Centrally cleared.

†	Fair valued security. The aggregate value of fair valued securities is $24,004,709, which is 0.03% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term Note

(PO): Principal only

(STEP): Step coupon bond

(TBA): To be announced

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

106  /  N-Q Report June 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 87.85%
ASSET-BACKED SECURITIES — 3.84%**
Navient Student Loan Trust, Series 2014-8, Class A2
1.66%	04/25/23	[2]	$557,548	$558,941
Navient Student Loan Trust, Series 2016-2, Class A1
1.97%	06/25/65	[2,3]	171,616	172,102
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.82%	10/27/36	[2,3]	151,300	150,393
SLC Student Loan Trust, Series 2006-2, Class A5
1.35%	09/15/26	[2]	247,973	247,473
SLM Student Loan Trust I, Series 2003-10A, Class A3
1.72%	12/15/27	[2,3]	618,952	618,711
SLM Student Loan Trust I, Series 2003-14, Class A5
1.39%	01/25/23	[2]	196,715	196,738
SLM Student Loan Trust, Series 2003-12, Class A5
1.53%	09/15/22	[2,3]	59,002	59,040
SLM Student Loan Trust, Series 2004-10, Class A6A
1.71%	04/27/26	[2,3]	633,840	634,322
SLM Student Loan Trust, Series 2004-3, Class A5
1.33%	07/25/23	[2]	646,508	646,498
SLM Student Loan Trust, Series 2004-5A, Class A5
1.76%	10/25/23	[2,3]	553,001	553,166
SLM Student Loan Trust, Series 2006-4, Class A5
1.26%	10/27/25	[2]	8,243	8,242
SLM Student Loan Trust, Series 2006-9, Class A5
1.26%	01/26/26	[2]	400,174	399,438
SLM Student Loan Trust, Series 2007-6, Class A4
1.54%	10/25/24	[2]	639,567	636,342
SLM Student Loan Trust, Series 2013-4, Class A
1.77%	06/25/43	[2]	207,163	207,115
SLM Student Loan Trust, Series 2014-1, Class A2
1.60%	07/26/21	[2]	193,962	194,081

Total Asset-Backed Securities (Cost $5,281,174)				5,282,602

CORPORATES — 22.57%*
Banking — 1.95%
American Express Centurion Bank, Series BKN1 (MTN)
6.00%	09/13/17		500,000	504,098

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Bank of America Corp. (MTN)
6.88%	04/25/18		$450,000	$468,383
Discover Bank
2.00%	02/21/18		375,000	375,541
Wachovia Corp. (MTN)
5.75%	02/01/18		1,300,000	1,330,897

				2,678,919

Communications — 0.61%
AT&T, Inc.
5.50%	02/01/18		825,000	842,845

Consumer Discretionary — 0.93%
Altria Group, Inc.
9.70%	11/10/18		325,000	358,106
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[3,4]	600,000	600,154
Beam Suntory, Inc.
1.75%	06/15/18		325,000	324,690

				1,282,950

Electric — 1.30%
Cleveland Electric Illuminating Co., Series D (The)
7.88%	11/01/17		400,000	407,773
Entergy Gulf States Louisiana LLC
6.00%	05/01/18		200,000	207,124
Interstate Power & Light Co.
5.88%	09/15/18		350,000	365,942
Southern Co. (The)
1.30%	08/15/17		800,000	799,994

				1,780,833

Energy — 0.29%
Phillips 66
1.79%	04/15/19	[2,3]	400,000	400,974

Finance — 6.21%
Air Lease Corp.
2.63%	09/04/18		400,000	403,077
American Express Co.
7.00%	03/19/18		500,000	518,430
Bear Stearns Cos. LLC (The)
7.25%	02/01/18		1,400,000	1,444,034
Citigroup, Inc.
1.55%	08/14/17		700,000	700,073
1.80%	02/05/18		350,000	350,316
6.13%	11/21/17		365,000	371,347
Ford Motor Credit Co. LLC
1.72%	12/06/17		400,000	400,014

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  107

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
General Motors Financial Co., Inc.
3.00%	09/25/17		$650,000	$651,808
Goldman Sachs Group, Inc. (The)
5.95%	01/18/18		675,000	690,177
6.15%	04/01/18		650,000	670,981
International Lease Finance Corp.
7.13%	09/01/18	[3]	350,000	370,563
Morgan Stanley
2.04%	01/05/18	[2]	400,000	401,188
Morgan Stanley (GMTN)
6.63%	04/01/18		800,000	828,558
Protective Life Global Funding
1.77%	06/08/18	[2,3]	750,000	751,639

				8,552,205

Health Care — 1.59%
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[4]	600,000	602,607
Anthem, Inc.
1.88%	01/15/18		700,000	700,865
Bayer U.S. Finance LLC
1.50%	10/06/17	[3]	350,000	349,931
Fresenius Medical Care U.S. Finance, Inc.
6.88%	07/15/17		140,000	140,127
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[4]	400,000	398,930

				2,192,460

Industrials — 1.33%
Metropolitan Life Global Funding I
1.35%	09/14/18	[3]	575,000	572,773
Temple-Inland LLC
6.63%	01/15/18		400,000	409,822
United Technologies Corp. (STEP)
1.78%	05/04/18		850,000	851,265

				1,833,860

Information Technology — 0.61%
Apple, Inc.
1.70%	02/22/19		435,000	436,352
QUALCOMM, Inc.
1.85%	05/20/19		400,000	401,022

				837,374

Insurance — 0.36%
New York Life Global Funding
1.55%	11/02/18	[3]	500,000	499,324

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) — 6.69%
American Tower Corp.
4.50%	01/15/18		$375,000	$380,186
Boston Properties LP
3.70%	11/15/18		750,000	765,864
DDR Corp. (MTN)
7.50%	07/15/18		400,000	420,728
HCP, Inc.
3.75%	02/01/19		700,000	714,998
Kimco Realty Corp. (MTN)
4.30%	02/01/18		750,000	755,734
National Retail Properties, Inc.
6.88%	10/15/17		650,000	659,044
Post Apartment Homes LP
4.75%	10/15/17		750,000	750,669
Prologis LP
4.00%	01/15/18		600,000	603,782
Realty Income Corp.
2.00%	01/31/18		650,000	650,591
UDR, Inc. (MTN)
4.25%	06/01/18		500,000	511,168
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18		865,000	866,288
WEA Finance LLC/Westfield UK & Europe Finance PLC
1.75%	09/15/17	[3]	1,250,000	1,249,988
Welltower, Inc.
2.25%	03/15/18		750,000	752,176
4.70%	09/15/17		130,000	130,723

				9,211,939

Services — 0.52%
Republic Services, Inc.
3.80%	05/15/18		705,000	717,576

Transportation — 0.18%
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		226,504	250,423

Total Corporates (Cost $31,082,044)				31,081,682

MORTGAGE-BACKED — 40.50%**
Commercial Mortgage-Backed — 2.96%
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		700,000	710,023
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1
3.53%	07/10/44	[3]	498,528	513,103

See accompanying notes to Schedule of Portfolio Investments.

108  /  N-Q Report June 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3S
5.24%	05/15/47	[3]	$79,694	$79,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A3
4.39%	02/15/46	[3]	939,565	954,227
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A3
4.11%	07/15/46	[3]	922,722	938,691
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A
6.02%	06/12/50	[2]	311,719	312,626
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A
5.61%	05/15/462		495,447	495,498
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3
5.68%	05/15/46		70,146	70,148

				4,073,659

Non-Agency Mortgage-Backed — 3.40%
Aames Mortgage Investment Trust, Series 2002-1, Class A3 (STEP)
5.52%	06/25/32		27,610	26,379
Adjustable Rate Mortgage Trust, Series 2005-1, Class 1A1
3.57%	05/25/35	[2]	321,738	312,635
Banc of America Funding Trust, Series 2003-2, Class 1A1
6.50%	06/25/32		7,100	7,556
BCAP LLC Trust, Series 2007-AA1, Class 1A2
1.38%	02/25/47	[2]	52,103	52,155
Centex Home Equity Loan Trust, Series 2005-D, Class M1
1.65%	10/25/35	[2]	1,963	1,968
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A41
3.21%	02/25/34	[2]	75,641	74,811
Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1
6.50%	11/25/31		104,065	109,317
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR31, Class 4A2
3.33%	11/25/32	[2]	107,567	104,694
DSLA Mortgage Loan Trust, Series 2004-AR3, Class 2A2A
1.58%	07/19/44	[2]	220,126	217,326

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fremont Home Loan Trust, Series 2005-C, Class M1
1.70%	07/25/35	[2]	$123,141	$123,379
GE Mortgage Services LLC, Series 1998-HE1, Class A7
6.47%	06/25/28		19	18
HSBC Home Equity Loan Trust, Series 2007-3, Class APT
2.41%	11/20/36	[2]	80,708	81,021
IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
2.00%	12/25/34	[2]	543,467	484,339
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 6A1
3.65%	10/25/34	[2]	251,339	243,729
IndyMac Manufactured Housing Contract, Series 1998-2, Class A4
6.64%	08/25/29	[2]	13,880	14,010
JPMorgan Mortgage Acquisition Trust, Series 2005-FLD1, Class M3
2.00%	07/25/35	[2]	392,832	393,928
JPMorgan Mortgage Trust, Series 2005-A2, Class 9A1
3.47%	04/25/35	[2]	200,718	203,702
MASTR Adjustable Rate Mortgages Trust, Series 2004-1, Class 2A1
3.62%	01/25/34	[2]	12,664	12,896
MASTR Adjustable Rate Mortgages Trust, Series 2004-12, Class 5A1
3.29%	10/25/34	[2]	415,190	403,522
MASTR Adjustable Rate Mortgages Trust, Series 2004-5, Class 3A1
1.63%	06/25/34	[2]	6,056	5,062
MASTR Seasoned Securities Trust, Series 2004-1, Class 4A1
3.13%	10/25/32	[2]	53,609	54,125
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
1.37%	07/25/36	[2]	462,825	460,039
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A
3.35%	12/25/32	[2]	182,658	181,997
Morgan Stanley Capital I Trust, Series 2006-NC1, Class A4
1.52%	12/25/35	[2]	442,984	441,981
Residential Asset Mortgage Products Trust,Series 2004-SL1, Class A2
8.50%	11/25/31		34,570	10,544
Residential Asset Mortgage Products Trust, Series 2004-SL1, Class A8
6.50%	11/25/31		69,203	73,473

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  109

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securities Trust, Series 2004-IP2, Class 2A1
3.28%	12/25/34	[2]	$154,002	$154,557
Structured Asset Securities Corp., Series 2001-15A, Class 4A1
3.18%	10/25/31	[2]	30,513	30,568
Terwin Mortgage Trust, Series 2004-13AL, Class 2PX (IO)
0.34%	08/25/34	[3,5]	2,721,406	37,565
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6, Class A
2.18%	06/25/42	[2]	47,504	45,891
WaMu Mortgage Pass-Through Certificates, Series 2003-AR6, Class A1
3.23%	06/25/33	[2]	118,298	118,953
WaMu Mortgage Pass-Through Certificates, Series 2005-4, Class CB13
1.72%	06/25/35	[2]	243,338	204,950

				4,687,090

U.S. Agency Mortgage-Backed — 34.14%
Fannie Mae Multifamily REMIC Trust, Series 2015-M12, Class FA
1.38%	04/25/20	[2]	575,410	575,887
Fannie Mae Pool 111643
2.69%	09/01/20	[2]	3,202	3,213
Fannie Mae Pool 254548
5.50%	12/01/32		177,445	198,431
Fannie Mae Pool 467572
3.80%	04/01/18		1,081,710	1,088,898
Fannie Mae Pool 468769
3.42%	09/01/18		1,082,929	1,099,260
Fannie Mae Pool 523829
8.00%	11/01/19		27,568	28,541
Fannie Mae Pool 555098
3.11%	11/01/32	[2]	23,268	24,677
Fannie Mae Pool 555424
5.50%	05/01/33		115,553	128,405
Fannie Mae Pool 567002
8.00%	05/01/23		32,776	35,917
Fannie Mae Pool 655133
7.00%	08/01/32		23,517	26,250
Fannie Mae Pool 655151
7.00%	08/01/32		15,743	16,703
Fannie Mae Pool 762525
6.50%	11/01/33		28,765	31,636
Fannie Mae Pool 770900
3.31%	04/01/34	[2]	243,660	253,152
Fannie Mae Pool 893489
2.87%	09/01/36	[2]	31,739	33,284

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AD0538
6.00%	05/01/24		$95,274	$102,987
Fannie Mae Pool AE0443
6.50%	10/01/39		138,782	154,052
Fannie Mae Pool AL0851
6.00%	10/01/40		121,339	136,339
Fannie Mae Pool AM6261
1.22%	07/01/19	[2]	1,040,000	1,040,885
Fannie Mae Pool AM7028
1.24%	10/01/19	[2]	1,040,000	1,040,880
Fannie Mae REMICS, Series 1988-12, Class A
4.65%	02/25/18	[2]	279	280
Fannie Mae REMICS, Series 1993-80, Class S
9.39%	05/25/23	[2]	1,503	1,673
Fannie Mae REMICS, Series 2001-42, Class SB
8.50%	09/25/31	[2]	1,933	2,375
Fannie Mae REMICS, Series 2001-60, Class OF
2.17%	10/25/31	[2]	162,989	165,907
Fannie Mae REMICS, Series 2002-30,
Class FB 2.22%	08/25/31	[2]	211,446	215,327
Fannie Mae REMICS, Series 2003-117, Class XF
1.57%	08/25/33	[2]	82,380	82,389
Fannie Mae REMICS, Series 2003-124, Class TS
9.80%	01/25/34	[2]	24,595	32,512
Fannie Mae REMICS, Series 2003-134, Class FC
1.82%	12/25/32	[2]	670,691	678,377
Fannie Mae REMICS, Series 2003-29, Class F
1.72%	12/25/32	[2]	152,636	152,636
Fannie Mae REMICS, Series 2003-64, Class KS
8.06%	07/25/18	[2]	17,792	18,225
Fannie Mae REMICS, Series 2004-38, Class FT
1.65%	10/25/33	[2]	272,810	273,456
Fannie Mae REMICS, Series 2004-60, Class FW
1.67%	04/25/34	[2]	647,470	649,297
Fannie Mae REMICS, Series 2004-79, Class F
1.52%	08/25/32	[2]	133,321	133,372

See accompanying notes to Schedule of Portfolio Investments.

110  /  N-Q Report June 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2004-96, Class MT
7.00%	12/25/34	[2]	$10,049	$10,980
Fannie Mae REMICS, Series 2005-114, Class PF
1.59%	08/25/35	[2]	997,954	999,284
Fannie Mae REMICS, Series 2005-57, Class EG
1.52%	03/25/35	[2]	298,662	298,575
Fannie Mae REMICS, Series 2006-56, Class FD
1.47%	07/25/36	[2]	263,434	263,401
Fannie Mae REMICS, Series 2006-84, Class WF
1.52%	02/25/36	[2]	156,449	156,509
Fannie Mae REMICS, Series 2007-68, Class SC (IO)
5.48%	07/25/37	[2]	191,418	33,763
Fannie Mae REMICS, Series 2008-47, Class PF
1.72%	06/25/38	[2]	61,553	61,651
Fannie Mae REMICS, Series 2009-111, Class DA
5.00%	12/25/39		64,471	67,978
Fannie Mae REMICS, Series 2009-33, Class FB
2.04%	03/25/37	[2]	211,923	216,666
Fannie Mae REMICS, Series 2010-109, Class PF
1.62%	10/25/40	[2]	121,108	121,593
Fannie Mae REMICS, Series 2010-119, Class FK
1.72%	04/25/40	[2]	49,618	49,643
Fannie Mae REMICS, Series 2010-26, Class S (IO)
5.01%	11/25/36	[2]	664,655	111,676
Fannie Mae REMICS, Series 2010-35, Class FL
1.67%	07/25/38	[2]	314,893	315,266
Fannie Mae REMICS, Series 2011-124, Class DF
1.67%	08/25/40	[2]	778,484	781,877
Fannie Mae REMICS, Series 2011-71, Class FB
1.72%	05/25/37	[2]	286,420	287,360
Fannie Mae REMICS, Series 2011-8, Class PF
1.72%	01/25/40	[2]	196,454	197,210
Fannie Mae REMICS, Series 2012-19, Class FP
1.72%	12/25/39	[2]	958,306	975,677

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2012-33, Class F
1.74%	04/25/42	[2]	$890,403	$897,597
Fannie Mae REMICS, Series 2013-75, Class FC
1.47%	07/25/42	[2]	880,391	878,403
Fannie Mae REMICS. Series 2004-92, Class FD
1.57%	05/25/34	[2]	858,401	860,155
Fannie Mae-Aces, Series 2013-M13, Class FA
1.57%	05/25/18	[2]	972,377	973,382
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		461,874	461,320
Fannie Mae-Aces, Series 2014-M12, Class FA
1.34%	10/25/21	[2]	157,628	157,922
Freddie Mac Gold Pool C90237
6.50%	11/01/18		7,342	7,513
Freddie Mac Gold Pool C90474
7.00%	08/01/21		24,125	25,475
Freddie Mac Gold Pool D93410
6.50%	04/01/19		8,526	8,778
Freddie Mac Gold Pool G13107
5.50%	07/01/20		55,617	56,039
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		795,000	838,001
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A1
3.40%	07/25/19		411,738	420,099
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A1
3.32%	07/25/20		272,075	276,292
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF05, Class A
1.57%	09/25/21	[2]	514,793	515,444
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
1.60%	08/25/23	[2]	712,190	713,963
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		855,000	895,509
Freddie Mac Non Gold Pool 775554
2.40%	10/01/18	[2]	251	251

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  111

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 1526, Class L
6.50%	06/15/23		$3,459	$3,761
Freddie Mac REMICS, Series 2368, Class AF
2.11%	10/15/31	[2]	81,482	82,742
Freddie Mac REMICS, Series 2642, Class BW (IO)
5.00%	06/15/23		2,256	107
Freddie Mac REMICS, Series 2733, Class FB
1.76%	10/15/33	[2]	926,507	936,856
Freddie Mac REMICS, Series 2763, Class FC
1.51%	04/15/32	[2]	517,831	518,506
Freddie Mac REMICS, Series 2945, Class LD
4.00%	02/15/35		15,933	16,142
Freddie Mac REMICS, Series 2990, Class DE
1.54%	11/15/34	[2]	751,470	754,671
Freddie Mac REMICS, Series 2990, Class LE
1.48%	10/15/34	[2]	555,533	556,297
Freddie Mac REMICS, Series 3001, Class HS
13.85%	02/15/35	[2]	1,367	1,381
Freddie Mac REMICS, Series 3066, Class PF
1.46%	04/15/35	[2]	1,050,540	1,051,904
Freddie Mac REMICS, Series 3085, Class FW
1.86%	08/15/35	[2]	758,980	772,176
Freddie Mac REMICS, Series 3139, Class FL
1.46%	01/15/36	[2]	1,043,350	1,043,847
Freddie Mac REMICS, Series 3172, Class FK
1.61%	08/15/33	[2]	514,574	515,411
Freddie Mac REMICS, Series 3196, Class FA
1.51%	04/15/32	[2]	764,555	765,392
Freddie Mac REMICS, Series 3300, Class FA
1.46%	08/15/35	[2]	706,356	705,396
Freddie Mac REMICS, Series 3325, Class NF
1.46%	08/15/35	[2]	141,897	141,704
Freddie Mac REMICS, Series 3346, Class FA
1.39%	02/15/19	[2]	83,779	83,832

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3652, Class PF
1.91%	07/15/32	[2]	$70,252	$70,673
Freddie Mac REMICS, Series 3767, Class JF
1.46%	02/15/39	[2]	732,681	734,396
Freddie Mac REMICS, Series 3780, Class LF
1.56%	03/15/29	[2]	351,634	351,765
Freddie Mac REMICS, Series 3792, Class DF
1.56%	11/15/40	[2]	584,710	585,595
Freddie Mac REMICS, Series 3806, Class DF
1.56%	08/15/25	[2]	305,392	307,392
Freddie Mac REMICS, Series 3828, Class TF
1.56%	04/15/29	[2]	177,765	178,141
Freddie Mac REMICS, Series 3831, Class PV
5.00%	05/15/25		416,992	420,606
Freddie Mac REMICS, Series 3845, Class FQ
1.41%	02/15/26	[2]	506,945	507,603
Freddie Mac REMICS, Series 3895, Class BF
1.66%	07/15/41	[2]	425,385	428,739
Freddie Mac REMICS, Series 3940, Class PF
1.51%	05/15/40	[2]	1,149,996	1,150,059
Freddie Mac REMICS, Series 3946, Class FG
1.51%	10/15/39	[2]	599,855	600,864
Freddie Mac REMICS, Series 4109, Class KF
1.56%	05/15/32	[2]	333,925	334,364
Freddie Mac Strips, Series 263, Class F5
1.66%	06/15/42	[2]	643,324	648,399
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A
1.35%	02/25/20	[2]	700,000	701,087
Ginnie Mae II Pool 80546
2.25%	10/20/31	[2]	14,964	15,516
Ginnie Mae II Pool 80610
2.13%	06/20/32	[2]	164,841	170,742
Ginnie Mae II Pool 80614
2.13%	07/20/32	[2]	23,094	23,914
Ginnie Mae II Pool 80687
2.13%	04/20/33	[2]	137,706	142,972
Ginnie Mae II Pool 8339
2.25%	12/20/23	[2]	23,545	24,119

See accompanying notes to Schedule of Portfolio Investments.

112  /  N-Q Report June 2017

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 8684
2.13%	08/20/25	[2]	$34,952	$35,961
Ginnie Mae II Pool MA0331
2.50%	08/20/42	[2]	269,853	278,781
Ginnie Mae, Series 2001-22, Class FK
1.52%	05/16/31	[2]	985,729	987,797
Ginnie Mae, Series 2001-51, Class FA
1.67%	10/16/31	[2]	893,475	896,390
Ginnie Mae, Series 2002-16, Class FV
1.57%	02/16/32	[2]	1,080,562	1,084,665
Ginnie Mae, Series 2002-20, Class FC
1.47%	03/16/32	[2]	300,750	301,103
Ginnie Mae, Series 2002-72, Class FB
1.61%	10/20/32	[2]	234,411	234,803
Ginnie Mae, Series 2002-72, Class FC
1.61%	10/20/32	[2]	223,569	223,942
Ginnie Mae, Series 2003-42, Class FA
1.57%	07/16/31	[2]	1,068,757	1,074,329
Ginnie Mae, Series 2004-2, Class FW
2.45%	01/16/34	[2]	488,646	510,343
Ginnie Mae, Series 2009-66, Class UF
2.17%	08/16/39	[2]	227,664	232,011
Ginnie Mae, Series 2009-92, Class FC
1.97%	10/16/39	[2]	227,731	231,189
Ginnie Mae, Series 2010-108, Class PF
1.61%	02/20/38	[2]	174,829	174,962
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[2]	3,083,457	62,527
Ginnie Mae, Series 2012-10, Class FP
1.51%	01/20/41	[2]	235,478	235,704
Ginnie Mae, Series 2012-13, Class KF
1.51%	07/20/38	[2]	575,423	577,284
NCUA Guaranteed Notes, Series 2010-R1, Class A1
1.53%	10/07/20	[2]	731,779	733,451
NCUA Guaranteed Notes, Series 2010-R2, Class 1A
1.45%	11/06/17	[2]	813,167	813,231
NCUA Guaranteed Notes, Series 2010-R3, Class 1A
1.64%	12/08/20	[2]	731,146	734,987
NCUA Guaranteed Notes, Series 2011-C1, Class 2A
1.61%	03/09/21	[2]	497,757	496,848
NCUA Guaranteed Notes, Series 2011-R3, Class 1A
1.52%	03/11/20	[2]	334,646	334,653

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
NCUA Guaranteed Notes, Series 2011-R4, Class 1A
1.46%	03/06/20	[2]	$39,508	$39,514

				47,002,021

Total Mortgage-Backed
(Cost $55,761,280)				55,762,770

U.S. TREASURY SECURITIES — 20.94%
U.S. Treasury Notes — 20.94%
U.S. Treasury Notes
1.22%	10/31/17	[2]	2,900,000	2,901,876
1.25%	04/30/19		10,835,000	10,809,603
1.25%	05/31/19		12,250,000	12,221,531
1.32%	01/31/18	[2]	2,900,000	2,905,473

Total U.S. Treasury Securities
(Cost $28,865,245)				28,838,483

Total Bonds – 87.85%
(Cost $120,989,743)				120,965,537

Issues	Maturity Date		Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS — 12.54%
Foreign Government Obligations — 3.75%
Japan Treasury Discount Bill, Series 684 (Japan)
0.00%[6]	08/21/17	[4]	120,000,000	1,068,105
Japan Treasury Discount Bill, Series 691 (Japan)
0.00%[6]	09/25/17	[4]	460,000,000	4,094,839

				5,162,944

Money Market Funds — 1.18%
Dreyfus Government Cash Management Fund
0.91%[7]			1,618,000	1,618,000

U.S. Agency Discount Notes — 1.45%
Federal Home Loan Bank
0.96%[6]	08/16/17		2,000,000	1,997,532

U.S. Treasury Bills — 6.16%
U.S. Treasury Bills
0.78%[6]	08/03/17		500,000	499,635
0.81%[6]	08/10/17		3,000,000	2,997,255
0.86%[6]	08/17/17		1,000,000	998,877

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  113

Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount/ Share	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills (continued)
0.99%[6]	11/02/17	$4,000,000	$3,985,944

			8,481,711

Total Short-Term Investments
(Cost $17,308,661)			17,260,187

Total Investments – 100.39%
(Cost $138,298,404)[1]			138,225,724

Liabilities in Excess of Other
Assets – (0.39)%			(535,383)

Net Assets – 100.00%			$137,690,341

Currency Purchased		Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 08/21/17 at 112.11 Counterparty: Goldman Sachs & Co.
USD $1,082,287	JPY	120,000,000	$11,945
Forward currency contract to sell Japanese Yen on 09/25/17 at 111.93 Counterparty: Goldman Sachs & Co.
USD $4,146,849	JPY	460,000,000	37,228

Net unrealized appreciation			$49,173

Notes:

[1]	Cost for federal income tax purposes is $138,301,238 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$397,322
Gross unrealized (depreciation)	(472,836)

Net unrealized (depreciation)	$(75,514)

[2]	Floating rate security. The rate disclosed was in effect at June 30, 2017.

[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $37,565, which is 0.03% of total net assets.

[6]	Represents annualized yield at date of purchase.

[7]	Represents the current yield as of June 30, 2017.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(MTN): Medium-term note

(STEP): Step coupon bond

(USD): U.S. dollar

See accompanying notes to Schedule of Portfolio Investments.

114  /  N-Q Report June 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 95.09%
ASSET-BACKED SECURITIES — 15.93%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[2]	$475,852	$561,853
Access Group, Inc., Series 2015-1, Class A
1.92%	07/25/56	[2,3]	5,999,609	5,967,783
AIMCO CLO, Series 2014-AA, Class AR (Cayman Islands)
2.18%	07/20/26	[2,3,4]	2,900,000	2,900,635
American Money Management Corp. CLO, Series 2015-17A, Class A1 (Cayman Islands)
2.78%	11/15/27	[2,3,4]	5,175,000	5,197,552
ARES XXIX CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
2.35%	04/17/26	[2,3,4]	8,675,000	8,694,258
BA Credit Card Trust, Series 2015-A1, Class A
1.49%	06/15/20	[3]	790,000	791,303
Babson CLO, Inc., Series 2004-3A, Class AR (Cayman Islands)
2.48%	01/15/26	[2,3,4]	6,400,000	6,413,754
Babson CLO, Inc., Series 2044-1A, Class A1R (Cayman Islands)
2.31%	07/20/25	[2,3,4]	7,165,000	7,165,735
Ballyrock CLO LLC, Series 2014-1A, Class A1R (Cayman Islands)
2.31%	10/20/26	[2,3,4]	7,995,000	7,995,069
Bayview Commercial Asset Trust, Series 2004-3, Class A1
1.59%	01/25/35	[2,3]	971,256	938,395
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
1.52%	04/25/35	[2,3]	1,617,090	1,534,721
Bayview Commercial Asset Trust, Series 2006-4A, Class A1
1.45%	12/25/36	[2,3]	1,319,362	1,251,533
BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands)
2.49%	04/13/27	[2,3,4]	6,250,000	6,274,931
Brazos Higher Education Authority, Inc., Series 2005-3, Class A16
1.50%	06/25/26	[3]	125,342	123,783
Brazos Higher Education Authority, Inc., Series 2006-2, Class A9
1.31%	12/26/24	[3]	34,379	34,106
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
1.99%	02/25/30	[3]	88,469	88,369
Cedar Creek CLO Ltd., Series 2013-1A, Class A (Cayman Islands)
2.26%	04/20/24	[2,3,4]	5,000,000	5,001,058
Chase Issuance Trust, Series 2012-A10, Class A10
1.42%	12/16/19	[3]	6,010,000	6,016,743

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Chase Issuance Trust, Series 2015-A1, Class A1
1.48%	02/18/20	[3]	$2,000,000	$2,003,310
CIT Education Loan Trust, Series 2007-1, Class A
1.39%	03/25/42	[2,3]	3,528,953	3,314,419
CIT Education Loan Trust, Series 2007-1, Class B
1.60%	06/25/42	[2,3]	3,154,301	2,826,538
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2
2.37%	01/23/20	[3]	5,980,000	6,020,068
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4
1.64%	07/24/20	[3]	1,900,000	1,906,656
Dryden 41 Senior Loan Fund, Series 2015-41A, Class A (Cayman Islands)
2.66%	01/15/28	[2,3,4]	6,750,000	6,806,113
Dryden XXII Senior Loan Fund, Series 2013-30A, Class A (Cayman Islands)
2.43%	11/15/25	[2,3,4]	7,500,000	7,500,528
Eaton Vance CLO Ltd., Series 2014-1A, Class AR (Cayman Islands)
2.36%	07/15/26	[2,3,4]	8,000,000	8,000,524
Edsouth Indenture No. 3 LLC, Series 2012-2, Class A
1.95%	04/25/39	[2,3]	225,326	225,370
Education Loan Asset-Backed Trust, Series 2013-1, Class A2
2.02%	04/26/32	[2,3]	3,465,000	3,382,986
Educational Funding of the South, Inc., Series 2012-1, Class A
2.27%	03/25/36	[3]	122,786	123,549
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
2.57%	03/25/36	[2,3]	6,400,000	6,511,347
Flagship CLO VIII Ltd., Series 2014-8A, Class AR (Cayman Islands)
2.41%	01/16/26	[2,3,4]	7,945,000	8,010,389
GCO Education Loan Funding Trust, Series 2006-2AR, Class A1RN
1.87%	08/27/46	[2,3]	2,897,293	2,711,049
GE Business Loan Trust, Series 2005-1A, Class A3
1.41%	06/15/33	[2,3]	2,686,506	2,573,850
GE Business Loan Trust, Series 2005-2A, Class A
1.40%	11/15/33	[2,3]	5,559,913	5,341,759
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[2,4]	1,799,167	1,765,351
Goal Capital Funding Trust, Series 2006-1, Class B
1.64%	08/25/42	[3]	569,560	526,808

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  115

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Higher Education Funding, Series 2014-1, Class A
2.24%	05/25/34	[2,3]	$1,686,424	$1,681,194
Honda Auto Receivables Owner Trust, Series 2015-4, Class A3
1.23%	09/23/19		7,400,000	7,384,715
Honda Auto Receivables Owner Trust, Series 2016-4, Class A2
1.04%	04/18/19		5,709,619	5,697,303
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2
1.42%	07/22/19		2,005,000	2,004,938
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%	08/16/60	[2]	4,000,000	4,029,623
Limerock CLO III Ltd., Series 2014-3A, Class A1R (Cayman Islands)
2.36%	10/20/26	[2,3,4]	8,000,000	8,004,742
Magnetite XI CLO Ltd., Series 2014-9A, Class A1R (Cayman Islands)
2.16%	07/25/26	[2,3,4]	2,000,000	2,000,022
Mill Creek II CLO Ltd., Series 2016-1A, Class A (Cayman Islands)
2.91%	04/20/28	[2,3,4]	5,750,000	5,847,969
National Collegiate Student Loan Trust, Series 2004-2, Class A4
1.53%	11/27/28	[3]	375,920	375,846
National Collegiate Student Loan Trust, Series 2006-4, Class A3
1.48%	02/26/29	[3]	4,604,618	4,574,106
National Collegiate Student Loan Trust, Series 2007-2, Class A2
1.35%	06/26/28	[3]	1,485,628	1,483,969
Navient Student Loan Trust, Series 2014-1, Class A4
1.97%	02/25/39	[3]	3,840,000	3,700,392
Navient Student Loan Trust, Series 2014-8, Class A3
1.82%	05/27/49	[3]	6,120,000	6,100,086
Navient Student Loan Trust, Series 2015-1, Class A2
1.82%	04/25/40	[3]	9,370,000	9,344,054
Navient Student Loan Trust, Series 2015-1, Class B
2.72%	07/25/52	[3]	5,000,000	4,892,823
Navient Student Loan Trust, Series 2015-2, Class A1
1.50%	11/25/24	[3]	1,256,802	1,257,115
Navient Student Loan Trust, Series 2016-2, Class A3
2.72%	06/25/65	[2,3]	11,200,000	11,533,495
Navient Student Loan Trust, Series 2017-1A, Class A3
2.37%	07/26/66	[2,3]	16,200,000	16,435,146

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2017-3A, Class A3
2.27%	07/26/66	[2,3]	$18,400,000	$18,631,202
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B1
1.81%	02/25/36	[2,3]	150,000	144,070
Nelnet Education Loan Funding, Inc., Series 2004-1A, Class B2
1.81%	02/25/36	[2,3]	825,000	788,303
Nelnet Student Loan Trust, Series 2006-2, Class B
1.36%	01/25/38	[3]	4,760,836	4,108,750
Nelnet Student Loan Trust, Series 2007-1, Class A3
1.26%	05/27/25	[3]	2,700,000	2,651,797
Nelnet Student Loan Trust, Series 2012-5A, Class A
1.82%	10/27/36	[2,3]	169,560	168,543
Nelnet Student Loan Trust, Series 2014-4A, Class A2
2.17%	11/25/48	[2,3]	1,865,000	1,829,419
Nelnet Student Loan Trust, Series 2015-1A, Class A
1.81%	04/25/46	[2,3]	6,877,272	6,880,001
Nelnet Student Loan Trust, Series 2015-3A, Class A3
2.12%	06/25/54	[2,3]	11,000,000	10,836,977
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A
0.87%	11/15/18		1,155,354	1,154,716
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A2A
1.07%	05/15/19		4,832,307	4,825,894
Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2A
1.47%	01/15/20		2,745,000	2,744,372
Northstar Education Finance, Inc., Series 2007-1, Class A2
1.92%	01/29/46	[3]	135,000	130,601
PHEAA Student Loan Trust, Series 2013-3A, Class A
1.97%	11/25/42	[2,3]	5,137,452	5,133,451
Scholar Funding Trust, Series 2011-A, Class A
2.07%	10/28/43	[2,3]	143,896	142,540
Scholar Funding Trust, Series 2012-B, Class A2
2.32%	03/28/46	[2,3]	149,767	149,889
SLC Student Loan Trust I, Series 2002-2, Class B2
2.58%	07/01/42	[2,3]	200,000	167,874
SLC Student Loan Trust I, Series 2005-3, Class A4
1.40%	12/15/39	[3]	13,800,000	12,823,767

See accompanying notes to Schedule of Portfolio Investments.

116  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust, Series 2004-1, Class B
1.47%	08/15/31	[3]	$736,418	$667,778
SLC Student Loan Trust, Series 2005-2, Class A4
1.41%	12/15/39	[3]	12,000,000	11,277,650
SLC Student Loan Trust, Series 2006-1, Class A6
1.41%	03/15/55	[3]	13,120,000	12,071,376
SLC Student Loan Trust, Series 2006-1, Class B
1.46%	03/15/55	[3]	2,886,324	2,620,630
SLC Student Loan Trust, Series 2006-2, Class A5
1.35%	09/15/26	[3]	149,571	149,269
SLC Student Loan Trust, Series 2006-2, Class B
1.48%	12/15/39	[3]	837,787	737,876
SLC Student Loan Trust, Series 2007-1, Class A4
1.24%	05/15/29	[3]	14,047,469	13,832,008
SLC Student Loan Trust, Series 2008-1, Class A4A
2.85%	12/15/32	[3]	4,742,224	4,928,035
SLM Student Loan Trust I, Series 2003-10A, Class A3
1.72%	12/15/27	[2,3]	14,888,302	14,882,510
SLM Student Loan Trust I, Series 2003-12, Class B
1.84%	03/15/38	[3]	6,475,796	5,827,044
SLM Student Loan Trust I, Series 2014-2, Class A3
1.81%	03/25/55	[3]	15,000,000	15,040,516
SLM Student Loan Trust, Series 2003-4, Class A5D
2.00%	03/15/33	[2,3]	3,143,737	3,098,235
SLM Student Loan Trust, Series 2003-7, Class B
1.82%	09/15/39	[3]	4,589,419	4,155,608
SLM Student Loan Trust, Series 2004-10, Class A6A
1.71%	04/27/26	[2,3]	8,807,900	8,814,601
SLM Student Loan Trust, Series 2004-10, Class B
1.53%	01/25/40	[3]	12,836,689	11,464,287
SLM Student Loan Trust, Series 2004-2, Class B
1.63%	07/25/39	[3]	779,310	713,693
SLM Student Loan Trust, Series 2004-5A, Class A5
1.76%	10/25/23	[2,3]	464,070	464,209
SLM Student Loan Trust, Series 2004-8A, Class A5
1.66%	04/25/24	[2,3]	661,227	663,492

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2005-10, Class A4
1.27%	10/25/19	[3]	$100,735	$100,723
SLM Student Loan Trust, Series 2005-9, Class B
1.46%	01/25/41	[3]	1,496,514	1,365,111
SLM Student Loan Trust, Series 2006-2, Class A6
1.33%	01/25/41	[3]	16,800,000	16,141,675
SLM Student Loan Trust, Series 2006-4, Class A5
1.26%	10/27/25	[3]	27,673	27,670
SLM Student Loan Trust, Series 2006-8, Class A6
1.32%	01/25/41	[3]	1,800,000	1,680,377
SLM Student Loan Trust, Series 2006-9, Class A5
1.26%	01/26/26	[3]	160,069	159,775
SLM Student Loan Trust, Series 2007-1, Class B
1.38%	01/27/42	[3]	3,954,052	3,601,936
SLM Student Loan Trust, Series 2007-3, Class A4
1.22%	01/25/22	[3]	215,000	206,233
SLM Student Loan Trust, Series 2007-6, Class A4
1.54%	10/25/24	[3]	16,005,153	15,924,442
SLM Student Loan Trust, Series 2007-6, Class B
2.01%	04/27/43	[3]	520,712	493,741
SLM Student Loan Trust, Series 2007-7, Class B
1.91%	10/27/70	[3]	2,195,000	1,998,282
SLM Student Loan Trust, Series 2008-2, Class B
2.36%	01/25/83	[3]	1,000,000	914,217
SLM Student Loan Trust, Series 2008-3, Class B
2.36%	04/26/83	[3]	710,000	662,240
SLM Student Loan Trust, Series 2008-4, Class A4
2.81%	07/25/22	[3]	1,896,206	1,944,531
SLM Student Loan Trust, Series 2008-4, Class B
3.01%	04/25/29	[3]	710,000	690,666
SLM Student Loan Trust, Series 2008-5, Class A4
2.86%	07/25/23	[3]	16,724,845	17,194,763
SLM Student Loan Trust, Series 2008-5, Class B
3.01%	07/25/73	[3]	7,315,000	7,222,469
SLM Student Loan Trust, Series 2008-6, Class B
3.01%	07/26/83	[3]	710,000	698,863

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  117

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-7, Class B
3.01%	07/26/83	[3]	$820,000	$805,547
SLM Student Loan Trust, Series 2008-8, Class A4
2.66%	04/25/23	[3]	3,210,000	3,288,637
SLM Student Loan Trust, Series 2008-8, Class B
3.41%	10/25/75	[3]	735,000	738,324
SLM Student Loan Trust, Series 2008-9, Class A
2.66%	04/25/23	[3]	5,820,297	5,949,656
SLM Student Loan Trust, Series 2008-9, Class B
3.41%	10/25/83	[3]	7,235,000	7,348,692
SLM Student Loan Trust, Series 2009-3, Class A
1.97%	01/25/45	[2,3]	11,048,944	10,975,665
SLM Student Loan Trust, Series 2011-1, Class A2
2.37%	10/25/34	[3]	2,680,000	2,721,120
SLM Student Loan Trust, Series 2011-2, Class A1
1.82%	11/25/27	[3]	555,094	557,760
SLM Student Loan Trust, Series 2011-2, Class A2
2.42%	10/25/34	[3]	4,035,000	4,132,034
SLM Student Loan Trust, Series 2012-1, Class A3
2.17%	09/25/28	[3]	1,281,505	1,295,436
SLM Student Loan Trust, Series 2012-2, Class A
1.92%	01/25/29	[3]	1,861,795	1,867,335
SLM Student Loan Trust, Series 2012-7, Class A3
1.87%	05/26/26	[3]	4,400,000	4,298,655
SLM Student Loan Trust, Series 2012-7, Class B
3.02%	09/25/43	[3]	2,200,000	2,139,105
SLM Student Loan Trust, Series 2013-3, Class A2
1.52%	05/26/20	[3]	576,497	576,686
SLM Student Loan Trust, Series 2013-4, Class A
1.77%	06/25/43	[3]	1,853,559	1,853,135
SLM Student Loan Trust, Series 2013-6, Class A2
1.72%	02/25/21	[3]	233,614	233,682
SLM Student Loan Trust, Series 2014-1, Class A2
1.60%	07/26/21	[3]	576,848	577,203
SLM Student Loan Trust, Series 2014-1, Class A3
1.82%	02/26/29	[3]	1,670,000	1,660,442

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	2,†	$2,064,856	$2,321,809
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[2]	1,368,727	1,620,851
Toyota Auto Receivables Owner Trust, Series 2016-C, Class A2A
1.00%	01/15/19		4,336,496	4,332,249
Upland CLO Ltd., Series 2016-1A, Class A1A (Cayman Islands)
2.76%	04/20/28	[2,3,4]	3,575,000	3,608,269
USAAAuto Owner Trust, Series 2016-1, Class A2
1.07%	03/15/19		1,550,334	1,548,901
Voya CLO Ltd., Series 2015-2A, Class A (Cayman Islands)
2.55%	07/23/27	[2,3,4]	8,440,000	8,505,376

Total Asset-Backed Securities (Cost $557,484,122)				561,554,999

BANK LOANS — 0.58%*
Consumer Discretionary — 0.04%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
3.50% (LIBOR plus 2.25%)	02/16/24	[3]	498,747	497,969
Reynolds Group Holdings, Inc., Term Loan, 1st Lien
4.23% (LIBOR plus 3.00%)	02/06/23	[3]	818,823	820,780

				1,318,749

Electric — 0.11%
Chief Power Finance LLC, Term Loan B, 1st Lien
6.07% (LIBOR plus 4.75%)	12/31/20	[3,5]	4,387,500	3,042,007
Homer City Generation LP, Term Loan B, 1st Lien
12.23% (LIBOR plus 11.00%)	04/05/23	[3,5]	724,119	665,285
Vistra Operations Co. LLC, Term Loan B, 1st Lien
3.98% (LIBOR plus 2.75%)	08/04/23	[3]	116,742	115,868
Vistra Operations Co. LLC, Term Loan C, 1st Lien
3.79% (LIBOR plus 2.75%)	08/04/23	[3]	26,759	26,559

				3,849,719

Finance — 0.07%
Delos Finance SARL, Term Loan B, 1st Lien
3.55% (LIBOR plus 2.25%)	10/06/23	[3]	2,652,629	2,665,693

See accompanying notes to Schedule of Portfolio Investments.

118  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care — 0.05%
Air Medical Group Holdings, Inc., Term Loan B, 1st Lien
5.16% (LIBOR plus 4.00%)	04/28/22	[3]	$1,760,554	$1,756,373

Industrials — 0.17%
Tyco International Holdings SARL, Term Loan, 1st Lien
2.96% (LIBOR plus 1.75%)	09/10/19	[3,5]	6,014,906	6,009,282

Information Technology — 0.08%
First Data Corp., Term Loan, 1st Lien
3.72% (LIBOR plus 2.50%)	04/26/24	[3]	2,850,000	2,853,049

Services — 0.06%
AABS Ltd., Term Loan, Series 2013-1, Class A (STEP) (Bermuda)
4.88%	01/15/38	4,†	2,076,068	2,094,172

Total Bank Loans (Cost $21,897,340)				20,547,037

CORPORATES — 31.17%*
Automotive — 0.19%
General Motors Co.
3.50%	10/02/18		5,710,000	5,812,015
Goodyear Tire & Rubber Co. (The)
4.88%	03/15/27		587,000	597,273
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23	[4]	500,000	496,250

				6,905,538

Banking — 5.63%
Banco Continental Sa Via Continental Senior Trustees, Series REGS (Peru)
5.50%	11/18/20	[4]	950,000	1,040,250
Banco Internacional del Peru SAA Interbank, Series REGS (Peru)
6.63%	03/19/29	[3,4]	250,000	276,650
Banco Nacional de Costa Rica, Series REGS (Costa Rica)
5.88%	04/25/21	[4]	250,000	261,875
Bank of America Corp.
3.71%	04/24/28	[3]	10,760,000	10,828,385
4.10%	07/24/23		1,000,000	1,060,041
5.75%	12/01/17		5,610,000	5,705,510
6.00%	09/01/17		3,000,000	3,020,805
Bank of America Corp. (GMTN)
3.50%	04/19/26		2,000,000	2,013,131
6.40%	08/28/17		3,000,000	3,022,274
Bank of America Corp. (MTN)
1.85%	12/01/26	[3]	1,600,000	1,470,547
4.00%	04/01/24		1,200,000	1,258,555
5.65%	05/01/18		17,660,000	18,218,894
6.88%	04/25/18		17,629,000	18,349,162

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Discover Bank
2.60%	11/13/18	$4,515,000	$4,554,409
Global Bank Corp. (Panama)
4.50%	10/20/21[2,4]	540,000	554,040
Grupo Aval Ltd., Series REGS (Colombia)
4.75%	09/26/22[4]	500,000	509,400
HBOS PLC (GMTN) (United Kingdom)
6.75%	05/21/18[2,4]	3,425,000	3,557,967
JPMorgan Chase & Co.
1.80%	01/25/18	5,000,000	5,005,057
2.55%	10/29/20	657,000	662,863
3.22%	03/01/25[3]	13,070,000	13,099,786
3.54%	05/01/28[3]	5,555,000	5,573,262
6.00%	01/15/18	7,000,000	7,157,836
6.30%	04/23/19	4,925,000	5,304,604
PNC Bank N.A.
1.80%	11/05/18	5,000,000	5,007,845
PNC Bank N.A. (BKNT)
1.50%	02/23/18	5,000,000	4,999,203
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21[4]	1,300,000	1,301,557
Santander UK PLC (United Kingdom)
1.65%	09/29/17[4]	2,500,000	2,501,785
3.05%	08/23/18[4]	425,000	430,397
5.00%	11/07/23[2,4]	3,100,000	3,317,784
U.S. Bancorp, Series V (MTN)
2.63%	01/24/22	2,130,000	2,154,863
UBS AG/Stamford CT (GMTN) (Switzerland)
2.00%	03/26/18[3,4]	3,000,000	3,012,267
Wachovia Bank N.A. (BKNT)
6.00%	11/15/17	16,435,000	16,695,938
Wachovia Corp. (MTN)
5.75%	02/01/18	17,654,000	18,073,584
Wells Fargo & Co.
3.00%	04/22/26	11,985,000	11,688,060
3.00%	10/23/26	6,435,000	6,273,681
Wells Fargo & Co. (MTN)
3.58%	05/22/28[3]	10,490,000	10,626,517

			198,588,784

Communications — 2.45%
Altice U.S. Finance I Corp.
5.38%	07/15/23[2]	2,185,000	2,279,228
5.50%	05/15/26[2]	2,500,000	2,634,375
AT&T, Inc.
3.40%	05/15/25	4,000,000	3,938,306
3.60%	02/17/23	1,400,000	1,434,811

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  119

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
4.13%	02/17/26		$7,400,000	$7,600,362
4.35%	06/15/45		1,500,000	1,397,807
4.80%	06/15/44		4,322,000	4,281,328
5.45%	03/01/47		3,900,000	4,211,838
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%	05/01/27	[2]	1,000,000	1,023,743
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	[2]	225,000	230,272
6.38%	09/15/20	[2]	562,000	577,455
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%	10/23/45		5,640,000	6,815,658
CSC Holdings LLC
5.50%	04/15/27	[2]	200,000	212,125
6.75%	11/15/21		500,000	555,000
8.63%	02/15/19		700,000	768,901
GTT Communications, Inc.
7.88%	12/31/24	[2]	1,019,000	1,091,604
Intelsat Jackson Holdings SA (Luxembourg)
5.50%	08/01/23	[4]	4,756,000	3,959,370
9.75%	07/15/25	[2,4]	800,000	801,000
Level 3 Financing, Inc.
5.63%	02/01/23		2,250,000	2,345,625
Sirius XM Radio, Inc.
5.75%	08/01/21	[2]	2,082,000	2,154,870
Sprint Communications, Inc.
9.00%	11/15/18	[2]	1,799,000	1,956,952
TEGNA, Inc.
5.50%	09/15/24	[2]	2,572,000	2,658,805
Time Warner Cable LLC
6.75%	07/01/18		3,606,000	3,773,531
8.25%	04/01/19		1,250,000	1,378,949
Time Warner, Inc.
3.80%	02/15/27		5,020,000	5,061,262
T-Mobile USA, Inc.
4.00%	04/15/22		1,530,000	1,595,025
6.84%	04/28/23		1,745,000	1,867,150
Verizon Communications, Inc.
4.52%	09/15/48		7,090,000	6,735,068
4.86%	08/21/46		3,525,000	3,539,195
5.01%	04/15/49	[2]	2,810,000	2,849,152
5.15%	09/15/23		1,000,000	1,110,277
Viacom, Inc.
3.45%	10/04/26		2,500,000	2,413,845
Virgin Media Secured Finance PLC (United Kingdom)
5.25%	01/15/26	[2,4]	840,000	877,430

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
5.50%	08/15/26	[2,4]	$2,260,000	$2,375,825

				86,506,144

Consumer Discretionary — 1.22%
Altria Group, Inc.
9.70%	11/10/18		3,697,000	4,073,595
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26		8,608,000	8,885,160
BAT International Finance PLC (United Kingdom)
1.85%	06/15/18	[2,4]	11,600,000	11,602,970
Central Garden & Pet Co.
6.13%	11/15/23		1,500,000	1,616,250
Constellation Brands, Inc.
6.00%	05/01/22		1,195,000	1,365,340
DS Services of America, Inc.
10.00%	09/01/21	[2]	2,038,000	2,165,375
First Quality Finance Co., Inc.
4.63%	05/15/21	[2]	1,129,000	1,148,757
GLP Capital LP/GLP Financing II, Inc.
5.38%	04/15/26		197,000	215,674
High Ridge Brands Co.
8.88%	03/15/25	[2]	2,175,000	2,177,719
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
4.75%	06/01/27	[2]	512,000	524,160
KFC Holding Co/Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.25%	06/01/26	[2]	500,000	527,500
Pernod Ricard SA (France)
4.45%	01/15/22	[2,4]	4,540,000	4,858,924
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
5.75%	10/15/20		3,305,000	3,379,363
Scotts Miracle-Gro Co.(The)
5.25%	12/15/26		360,000	378,000

				42,918,787

Electric — 2.64%
AEP Texas Central Co.
3.85%	10/01/25	[2]	6,455,000	6,710,440
AES Gener SA (Chile)
5.00%	07/14/25	[2,4]	500,000	516,700
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22	[4]	250,000	263,750
Alabama Power Capital Trust V
4.40%	10/01/42	[3]	1,300,000	1,258,414
Cleveland Electric Illuminating Co., Series D (The)
7.88%	11/01/17		6,333,000	6,456,069

See accompanying notes to Schedule of Portfolio Investments.

120  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Dominion Resources, Inc.
5.75%	10/01/54	[3]	$2,875,000	$3,083,437
Dominion Resources, Inc., Series A
1.88%	01/15/19		4,400,000	4,391,139
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[2]	4,641,000	5,154,050
Entergy Corp.
4.00%	07/15/22		2,000,000	2,114,379
Eskom Holdings SOC Ltd., Series REGS (South Africa)
7.13%	02/11/25	[4]	1,000,000	1,022,600
FirstEnergy Transmission LLC
4.35%	01/15/25	[2]	2,131,000	2,236,250
Homer City Generation LP6
8.14%	10/01/19	[5,7]	1,556,730	537,072
8.73%	10/01/26	[5,7]	4,848,440	1,672,712
IPALCO Enterprises, Inc.
5.00%	05/01/18		1,700,000	1,730,834
ITC Holdings Corp.
3.25%	06/30/26		3,000,000	2,970,706
3.65%	06/15/24		1,426,000	1,443,526
Kansas City Power & Light Co.
3.15%	03/15/23		6,250,000	6,312,294
Metropolitan Edison Co.
4.00%	04/15/25	[2]	3,000,000	3,076,655
7.70%	01/15/19		2,230,000	2,406,462
MidAmerican Energy Co.
3.10%	05/01/27		6,165,000	6,214,770
NextEra Energy Capital Holdings, Inc., Series F
2.06%	09/01/17		6,000,000	6,002,976
Oncor Electric Delivery Co. LLC
6.80%	09/01/18		1,000,000	1,056,410
Pennsylvania Electric Co.
6.05%	09/01/17		3,175,000	3,195,530
Perusahaan Gas Negara Persero TBK PT (Indonesia)
5.13%	05/16/24	[2,4]	1,150,000	1,235,859
Public Service Co. of New Mexico
3.85%	08/01/25		3,500,000	3,611,051
5.35%	10/01/21		50,000	54,868
Public Service Electric & Gas Co., Series CC
9.25%	06/01/21		7,920,000	9,806,754
Southern Co. Gas Capital Corp.
3.25%	06/15/26		3,350,000	3,286,916
Southwestern Electric Power Co.
3.55%	02/15/22		3,000,000	3,100,167
6.45%	01/15/19		1,885,000	2,002,879

				92,925,669

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy — 1.87%
Antero Resources Corp.
5.00%	03/01/25	[2]	$1,000,000	$972,500
BP Capital Markets PLC (United Kingdom)
3.06%	03/17/22	[4]	2,395,000	2,448,549
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	[2]	700,000	718,375
Concho Resources, Inc.
5.50%	04/01/23		1,750,000	1,806,875
Diamondback Energy, Inc.
4.75%	11/01/24	[2]	700,000	699,125
5.38%	05/31/25	[2]	1,172,000	1,207,160
Enbridge Energy Partners LP
5.88%	10/15/25		2,500,000	2,854,366
Energy Transfer Partners LP
5.15%	03/15/45		6,556,000	6,390,028
Florida Gas Transmission Co. LLC
7.90%	05/15/19	[2]	1,375,000	1,510,800
Gulfport Energy Corp.
6.38%	05/15/25	[2]	315,000	311,456
Hess Corp.
7.88%	10/01/29		1,855,000	2,270,385
Kinder Morgan Energy Partners LP
5.80%	03/15/35		240,000	260,386
Kinder Morgan, Inc.
5.30%	12/01/34		1,000,000	1,032,531
Lukoil International Finance BV, Series REGS (Netherlands)
4.56%	04/24/23	[4]	600,000	615,057
Newfield Exploration Co.
5.63%	07/01/24		166,000	173,263
Noble Energy, Inc.
3.90%	11/15/24		934,000	958,921
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[2]	200,000	200,500
6.25%	06/01/24	[2]	1,650,000	1,740,750
Petrobras Global Finance BV (Netherlands)
4.38%	05/20/23	[4]	360,000	340,056
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[4]	82,500	81,621
Petroleos Mexicanos, Series REGS (Mexico)
5.38%	03/13/22	[4]	3,500,000	3,690,050
QEP Resources, Inc.
5.25%	05/01/23		500,000	475,000
5.38%	10/01/22		684,000	662,625
Rockies Express Pipeline LLC
5.63%	04/15/20	[2]	500,000	533,750
6.00%	01/15/19	[2]	500,000	521,250
Ruby Pipeline LLC
6.00%	04/01/22	[2]	6,850,000	7,324,169

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  121

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Sabine Pass Liquefaction LLC
5.63%	03/01/25		$3,000,000	$3,322,500
Spectra Energy Partners LP
4.60%	06/15/21		3,810,000	4,048,468
TC PipeLines LP
4.38%	03/13/25		3,000,000	3,129,426
4.65%	06/15/21		2,300,000	2,423,236
Texas Eastern Transmission LP
2.80%	10/15/22	[2]	3,000,000	2,948,965
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[2,4]	2,485,200	2,547,330
Williams Partners LP
3.60%	03/15/22		2,854,000	2,918,840
5.10%	09/15/45		2,000,000	2,080,737
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23		2,500,000	2,595,701

				65,814,751

Finance — 6.16%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
3.75%	05/15/19	[4]	3,550,000	3,647,948
Alta Wind Holdings LLC
7.00%	06/30/35	[2,5]	1,949,992	2,213,599
American Express Bank FSB (BKNT)
6.00%	09/13/17		1,900,000	1,915,905
American Express Co.
7.00%	03/19/18		4,000,000	4,147,428
American Express Credit Corp. (MTN)
2.20%	03/03/20		5,000,000	5,025,670
Bear Stearns Cos. LLC (The)
6.40%	10/02/17		3,750,000	3,793,365
7.25%	02/01/18		13,600,000	14,027,761
Citigroup, Inc.
1.70%	04/27/18		6,000,000	5,995,188
1.74%	08/25/36	[3]	5,283,000	4,521,028
1.75%	05/01/18		5,000,000	4,998,286
1.80%	02/05/18		6,415,000	6,420,786
1.89%	11/24/17	[3]	1,000,000	1,001,987
2.50%	09/26/18		14,000,000	14,094,955
6.00%	08/15/17		3,263,000	3,279,100
6.13%	05/15/18		11,705,000	12,137,576
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23	[4]	1,000,000	1,016,250
Ford Motor Credit Co. LLC
2.15%	01/09/18		2,500,000	2,505,294
2.24%	01/09/18	[3]	400,000	401,260
2.38%	01/16/18		3,150,000	3,160,338
5.00%	05/15/18		2,000,000	2,051,631

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
6.63%	08/15/17		$2,250,000	$2,261,978
General Electric Corp. (MTN)
1.66%	08/15/36	[3]	4,085,000	3,747,358
4.65%	10/17/21		70,000	77,198
General Motors Financial Co., Inc.
2.63%	07/10/17		2,500,000	2,500,257
3.00%	09/25/17		1,000,000	1,002,782
3.10%	01/15/19		2,000,000	2,028,558
Goldman Sachs Group, Inc. (GMTN) (The)
7.50%	02/15/19		2,475,000	2,685,670
Goldman Sachs Group, Inc. (MTN) (The)
3.85%	07/08/24		9,710,000	10,092,836
Goldman Sachs Group, Inc. (The)
2.38%	01/22/18		2,000,000	2,007,770
2.90%	07/19/18		1,000,000	1,011,860
5.95%	01/18/18		20,075,000	20,526,366
6.15%	04/01/18		13,276,000	13,704,523
Guanay Finance Ltd. (Cayman Islands)
6.00%	12/15/20	[2,4]	182,872	188,266
International Lease Finance Corp.
7.13%	09/01/18	[2]	6,300,000	6,670,125
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.88%	10/01/22	[2]	2,500,000	2,587,500
Morgan Stanley
1.88%	01/05/18		2,000,000	2,002,321
2.04%	01/05/18	[3]	2,000,000	2,005,940
3.63%	01/20/27		2,725,000	2,747,893
Morgan Stanley (GMTN)
5.50%	07/24/20		3,000,000	3,277,755
6.63%	04/01/18		21,642,000	22,414,576
7.30%	05/13/19		2,740,000	2,996,859
Morgan Stanley (MTN)
5.63%	09/23/19		2,000,000	2,149,082
5.95%	12/28/17		10,083,000	10,289,964
Raymond James Financial, Inc.
8.60%	08/15/19		530,000	599,206
SL Green Realty Corp.
5.00%	08/15/18		895,000	917,891
Tanner Servicios Financieros SA, Series REGS (Chile)
4.38%	03/13/18	[4]	500,000	506,900

				217,356,789

Food — 0.44%
BRF SA, Series REGS (Brazil)
3.95%	05/22/23	[4]	560,000	541,268
Chobani LLC/Chobani Finance Corp., Inc.
7.50%	04/15/25	[2]	2,700,000	2,848,500

See accompanying notes to Schedule of Portfolio Investments.

122  /  N-Q Report June 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Food (continued)
Dole Food Co., Inc.
7.25%	06/15/25	[2]	$1,300,000	$1,358,500
Kraft Heinz Foods Co.
3.00%	06/01/26		3,478,000	3,335,051
5.20%	07/15/45		5,500,000	5,974,952
Post Holdings, Inc.
5.00%	08/15/26	[2]	1,518,000	1,518,000

				15,576,271

Gaming — 0.15%
Churchill Downs, Inc.
5.38%	12/15/21		3,465,000	3,612,263
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp.
5.88%	05/15/25	[2]	1,810,000	1,769,275

				5,381,538

Health Care — 3.92%
Abbott Laboratories
3.75%	11/30/26		6,235,000	6,375,425
AbbVie, Inc.
1.80%	05/14/18		1,500,000	1,502,211
4.30%	05/14/36		1,000,000	1,020,932
Actavis Funding SCS (Luxembourg)
2.35%	03/12/18	[4]	6,000,000	6,026,070
3.80%	03/15/25	[4]	4,306,000	4,461,115
4.55%	03/15/35	[4]	1,500,000	1,605,825
Aetna, Inc.
2.80%	06/15/23		1,577,000	1,572,416
Amgen, Inc.
4.40%	05/01/45		1,880,000	1,938,774
4.66%	06/15/51		2,000,000	2,127,846
Anthem, Inc.
1.88%	01/15/18		8,295,000	8,305,254
3.50%	08/15/24		8,171,000	8,394,383
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	[4]	2,246,000	2,234,215
3.38%	11/16/25	[4]	2,130,000	2,181,191
Becton Dickinson and Co.
2.13%	06/06/19		2,920,000	2,925,802
Biogen, Inc.
5.20%	09/15/45		3,423,000	3,932,058
Celgene Corp.
2.88%	08/15/20		4,300,000	4,400,349
5.00%	08/15/45		3,250,000	3,673,117
Centene Corp.
4.75%	01/15/25		3,600,000	3,708,000
DaVita HealthCare Partners, Inc.
5.00%	05/01/25		700,000	703,500

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Gilead Sciences, Inc.
4.15%	03/01/47		$6,155,000	$6,199,353
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,764,219
HCA, Inc.
5.00%	03/15/24		1,000,000	1,061,250
6.50%	02/15/20		3,675,000	4,014,937
Hill-Rom Holdings, Inc.
5.75%	09/01/23	[2]	488,000	514,840
Humana, Inc.
7.20%	06/15/18		2,000,000	2,101,921
Kaiser Foundation Hospitals
3.15%	05/01/27		2,805,000	2,810,299
Molina Healthcare, Inc.
4.88%	06/15/25	[2]	1,465,000	1,479,650
5.38%	11/15/22		879,000	938,333
Mylan NV (Netherlands)
3.00%	12/15/18	[4]	2,482,000	2,514,676
Nature’s Bounty Co. (The)
7.63%	05/15/21	[2]	563,000	599,595
Northwell Healthcare, Inc.
4.80%	11/01/42		650,000	683,729
6.15%	11/01/43		2,250,000	2,886,874
NYU Hospitals Center
4.37%	07/01/47		7,000,000	7,330,988
Providence Health & Services Obligated Group
2.25%	10/01/17	[3]	3,200,000	3,205,898
Quintiles IMS, Inc.
4.88%	05/15/23	[2]	2,750,000	2,829,063
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	[4]	5,686,000	5,662,648
2.40%	09/23/21	[4]	6,225,000	6,158,536
Tenet Healthcare Corp.
4.38%	10/01/21		200,000	203,750
4.50%	04/01/21		3,750,000	3,834,375
4.63%	07/15/24	[2]	124,000	124,465
4.75%	06/15/20	[3]	2,000,000	2,020,200
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)
1.40%	07/20/18	[4]	2,745,000	2,737,654
2.80%	07/21/23	[4]	950,000	926,844
THC Escrow Corp. III
4.63%	07/15/24	[2]	87,000	87,452
Valeant Pharmaceuticals International, Inc.
7.25%	07/15/22	[2]	90,000	85,050
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%	03/01/23	[2,4]	1,000,000	853,740

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  123

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
5.88%	05/15/23	[2,4]	$1,650,000	$1,423,125
6.13%	04/15/25	[2,4]	3,800,000	3,239,500
7.00%	03/15/24	[2,4]	1,754,000	1,850,470
WellCare Health Plans, Inc.
5.25%	04/01/25		985,000	1,034,250

				138,266,167

Industrials — 1.15%
Amcor Finance USA, Inc.
3.63%	04/28/26	[2]	2,125,000	2,127,806
Ardagh Packaging Finance PLC/Ardagh
Holdings USA, Inc. (Ireland)
4.25%	09/15/22	[2,4]	1,000,000	1,029,600
Cemex Finance LLC
6.00%	04/01/24	[2]	600,000	638,700
Clean Harbors, Inc.
5.13%	06/01/21		3,000,000	3,071,400
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%	09/30/26	[2]	2,380,000	2,380,000
Embraer SA (Brazil)
5.15%	06/15/22	[4]	500,000	529,245
Graphic Packaging International, Inc.
4.88%	11/15/22		500,000	531,250
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[2,4]	700,000	754,863
L3 Technologies, Inc.
4.75%	07/15/20		3,434,000	3,670,738
5.20%	10/15/19		5,335,000	5,699,044
SBA Communications Corp.
4.88%	09/01/24	[2]	1,426,000	1,454,520
Sealed Air Corp.
5.25%	04/01/23	[2]	1,750,000	1,885,625
Siemens Financieringsmaatschappij NV (Netherlands)
2.00%	09/15/23	[2,4]	3,670,000	3,534,691
2.35%	10/15/26	[2,4]	2,750,000	2,591,845
Silgan Holdings, Inc.
4.75%	03/15/25	[2]	88,000	90,640
United Technologies Corp. (STEP)
1.78%	05/04/18		10,625,000	10,640,810

				40,630,777

Information Technology — 0.22%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%	03/01/25	[2]	672,000	685,860
IMS Health, Inc.
5.00%	10/15/26	[2]	1,000,000	1,032,500
MSCI, Inc.

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Information Technology (continued)
4.75%	08/01/26	[2]	$1,000,000	$1,031,250
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[2,4]	400,000	415,609
4.13%	06/01/21	[2,4]	800,000	844,400
Zayo Group LLC/Zayo Capital, Inc.
5.75%	01/15/27	[2]	3,445,000	3,612,944

				7,622,563

Insurance — 0.49%
Farmers Exchange Capital
7.20%	07/15/48	[2]	150,000	189,720
Farmers Exchange Capital II
6.15%	11/01/53	[2,3]	2,500,000	2,868,430
Farmers Insurance Exchange
8.63%	05/01/24	[2]	942,000	1,201,139
MetLife, Inc.
6.40%	12/15/36		4,914,000	5,706,383
Nationwide Mutual Insurance Co.
3.54%	12/15/24	[2,3]	3,825,000	3,805,875
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[2,3]	3,425,000	3,427,528

				17,199,075

Materials — 0.24%
Axalta Coating Systems LLC
4.88%	08/15/24	[2]	3,000,000	3,112,500
Fresnillo PLC, Series REGS (United Kingdom)
5.50%	11/13/23	[4]	500,000	551,875
Gerdau Holdings, Inc., Series REGS
7.00%	01/20/20		500,000	536,875
Gold Fields Orogen Holdings BVI Ltd., Series REGS (British Virgin Islands)
4.88%	10/07/20	[4]	250,000	252,188
Vale Overseas Ltd. (Cayman Islands)
4.38%	01/11/22	[4]	525,000	535,815
Valvoline, Inc.
5.50%	07/15/24	[2]	2,946,000	3,144,855
Volcan Cia Minera SAA, Series REGS (Peru)
5.38%	02/02/22	[4]	300,000	308,700

				8,442,808

Real Estate Investment Trust (REIT) — 3.39%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20		5,000,000	5,037,290
3.90%	06/15/23		2,500,000	2,584,613
3.95%	01/15/27		3,040,000	3,098,835
4.60%	04/01/22		1,000,000	1,068,474

See accompanying notes to Schedule of Portfolio Investments.

124  /  N-Q Report June 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	$1,735,000	$1,781,161
American Tower Corp.
4.50%	01/15/18	10,500,000	10,645,215
AvalonBay Communities, Inc. (GMTN)
2.95%	09/15/22	250,000	253,239
3.63%	10/01/20	1,500,000	1,554,551
Boston Properties LP
3.70%	11/15/18	5,267,000	5,378,408
5.63%	11/15/20	1,750,000	1,923,371
5.88%	10/15/19	200,000	214,546
Education Realty Operating Partnership LP
4.60%	12/01/24	3,240,000	3,305,710
Equinix, Inc.
5.38%	05/15/27	800,000	855,000
HCP, Inc.
3.75%	02/01/19	13,255,000	13,538,995
3.88%	08/15/24	3,100,000	3,159,418
4.25%	11/15/23	945,000	992,020
Healthcare Realty Trust, Inc.
3.88%	05/01/25	2,500,000	2,524,763
5.75%	01/15/21	1,250,000	1,370,157
Highwoods Realty LP
7.50%	04/15/18	800,000	833,224
Kimco Realty Corp. (MTN)
4.30%	02/01/18	3,525,000	3,551,950
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24	500,000	547,500
Post Apartment Homes LP
3.38%	12/01/22	100,000	101,739
4.75%	10/15/17	270,000	270,241
Realty Income Corp.
2.00%	01/31/18	9,460,000	9,468,594
SL Green Realty Corp.
7.75%	03/15/20	2,375,000	2,657,386
UDR, Inc. (MTN)
4.25%	06/01/18	5,000,000	5,111,680
Ventas Realty LP
3.25%	10/15/26	5,000,000	4,829,537
3.75%	05/01/24	1,000,000	1,018,855
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	3,625,000	3,630,398
4.00%	04/30/19	4,489,000	4,615,529
VEREIT Operating Partnership LP
3.00%	02/06/19	1,200,000	1,214,250
WEA Finance LLC/Westfield UK & Europe Finance PLC

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
1.75%	09/15/17	[2]	$12,330,000	$12,329,884
2.70%	09/17/19	[2]	1,500,000	1,513,286
Welltower, Inc.
2.25%	03/15/18		1,990,000	1,995,774
4.95%	01/15/21		1,020,000	1,095,127
5.13%	03/15/43		4,946,000	5,356,562

				119,427,282

Retail — 0.36%
BC ULC/New Red Finance, Inc. (Canada)
4.25%	05/15/24	[2,4]	2,355,000	2,346,027
Cumberland Farms, Inc.
6.75%	05/01/25	[2]	1,467,000	1,545,851
CVS Health Corp.
4.88%	07/20/35		2,385,000	2,662,502
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		5,824,000	6,056,643

				12,611,023

Services — 0.20%
Aramark Services, Inc.
4.75%	06/01/26		500,000	516,455
CDK Global, Inc.
4.88%	06/01/27	[2]	132,000	135,637
5.00%	10/15/24		700,000	747,250
Gartner, Inc.
5.13%	04/01/25	[2]	500,000	526,455
IHS Markit Ltd. (United Kingdom)
5.00%	11/01/22	[2,4]	945,000	1,024,730
KAR Auction Services, Inc.
5.13%	06/01/25	[2]	1,050,000	1,072,313
Waste Management, Inc.
6.10%	03/15/18		2,855,000	2,943,545

				6,966,385

Transportation — 0.45%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		1,209,433	1,317,557
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		41,289	44,080
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		3,767,824	4,040,991
Continental Airlines Pass-Through Trust, Series 1997, Class 4A
6.90%	01/02/18		6,007	6,131
Continental Airlines Pass-Through Trust, Series 1999-1, Class A

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  125

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
6.55%	02/02/19		$1,821,765	$1,903,745
Continental Airlines Pass-Through Trust, Series 1999-2, Class A
7.26%	03/15/20		1,274,605	1,361,406
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		339,756	375,635
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		468,665	502,351
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		31,674	34,208
Continental Airlines Pass-Through Trust, Series 2007, Class 1A
5.98%	04/19/22		2,394,091	2,645,470
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		44,594	47,130
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		1,015,226	1,147,206
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		1,041,498	1,166,478
U.S. Airways Pass-Through Trust, Series 2011-1, Class G
7.08%	03/20/21		977,590	1,045,411
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		93,820	105,371

				15,743,170

Total Corporates (Cost $1,087,681,325)				1,098,883,521

FOREIGN GOVERNMENT OBLIGATIONS — 1.49%
Foreign Government Obligations — 1.49%
Brazilian Government International Bond (Brazil)
2.63%	01/05/23	[4]	4,000,000	3,715,500
Chile Government International Bond (Chile)
2.25%	10/30/22	[4]	2,500,000	2,478,750
Colombia Government International Bond (Colombia)
4.50%	01/28/26	[4]	3,500,000	3,729,600
Corp. Financiera de Desarrollo SA, Series REGS (Peru)
4.75%	07/15/25	[4]	2,000,000	2,147,200
Costa Rica Government International Bond, Series REGS (Costa Rica)
4.25%	01/26/23	[4]	2,300,000	2,246,410

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Croatia Government International Bond, Series REGS (Croatia)
6.63%	07/14/20	[4]	$2,300,000	$2,540,063
Dominican Republic International Bond, Series REGS (Dominican Republic)
6.60%	01/28/24	[4]	2,700,000	2,968,920
Hungary Government International Bond (Hungary)
5.75%	11/22/23	[4]	1,600,000	1,832,960
Kazakhstan Government International Bond, Series REGS (EMTN) (Kazakhstan)
5.13%	07/21/25	[4]	3,550,000	3,865,595
Magyar Export-Import Bank Zrt (Hungary)
4.00%	01/30/20	[2,4]	900,000	932,850
Mexico Government International Bond (GMTN) (Mexico)
3.50%	01/21/21	[4]	2,500,000	2,603,750
Panama Government International Bond (Panama)
4.00%	09/22/24	[4]	1,000,000	1,050,000
Paraguay Government International Bond, Series REGS (Paraguay)
4.63%	01/25/23	[4]	950,000	997,500
Perusahaan Penerbit SBSN, Indonesia III (Indonesia)
4.35%	09/10/24	[2,4]	5,500,000	5,750,937
Republic of Azerbaijan International Bond, Series REGS (Azerbaijan)
4.75%	03/18/24	[4]	1,200,000	1,204,920
Republic of Serbia, Series REGS (Serbia)
4.88%	02/25/20	[4]	3,000,000	3,130,800
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.88%	09/16/23	[4]	3,600,000	3,867,325
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[4]	1,100,000	1,115,400
Turkey Government International Bond (Turkey)
5.13%	03/25/22	[4]	4,000,000	4,158,020
Uruguay Government International Bond (Uruguay)
4.38%	10/27/27	[4]	1,200,000	1,278,240
Venezuela Government International Bond (Venezuela)
9.25%	09/15/27	[4]	1,400,000	700,000

Total Foreign Government Obligations
(Cost $51,704,664)				52,314,740

See accompanying notes to Schedule of Portfolio Investments.

126  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED — 42.21%**
Commercial Mortgage-Backed — 9.03%
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2007-5, Class A4
5.49%	02/10/51		$5,419,751	$5,427,283
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2012-PARK, Class A
2.96%	12/10/30	[2]	3,710,000	3,782,311
Bayview Commercial Asset Trust, Series 2004-2, Class A
1.65%	08/25/34	[2,3]	1,514,278	1,464,901
Bear Stearns Commercial Mortgage Securities, Series Trust 2004-PWR5, Class F
5.48%	07/11/42	[2,3]	1,246,945	1,267,216
Citigroup Commercial Mortgage Trust, Series 2007-C6 AM
5.87%	12/10/49	[3]	2,518,000	2,522,830
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AMFX
5.87%	12/10/49	[2,3]	18,500,000	18,535,483
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
2.17%	09/10/45	[2,3,5]	46,268,578	3,306,584
Commercial Mortgage Trust, Series 2012-CR4, Class XA
2.04%	10/15/45	[3,5]	54,933,662	3,586,627
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.87%	12/10/45	[3,5]	92,220,712	5,608,393
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[2]	2,840,000	3,110,609
Commercial Mortgage Trust, Series 2013-CR13, Class A2
3.04%	12/10/18		10,060,000	10,227,487
Commercial Mortgage Trust, Series 2013-LC13, Class A2
3.01%	08/10/46		20,200,000	20,489,222
Commercial Mortgage Trust, Series 2013-LC6, Class XA
1.80%	01/10/46	[3,5]	54,667,311	2,674,598
Commercial Mortgage Trust, Series 2013-WWP, Class A2
3.42%	03/10/31	[2]	3,245,000	3,368,975
Commercial Mortgage Trust, Series 2014-277P, Class A
3.73%	08/10/49	[2,3]	6,275,000	6,563,556
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class ASB
3.35%	04/15/50		16,500,000	17,098,950
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1
3.53%	07/10/44	[2]	4,362,123	4,489,649

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2006-2A, Class A
1.09%	11/15/34	[2,3]	$12,587,133	$11,989,739
GS Mortgage Securities Trust, Series 2010-C1, Class X (IO)
1.53%	08/10/43	[2,3,5]	43,167,917	1,505,628
GS Mortgage Securities Trust, Series 2012-GC6, Class XA (IO)
2.15%	01/10/45	[2,3,5]	54,335,708	3,944,414
GS Mortgage Securities Trust, Series 2013-NYC5, Class A
2.32%	01/10/30	[2]	11,900,000	11,919,519
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2
3.02%	08/15/46		12,914,667	13,123,272
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class XA
0.92%	08/15/46	[3,5]	116,175,845	3,015,983
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class XA
1.47%	11/15/45	[3,5]	28,572,829	1,296,344
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A3
3.37%	09/15/47		15,000,000	15,571,166
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-LN2, Class A2
5.12%	07/15/41		338,845	339,308
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-IWST, Class XA (IO)
2.13%	12/05/27	[2,3,5]	51,124,218	2,293,302
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2009-RR1, Class A4B
5.83%	03/18/51	[2,3]	471,702	471,367
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A2
3.62%	11/15/43	[2]	5,218,477	5,248,195
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A1
3.30%	08/05/32	[2]	1,674,162	1,685,084
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2
4.31%	08/05/32	[2]	7,990,000	8,373,228
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class XA
1.21%	02/15/46	[2,3,5]	31,962,295	704,650

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  127

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class ASB
3.41%	01/15/46		$14,100,000	$14,623,205
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4
2.69%	04/15/46		13,250,000	13,406,559
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA (IO)
1.56%	04/15/46	[3,5]	15,814,541	868,233
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A3
3.14%	06/15/45		1,281,418	1,296,849
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2005-2A, Class 1A
1.47%	09/25/30	[2,3]	1,037,812	1,026,996
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class 1A
1.42%	09/25/36	[2,3]	1,441,700	1,424,435
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F
6.53%	09/12/42	[2,3]	7,160,000	7,828,301
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A
6.02%	06/12/50	[3]	9,741,211	9,769,558
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A2
1.87%	11/15/45		1,153,944	1,153,733
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A3
2.51%	11/15/45		947,000	954,759
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,360,000	1,381,604
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA (IO)
1.06%	10/15/46	[3,5]	48,143,965	1,470,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA
1.62%	02/15/46	[3,5]	13,319,823	770,822
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A
3.35%	07/13/29	[2]	6,715,000	6,972,424
Morgan Stanley Capital I Trust, Series 2015-420, Class A
3.73%	10/11/50	[2]	4,000,000	4,173,584
OBP Depositor LLC Trust, Series 2010-OBP, Class A
4.65%	07/15/45	[2]	8,151,000	8,708,584

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Commercial Mortgage-Backed (continued)
RBS Commercial Funding Trust, Series 2013-GSP, Class A
3.96%	01/13/32	[2,3]	$3,460,000	$3,668,564
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)
0.60%	01/05/43	[2,3,5]	28,685,000	1,597,419
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ
5.47%	08/15/39	[3]	1,092,943	1,103,522
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM
6.17%	02/15/51	[3]	4,885,000	4,923,933
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2
4.39%	11/15/43	[2]	7,605,000	8,049,350
Wells Fargo Commercial Mortgage Trust, Series 2013-120B, Class A
2.80%	03/18/28	[2,3]	3,845,000	3,893,487
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A3
4.39%	06/15/44	[2]	3,281,273	3,373,488
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.93%	11/15/44	[2,3,5]	23,525,321	1,422,453
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA
1.79%	12/15/45	[2,3,5]	34,678,966	2,313,812
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA
2.07%	08/15/45	[2,3,5]	49,731,738	3,786,224
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA
2.23%	11/15/45	[2,3,5]	51,846,161	3,703,630
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A2
1.96%	05/15/45		6,250,000	6,262,628
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA
0.82%	10/15/57	[3,5]	96,948,110	3,377,750

				318,312,676

Non-Agency Mortgage-Backed — 22.06%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
1.78%	04/25/36	[3]	2,082,000	2,070,494
Accredited Mortgage Loan Trust,Series 2006-1, Class A4
1.50%	04/25/36	[3]	6,803,930	6,581,059
ACE Securities Corp., Series 2006-OP2, Class A2C
1.37%	08/25/36	[3]	729,037	692,218

See accompanying notes to Schedule of Portfolio Investments.

128  /  N-Q Report June 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ACE Securities Corp., Series 2007-ASP1, Class A2D
1.60%	03/25/37	[3]	$3,467,859	$2,142,363
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
3.25%	08/25/35	[3]	4,118,832	3,681,123
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
1.45%	09/25/35	[3]	362,748	360,010
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
3.57%	03/25/37	[3]	5,479,311	4,983,405
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
1.52%	05/25/37	[2,3]	6,032,000	4,858,163
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
2.22%	06/25/37	[3]	5,548,054	4,819,168
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1
2.19%	12/25/34	[3]	2,196,445	2,141,061
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
1.52%	01/25/36	[3]	5,000,000	4,719,599
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A5
1.46%	07/25/36	[3]	9,754,000	8,343,045
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		1,500,662	1,550,592
Banc of America Alternative Loan Trust, Series 2005-2, Class 4A1
5.50%	03/25/20		70,120	70,254
Banc of America Funding Trust, Series 2004-B, Class 5A1
3.39%	11/20/34	[3]	604,917	578,455
Banc of America Funding Trust, Series 2006-D, Class 3A1
3.53%	05/20/36	[3]	2,041,548	1,820,603
Banc of America Funding Trust, Series 2006-G, Class 2A1
1.43%	07/20/36	[3]	2,758,214	2,762,033
Banc of America Funding Trust, Series 2006-G, Class 2A4
1.50%	07/20/36	[3]	11,015,560	11,054,793
Banc of America Funding Trust, Series 2015-R3, Class 6A2
1.19%	05/27/36	[2,3]	16,743,553	13,002,221
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[2,3]	8,542,036	8,683,993

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Mortgage Securities, Inc., Series 2005-K, Class 2A1
3.45%	12/25/35	[3]	$3,093,325	$3,013,646
BCAP LLC Trust, Series 2007-AA1, Class 2A1
1.40%	03/25/37	[3]	6,722,681	6,449,996
BCAP LLC Trust, Series 2012-R11, Class 11A1
3.04%	09/26/36	[2,3]	184,196	185,022
BCAP LLC Trust, Series 2013-RR2, Class 6A1
3.00%	06/26/37	[2,3]	189,531	189,690
BCAP LLC Trust, Series 2014-RR2, Class 6A1
1.26%	10/26/36	[2,3]	17,281,244	17,102,466
BCAP LLC Trust, Series 2015-RR2, Class 23A1
1.23%	03/28/37	[2,3]	2,029,943	2,019,426
Bear Stearns ALT-A Trust, Series 2005-1, Class M1
1.97%	01/25/35	[3]	14,935,000	13,979,538
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
3.34%	04/25/35	[3]	3,781,845	3,709,356
Bear Stearns ARM Trust, Series 2005-2, Class A1
3.26%	03/25/35	[3]	330,196	334,035
Bear Stearns ARM Trust, Series 2005-9, Class A1
2.83%	10/25/35	[3]	5,650,460	5,561,737
Bear Stearns Asset-Backed Securities Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[3]	776,696	768,187
Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		154,461	148,760
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A1
1.42%	09/25/47	[3]	13,916,639	12,482,506
Centex Home Equity Loan Trust, Series 2005-D, Class M1
1.65%	10/25/35	[3]	1,195	1,198
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
1.47%	06/25/36	[3]	6,321,337	6,359,569
Chase Funding Trust, Series 2007-A1, Class 8A1
3.24%	02/25/37	[3]	2,048,498	2,087,238
CIM Trust, Series 2015-3AG, Class A1
2.80%	10/25/57	[2,3]	6,032,918	6,105,566
CIM Trust, Series 2016-4, Class A1
3.05%	10/25/57	[2,3]	11,027,825	11,461,026

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  129

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust, Series 2017-5, Class A1
2.30%	05/01/57	[2]	$15,236,326	$15,243,183
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
1.48%	11/25/35	[3]	108,539	75,594
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
3.35%	06/25/36	[3]	502,589	479,557
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
1.46%	08/25/36	[3]	2,300,000	2,175,679
Citigroup Mortgage Loan Trust, Inc., Series 2006-NC1, Class A2C
1.36%	08/25/36	[3]	1,011,479	965,532
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A
1.37%	08/25/36	[3]	80,906	80,594
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1
1.51%	10/25/36	[3]	12,000,000	11,948,598
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
1.42%	01/25/37	[3]	6,062,684	6,073,696
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH2, Class A4
1.57%	03/25/37	[3]	9,692,439	9,653,768
Conseco Financial Corp., Series 1998-6, Class A8
6.66%	06/01/30	[3]	41,439	44,174
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
2.21%	01/25/36	[3]	7,237,093	6,914,596
Countrywide Alternative Loan Trust, Series 2006-HY12, Class A5
3.16%	08/25/36	[3]	7,289,826	7,202,114
Countrywide Asset-Backed Certificates, Series 2004-15, Class MV4
2.49%	04/25/35	[3]	7,610,000	7,649,344
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB7,Class 3A
3.49%	11/20/34	[3]	18,153	18,387
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2
1.80%	04/25/35	[3]	7,006,400	6,576,375
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-4, Class 4A1
1.80%	02/25/35	[3]	21,786	19,302

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
1.82%	05/25/35	[3]	$150,656	$130,305
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 3A1
2.88%	11/25/33	[3]	1,378,664	1,377,822
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 9A1
2.72%	06/25/34	[3]	157,186	153,277
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		981,955	769,886
Credit Suisse Mortgage Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		176,867	168,805
Credit Suisse Mortgage Trust, Series 2013-3R, Class 5A1
3.26%	10/27/36	[2,3]	368,992	371,045
Credit Suisse Mortgage Trust, Series 2014-CIM1, Class A1
2.75%	01/25/58	[2,3]	7,985,750	8,058,049
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF4 (STEP)
3.44%	01/25/36		6,035,813	4,770,342
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP)
3.39%	12/25/36		1,000,000	679,906
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
1.33%	11/25/36	[3]	11,045,099	6,467,341
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 (STEP)
3.76%	01/25/37		1,180,331	573,746
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2B (STEP)
4.29%	02/25/37		7,690,102	5,628,671
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB2, Class A2C (STEP)
4.29%	02/25/37		1,840,562	1,347,000
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB3, Class A3 (STEP)
3.91%	03/25/37		3,981,999	2,268,713

See accompanying notes to Schedule of Portfolio Investments.

130  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
1.31%	04/25/37	[3]	$4,835,639	$4,666,531
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
1.28%	04/25/37	[3]	2,237,704	1,717,177
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
1.57%	01/19/45	[3]	1,329,680	1,198,100
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
1.50%	10/19/45	[3]	7,797,233	7,463,984
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
1.41%	10/19/36	[3]	7,727,509	6,926,673
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
1.35%	04/19/47	[3]	2,942,120	2,623,568
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
1.50%	03/25/36	[3]	15,096,000	14,652,078
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
3.00%	09/25/34	[3]	1,227,179	1,205,165
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
3.00%	09/25/34	[3]	1,887,019	1,853,169
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.17%	12/25/35	[3]	2,898,362	2,628,779
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.06%	02/25/36	[3]	4,357,068	3,789,832
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA2, Class 2A1
3.15%	04/25/35	[3]	5,260,190	5,200,126
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1
3.08%	09/25/35	[3]	6,562,982	5,960,796
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.15%	10/25/35	[3]	7,358,661	6,389,605
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.16%	11/25/35	[3]	4,022,263	3,744,808
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
3.09%	03/25/36	[3]	4,428,174	3,777,780
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
3.15%	01/25/37	[3]	6,701,642	5,782,116

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities, Series 2005-AA3, Class 3A1
3.22%	05/25/35	[3]	$5,191,324	$5,235,688
First Horizon Mortgage Pass-Through Trust, Series 2004-AR5, Class 2A1
3.02%	10/25/34	[3]	67,685	67,381
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
3.04%	09/25/35	[3]	5,519,033	5,016,984
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
2.89%	10/25/35	[3]	235,660	224,539
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
2.99%	11/25/35	[3]	3,548,680	3,479,768
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
3.18%	08/25/37	[3]	268,925	232,072
GE Business Loan Trust, Series 2007-1A, Class A
1.33%	04/16/35	[2,3]	5,898,358	5,478,129
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
3.57%	09/19/35	[3]	2,662,219	2,429,762
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.74%	09/19/35	[3]	3,958,415	3,796,799
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
3.81%	04/19/36	[3]	4,699,516	4,473,133
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
1.51%	07/25/35	[3]	3,919,265	3,836,670
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A
1.40%	01/25/47	[3]	42,698	42,776
GSAMP Trust, Series 2005-HE5, Class M2
1.65%	11/25/35	[3]	10,000,000	9,756,792
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
4.28%	09/25/35	[3,5]	46,194	1,734
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
3.55%	07/25/35	[3]	2,390,553	2,216,857
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3.40%	04/25/36	[3]	437,752	401,361
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
3.04%	05/25/37	[3]	1,912,735	1,711,572

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  131

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Home Equity Mortgage Loan Trust, Series 2005-D, Class AII4
1.57%	03/25/36	[3]	$11,010,000	$10,895,802
Impac CMB Trust, Series 2005-2, Class 1A1
1.74%	04/25/35	[3]	6,908,838	6,429,511
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.29%	10/25/35	[3]	4,078,652	3,560,411
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
1.49%	10/25/36	[3]	9,903,282	6,659,573
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
3.49%	05/25/36	[3]	800,946	694,153
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3
3.27%	06/25/36	[3]	7,069,273	6,776,771
IndyMac Manufactured Housing Contract, Series 1998-1, Class A4
6.49%	09/25/28		67,701	70,893
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
1.51%	07/25/36	[3]	12,135,000	10,970,686
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
1.45%	11/25/36	[3]	8,500,000	8,409,166
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV3
1.54%	11/25/36	[3]	14,417,000	14,155,863
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
1.38%	06/25/36	[3]	14,160,882	14,023,119
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
3.20%	08/25/35	[3]	84,341	81,557
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
3.35%	05/25/36	[3]	70,504	59,527
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		507,087	500,324
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		294,119	303,275
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3
4.35%	04/15/40		10,445	10,613
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class 1A4
1.47%	06/25/37	[2,3]	4,578,548	4,177,307

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman XS Trust, Series 2005-4, Class 1A3
2.02%	10/25/35	[3]	$183,044	$179,705
Lehman XS Trust, Series 2005-5N, Class 3A1A
1.52%	11/25/35	[3]	7,821,952	7,461,228
Lehman XS Trust, Series 2006-1, Class 1A1
1.47%	02/25/36	[3]	1,966,495	1,935,962
Luminent Mortgage Trust, Series 2007-2, Class 1A3
1.44%	05/25/37	[3]	154,015	153,953
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
2.56%	11/25/33	[3]	454,426	478,780
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.64%	10/25/34	[3]	721,147	728,326
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
2.96%	04/25/34	[3]	148,212	143,778
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
3.10%	02/25/36	[3]	155,116	149,977
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
1.50%	05/25/37	[3]	3,150,000	2,276,271
Merrill Lynch Alternative Note Asset, Series 2007-A3, Class A2D (IO)
1.55%	04/25/37	[3,5]	883,581	105,432
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
1.38%	10/25/36	[3]	1,237,707	922,980
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
1.43%	12/25/37	[3]	1,929,643	1,353,627
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
1.47%	07/25/37	[3]	1,476,602	940,851
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
1.44%	01/25/38	[3]	6,490,378	4,363,129
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
1.32%	03/25/37	[3]	918,656	550,759
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
3.27%	10/25/33	[3]	319,417	325,555
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1
3.56%	08/25/36	[3]	3,045,375	2,832,704

See accompanying notes to Schedule of Portfolio Investments.

132  /  N-Q Report June 2017

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Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust, Series 2004-1, Class B
8.90%	08/15/37		$82,785	$94,436
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D
1.51%	02/25/36	[3]	4,024,750	3,746,066
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
1.50%	02/25/36	[3]	4,948,716	4,807,673
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
2.87%	09/25/34	[3]	885,132	891,705
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1
1.50%	11/25/35	[3]	121,032	121,934
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		270,870	268,342
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A
3.35%	01/26/47	[2,3]	199,386	199,981
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A
1.53%	11/26/46	[2,3]	4,888,774	4,745,314
MortgageIT Trust, Series 2005-2, Class 2A
2.70%	05/25/35	[3]	3,207,169	3,144,727
MortgageIT Trust, Series 2005-4, Class A1
1.50%	10/25/35	[3]	5,483,275	5,255,824
MortgageIT Trust, Series 2005-5, Class A1
1.48%	12/25/35	[3]	877,701	818,432
New Century Home Equity Loan Trust, Series 2005-2, Class M1
1.86%	06/25/35	[3]	10,432	10,441
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
1.55%	02/25/36	[3]	4,929,071	4,891,685
New York Mortgage Trust, Series 2005-3, Class A1
1.70%	02/25/36	[3]	1,466,795	1,406,568
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
3.86%	08/25/35	[3]	6,646,479	6,638,167
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
0.87%	09/26/36	[2]	10,782,677	10,660,441
Nomura Resecuritization Trust, Series 2011-2RA, Class 1A2
3.24%	12/26/46	[2,3]	10,650,997	10,817,927
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[3]	11,628,835	7,485,479

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Opteum Mortgage Acceptance Corp., Series 2005-3, Class M2
1.70%	07/25/35	[3]	$11,301,000	$10,348,426
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-2, Class A1
1.43%	01/25/37	[3]	16,768,822	15,837,483
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
1.53%	06/25/47	[3]	5,152,000	3,829,689
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
4.22%	12/25/35	[3]	3,752,262	3,320,409
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
3.86%	04/25/35	[3]	323,889	312,248
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
3.84%	07/25/35	[3]	2,004,247	1,884,635
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
3.88%	07/25/35	[3]	1,546,566	1,281,651
Residential Accredit Loans Trust, Series 2005-SP1, Class 4A1
7.00%	09/25/34		160,012	165,870
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21		230,942	225,633
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36		993,300	863,992
Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[3,5]	4,152,389	30,905
Residential Asset Securities Trust, Series 2004-KS9, Class AII4
1.82%	10/25/34	[3]	19,880	17,475
Residential Asset Securities Trust, Series 2005-KS9, Class M4
1.82%	10/25/35	[3]	5,465,000	5,380,882
Residential Asset Securities Trust, Series 2006-A9CB, Class A9
6.00%	09/25/36		6,493,429	4,273,332
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
3.73%	04/25/37	[3]	370,238	252,022
Saxon Asset Securities Trust, Series 2005-4, Class M1
1.66%	11/25/37	[3]	8,400,000	8,115,139
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
1.45%	02/25/37	[3]	1,712,955	1,112,395

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  133

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR4, Class A2B
1.42%	05/25/37	[3]	$3,073,578	$2,154,879
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
1.37%	12/25/36	[3]	8,566,439	5,079,004
Soundview Home Loan Trust, Series 2006-WF2, Class M1
1.44%	12/25/36	[3]	12,750,000	12,478,215
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3
1.48%	02/25/37	[3]	1,196,713	483,781
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
3.37%	09/25/34	[3]	1,217,494	1,204,789
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
3.33%	03/25/34	[3]	2,056,612	2,067,088
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
3.33%	06/25/35	[3]	2,251,580	2,103,505
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
3.76%	11/25/35	[3]	2,278,434	2,087,189
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
3.38%	04/25/35	[3]	6,053,605	5,945,622
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
1.38%	12/25/36	[3]	249,378	219,243
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
2.64%	05/25/36	[3]	702,572	441,186
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1
1.43%	05/25/36	[3]	601,077	474,791
Structured Asset Mortgage Investments, Inc., Series 2007-AR6, Class A1
2.23%	08/25/47	[3]	15,851,535	14,739,659
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2
2.55%	02/25/35	[3]	253,820	245,421
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
2.80%	03/25/35	[3]	3,137,307	3,019,645
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
3.45%	06/25/32	[3]	122,937	120,690
Structured Asset Securities Corp., Series 2003-34A, Class 3A3
3.35%	11/25/33	[3]	141,344	141,607

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-04, Class 3A1
3.49%	10/25/37	[3]	$3,983,078	$3,634,615
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
3.35%	01/25/37	[3]	1,484,000	1,478,646
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
3.56%	01/25/37	[3]	940,333	926,112
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
1.33%	01/25/37	[3]	4,517,031	2,720,908
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
1.94%	11/25/34	[3]	344,519	342,567
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
2.91%	01/25/35	[3]	1,267,666	1,295,078
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
1.64%	05/25/44	[3]	209,042	202,361
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
1.86%	01/25/45	[3]	352,682	350,884
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
1.54%	08/25/45	[3]	871,512	852,320
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
2.79%	10/25/35	[3]	3,088,530	3,097,487
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
1.51%	10/25/45	[3]	2,103,289	2,079,247
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.06%	12/25/35	[3]	58,492	54,312
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
2.88%	12/25/35	[3]	3,230,472	3,142,127
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
1.55%	01/25/45	[3]	1,621,577	1,578,099
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
1.45%	04/25/45	[3]	1,800,594	1,729,870
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
1.86%	07/25/45	[3]	1,658,385	1,636,609
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
1.78%	02/25/46	[3]	9,601,759	9,402,977

See accompanying notes to Schedule of Portfolio Investments.

134  /  N-Q Report June 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A
1.63%	05/25/46	[3]	$4,063,332	$3,849,989
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A
1.71%	07/25/46	[3]	7,858,617	7,155,646
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
2.76%	03/25/37	[3]	3,772,520	3,472,197
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A
1.43%	03/25/47	[3]	8,712,882	7,516,197
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A
1.48%	06/25/47	[3]	2,806,773	2,541,711
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		61,066	59,320
Wells Fargo Home Equity Trust, Series 2006-1, Class A4
1.47%	07/25/36	[3]	3,664,594	3,634,251
Wells Fargo Home Equity Trust, Series 2007-1, Class A3
1.54%	03/25/37	[3]	4,690,000	3,622,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
3.35%	04/25/36	[3]	313,835	295,530
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 7A1
3.09%	10/25/35	[3]	1,915,945	1,881,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A2
3.32%	07/25/36	[3]	333,578	334,717
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
3.08%	10/25/36	[3]	1,600,200	1,539,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1
3.11%	03/25/36	[3]	2,827,520	2,853,639
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR8, Class 3A2
3.17%	04/25/36	[3]	2,967,234	2,918,747

				777,885,845

U.S. Agency Mortgage-Backed — 11.12%
Fannie Mae Pool 463617
4.91%	10/01/19		3,956,918	4,185,814
Fannie Mae Pool 464814
4.43%	04/01/20		2,868,460	3,039,505
Fannie Mae Pool 467626
3.74%	05/01/18		3,879,275	3,914,774

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 468048
4.41%	05/01/21		$1,674,106	$1,802,602
Fannie Mae Pool 468551
3.98%	07/01/21		3,885,000	4,147,151
Fannie Mae Pool 468861
3.84%	08/01/21		3,926,236	4,175,636
Fannie Mae Pool 469629
3.43%	12/01/21		8,169,909	8,581,857
Fannie Mae Pool 469853
3.32%	12/01/21		17,940,394	18,767,280
Fannie Mae Pool 471474
2.61%	05/01/19		3,190,000	3,231,385
Fannie Mae Pool 958777
4.43%	05/01/19		5,104,276	5,335,728
Fannie Mae Pool AE0134
4.40%	02/01/20		890,000	942,431
Fannie Mae Pool AE0918
3.67%	10/01/20		281,629	295,646
Fannie Mae Pool AL0151
4.38%	04/01/21		358,349	384,257
Fannie Mae Pool AL0290
4.45%	04/01/21		11,183,498	12,068,515
Fannie Mae Pool AL0600
4.30%	07/01/21		130,580	140,356
Fannie Mae Pool AL5584
4.42%	12/01/20		3,955,139	4,220,570
Fannie Mae Pool AN0026
3.48%	11/01/35		3,702,700	3,800,520
Fannie Mae Pool AN0564
3.20%	03/01/31		7,500,000	7,587,823
Fannie Mae Pool AN0971
3.11%	02/01/28		7,535,000	7,648,818
Fannie Mae Pool AN0976
3.26%	02/01/28		2,970,000	3,054,468
Fannie Mae Pool AN1151
3.20%	03/01/31		3,742,144	3,793,496
Fannie Mae Pool AN2799
2.21%	09/01/26		12,655,000	12,038,771
Fannie Mae Pool AN3516
1.65%	11/01/26	[3]	17,245,000	17,310,107
Fannie Mae Pool AN3597
1.64%	11/01/26	[3]	15,000,000	15,045,223
Fannie Mae Pool FN0000
3.59%	09/01/20		377,416	394,633
Fannie Mae Pool FN0003
4.28%	01/01/21		5,954,322	6,381,064

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  135

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS, Series 2003-64, Class KS
8.06%	07/25/18	[3]	$2,209	$2,262
Fannie Mae REMICS, Series 2006-11, Class PS
20.11%	03/25/36	[3]	29,666	42,984
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
5.38%	03/25/36	[3]	1,796,710	311,252
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
4.83%	06/25/37	[3]	74,824	9,660
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
4.65%	08/25/37	[3]	140,957	22,155
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
5.23%	04/25/37	[3]	1,662,006	332,884
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
5.78%	03/25/38	[3]	87,436	18,227
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
4.98%	07/25/38	[3]	358,805	60,768
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
5.38%	10/25/40	[3]	100,654	18,641
Fannie Mae-Aces, Series 2003-M2, Class D
4.68%	01/25/33	[3]	1,044,272	1,106,126
Fannie Mae-Aces, Series 2009-M2, Class X
1.65%	01/25/19	[3]	53,080,758	790,638
Fannie Mae-Aces, Series 2010-M5, Class X
1.04%	07/25/20	[3]	25,574,420	657,369
Fannie Mae-Aces, Series 2011-M5, Class X
1.27%	07/25/21	[3]	75,856,530	2,970,147
Fannie Mae-Aces, Series 2012-M17, Class X2
0.53%	11/25/22	[3]	141,631,153	2,664,790
Fannie Mae-Aces, Series 2012-M2, Class X
0.82%	02/25/22	[3]	83,667,402	2,216,425
Fannie Mae-Aces, Series 2012-M4, Class X1
0.71%	04/25/22	[3]	79,926,129	1,720,706
Fannie Mae-Aces, Series 2012-M9, Class ASQ2
1.51%	12/25/17		2,541,114	2,544,277

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae-Aces, Series 2013-M13, Class FA
1.57%	05/25/18	[3]	$24,491,579	$24,516,881
Fannie Mae-Aces, Series 2013-M14, Class FA
1.57%	08/25/18	[3]	8,536,338	8,553,919
Fannie Mae-Aces, Series 2013-M4, Class ASQ2
1.45%	02/25/18		7,043,583	7,035,132
Fannie Mae-Aces, Series 2016-M13, Class FA
1.72%	11/25/23	[3]	12,541,665	12,558,153
Fannie Mae-Aces, Series 2016-M2, Class X3
1.98%	04/25/36	[3]	32,101,957	2,147,443
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K004, Class AX1
1.45%	08/25/19	[3]	84,653,784	2,072,951
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class A2
4.32%	11/25/19		18,200,000	19,184,436
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class A2
4.22%	03/25/20		18,325,000	19,407,210
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)
1.22%	04/25/20	[3]	51,155,947	1,253,929
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K008, Class X3
5.44%	08/25/20	[3]	11,970,000	1,740,501
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X2 (IO)
5.37%	09/25/40	[3]	10,498,652	1,584,460
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K702, Class X1 (IO)
1.62%	02/25/18	[3]	57,411,328	309,352
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K703, Class A2
2.70%	05/25/18		7,336,810	7,392,720
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1
0.57%	06/25/22	[3]	93,407,394	1,298,830

See accompanying notes to Schedule of Portfolio Investments.

136  /  N-Q Report June 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A1
1.38%	07/25/20	[3]	$5,904,855	$5,912,192
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KF02, Class A2
1.55%	07/25/20	[3]	3,690,027	3,699,344
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KGRP, Class A
1.38%	04/25/20	[3]	21,708,016	21,735,242
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ04, Class A1
1.38%	10/25/20		13,467,096	13,407,710
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ05, Class A1
1.42%	05/25/21		19,391,736	19,205,724
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KP01, Class X (IO)
3.24%	01/25/19	[3]	23,072,962	582,440
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS02, Class A
1.60%	08/25/23	[3]	5,697,519	5,711,706
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS03, Class A4
4.19%	08/25/19		3,055,000	3,199,743
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X
0.78%	09/25/25	[3]	104,500,000	4,709,726
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class A1
3.19%	12/25/19		3,790,035	3,857,379
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KSCT, Class AX
1.20%	01/25/20	[3]	31,270,162	733,032
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1
0.85%	12/25/22	[3]	98,485,865	2,541,516
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS01, Class X1 (IO)
1.48%	01/25/23	[3]	31,644,532	1,632,059
Freddie Mac REMICS, Series 2711, Class FA
2.16%	11/15/33	[3]	104,057	106,180

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 2733, Class FB
1.76%	10/15/33	[3]	$476,364	$481,685
Freddie Mac REMICS, Series 3001, Class HS
13.85%	02/15/35	[3]	612	618
Freddie Mac REMICS, Series 3262, Class KS (IO)
5.25%	01/15/37	[3]	59,700	8,266
Freddie Mac REMICS, Series 3327, Class LZ
6.00%	06/15/37		437,126	481,067
Freddie Mac REMICS, Series 3339, Class JS
35.30%	07/15/37	[3]	23,196	42,411
Freddie Mac REMICS, Series 3404, Class AS (IO)
4.74%	01/15/38	[3]	103,935	17,055
Freddie Mac REMICS, Series 3439, Class SC (IO)
4.74%	04/15/38	[3]	70,907	10,213
Freddie Mac REMICS, Series 3828, Class TF
1.56%	04/15/29	[3]	90,999	91,191
Freddie Mac REMICS, Series 4030, Class HS (IO)
5.45%	04/15/42	[3]	239,475	41,507
Freddie Mac, Series 3885, Class PO (PO)
0.00%	11/15/33	[8]	37,152	31,977
FREMF Mortgage Trust, Series 2011-K701, Class B
4.40%	07/25/48	[2,3]	11,500,000	11,564,301
Ginnie Mae, Series 2006-3, Class C
5.24%	04/16/39	[3]	1,156,655	1,166,366
Ginnie Mae, Series 2011-109, Class AB
2.70%	04/16/43		149,841	150,027
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		184,020	39,341
Ginnie Mae, Series 2011-152, Class IO
0.76%	08/16/51	[3]	22,469,417	579,823
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		328,623	27,289
Ginnie Mae, Series 2011-70, Class IL (IO)
0.60%	06/16/37	[3]	1,128,325	22,880
Ginnie Mae, Series 2011-77, Class (IO)
0.61%	04/16/42	[3]	14,413,646	649,695
Ginnie Mae, Series 2011-81, Class IC (IO)
0.62%	07/20/35	[3]	1,865,674	37,219
Ginnie Mae, Series 2011-86, Class B
3.00%	02/16/41		2,438,422	2,451,570

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  137

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae, Series 2012-112, Class IO
0.31%	02/16/53	[3]	$73,331,705	$1,901,014
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		108,441	4,273
Ginnie Mae, Series 2013-135, Class CS (IO)
5.03%	09/16/43	[3]	4,318,769	619,765
Ginnie Mae, Series 2014-125, Class (IO)
0.97%	11/16/54	[3]	42,897,181	2,938,178
Ginnie Mae, Series 2016-22, Class IX
1.23%	06/16/38	[3]	29,040,125	2,902,944
Ginnie Mae, Series 2017-44, Class IO
0.70%	04/17/51	[3]	27,047,642	1,794,081

				391,922,407

Total Mortgage-Backed
(Cost $1,482,097,132)				1,488,120,928

MUNICIPAL BONDS — 0.94%*
California — 0.40%
California Health Facilities Financing Authority, Saint Joseph Health, Series A
3.00%	10/01/41		875,000	780,097
3.00%	10/01/47		3,600,000	3,114,000
4.00%	10/01/47		2,330,000	2,393,353
State of California, Build America Bonds
7.95%	03/01/36		6,650,000	7,595,963

				13,883,413

Massachusetts — 0.18%
Commonwealth of Massachusetts, Build America Bonds, Public Improvements
4.91%	05/01/29		4,490,000	5,235,430
Commonwealth of Massachusetts, Public Improvements, Series E
3.00%	04/01/44		1,325,000	1,157,586

				6,393,016

New York — 0.25%
City of New York, Build America Bonds, Series F1
6.65%	12/01/31		3,000,000	3,407,430
New York City Municipal Water Finance Authority, Build America Bonds, Series SE
6.49%	06/15/42		1,650,000	1,840,938
New York State Dormitory Authority, Build America Bonds
5.29%	03/15/33		3,100,000	3,646,592

				8,894,960

Issues	Maturity Date		Principal Amount	Value
MUNICIPAL BONDS (continued)
Wisconsin — 0.11%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group
4.00%	11/15/39		$2,130,000	$2,195,689
4.00%	11/15/46		1,675,000	1,699,941

				3,895,630

Total Municipal Bonds
(Cost $31,943,918)				33,067,019

U.S. AGENCY SECURITIES — 0.09%
U.S. Agency Securities — 0.09%
Federal Farm Credit Bank
1.27%	05/03/18	[3]	3,250,000	3,255,453

Total U.S. Agency Securities
(Cost $3,249,931)				3,255,453

U.S. TREASURY SECURITIES — 2.68%
U.S. Treasury Notes — 2.68%
U.S. Treasury Notes
0.75%	10/31/17		21,730,000	21,705,384
1.00%	12/31/17		16,550,000	16,534,889
1.32%	01/31/18	[3]	20,000,000	20,037,745
U.S. Treasury Notes (WI)
1.75%	06/30/22		36,530,000	36,295,980

Total U.S. Treasury Securities
(Cost $94,769,762)				94,573,998

Total Bonds – 95.09%
(Cost $3,330,828,194)				3,352,317,695

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS — 4.45%
Foreign Government Obligations — 1.20%
Japan Treasury Discount Bill, Series 676 (Japan)
0.00%[9]	07/18/17	[4]	4,760,000,000	42,365,017

Money Market Funds — 2.05%
Dreyfus Government Cash Management Fund
0.91%[10]			72,204,000	72,204,000
Fidelity Investments Money Market Funds - Government Portfolio
0.81%[10,11]			257	257

				72,204,257

See accompanying notes to Schedule of Portfolio Investments.

138  /  N-Q Report June 2017

Unconstrained Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Issues	Maturity Date		Principal Amount/ Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Treasury Bills — 1.20%
U.S. Treasury Bills
0.79%[9]	09/07/17	[12]	$2,345,000	$2,340,936
0.91%[9]	10/05/17		12,000,000	11,968,356
0.99%[9]	11/02/17		28,000,000	27,901,608

				42,210,900

Total Short-Term Investments
(Cost $158,099,557)				156,780,174

Total Investments – 99.54%
(Cost $3,488,927,751)[1]				3,509,097,869

Cash and Other Assets, Less
Liabilities – 0.46%				16,236,525

Net Assets – 100.00%				$3,525,334,394

Currency Purchased		Currency Sold	Unrealized Appreciation
FOREIGN CURRENCY EXCHANGE CONTRACT
Forward currency contract to sell Japanese Yen on 07/18/17 at 112.27 Counterparty: Goldman Sachs & Co.
USD $43,783,844	JPY	4,760,000,000	$1,386,206

Net unrealized appreciation			$1,386,206

Contracts		Unrealized (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
804	U.S. Treasury Five Year Note, Expiration September 2017	$(297,756)

	Net unrealized (depreciation)	$(297,756)

Contracts		Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
312	U.S. Treasury Ten Year Note, Expiration September 2017	$67,436
385	U.S. Treasury Ultra Bond, Expiration September 2017	(1,312,149)

	Net unrealized (depreciation)	$(1,244,713)

Notes:

[1]	Cost for federal income tax purposes is $3,489,141,003 and net unrealized appreciation/(depreciation) consists of:

Gross unrealized appreciation	$53,964,707
Gross unrealized (depreciation)	(34,007,841)

Net unrealized appreciation	$19,956,866

[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]	Floating rate security. The rate disclosed was in effect at June 30, 2017.

[4]	U.S. dollar-denominated security issued by foreign-domiciled entity.

[5]	Illiquid security as determined under procedures approved by the Fund’s Board of Trustees. The aggregate value of illiquid securities is $61,525,791 , which is 1.75% of total net assets.

[6]	Non-income producing security.

[7]	Security is currently in default with regard to scheduled interest or principal payments.

[8]	Zero coupon bond. The rate shown is the effective yield as of June 30, 2017.

[9]	Represents annualized yield at date of purchase.

[10]	Represents the current yield as of June 30, 2017.

[11]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $257.

[12]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $2,147,257.

†	Fair valued security. The aggregate value of fair valued securities is $4,415,981, which is 0.13% of total net assets, which have not been valued utilizing an independent quote and were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale, see Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

(WI): When issued

See accompanying notes to Schedule of Portfolio Investments.

N-Q Report June 2017  /  139

Notes to Financial Statements

June 30, 2017 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust:

Net Asset Value:

The Net Asset Value (“NAV”) of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Funds receive pricing information from independent pricing vendors approved by the Board of Trustees (the “Board”). Securities with a demand feature exercisable within one to seven days are valued at par. The Funds also use a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods used by the Board include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Funds use these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

Foreign Currency Translation:

The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are reclassified to ordinary income for federal income tax purposes.

140  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

Foreign Taxes:

The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Securities and Derivatives Transactions and Investment Income:

Securities transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on the trade date. Cost is determined and gains and losses are based on the first-in, first-out method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Discounts, including original issue discount, and premiums on securities are amortized using the effective interest method.

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date. The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board may determine to declare and make distributions more or less frequently.

Federal Income Taxation:

It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

As of and during the period ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Cash and cash equivalents:

The Trust has defined cash and cash equivalents as cash which can be in interest-bearing accounts. The Funds also maintain cash in bank account deposits that, at times, may exceed federally insured limits. The Funds have not experienced any losses in any such accounts.

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

N-Q Report June 2017  /  141

Notes to Financial Statements (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Money market funds. Money market funds are open-ended mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized in Level 1 of the fair value hierarchy.

Short-term investments. Short-term investments (commercial paper and repurchase agreements) are valued using market price quotations, and are reflected as Level 2 of the fair value hierarchy.

Equity securities. Securities such as common stocks and warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be in Level 3.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. and Foreign government and agency securities. U.S. and Foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Some government securities are actively traded and transparent in the market place. As such, they can be level 1. Other government and agencies securities are quoted based in similar securities and yields and therefore, would be in level 2.

Restricted securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Any other restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service

142  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as indices and exchange rates. Foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options and Swaptions contracts. Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over the counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Interest rate swaps. Interest rate swaps are fair valued using pricing models that are based on real-time intraday snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

As of June 30, 2017, Level 3 securities consist of certain asset-backed and mortgage-backed securities, bank loans, common stocks, corporate bonds and warrants.

N-Q Report June 2017  /  143

Notes to Financial Statements (Continued)

The summary of inputs used to value each Fund’s investments and other financial instruments carried at fair value June 30, 2017 is as follows:

ALPHATRAK 500 FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
U.S. Treasury Bills	$5,541,889	$ —	$ —	$5,541,889
Long-Term Investments:
Asset-Backed Securities	—	2,148,323	—	2,148,323
Bank Loans	—	—	72,401	72,401
Corporates	—	6,412,940	—	6,412,940
Mortgage-Backed	—	5,452,386	64,207	5,516,593
Mutual Funds	1,020,638	—	—	1,020,638
U.S. Treasury Securities	3,768,550	—	—	3,768,550

Other Financial Instruments *
Liabilities:
Equity contracts	(141,579)	—	—	(141,579)

Total	$10,189,498	$14,013,649	$136,608	$24,339,755

*Other financial instruments include futures. Equity contracts include futures.

FLOATING RATE INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 6,230,150	$ —	$ 6,230,150
Money Market Funds	5,246,000	—	—	5,246,000
U.S. Treasury Bills	11,490,487	—	—	11,490,487
Long-Term Investments:
Bank Loans	—	194,618,039	11,952,342	206,570,381
Corporates	—	14,898,447	—	14,898,447
Municipal Bonds	—	456,900	—	456,900

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	203,854	—	203,854

Total	$16,736,487	$216,407,390	$11,952,342	$245,096,219

*Other financial instruments include foreign currency exchange contracts.

144  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 16,022,418	$ —	$ 16,022,418
Money Market Funds	8,057,000	—	—	8,057,000
U.S. Agency Discount Notes	—	9,298,205	—	9,298,205
U.S. Treasury Bills	39,376,092	—	—	39,376,092
Long-Term Investments:
Bank Loans	—	64,685,786	10,922,290	75,608,076
Common Stock	479,879	—	660,578	1,140,457
Corporates	—	590,418,012	11,881,577	602,299,589
Mortgage-Backed	—	7,582,420	—	7,582,420
U.S. Treasury Securities	19,999,172	—	—	19,999,172
Warrant	—	—	99,948	99,948

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	178,124	—	178,124
Liabilities:
Credit contracts	—	(199,553)	—	(199,553)

Total	$ 67,912,143	$ 687,985,412	$ 23,564,393	$ 779,461,948

*Other financial instruments include swap contracts and foreign currency exchange contracts. Credit contracts include credit default swaps.

N-Q Report June 2017  /  145

Notes to Financial Statements (Continued)

INTERMEDIATE BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 41,658,587	$ —	$ 41,658,587
Money Market Funds	17,719,179	—	—	17,719,179
U.S. Treasury Bills	47,824,039	—	—	47,824,039
Long-Term Investments:
Asset-Backed Securities	—	74,617,028	—	74,617,028
Bank Loans	—	2,742,647	3,089,109	5,831,756
Corporates	—	414,111,132	157,803	414,268,935
Mortgage-Backed	—	182,758,891	488,287	183,247,178
Municipal Bonds	—	19,494,143	—	19,494,143
U.S. Treasury Securities	307,066,875	22,808,938	—	329,875,813

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	427,787	—	427,787
Interest rate contracts	72,448	4,137	—	76,585
Liabilities:
Interest rate contracts	(392,317)	—	—	(392,317)

Total	$ 372,290,224	$ 758,623,290	$ 3,735,199	$ 1,134,648,713

*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

146  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$113,755,241	$ —	$113,755,241
Money Market Funds	32,488,437	—	—	32,488,437
U.S. Agency Discount Notes	—	25,967,916	—	25,967,916
U.S. Treasury Bills	55,537,246	—	—	55,537,246
Long-Term Investments:
Asset-Backed Securities	—	218,992,501	—	218,992,501
Bank Loans	—	4,329,795	16,208,816	20,538,611
Corporates	—	794,446,028	2,097,138	796,543,166
Mortgage-Backed	—	892,950,141	4,115,676	897,065,817
Municipal Bonds	—	644,364	—	644,364
Purchased Swaptions	—	49,350	—	49,350
U.S. Treasury Securities	861,155,383	—	—	861,155,383

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	1,123,351	—	1,123,351
Interest rate contracts	192,362	11,000	—	203,362
Liabilities:
Interest rate contracts	(1,019,444)	(24,864)	—	(1,044,308)

Total	$ 948,353,984	$ 2,052,244,823	$ 22,421,630	$ 3,023,020,437

*Other financial instruments include foreign currency exchange contracts, futures, swaps and written swaptions. Interest rate contracts include futures, swaps and written swaptions.

N-Q Report June 2017  /  147

Notes to Financial Statements (Continued)

STRATEGIC INCOME FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 6,765,273	$ —	$ 6,765,273
Money Market Funds	61,000	—	—	61,000
U.S. Agency Discount Notes	—	199,961	—	199,961
U.S. Treasury Bills	9,181,935	—	—	9,181,935
Long-Term Investments:
Asset-Backed Securities	—	12,067,681	238,452	12,306,133
Bank Loans	—	207,858	—	207,858
Corporates	—	31,764,769	—	31,764,769
Mortgage-Backed	—	52,218,595	1,478,259	53,696,854
Municipal Bonds	—	1,090,069	—	1,090,069

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	74,897	—	74,897
Interest rate contracts	12,105	—	—	12,105
Liabilities:
Interest rate contracts	(3,408)	—	—	(3,408)

Total	$9,251,632	$104,389,103	$1,716,711	$115,357,446

*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.

148  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Commercial Paper	$ —	$ 49,984,150	$ —	$ 49,984,150
Foreign Government Obligations	—	2,997,463,693	—	2,997,463,693
Money Market Funds	2,246,915,562	—	—	2,246,915,562
U.S. Agency Discount Notes	—	2,781,081,610	—	2,781,081,610
U.S. Treasury Bills	1,620,106,086	—	—	1,620,106,086
Long-Term Investments:
Asset-Backed Securities	—	4,444,477,815	13,416,927	4,457,894,742
Bank Loans	—	236,181,761	43,199,874	279,381,635
Common Stock	456,039	—	—	456,039
Corporates	—	21,465,428,769	47,490,432	21,512,919,201
Mortgage-Backed	—	31,766,941,223	19,738,526	31,786,679,749
Municipal Bonds	—	814,307,575	—	814,307,575
U.S. Treasury Securities	17,584,458,034	2,840,300,071	—	20,424,758,105

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	21,927,965	—	21,927,965
Interest rate contracts	5,511,915	298,733	—	5,810,648
Liabilities:
Foreign currency exchange contracts	—	(5,828,603)	—	(5,828,603)
Interest rate contracts	(24,098,982)	—	—	(24,098,982)

Total	$21,433,348,654	$67,412,564,762	$123,845,759	$88,969,759,175

*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Interest rate contracts include futures, swaps and written options.

N-Q Report June 2017  /  149

Notes to Financial Statements (Continued)

ULTRA SHORT BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 5,162,944	$ —	$ 5,162,944
Money Market Funds	1,618,000	—	—	1,618,000
U.S. Agency Discount Notes	—	1,997,532	—	1,997,532
U.S. Treasury Bills	8,481,711	—	—	8,481,711
Long-Term Investments:
Asset-Backed Securities	—	5,282,602	—	5,282,602
Corporates	—	31,081,682	—	31,081,682
Mortgage-Backed	—	55,725,205	37,565	55,762,770
U.S. Treasury Securities	28,838,483	—	—	28,838,483

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	49,173	—	49,173

Total	$38,938,194	$99,299,138	$37,565	$138,274,897

*Other financial instruments include foreign currency exchange contracts.

150  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments in Securities
Assets
Short-Term Investments:
Foreign Government Obligations	$ —	$ 42,365,017	$ —	$ 42,365,017
Money Market Funds	72,204,257	—	—	72,204,257
U.S. Treasury Bills	42,210,900	—	—	42,210,900
Long-Term Investments:
Asset-Backed Securities	—	561,554,999	—	561,554,999
Bank Loans	—	10,830,463	9,716,574	20,547,037
Corporates	—	1,094,460,138	4,423,383	1,098,883,521
Foreign Government Obligations	—	52,314,740	—	52,314,740
Mortgage-Backed	—	1,440,735,094	47,385,834	1,488,120,928
Municipal Bonds	—	33,067,019	—	33,067,019
U.S. Agency Securities	—	3,255,453	—	3,255,453
U.S. Treasury Securities	94,573,998	—	—	94,573,998

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	1,386,206	—	1,386,206
Interest rate contracts	67,436	—	—	67,436
Liabilities:
Interest rate contracts	(1,609,905)	—	—	(1,609,905)

Total	$ 207,446,686	$ 3,239,969,129	$ 61,525,791	$ 3,508,941,606

*Other financial instruments include futures and foreign currency exchange contracts. Interest rate contracts include futures.

N-Q Report June 2017  /  151

Notes to Financial Statements (Continued)

Certain of the Funds’ investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

There were no financial assets and/or liabilities transferred from level 1 to level 2 or from level 2 to level 1 for the period ended June 30, 2017.

For the period ended June 30, 2017, a reconciliation of level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of level 3 investments for which significant unobservable inputs were used in determining fair value:

ALPHATRAK 500 FUND	BANK LOANS	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$74,930	$66,570
Accrued discounts/premiums	(19)	(1,835)
Realized (loss)	(7)	—
Change in unrealized appreciation/ (depreciation)*	9	(528)
Purchases	19	—
Sales	(2,531)	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of June 30, 2017	$72,401	$64,207

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(520) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

FLOATING RATE INCOME FUND	BANK LOANS

Balance as of April 1, 2017	$14,643,546
Accrued discounts/premiums	4,234
Realized gain	10,179
Change in unrealized (depreciation)*	(562,113)
Purchases	249,394
Sales	(1,401,053)
Transfers into Level 3**	—
Transfers out of Level 3**	(991,845)

Balance as of June 30, 2017	$11,952,342

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(552,270) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2017, the Fund used significant observable inputs in determining the value of certain investments. As of June 30, 2017, the Fund used unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $(991,845) transferred from level 3 to level 2 in the disclosure hierarchy.

152  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

HIGH YIELD BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	WARRANT

Balance as of April 1, 2017	$13,314,153	$767,223	$13,153,506	$346,020
Accrued discounts/premiums	6,618	—	1,479	—
Realized gain/(loss)	(19,306)	444,655	1,481	—
Change in unrealized appreciation/ (depreciation)*	(966,097)	187,328	(1,233,004)	(246,072)
Purchases	1,027,335	—	—	—
Sales	(2,440,413)	(738,628)	(41,885)	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of June 30, 2017	$10,922,290	$660,578	$11,881,577	$99,948

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(1,982,180) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

INTERMEDIATE BOND FUND	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$3,197,008	$176,099	$538,763
Accrued discounts/ premiums	348	—	(4,656)
Realized gain/(loss)	109	—	(3,465)
Change in unrealized (depreciation)*	(356)	(18,296)	(42,355)
Purchases	—	—	—
Sales	(108,000)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2017	$3,089,109	$157,803	$488,287

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(64,242) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

N-Q Report June 2017  /  153

Notes to Financial Statements (Continued)

LOW DURATION BOND FUND	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$17,006,597	$2,370,677	$4,397,060
Accrued discounts/premiums	110	—	(22,311)
Realized gain	551	—	—
Change in unrealized (depreciation)*	(284,592)	(273,539)	(259,073)
Purchases	—	—	—
Sales	(513,850)	—	—
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2017	$16,208,816	$2,097,138	$4,115,676

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(817,204) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

STRATEGIC INCOME FUND	ASSET-BACKED SECURITIES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$266,936	$1,362,818
Accrued discounts/premiums	86	7,025
Realized (loss)	—	(614)
Change in unrealized (depreciation)*	(28,570)	(110,637)
Purchases	—	219,667
Sales	—	—
Transfers into Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of June 30, 2017	$238,452	$1,478,259

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(130,911) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

154  /  N-Q Report June 2017

Notes to Financial Statements (Continued)

TOTAL RETURN BOND FUND	ASSET-BACKED SECURITIES	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$16,341,472	$55,094,852	$38,276,920	$20,753,697
Accrued discounts/premiums	—	7,579	(1,105)	(231,708)
Realized (loss)	—	(141,946)	—	—
Change in unrealized (depreciation)*	(2,924,545)	(91,967)	(2,468,235)	(783,463)
Purchases	—	7,631,209	12,316,604	—
Sales	—	(19,299,853)	(633,752)	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of June 30, 2017	$13,416,927	$43,199,874	$47,490,432	$19,738,526

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(6,268,212) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

ULTRA SHORT BOND FUND	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$40,509
Accrued discounts/premiums	(1,206)
Realized (loss)	(1,269)
Change in unrealized (depreciation)*	(469)
Purchases	—
Sales	—
Transfers into Level 3**	—
Transfers out of Level 3**	—

Balance as of June 30, 2017	$37,565

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(1,660) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

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UNCONSTRAINED BOND FUND	BANK LOANS	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of April 1, 2017	$11,393,267	$2,473,774	$43,466,613
Accrued discounts/premiums	3,657	(71)	(371,500)
Realized (loss)	(12,494)	—	(353,851)
Change in unrealized (depreciation)*	(523,163)	(267,461)	(2,098,444)
Purchases	675,795	2,217,141	9,008,682
Sales	(1,820,488)	—	(2,265,666)
Transfers into Level 3**	—	—	—
Transfers out of Level 3**	—	—	—

Balance as of June 30, 2017	$9,716,574	$4,423,383	$47,385,834

* The change in unrealized appreciation/(depreciation) on securities still held at June 30, 2017 was $(2,992,206) and is included in the related realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended June 30, 2017.

Significant unobservable valuations inputs for Level 3 investments as of June 30, 2017, are as follows:

ALPHATRAK 500 FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$72,401	Third-party Vendor	Vendor Prices	$99.91	$99.91

Mortgage-Backed Securities-Commercial Mortgage-Backed	$10,040	Third-party Vendor	Vendor Prices	0.61	0.61

Mortgage-Backed Securities-Non Agency	$54,167	Third-party Vendor	Vendor Prices	1.38	1.38

FLOATING RATE INCOME FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$11,952,342	Third-party Vendor	Vendor Prices	$45.20 - $101.00	$92.99

HIGH YIELD BOND FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$10,922,290	Third-party Vendor	Vendor Prices	$45.20 - $100.69	$90.55

Common Stock	$660,578	Broker Quote	Offered Quote	17.50 - 45.75	24.39

Corporate Securities	$11,881,577	Third-party Vendor	Vendor Prices	0.00 - 108.25	44.89

Warrant	$99,948	Third-party Vendor	Vendor Prices	6.75 - 7.75	7.62

INTERMEDIATE BOND FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$3,089,109	Third-party Vendor	Vendor Prices	$99.91	$99.91

Corporate Securities	$157,803	Third-party Vendor	Vendor Prices	34.50	34.50

Mortgage-Backed Securities-Commercial Mortgage-Backed	$488,287	Third-party Vendor	Vendor Prices	7.15	7.15

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LOW DURATION BOND FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$16,208,816	Third-party Vendor	Vendor Prices	$69.33 - $99.91	$96.72

Corporate Securities	$2,097,138	Third-party Vendor	Vendor Prices	34.50	34.50

Mortgage-Backed Securities- Commercial Mortgage-Backed	$1,350,580	Third-party Vendor	Vendor Prices	7.15	7.15

Mortgage-Backed Securities-Non- Agency	$2,765,096	Third-party Vendor	Vendor Prices	1.88	1.88

STRATEGIC INCOME FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$238,452	Benchmark Pricing	Offered Quote	$16.17 - $48.00	$37.84

Mortgage-Backed Securities- Commercial Mortgage Backed	$1,275,873	Third-party Vendor	Vendor Prices	0.91 - 7.15	4.97

Mortgage-Backed Securities-Non- Agency	$202,386	Third-party Vendor	Vendor Prices	11.93	11.93

TOTAL RETURN BOND FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Asset-Backed Securities	$13,416,927	Benchmark Pricing	Offered Quote	$45.00 - $48.00	$46.39

Bank Loans	$43,199,874	Third-party Vendor	Vendor Prices	91.88 - 99.91	98.51

Corporate Securities	$47,490,432	Third-party Vendor	Vendor Prices	34.50 - 113.52	74.99

Mortgage-Backed Securities- Commercial Mortgage-Backed	$45,300	Third-party Vendor	Vendor Prices	0.78	0.78

Mortgage-Backed Securities-Non- Agency	$19,693,226	Third-party Vendor	Vendor Prices	1.28 - 3.10	2.09

ULTRA SHORT BOND FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Mortgage-Backed Securities-Non- Agency	$37,565	Third-party Vendor	Vendor Prices	$1.38	$1.38

UNCONSTRAINED BOND FUND	FAIR VALUE AT 6/30/17	VALUATION TECHNIQUE*	UNOBSERVABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$9,716,574	Third-party Vendor	Vendor Prices	$69.33 - $99.91	$89.78

Corporate Securities	$4,423,383	Third-party Vendor	Vendor Prices	34.50 - 113.52	74.20

Mortgage-Backed Securities- Commercial Mortgage-Backed	$47,247,763	Third-party Vendor	Vendor Prices	2.21 - 7.61	5.66

Mortgage-Backed Securities-Non- Agency	$138,071	Third-party Vendor	Vendor Prices	0.74 - 11.93	9.33

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process:

Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Adviser with consent by the Adviser’s Pricing Working Group in accordance with procedures approved by the Board of Trustees, and under the general oversight of the Board of Trustees. The Adviser’s Pricing Working Group employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Adviser’s Pricing Working Group reports to the Board of Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Trust’s fair value procedures may differ from recent market prices for the

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investment and may be significantly different from the value realized upon the sale of such investment. The Adviser, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Adviser’s Pricing Working Group consists of the Adviser’s General Counsel, Chief Compliance Officer, internal regulatory legal counsel, members of the Adviser’s Mutual Fund Administration Department, and a representative from the portfolio management team. The Adviser’s Pricing Working Group reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

2.	PORTFOLIO INVESTMENTS

The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

The Funds may invest in securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Funds. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right to the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Government National Mortgage Association (“GNMA”), FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

The Funds may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described in Note 1 under “Security Valuation”.

The Funds may invest in Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other Collateralized Debt Obligations (“CDOs”), which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CBO, CLO or other CDO depend largely on the type of the collateral securities and the class of the CBO, CLO or other CDO in which a Fund invests. Some CBOs, CLOs and other CDOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CBOs, CLOs and other CDOs are privately offered and sold (that is, not registered under the securities laws) and may be characterized by the Funds as illiquid securities, but an active dealer market may exist for CBOs, CLOs and other CDOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CBOs, CLOs and other CDOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in CBOs, CLOs and other CDOs that are subordinate to other classes, volatility in value, and the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

The Funds may invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and

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principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). During the period ended June 30, 2017, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Board. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund’s limit on illiquid securities.

The Funds may purchase participations in commercial loans, or may purchase assignments of such loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Fund intends to invest may not be rated by any nationally recognized rating service. Participations and assignments also involve special types of risk, including interest rate risk, liquidity risk, and the risk of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

The Funds may also sell a debt or equity security short that is, without owning it and borrow the same security from a broker or other institution to complete the sale. The Adviser may use short sales when it believes a security is overvalued or as a partial hedge against a position in a related security of the same issuer held by a Fund. The Ultra Short Bond Fund, Low Duration Bond Fund, Intermediate Bond Fund, and Total Return Bond Fund will not make total short sales exceeding 25% of the value of each respective Fund’s assets. The High Yield Bond Fund, Unconstrained Bond Fund, Floating Rate Income Fund and Strategic Income Fund will not make total short sales exceeding 33 1/3% of each respective Fund’s assets. If the value of the security sold short increases, a Fund would lose money because it would need to replace the borrowed security by purchasing it at a higher price. The potential loss is unlimited. (If the short sale was intended as a hedge against another investment, the loss on the short sale may be fully or partially offset by gains in that other investment.) At June 30, 2017, the Funds did not hold any short debt or equity.

A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur. This means that the Funds might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short. Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Funds. The Funds also may make short sales “against-the-box”, in which the Funds sell short securities they own. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining and closing short sales against-the-box, which result in a “constructive sale”, requiring the Fund to recognize any taxable gain from the transaction.

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended June 30, 2017, the Funds did not receive any in-kind payments with respect to PIK securities.

The Funds may invest in repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Master Repurchase Agreements (“MRAs”) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty,

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each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of June 30, 2017, the Funds did not hold any repurchase agreements.

The Funds may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Fund for purposes of the percentage limitations applicable to borrowings.

Reverse repurchase transactions and treasury roll transactions are entered into by a Fund under MRAs. With reverse repurchase transactions and treasury roll transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. There were no reverse repurchase agreements for the period ended June 30, 2017.

Each Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment. Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they must result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. The Funds segregate assets (cash and/or securities) to cover the amounts outstanding related to these transactions.

Derivatives:

The Funds engaged in various portfolio investment strategies both to increase the return of the Funds and to economically hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds are subject to credit risk, equity price risk and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below:

Over the reporting period, the Funds engaged in interest rate futures contracts, foreign currency exchange contracts, swap agreements and swaptions as a means of managing interest rate risk and yield curve positioning consistent with the Adviser’s current market perspectives. Additionally, credit default swaps were held for the purposes of (1) hedging valuation risks specific to identified market segments, industries and credits and (2) efficiently gaining income-bearing exposures to selected market segments, industries and credits. The market value of these instruments, realized and changes in unrealized gains and losses, and the types of contracts are included in the Schedule of Portfolio Investments and the Notes to Financial Statements.

Options - The Funds may purchase and write call and put options on securities, securities indices and on foreign currencies. A Fund may purchase put options on securities to seek to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to seek to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. The Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. A Fund may write a call or put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. When the Fund writes a call or put, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the sum of the premium and exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under

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the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). As of June 30, 2017, the Low Duration Bond Fund held written swaptions.

Futures - The Funds purchased or sold exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Adviser to the Fund may be attempting to sell some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency - The Funds may hold foreign currency as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk).

Foreign Currency Exchange Contracts - The Funds entered into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by a Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

Swaps - The Funds invested in swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a basket of securities representing a particular index. A swap contract may not be assigned without the consent of the counterparty (and in certain circumstances may not be assignable), and may result in losses in the event of a default or bankruptcy of the counterparty.

The Funds entered into credit default swap agreements to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The buyer in a credit default contract is obligated to pay the seller a periodic, stream of payments over the term of the contract provided no event of default has occurred. In the event of default, the seller must pay the buyer the par value (full notional value) of the reference obligation in exchange for the reference obligation. The Funds may be either the buyer or seller in such transactions. If a Fund is a buyer and no event of default occurs, the Fund loses its investment and recovers nothing. However, if an event of default occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller of a credit default swap, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default event. If an event of default occurs, the seller may pay the notional value of the reference obligation. The value of the reference obligation received by the seller, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk.

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The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Portfolio Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017, for which a portfolio is the seller of protection are also disclosed. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.

The Funds entered into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Funds’ maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. The Funds enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed-rate bonds which may decrease when interest rates rise (interest rate risk).

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. At June 30, 2017, the Low Duration Bond Fund held swaptions.

In addition to the securities listed above, the AlphaTrak 500 Fund invested in the following equity derivative instruments with a notional or contractual value up to its total assets: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in one or more mutual funds, asset pools, or trusts that invest in such stocks.

The Funds may enter into total return swap agreements. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of LIBOR based cash flows. The total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. The total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties.

As a result, unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statements of Assets and Liabilities. The change in the value of the swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in both the Statements of Assets and Liabilities and the Statements of Operations. A realized gain or loss is recorded upon payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used upon payment or receipt of a periodic payment or termination of swap agreements to express the extent of involvement in these transactions, but the amounts subject to credit risk are much smaller. At June 30, 2017, the Funds had outstanding swap agreements as listed in the Funds’ Schedules of Portfolio Investments. Swap transactions present risk of loss in excess of the related amounts in the Statements of Assets and Liabilities.

162  /  N-Q Report June 2017

Notes to Financial Statements (Concluded)

3.	Commitments and Contingencies

The Floating Rate Income Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of June 30, 2017:

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN

Dubois Chemicals, Inc.,
Delayed Draw Term Loan, 1st Lien	March 2024	$117,542	$1,209

TricorBraun, Inc.,
Delayed-Draw Term Loan, 1st Lien	November 2023	137,748	2,748

Total Unfunded Commitments		$255,290	$3,957

From time to time, a Fund may become a party to certain legal proceedings incidental to the normal course of its business. As of June 30, 2017, management is not aware of any pending or threatened litigation against a Fund.

In the normal course of business, the Trust enters into contracts which provide a variety of representations and warranties, and that provide general indemnifications. Such contracts include those with certain service providers, brokers and trading counterparties. Any exposure to the Trust under these arrangements is unknown as it would involve future claims that may be made against the Trust; however, based on the Trust’s experience, the risk of loss is remote and no such claims are expected to occur. As such, the Trust has not accrued any liability in connection with such indemnifications.

4.	FEDERAL TAX INFORMATION

Capital Loss Carryforwards:

At June 30, 2017, the following Funds had available for federal income tax purposes unused capital losses as follows:

FUND	EXPIRING IN 2017	EXPIRING IN 2018	EXPIRING IN 2019	SHORT TERM NON-EXPIRING AMOUNTS*	LONG TERM NON-EXPIRING AMOUNTS*

AlphaTrak 500 Fund	$62,522,182	$15,892,244	$12,617,196	$—	$—

Floating Rate Income Fund	—	—	—	—	1,168,179

High Yield Bond Fund	—	—	—	—	80,944,265

Low Duration Bond Fund	99,373,584	21,029,490	42,081,240	—	55,588,883

Strategic Income Fund	47,852,416	18,413,032	41,345,040	—	595,284

Ultra Short Bond Fund	17,068,161	14,894,875	10,083,524	134,340	4,787,137

*

Under the Modernization Act of 2010, capital losses incurred by the Funds after March 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the years preceding enactment.

For additional information regarding the accounting policies of the Metropolitan West Funds, refer to the most recent financial statements in the N-CRS filing at www.sec.gov.

N-Q Report June 2017  /  163

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Metropolitan West Funds

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David B. Lippman
David B. Lippman, President and Principal Executive Officer
(principal executive officer)

Date	8/24/17

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, Treasurer
(principal financial officer)

Date	8/24/17

* Print the name and title of each signing officer under his or her signature.